UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

January 31, 2014

1.813063.109

DIF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 2.8%
ALS Ltd.	1,724,330	$ 12,041,202
Ansell Ltd.	3,228,810	54,124,113
Australia & New Zealand Banking Group Ltd.	8,005,252	210,860,428
BHP Billiton Ltd. sponsored ADR (d)	3,463,464	221,488,523
CSL Ltd.	2,080,633	128,066,979
Telstra Corp. Ltd.	8,125,249	36,570,212
Westfield Group unit	8,336,602	74,542,901
TOTAL AUSTRALIA		737,694,358
Austria - 0.1%
Andritz AG	671,600	36,910,817
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	29,265,283	167,708,666
Bailiwick of Jersey - 1.9%
Experian PLC	9,805,372	167,638,130
Shire PLC	1,762,500	87,960,199
Wolseley PLC	1,369,872	73,908,427
WPP PLC	7,258,009	152,364,501
TOTAL BAILIWICK OF JERSEY		481,871,257
Belgium - 2.8%
Anheuser-Busch InBev SA NV	4,209,330	403,433,957
KBC Groupe SA	4,772,046	282,253,345
UCB SA	693,800	49,116,366
TOTAL BELGIUM		734,803,668
Bermuda - 0.2%
Bunge Ltd.	475,600	36,031,456
Golar LNG Ltd. (NASDAQ)	181,179	6,433,666
TOTAL BERMUDA		42,465,122
Canada - 3.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,272,127	167,632,481
Canadian Natural Resources Ltd.	2,415,700	79,211,101
CGI Group, Inc. Class A (sub. vtg.) (a)	4,586,200	140,705,234
Constellation Software, Inc.	61,738	13,266,672
First Quantum Minerals Ltd.	2,150,600	38,483,913
Keyera Corp.	217,600	12,894,815
Painted Pony Petroleum Ltd. (a)(i)	3,887,370	25,549,314
Painted Pony Petroleum Ltd. (a)(e)(i)	1,460,500	9,598,976
Potash Corp. of Saskatchewan, Inc. (d)	2,811,100	88,137,923
Suncor Energy, Inc.	3,340,900	109,758,502
Tourmaline Oil Corp. (a)	1,104,800	46,711,589
TransForce, Inc.	1,186,600	25,420,674
Valeant Pharmaceuticals International (Canada) (a)	696,400	94,497,807
TOTAL CANADA		851,869,001
Cayman Islands - 1.4%
GCL-Poly Energy Holdings Ltd. (a)	161,977,000	55,078,606

	Shares	Value
New Oriental Education & Technology Group, Inc. sponsored ADR	862,900	$ 25,317,486
PW Medtech Group Ltd. (a)	54,549,000	23,677,855
Qihoo 360 Technology Co. Ltd. ADR (a)	310,700	31,405,556
Sands China Ltd.	22,322,800	172,083,204
Tencent Holdings Ltd.	941,600	65,916,124
TOTAL CAYMAN ISLANDS		373,478,831
Denmark - 2.0%
Genmab A/S (a)	1,738,876	69,021,974
Novo Nordisk A/S Series B	11,188,495	443,216,458
TOTAL DENMARK		512,238,432
Finland - 0.3%
Sampo Oyj (A Shares)	1,440,100	66,910,956
France - 7.1%
Air Liquide SA	446,200	56,086,823
Arkema SA	616,000	65,749,449
Atos Origin SA	624,128	54,621,900
AXA SA	5,719,100	150,410,329
BNP Paribas SA	3,227,176	250,050,682
Bureau Veritas SA	3,635,600	94,609,825
Cap Gemini SA	1,255,800	85,650,281
Dassault Aviation SA	29,465	38,946,644
Edenred SA	1,566,290	43,770,075
Kering SA (d)	407,200	81,307,675
LVMH Moet Hennessy - Louis Vuitton SA	409,713	73,023,437
Publicis Groupe SA	2,110,900	187,273,742
Sanofi SA	5,266,879	514,895,324
Schneider Electric SA	928,300	74,982,173
Tarkett SA (a)	913,976	32,764,619
Total SA sponsored ADR (d)	904,600	51,715,982
TOTAL FRANCE		1,855,858,960
Germany - 7.2%
adidas AG	1,407,680	157,369,817
Allianz SE	455	75,639
BASF AG	2,628,105	281,896,092
Bayer AG	3,495,262	461,459,322
Brenntag AG	325,300	56,157,710
Continental AG	397,300	85,600,202
Deutsche Post AG	1,725,720	59,746,375
Fresenius SE & Co. KGaA	1,262,100	196,858,768
Gerry Weber International AG (Bearer)	25,797	1,148,150
GFK AG	837,900	46,050,586
Linde AG	649,229	123,023,930
OSRAM Licht AG (a)	876,156	51,337,723
ProSiebenSat.1 Media AG	1,148,890	51,583,120
SAP AG	3,640,995	278,571,325
Wacker Chemie AG (d)	180,100	21,443,289
TOTAL GERMANY		1,872,322,048
Common Stocks - continued
	Shares	Value
Hong Kong - 1.7%
AIA Group Ltd.	53,823,400	$ 247,840,819
Galaxy Entertainment Group Ltd. (a)	20,121,000	197,742,382
TOTAL HONG KONG		445,583,201
India - 1.4%
Apollo Hospitals Enterprise Ltd.	2,493,661	37,047,419
HDFC Bank Ltd.	10,072,492	101,361,112
Housing Development Finance Corp. Ltd.	7,279,660	93,813,055
ITC Ltd.	13,515,862	70,155,231
Lupin Ltd. (a)	907,324	13,490,753
United Spirits Ltd.	1,242,152	48,989,142
TOTAL INDIA		364,856,712
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	26,795,500	18,311,513
Ireland - 1.4%
Actavis PLC (a)	365,200	69,015,496
DCC PLC (United Kingdom)	921,289	41,876,118
Greencore Group PLC	13,048,600	53,454,879
Perrigo Co. PLC	671,100	104,463,426
Ryanair Holdings PLC sponsored ADR (a)	2,155,900	101,866,275
TOTAL IRELAND		370,676,194
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,046,100	46,687,443
Italy - 0.8%
UniCredit SpA	15,075,300	113,452,879
World Duty Free SpA (a)	5,735,081	83,382,263
TOTAL ITALY		196,835,142
Japan - 15.5%
ACOM Co. Ltd. (a)	9,080,300	26,708,992
Aozora Bank Ltd.	22,926,000	65,335,646
Astellas Pharma, Inc.	1,122,300	69,356,021
Coca-Cola Central Japan Co. Ltd.	1,476,400	36,279,669
Credit Saison Co. Ltd.	3,639,600	88,978,026
Don Quijote Holdings Co. Ltd.	2,656,800	162,845,421
Fuji Heavy Industries Ltd.	1,777,900	48,468,262
GMO Internet, Inc.	2,409,800	29,390,563
Honda Motor Co. Ltd.	6,615,500	247,969,911
Hoya Corp.	7,910,500	218,597,034
Japan Exchange Group, Inc.	2,923,700	70,637,574
Japan Tobacco, Inc.	8,951,700	276,334,079
JSR Corp.	694,800	12,372,107
KDDI Corp.	3,094,800	170,406,363
Keyence Corp.	680,010	279,220,739
Komatsu Ltd.	661,200	13,957,154
Miraca Holdings, Inc.	207,600	9,810,370
Mitsubishi Electric Corp.	5,616,000	63,433,899
Mitsubishi UFJ Financial Group, Inc.	41,426,700	249,048,280

	Shares	Value
Monex Group, Inc.	4,748,700	$ 19,980,389
Nippon Telegraph & Telephone Corp.	516,200	27,628,124
Nitori Holdings Co. Ltd.	428,850	41,648,610
Nomura Holdings, Inc.	12,101,300	84,079,867
Omron Corp.	1,950,600	77,121,680
ORIX Corp.	28,836,900	437,401,719
Rakuten, Inc.	17,087,500	279,597,070
Santen Pharmaceutical Co. Ltd.	415,500	17,404,884
Seven & i Holdings Co., Ltd.	2,902,500	114,413,612
SHIMANO, Inc.	817,100	72,793,489
Shinsei Bank Ltd.	35,224,000	71,206,051
Ship Healthcare Holdings, Inc.	400,800	15,311,821
SoftBank Corp.	5,117,900	370,519,857
Sumitomo Mitsui Financial Group, Inc.	2,621,800	121,457,867
Tsuruha Holdings, Inc.	601,200	56,251,394
Yahoo! Japan Corp.	15,568,400	87,888,058
TOTAL JAPAN		4,033,854,602
Korea (South) - 1.0%
Hyundai Motor Co.	129,463	27,811,951
Naver Corp.	251,762	157,240,365
NHN Entertainment Corp. (a)	3	209
Orion Corp.	99,063	79,749,031
TOTAL KOREA (SOUTH)		264,801,556
Luxembourg - 0.3%
Altice S.A. (a)	1,159,600	44,697,763
Eurofins Scientific SA	140,400	35,750,692
TOTAL LUXEMBOURG		80,448,455
Marshall Islands - 0.1%
Navigator Holdings Ltd. (a)	1,272,000	28,976,160
Mexico - 0.3%
America Movil S.A.B. de CV Series L sponsored ADR	3,627,300	77,116,398
Netherlands - 2.9%
AEGON NV	28,671,500	249,917,123
AerCap Holdings NV (a)	823,600	30,629,684
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	2,180,400	75,659,880
LyondellBasell Industries NV Class A	922,500	72,656,100
Royal DSM NV	962,000	63,743,689
Unilever NV (Certificaten Van Aandelen) (Bearer) (d)	6,672,857	248,976,206
TOTAL NETHERLANDS		741,582,682
Norway - 1.0%
BW LPG Ltd. (a)	6,317,833	70,198,704
DNB ASA	4,792,104	80,995,027
Telenor ASA	5,849,400	121,321,855
TOTAL NORWAY		272,515,586
Common Stocks - continued
	Shares	Value
Russia - 0.2%
Sberbank (Savings Bank of the Russian Federation)	17,144,700	$ 46,213,181
Singapore - 0.5%
Global Logistic Properties Ltd.	31,238,000	68,371,559
Super Group Ltd. Singapore	1,775,000	5,167,005
United Overseas Bank Ltd.	4,137,000	64,689,447
TOTAL SINGAPORE		138,228,011
South Africa - 1.0%
Nampak Ltd.	16,815,030	52,496,368
Naspers Ltd. Class N	2,161,599	220,929,949
TOTAL SOUTH AFRICA		273,426,317
Spain - 3.1%
Amadeus IT Holding SA Class A (d)	2,805,700	111,080,718
Atresmedia Corporacion de Medios de Comunicacion SA (a)	1,402,355	26,384,419
Banco Bilbao Vizcaya Argentaria SA	4,465,174	53,264,178
Criteria CaixaCorp SA	13,579,757	83,333,334
Grifols SA ADR	2,502,972	99,142,721
Iberdrola SA	11,429,002	70,551,229
Inditex SA	1,878,776	280,503,306
Prosegur Compania de Seguridad SA (Reg.)	12,339,695	74,225,758
TOTAL SPAIN		798,485,663
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	1,244,200	62,101,749
Nordea Bank AB	11,520,600	154,219,956
Svenska Cellulosa AB (SCA) (B Shares)	7,268,300	206,908,135
Svenska Handelsbanken AB (A Shares)	2,699,100	128,375,548
TOTAL SWEDEN		551,605,388
Switzerland - 5.4%
Actelion Ltd.	616,341	57,918,991
Compagnie Financiere Richemont SA Series A	1,459,605	135,472,079
Nestle SA	4,755,049	344,604,854
Roche Holding AG (participation certificate)	628,234	172,365,859
Schindler Holding AG (Reg.)	314,195	46,194,445
SGS SA (Reg.)	13,000	29,436,938
Syngenta AG (Switzerland)	705,711	249,491,473
UBS AG	18,213,625	361,254,428
TOTAL SWITZERLAND		1,396,739,067
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,356,400	124,470,288
United Kingdom - 16.6%
Alabama Noor Hospitals Group PLC (a)	2,659,300	36,765,352
Associated British Foods PLC	1,784,300	79,636,672
Barclays PLC	46,268,569	206,554,784
Barratt Developments PLC	4,967,000	30,913,641

	Shares	Value
BG Group PLC	11,857,002	$ 199,205,435
British American Tobacco PLC sponsored ADR	2,075,700	199,246,443
BT Group PLC	23,400,800	147,356,769
Bunzl PLC	1,152,170	26,289,445
Compass Group PLC	5,506,500	82,419,692
Domino's Pizza UK & IRL PLC	4,534,800	39,398,394
easyJet PLC	2,462,500	66,550,825
Filtrona PLC	9,105,312	124,161,404
GlaxoSmithKline PLC	4,642,400	119,329,126
Hikma Pharmaceuticals PLC	3,074,790	60,706,314
HSBC Holdings PLC sponsored ADR (d)	6,304,457	324,616,491
IMI PLC	2,804,840	69,024,821
InterContinental Hotel Group PLC	2,460,300	79,539,840
ITV PLC	15,948,900	51,519,149
Jazztel PLC (a)	2,466,300	30,339,172
Johnson Matthey PLC	1,419,682	75,405,570
Kingfisher PLC	25,109,531	152,561,854
Liberty Global PLC Class A (a)	320,800	25,641,544
Lloyds Banking Group PLC (a)	110,788,600	151,087,062
Meggitt PLC	6,508,051	55,151,206
Next PLC	2,983,900	306,577,075
Prudential PLC	13,272,619	267,180,002
Reckitt Benckiser Group PLC	2,153,987	161,573,056
Reed Elsevier PLC	3,613,200	52,685,489
Rolls-Royce Group PLC	9,345,700	182,363,513
Royal Dutch Shell PLC Class A sponsored ADR	10,114	698,877
SABMiller PLC	1,997,200	89,959,600
Spectris PLC	1,447,900	52,888,106
St. James's Place Capital PLC	11,635,800	147,286,305
Standard Chartered PLC (United Kingdom)	6,605,760	134,654,189
Taylor Wimpey PLC	32,098,800	59,204,818
Travis Perkins PLC	2,783,880	79,583,949
Vodafone Group PLC sponsored ADR	6,742,500	249,877,050
Whitbread PLC	1,502,435	92,644,182
TOTAL UNITED KINGDOM		4,310,597,216
United States of America - 7.0%
AbbVie, Inc.	2,832,400	139,439,052
Alexion Pharmaceuticals, Inc. (a)	677,200	107,491,956
Amgen, Inc.	548,000	65,184,600
Boston Scientific Corp. (a)	1,982,100	26,817,813
Celldex Therapeutics, Inc. (a)	500,513	12,903,225
Citigroup, Inc.	489,400	23,212,242
D.R. Horton, Inc.	2,003,400	47,039,832
Fidelity National Information Services, Inc.	804,400	40,783,080
FMC Corp.	343,200	24,240,216
Gilead Sciences, Inc. (a)	2,023,200	163,171,080
Google, Inc. Class A (a)	109,205	128,967,829
Common Stocks - continued
	Shares	Value
United States of America - continued
Las Vegas Sands Corp.	2,313,000	$ 176,990,760
MasterCard, Inc. Class A	2,070,600	156,703,008
McGraw-Hill Companies, Inc.	1,917,200	145,783,888
Mondelez International, Inc.	1,503,000	49,223,250
Monsanto Co.	554,700	59,103,285
Noble Energy, Inc.	1,564,656	97,525,008
PriceSmart, Inc.	251,100	22,824,990
The Blackstone Group LP	1,890,400	61,910,600
Time Warner, Inc.	808,600	50,804,338
Twenty-First Century Fox, Inc. Class B	1,835,400	57,337,896
Visa, Inc. Class A	706,600	152,222,838
TOTAL UNITED STATES OF AMERICA		1,809,680,786
TOTAL COMMON STOCKS (Cost $18,406,370,006)		24,125,823,677
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc. Series C (h)	770,400	6,224,832
Nonconvertible Preferred Stocks - 2.2%
Brazil - 0.4%
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,663,800	41,071,198
TIM Participacoes SA sponsored ADR	1,628,886	42,399,903
TOTAL BRAZIL		83,471,101
Germany - 1.8%
Henkel AG & Co. KGaA	1,682,400	182,386,472
Volkswagen AG	1,129,426	286,448,452
TOTAL GERMANY		468,834,924
TOTAL NONCONVERTIBLE PREFERRED STOCKS		552,306,025
TOTAL PREFERRED STOCKS (Cost $412,327,982)		558,530,857
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.07% 2/6/14 to 2/27/14 (g) (Cost $9,319,821)	$ 9,320,000	9,319,900
Preferred Securities - 0.1%
	Principal Amount	Value
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $32,222,946)	$ 20,980,000	$ 32,972,980
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	1,427,867,436	1,427,867,436
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	447,816,727	447,816,727
TOTAL MONEY MARKET FUNDS (Cost $1,875,684,163)		1,875,684,163
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $20,735,924,918)		26,602,331,577
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(607,631,827)
NET ASSETS - 100%		$ 25,994,699,750
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,328 CME Nikkei 225 Index Contracts (Japan)	March 2014	$ 170,351,400	$ (11,238,254)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,571,956 or 0.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,319,900.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,224,832 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
(i) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 252,602
Fidelity Securities Lending Cash Central Fund	953,312
Total	$ 1,205,914
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Painted Pony Petroleum Ltd.	$ 25,702,824	$ -	$ 150,881	$ -	$ 25,549,314
Painted Pony Petroleum Ltd. (144A)	9,595,190	-	-	-	9,598,976
Total	$ 35,298,014	$ -	$ 150,881	$ -	$ 35,148,290
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,456,622,820	$ 3,489,723,434	$ 960,674,554	$ 6,224,832
Consumer Staples	2,933,231,614	1,248,877,434	1,684,354,180	-
Energy	779,549,327	779,549,327	-	-
Financials	5,765,346,079	2,609,228,437	3,156,117,642	-
Health Care	3,602,469,579	1,920,090,253	1,682,379,326	-
Industrials	1,786,580,053	1,697,147,798	89,432,255	-
Information Technology	2,341,790,213	1,213,760,240	1,128,029,973	-
Materials	1,629,980,154	1,368,116,574	261,863,580	-
Telecommunication Services	1,318,233,466	565,752,141	752,481,325	-
Utilities	70,551,229	70,551,229	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Government Obligations	$ 9,319,900	$ -	$ 9,319,900	$ -
Preferred Securities	32,972,980	-	32,972,980	-
Money Market Funds	1,875,684,163	1,875,684,163	-	-
Total Investments in Securities:	$ 26,602,331,577	$ 16,838,481,030	$ 9,757,625,715	$ 6,224,832
Derivative Instruments:
Liabilities
Futures Contracts	$ (11,238,254)	$ (11,238,254)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,539,328,334
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $21,032,620,146. Net unrealized appreciation aggregated $5,569,711,431, of which $5,986,662,858 related to appreciated investment securities and $416,951,427 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Emerging Europe, Middle East,
Africa (EMEA) Fund

1.861996.105

AEME-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Bangladesh - 1.4%
Grameenphone Ltd.	201,200	$ 549,916
Olympic Industries Ltd.	215,000	499,891
Prime Bank Ltd.	1,168,750	392,718
Square Pharmaceuticals Ltd.	105,000	308,748
TOTAL BANGLADESH		1,751,273
Botswana - 0.2%
First National Bank of Botswana Ltd.	650,000	295,511
Canada - 0.3%
Africa Oil Corp. (a)	51,200	377,420
Cayman Islands - 0.7%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	24,800	858,080
Czech Republic - 2.2%
Komercni Banka A/S	6,900	1,494,508
Philip Morris CR A/S	2,400	1,281,234
TOTAL CZECH REPUBLIC		2,775,742
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	521,144
Greece - 1.8%
Fourlis Holdings SA (a)	60,000	326,925
Jumbo SA (a)	55,800	948,244
Karelia Tobacco Co., Inc.	1,970	504,951
Kri Kri Milk Industry SA (a)	100,000	244,115
Sarantis SA	37,800	339,023
TOTAL GREECE		2,363,258
Kazakhstan - 0.4%
Kcell JSC GDR	28,000	459,200
Kenya - 2.3%
British American Tobacco Kenya Ltd.	51,700	340,682
Kenya Commercial Bank Ltd.	756,500	378,250
Safaricom Ltd.	13,220,944	1,681,276
Uchumi Supermarket Ltd.	2,397,200	497,454
TOTAL KENYA		2,897,662
Kuwait - 0.6%
Kuwait Food Co. (Americana)	66,000	583,245
Mabanee Co. SAKC	32,500	135,560
TOTAL KUWAIT		718,805
Common Stocks - continued
	Shares	Value
Lithuania - 0.5%
Apranga AB	163,766	$ 644,944
Netherlands - 0.4%
Fortuna Entertainment Group NV	80,000	520,769
Nigeria - 1.3%
FBN Holdings PLC	6,000,000	533,014
Skye Bank PLC	10,985,889	262,051
Zenith Bank PLC	6,269,355	898,045
TOTAL NIGERIA		1,693,110
Oman - 0.9%
National Bank of Oman (a)	828,494	718,745
Oman Telecommunications Co. (a)	106,761	435,363
TOTAL OMAN		1,154,108
Pakistan - 0.2%
Indus Motor Co. Ltd.	50,000	180,680
Pak Suzuki Motors	94,200	146,926
TOTAL PAKISTAN		327,606
Poland - 5.9%
Amica Wronki SA	10,200	365,673
Bank Handlowy w Warszawie SA	60,000	1,964,467
Bank Polska Kasa Opieki SA	60,500	3,553,799
Colian SA (a)	231,300	298,665
Powszechny Zaklad Ubezpieczen SA	10,500	1,374,128
TOTAL POLAND		7,556,732
Qatar - 2.7%
Commercial Bank of Qatar (a)	33,000	651,563
Gulf International Services QSC (a)	20,800	431,245
Industries Qatar QSC	16,528	816,063
Qatar National Bank SAQ	32,281	1,635,525
TOTAL QATAR		3,534,396
Romania - 1.9%
Banca Transilvania SA (a)	1,435,000	713,316
Bursa de Valori Bucuresti	61,814	550,599
SNGN Romgaz SA GDR (e)	32,500	318,500
SNP Petrom SA	5,805,225	811,229
TOTAL ROMANIA		2,393,644
Common Stocks - continued
	Shares	Value
Russia - 23.8%
Gazprom OAO	1,666,200	$ 6,871,831
LUKOIL Oil Co.	13,100	738,658
LUKOIL Oil Co. sponsored ADR (United Kingdom)	94,395	5,366,356
Magnit OJSC	9,700	2,315,368
Megafon OJSC GDR	74,200	2,213,386
Mobile TeleSystems OJSC	98,200	805,536
Moscow Exchange MICEX-RTS OAO	550,500	967,327
NOVATEK OAO	42,000	469,882
NOVATEK OAO GDR (Reg. S)	18,450	2,252,745
Sberbank (Savings Bank of the Russian Federation)	2,761,100	7,442,485
Vozrozhdenie Bank	85,700	1,098,968
TOTAL RUSSIA		30,542,542
Slovenia - 0.2%
Krka dd Novo mesto	3,500	280,867
South Africa - 34.7%
AngloGold Ashanti Ltd.	142,100	2,069,484
Aspen Pharmacare Holdings Ltd.	60,400	1,363,247
Cashbuild Ltd.	60,400	747,424
Clicks Group Ltd.	343,217	1,753,846
DRDGOLD Ltd.	3,687,814	1,444,582
DRDGOLD Ltd. sponsored ADR (d)	28,300	108,955
FirstRand Ltd.	769,800	2,155,980
Harmony Gold Mining Co. Ltd.	461,100	1,318,049
Holdsport Ltd.	130,400	479,986
Hulamin Ltd. (a)	876,800	505,019
Metrofile Holdings Ltd.	789,700	335,453
MTN Group Ltd.	407,650	7,245,358
Nampak Ltd.	731,400	2,283,424
Naspers Ltd. Class N	64,200	6,561,672
Omnia Holdings Ltd.	32,600	604,383
Pioneer Foods Ltd.	150,300	1,186,276
Raubex Group Ltd.	742,400	1,530,033
Remgro Ltd.	124,200	2,073,223
RMB Holdings Ltd.	221,500	852,391
Sasol Ltd.	76,000	3,656,797
Shoprite Holdings Ltd.	115,900	1,488,452
Standard Bank Group Ltd.	257,363	2,708,779
Telkom SA Ltd. (a)	180,000	490,033
Common Stocks - continued
	Shares	Value
South Africa - continued
Vodacom Group Ltd.	87,400	$ 923,279
Zeder Investments Ltd.	1,556,380	574,284
TOTAL SOUTH AFRICA		44,460,409
Sri Lanka - 0.9%
Chevron Lubricants Lanka Ltd.	200,000	436,099
Hatton National Bank PLC	488,700	597,279
People's Leasing & Finance PLC	1,273,654	150,988
TOTAL SRI LANKA		1,184,366
Turkey - 1.9%
Koc Holding A/S	265,850	900,828
Turkiye Garanti Bankasi A/S	488,000	1,292,010
Turkiye Halk Bankasi A/S	41,000	202,225
TOTAL TURKEY		2,395,063
United Arab Emirates - 5.9%
Aldar Properties PJSC	1,437,210	1,314,736
Dubai Financial Market PJSC (a)	3,134,033	2,167,287
Emaar Properties PJSC	454,660	990,275
First Gulf Bank PJSC	305,940	1,665,886
National Bank of Abu Dhabi PJSC	131,600	546,393
SHUAA Capital PSC (a)	2,770,000	897,441
TOTAL UNITED ARAB EMIRATES		7,582,018
United Kingdom - 3.1%
Abdullah Al-Othaim Markets Co. (HSBC Warrant Program) warrants 8/13/14 (a)	12,487	470,294
Alabama Noor Hospitals Group PLC (a)	39,100	540,565
Fawaz Abdulaziz Alhokair & Co. (HSBC Warrant Program) warrants 2/23/15 (a)	10,000	391,958
Herfy Food Services Co. Ltd. (HSBC Warrant Program) warrants 10/8/15 (a)	28,000	839,910
NMC Health PLC	90,200	723,754
Saudi Pharmaceutical Industries & Medical Appliances Corp. (HSBC Warrant Program) warrants 1/7/16 (a)	8,000	130,653
Saudia Dairy & Foodstuff Co. (HSBC Warrant Program) warrants 6/26/15 (a)	19,000	406,557
The Savola Group (HSBC Warrant Program) warrants 2/2/15 (a)	19,000	295,102
United International Transportation CO (HSBC Warrant Program) warrants 2/23/15 (a)	10,000	231,309
TOTAL UNITED KINGDOM		4,030,102
Common Stocks - continued
	Shares	Value
Zambia - 0.2%
Zambeef Products PLC (a)	351,874	$ 219,086
TOTAL COMMON STOCKS (Cost $119,737,127)		121,537,857
Nonconvertible Preferred Stocks - 3.7%

Russia - 3.7%
Surgutneftegas	3,985,800	2,880,384
Tatneft OAO	508,700	1,789,779
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,862,365)		4,670,163
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.10% (b)	1,170,175	1,170,175
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	25,600	25,600
TOTAL MONEY MARKET FUNDS (Cost $1,195,775)		1,195,775
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $124,795,267)		127,403,795
NET OTHER ASSETS (LIABILITIES) - 0.6%		771,395
NET ASSETS - 100%		$ 128,175,190
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $318,500 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 517
Fidelity Securities Lending Cash Central Fund	109
Total	$ 626
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,506,488	$ 11,506,488	$ -	$ -
Consumer Staples	11,490,187	11,490,187	-	-
Energy	27,259,005	23,602,208	3,656,797	-
Financials	45,879,979	41,822,186	4,057,793	-
Health Care	3,217,181	3,217,181	-	-
Industrials	3,382,484	3,382,484	-	-
Information Technology	335,453	335,453	-	-
Materials	8,333,896	3,501,781	4,832,115	-
Telecommunication Services	14,803,347	14,803,347	-	-
Money Market Funds	1,195,775	1,195,775	-	-
Total Investments in Securities:	$ 127,403,795	$ 114,857,090	$ 12,546,705	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,965,445
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $125,340,944. Net unrealized appreciation aggregated $2,062,851, of which $19,418,321 related to appreciated investment securities and $17,355,470 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

January 31, 2014

1.861978.105

EME-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Bangladesh - 1.4%
Grameenphone Ltd.	201,200	$ 549,916
Olympic Industries Ltd.	215,000	499,891
Prime Bank Ltd.	1,168,750	392,718
Square Pharmaceuticals Ltd.	105,000	308,748
TOTAL BANGLADESH		1,751,273
Botswana - 0.2%
First National Bank of Botswana Ltd.	650,000	295,511
Canada - 0.3%
Africa Oil Corp. (a)	51,200	377,420
Cayman Islands - 0.7%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	24,800	858,080
Czech Republic - 2.2%
Komercni Banka A/S	6,900	1,494,508
Philip Morris CR A/S	2,400	1,281,234
TOTAL CZECH REPUBLIC		2,775,742
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	521,144
Greece - 1.8%
Fourlis Holdings SA (a)	60,000	326,925
Jumbo SA (a)	55,800	948,244
Karelia Tobacco Co., Inc.	1,970	504,951
Kri Kri Milk Industry SA (a)	100,000	244,115
Sarantis SA	37,800	339,023
TOTAL GREECE		2,363,258
Kazakhstan - 0.4%
Kcell JSC GDR	28,000	459,200
Kenya - 2.3%
British American Tobacco Kenya Ltd.	51,700	340,682
Kenya Commercial Bank Ltd.	756,500	378,250
Safaricom Ltd.	13,220,944	1,681,276
Uchumi Supermarket Ltd.	2,397,200	497,454
TOTAL KENYA		2,897,662
Kuwait - 0.6%
Kuwait Food Co. (Americana)	66,000	583,245
Mabanee Co. SAKC	32,500	135,560
TOTAL KUWAIT		718,805
Common Stocks - continued
	Shares	Value
Lithuania - 0.5%
Apranga AB	163,766	$ 644,944
Netherlands - 0.4%
Fortuna Entertainment Group NV	80,000	520,769
Nigeria - 1.3%
FBN Holdings PLC	6,000,000	533,014
Skye Bank PLC	10,985,889	262,051
Zenith Bank PLC	6,269,355	898,045
TOTAL NIGERIA		1,693,110
Oman - 0.9%
National Bank of Oman (a)	828,494	718,745
Oman Telecommunications Co. (a)	106,761	435,363
TOTAL OMAN		1,154,108
Pakistan - 0.2%
Indus Motor Co. Ltd.	50,000	180,680
Pak Suzuki Motors	94,200	146,926
TOTAL PAKISTAN		327,606
Poland - 5.9%
Amica Wronki SA	10,200	365,673
Bank Handlowy w Warszawie SA	60,000	1,964,467
Bank Polska Kasa Opieki SA	60,500	3,553,799
Colian SA (a)	231,300	298,665
Powszechny Zaklad Ubezpieczen SA	10,500	1,374,128
TOTAL POLAND		7,556,732
Qatar - 2.7%
Commercial Bank of Qatar (a)	33,000	651,563
Gulf International Services QSC (a)	20,800	431,245
Industries Qatar QSC	16,528	816,063
Qatar National Bank SAQ	32,281	1,635,525
TOTAL QATAR		3,534,396
Romania - 1.9%
Banca Transilvania SA (a)	1,435,000	713,316
Bursa de Valori Bucuresti	61,814	550,599
SNGN Romgaz SA GDR (e)	32,500	318,500
SNP Petrom SA	5,805,225	811,229
TOTAL ROMANIA		2,393,644
Common Stocks - continued
	Shares	Value
Russia - 23.8%
Gazprom OAO	1,666,200	$ 6,871,831
LUKOIL Oil Co.	13,100	738,658
LUKOIL Oil Co. sponsored ADR (United Kingdom)	94,395	5,366,356
Magnit OJSC	9,700	2,315,368
Megafon OJSC GDR	74,200	2,213,386
Mobile TeleSystems OJSC	98,200	805,536
Moscow Exchange MICEX-RTS OAO	550,500	967,327
NOVATEK OAO	42,000	469,882
NOVATEK OAO GDR (Reg. S)	18,450	2,252,745
Sberbank (Savings Bank of the Russian Federation)	2,761,100	7,442,485
Vozrozhdenie Bank	85,700	1,098,968
TOTAL RUSSIA		30,542,542
Slovenia - 0.2%
Krka dd Novo mesto	3,500	280,867
South Africa - 34.7%
AngloGold Ashanti Ltd.	142,100	2,069,484
Aspen Pharmacare Holdings Ltd.	60,400	1,363,247
Cashbuild Ltd.	60,400	747,424
Clicks Group Ltd.	343,217	1,753,846
DRDGOLD Ltd.	3,687,814	1,444,582
DRDGOLD Ltd. sponsored ADR (d)	28,300	108,955
FirstRand Ltd.	769,800	2,155,980
Harmony Gold Mining Co. Ltd.	461,100	1,318,049
Holdsport Ltd.	130,400	479,986
Hulamin Ltd. (a)	876,800	505,019
Metrofile Holdings Ltd.	789,700	335,453
MTN Group Ltd.	407,650	7,245,358
Nampak Ltd.	731,400	2,283,424
Naspers Ltd. Class N	64,200	6,561,672
Omnia Holdings Ltd.	32,600	604,383
Pioneer Foods Ltd.	150,300	1,186,276
Raubex Group Ltd.	742,400	1,530,033
Remgro Ltd.	124,200	2,073,223
RMB Holdings Ltd.	221,500	852,391
Sasol Ltd.	76,000	3,656,797
Shoprite Holdings Ltd.	115,900	1,488,452
Standard Bank Group Ltd.	257,363	2,708,779
Telkom SA Ltd. (a)	180,000	490,033
Common Stocks - continued
	Shares	Value
South Africa - continued
Vodacom Group Ltd.	87,400	$ 923,279
Zeder Investments Ltd.	1,556,380	574,284
TOTAL SOUTH AFRICA		44,460,409
Sri Lanka - 0.9%
Chevron Lubricants Lanka Ltd.	200,000	436,099
Hatton National Bank PLC	488,700	597,279
People's Leasing & Finance PLC	1,273,654	150,988
TOTAL SRI LANKA		1,184,366
Turkey - 1.9%
Koc Holding A/S	265,850	900,828
Turkiye Garanti Bankasi A/S	488,000	1,292,010
Turkiye Halk Bankasi A/S	41,000	202,225
TOTAL TURKEY		2,395,063
United Arab Emirates - 5.9%
Aldar Properties PJSC	1,437,210	1,314,736
Dubai Financial Market PJSC (a)	3,134,033	2,167,287
Emaar Properties PJSC	454,660	990,275
First Gulf Bank PJSC	305,940	1,665,886
National Bank of Abu Dhabi PJSC	131,600	546,393
SHUAA Capital PSC (a)	2,770,000	897,441
TOTAL UNITED ARAB EMIRATES		7,582,018
United Kingdom - 3.1%
Abdullah Al-Othaim Markets Co. (HSBC Warrant Program) warrants 8/13/14 (a)	12,487	470,294
Alabama Noor Hospitals Group PLC (a)	39,100	540,565
Fawaz Abdulaziz Alhokair & Co. (HSBC Warrant Program) warrants 2/23/15 (a)	10,000	391,958
Herfy Food Services Co. Ltd. (HSBC Warrant Program) warrants 10/8/15 (a)	28,000	839,910
NMC Health PLC	90,200	723,754
Saudi Pharmaceutical Industries & Medical Appliances Corp. (HSBC Warrant Program) warrants 1/7/16 (a)	8,000	130,653
Saudia Dairy & Foodstuff Co. (HSBC Warrant Program) warrants 6/26/15 (a)	19,000	406,557
The Savola Group (HSBC Warrant Program) warrants 2/2/15 (a)	19,000	295,102
United International Transportation CO (HSBC Warrant Program) warrants 2/23/15 (a)	10,000	231,309
TOTAL UNITED KINGDOM		4,030,102
Common Stocks - continued
	Shares	Value
Zambia - 0.2%
Zambeef Products PLC (a)	351,874	$ 219,086
TOTAL COMMON STOCKS (Cost $119,737,127)		121,537,857
Nonconvertible Preferred Stocks - 3.7%

Russia - 3.7%
Surgutneftegas	3,985,800	2,880,384
Tatneft OAO	508,700	1,789,779
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,862,365)		4,670,163
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.10% (b)	1,170,175	1,170,175
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	25,600	25,600
TOTAL MONEY MARKET FUNDS (Cost $1,195,775)		1,195,775
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $124,795,267)		127,403,795
NET OTHER ASSETS (LIABILITIES) - 0.6%		771,395
NET ASSETS - 100%		$ 128,175,190
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $318,500 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 517
Fidelity Securities Lending Cash Central Fund	109
Total	$ 626
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,506,488	$ 11,506,488	$ -	$ -
Consumer Staples	11,490,187	11,490,187	-	-
Energy	27,259,005	23,602,208	3,656,797	-
Financials	45,879,979	41,822,186	4,057,793	-
Health Care	3,217,181	3,217,181	-	-
Industrials	3,382,484	3,382,484	-	-
Information Technology	335,453	335,453	-	-
Materials	8,333,896	3,501,781	4,832,115	-
Telecommunication Services	14,803,347	14,803,347	-	-
Money Market Funds	1,195,775	1,195,775	-	-
Total Investments in Securities:	$ 127,403,795	$ 114,857,090	$ 12,546,705	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,965,445
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $125,340,944. Net unrealized appreciation aggregated $2,062,851, of which $19,418,321 related to appreciated investment securities and $17,355,470 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Discovery Fund
Class A
Class T
Class C
Institutional Class

January 31, 2014

Class A, Class T,
Class C, and Institutional Class
are classes of Fidelity®
Emerging Markets Discovery Fund

1.931255.102

AEMD-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.1%
	Shares	Value
Bermuda - 6.6%
China Foods Ltd. (a)	320,000	$ 112,934
GP Investments Ltd. Class A (depositary receipt) (a)	400,300	779,617
Shangri-La Asia Ltd.	376,000	624,746
Silverlake Axis Ltd. Class A	260,000	176,800
Tai Cheung Holdings Ltd.	84,000	59,832
Texwinca Holdings Ltd.	1,196,000	1,147,660
Trinity Ltd.	772,000	221,742
Wilson Sons Ltd. unit	79,655	924,206
Yue Yuen Industrial (Holdings) Ltd.	458,500	1,417,347
TOTAL BERMUDA		5,464,884
Brazil - 4.6%
BHG SA (Brazil Hospitality Group) (a)	106,800	559,834
BTG Pactual Participations Ltd. unit	43,500	454,242
Cyrela Brazil Realty SA	148,500	878,724
Fleury SA	131,100	1,002,298
Iguatemi Empresa de Shopping Centers SA	110,600	918,439
TOTAL BRAZIL		3,813,537
Cayman Islands - 10.9%
51job, Inc. sponsored ADR (a)	7,200	525,672
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,717,000	526,348
Ginko International Co. Ltd.	29,000	535,949
Goodbaby International Holdings Ltd.	1,494,000	746,634
Gourmet Master Co. Ltd.	184,000	1,108,978
Greatview Aseptic Pack Co. Ltd.	1,284,000	711,147
Lifestyle International Holdings Ltd.	338,000	606,013
Mindray Medical International Ltd. sponsored ADR (d)	24,400	854,976
Samson Holding Ltd.	7,666,000	1,105,891
SITC International Holdings Co. Ltd.	1,238,000	550,130
Springland International Holdings Ltd.	832,000	385,790
Tao Heung Holdings Ltd.	1,098,000	787,741
Value Partners Group Ltd.	780,000	507,355
TOTAL CAYMAN ISLANDS		8,952,624
Chile - 5.2%
Aguas Andinas SA	72,894	46,591
Compania Cervecerias Unidas SA sponsored ADR	61,907	1,324,810
Embotelladora Andina SA sponsored ADR	28,053	625,301
Inversiones La Construccion SA	52,353	622,200
Common Stocks - continued
	Shares	Value
Chile - continued
Quinenco SA	444,870	$ 981,178
Sonda SA	339,254	671,887
TOTAL CHILE		4,271,967
China - 1.8%
China Communications Services Corp. Ltd. (H Shares)	1,116,000	603,725
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	772,000	904,866
TOTAL CHINA		1,508,591
Hong Kong - 3.9%
China Insurance International Holdings Co. Ltd. (a)	573,600	1,003,309
Dah Chong Hong Holdings Ltd.	1,379,000	811,720
Far East Horizon Ltd.	991,000	714,805
Singamas Container Holdings Ltd.	2,936,000	665,571
TOTAL HONG KONG		3,195,405
India - 16.0%
Container Corp. of India Ltd.	84,531	1,034,329
Credit Analysis & Research Ltd.	97,349	1,085,951
Grasim Industries Ltd.	19,251	816,444
Hindalco Industries Ltd.	378,306	661,065
IDFC Ltd.	511,913	760,027
IL&FS Transportation Networks Ltd.	319,199	591,143
Indian Hotels Co. Ltd.	754,274	697,531
Ipca Laboratories Ltd.	87,800	1,180,053
Jain Irrigation Systems Ltd. (a)	740,176	745,734
Mahindra Lifespace Developers Ltd.	78,710	460,998
Prestige Estates Projects Ltd.	450,494	1,003,546
Punjab National Bank	91,737	820,476
Shriram Transport Finance Co. Ltd.	69,120	688,301
Tech Mahindra Ltd. (a)	33,636	958,140
Thermax Ltd. (a)	74,099	740,098
Tube Investments of India Ltd.	344,658	943,985
TOTAL INDIA		13,187,821
Indonesia - 3.5%
PT Astra Graphia Tbk	6,413,100	897,474
PT Hero Supermarket Tbk (a)	2,773,500	617,305
PT Holcim Indonesia Tbk	2,230,000	379,962
PT Tempo Scan Pacific Tbk	1,687,500	401,287
PT Wijaya Karya Persero Tbk	3,810,700	605,839
TOTAL INDONESIA		2,901,867
Common Stocks - continued
	Shares	Value
Kenya - 0.8%
East African Breweries Ltd.	222,100	$ 665,016
Korea (South) - 13.3%
Binggrea Co. Ltd.	8,634	716,757
DGB Financial Group Co. Ltd.	51,160	784,217
E-Mart Co. Ltd.	4,718	1,125,672
JVM Co. Ltd. (a)	13,390	669,905
Kiwoom Securities Co. Ltd.	24,650	1,236,225
Korea Plant Service & Engineering Co. Ltd.	28,873	1,493,358
LG Corp.	23,507	1,237,450
LG Household & Health Care Ltd.	3,012	1,320,127
Samsung Fire & Marine Insurance Co. Ltd.	2,907	664,241
Shinsegae Food Co. Ltd.	9,753	768,312
TK Corp. (a)	50,532	917,292
TOTAL KOREA (SOUTH)		10,933,556
Malaysia - 1.9%
Oldtown Bhd	1,261,375	741,484
YTL Corp. Bhd	1,816,700	834,546
TOTAL MALAYSIA		1,576,030
Mexico - 3.4%
Banregio Grupo Financiero S.A.B. de CV	134,400	735,512
Bolsa Mexicana de Valores S.A.B. de CV	345,400	699,116
Consorcio ARA S.A.B. de CV (a)	1,814,800	715,119
Megacable Holdings S.A.B. de CV unit	174,600	629,913
TOTAL MEXICO		2,779,660
Nigeria - 0.9%
Guaranty Trust Bank PLC	4,297,073	726,482
Philippines - 1.1%
Security Bank Corp.	349,228	877,399
Russia - 3.1%
Moscow Exchange MICEX-RTS OAO	381,300	670,013
Synergy Co. (a)	55,151	988,860
Vozrozhdenie Bank	69,600	892,511
TOTAL RUSSIA		2,551,384
Singapore - 1.1%
Ezion Holdings Ltd.	503,600	886,262
South Africa - 7.4%
Adcorp Holdings Ltd.	304,000	848,130
African Bank Investments Ltd.	1,466,315	1,412,012
Common Stocks - continued
	Shares	Value
South Africa - continued
Astral Foods Ltd.	106,000	$ 833,767
Bidvest Group Ltd.	46,200	1,027,489
JSE Ltd.	98,255	732,613
PSG Group Ltd.	90,600	648,220
Zeder Investments Ltd.	1,655,964	611,029
TOTAL SOUTH AFRICA		6,113,260
Sri Lanka - 1.0%
John Keells Holdings Ltd.	431,079	791,273
Taiwan - 12.0%
China Life Insurance Co. Ltd.	745,000	709,115
Chroma ATE, Inc.	488,000	1,047,247
Cleanaway Co. Ltd.	138,000	843,156
CTCI Corp.	572,000	776,943
Formosa Optical Technology Co. Ltd.	191,000	642,205
Kd Holding Corp.	130,000	793,506
King Slide Works Co. Ltd.	68,000	741,930
MJC Probe, Inc.	437,000	1,126,992
Pacific Hospital Supply Co. Ltd.	305,700	884,928
President Chain Store Corp.	15,000	100,314
Unified-President Enterprises Corp.	879,803	1,442,033
Wowprime Corp.	49,500	800,880
TOTAL TAIWAN		9,909,249
Thailand - 1.0%
Erawan Group Public Co. Ltd. (The)	9,097,000	869,388
Turkey - 1.6%
Enka Insaat ve Sanayi A/S	454,057	1,293,518
TOTAL COMMON STOCKS (Cost $87,957,800)		83,269,173
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	870,778	$ 870,778
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	631,450	631,450
TOTAL MONEY MARKET FUNDS (Cost $1,502,228)		1,502,228
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $89,460,028)		84,771,401
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(2,375,626)
NET ASSETS - 100%		$ 82,395,775
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 306
Fidelity Securities Lending Cash Central Fund	8,327
Total	$ 8,633
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,470,153	$ 10,638,874	$ 5,831,279	$ -
Consumer Staples	10,614,380	4,550,688	6,063,692	-
Energy	1,412,610	526,348	886,262	-
Financials	21,277,803	13,064,706	8,213,097	-
Health Care	5,764,357	2,762,140	3,002,217	-
Industrials	19,695,324	7,607,167	12,088,157	-
Information Technology	3,981,066	671,887	3,309,179	-
Materials	2,568,618	711,147	1,857,471	-
Telecommunication Services	603,725	603,725	-	-
Utilities	881,137	46,591	834,546	-
Money Market Funds	1,502,228	1,502,228	-	-
Total Investments in Securities:	$ 84,771,401	$ 42,685,501	$ 42,085,900	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 38,636,019
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $90,056,397. Net unrealized depreciation aggregated $5,284,996, of which $4,262,665 related to appreciated investment securities and $9,547,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Discovery Fund

January 31, 2014

1.931229.102

EMD-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.1%
	Shares	Value
Bermuda - 6.6%
China Foods Ltd. (a)	320,000	$ 112,934
GP Investments Ltd. Class A (depositary receipt) (a)	400,300	779,617
Shangri-La Asia Ltd.	376,000	624,746
Silverlake Axis Ltd. Class A	260,000	176,800
Tai Cheung Holdings Ltd.	84,000	59,832
Texwinca Holdings Ltd.	1,196,000	1,147,660
Trinity Ltd.	772,000	221,742
Wilson Sons Ltd. unit	79,655	924,206
Yue Yuen Industrial (Holdings) Ltd.	458,500	1,417,347
TOTAL BERMUDA		5,464,884
Brazil - 4.6%
BHG SA (Brazil Hospitality Group) (a)	106,800	559,834
BTG Pactual Participations Ltd. unit	43,500	454,242
Cyrela Brazil Realty SA	148,500	878,724
Fleury SA	131,100	1,002,298
Iguatemi Empresa de Shopping Centers SA	110,600	918,439
TOTAL BRAZIL		3,813,537
Cayman Islands - 10.9%
51job, Inc. sponsored ADR (a)	7,200	525,672
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,717,000	526,348
Ginko International Co. Ltd.	29,000	535,949
Goodbaby International Holdings Ltd.	1,494,000	746,634
Gourmet Master Co. Ltd.	184,000	1,108,978
Greatview Aseptic Pack Co. Ltd.	1,284,000	711,147
Lifestyle International Holdings Ltd.	338,000	606,013
Mindray Medical International Ltd. sponsored ADR (d)	24,400	854,976
Samson Holding Ltd.	7,666,000	1,105,891
SITC International Holdings Co. Ltd.	1,238,000	550,130
Springland International Holdings Ltd.	832,000	385,790
Tao Heung Holdings Ltd.	1,098,000	787,741
Value Partners Group Ltd.	780,000	507,355
TOTAL CAYMAN ISLANDS		8,952,624
Chile - 5.2%
Aguas Andinas SA	72,894	46,591
Compania Cervecerias Unidas SA sponsored ADR	61,907	1,324,810
Embotelladora Andina SA sponsored ADR	28,053	625,301
Inversiones La Construccion SA	52,353	622,200
Common Stocks - continued
	Shares	Value
Chile - continued
Quinenco SA	444,870	$ 981,178
Sonda SA	339,254	671,887
TOTAL CHILE		4,271,967
China - 1.8%
China Communications Services Corp. Ltd. (H Shares)	1,116,000	603,725
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	772,000	904,866
TOTAL CHINA		1,508,591
Hong Kong - 3.9%
China Insurance International Holdings Co. Ltd. (a)	573,600	1,003,309
Dah Chong Hong Holdings Ltd.	1,379,000	811,720
Far East Horizon Ltd.	991,000	714,805
Singamas Container Holdings Ltd.	2,936,000	665,571
TOTAL HONG KONG		3,195,405
India - 16.0%
Container Corp. of India Ltd.	84,531	1,034,329
Credit Analysis & Research Ltd.	97,349	1,085,951
Grasim Industries Ltd.	19,251	816,444
Hindalco Industries Ltd.	378,306	661,065
IDFC Ltd.	511,913	760,027
IL&FS Transportation Networks Ltd.	319,199	591,143
Indian Hotels Co. Ltd.	754,274	697,531
Ipca Laboratories Ltd.	87,800	1,180,053
Jain Irrigation Systems Ltd. (a)	740,176	745,734
Mahindra Lifespace Developers Ltd.	78,710	460,998
Prestige Estates Projects Ltd.	450,494	1,003,546
Punjab National Bank	91,737	820,476
Shriram Transport Finance Co. Ltd.	69,120	688,301
Tech Mahindra Ltd. (a)	33,636	958,140
Thermax Ltd. (a)	74,099	740,098
Tube Investments of India Ltd.	344,658	943,985
TOTAL INDIA		13,187,821
Indonesia - 3.5%
PT Astra Graphia Tbk	6,413,100	897,474
PT Hero Supermarket Tbk (a)	2,773,500	617,305
PT Holcim Indonesia Tbk	2,230,000	379,962
PT Tempo Scan Pacific Tbk	1,687,500	401,287
PT Wijaya Karya Persero Tbk	3,810,700	605,839
TOTAL INDONESIA		2,901,867
Common Stocks - continued
	Shares	Value
Kenya - 0.8%
East African Breweries Ltd.	222,100	$ 665,016
Korea (South) - 13.3%
Binggrea Co. Ltd.	8,634	716,757
DGB Financial Group Co. Ltd.	51,160	784,217
E-Mart Co. Ltd.	4,718	1,125,672
JVM Co. Ltd. (a)	13,390	669,905
Kiwoom Securities Co. Ltd.	24,650	1,236,225
Korea Plant Service & Engineering Co. Ltd.	28,873	1,493,358
LG Corp.	23,507	1,237,450
LG Household & Health Care Ltd.	3,012	1,320,127
Samsung Fire & Marine Insurance Co. Ltd.	2,907	664,241
Shinsegae Food Co. Ltd.	9,753	768,312
TK Corp. (a)	50,532	917,292
TOTAL KOREA (SOUTH)		10,933,556
Malaysia - 1.9%
Oldtown Bhd	1,261,375	741,484
YTL Corp. Bhd	1,816,700	834,546
TOTAL MALAYSIA		1,576,030
Mexico - 3.4%
Banregio Grupo Financiero S.A.B. de CV	134,400	735,512
Bolsa Mexicana de Valores S.A.B. de CV	345,400	699,116
Consorcio ARA S.A.B. de CV (a)	1,814,800	715,119
Megacable Holdings S.A.B. de CV unit	174,600	629,913
TOTAL MEXICO		2,779,660
Nigeria - 0.9%
Guaranty Trust Bank PLC	4,297,073	726,482
Philippines - 1.1%
Security Bank Corp.	349,228	877,399
Russia - 3.1%
Moscow Exchange MICEX-RTS OAO	381,300	670,013
Synergy Co. (a)	55,151	988,860
Vozrozhdenie Bank	69,600	892,511
TOTAL RUSSIA		2,551,384
Singapore - 1.1%
Ezion Holdings Ltd.	503,600	886,262
South Africa - 7.4%
Adcorp Holdings Ltd.	304,000	848,130
African Bank Investments Ltd.	1,466,315	1,412,012
Common Stocks - continued
	Shares	Value
South Africa - continued
Astral Foods Ltd.	106,000	$ 833,767
Bidvest Group Ltd.	46,200	1,027,489
JSE Ltd.	98,255	732,613
PSG Group Ltd.	90,600	648,220
Zeder Investments Ltd.	1,655,964	611,029
TOTAL SOUTH AFRICA		6,113,260
Sri Lanka - 1.0%
John Keells Holdings Ltd.	431,079	791,273
Taiwan - 12.0%
China Life Insurance Co. Ltd.	745,000	709,115
Chroma ATE, Inc.	488,000	1,047,247
Cleanaway Co. Ltd.	138,000	843,156
CTCI Corp.	572,000	776,943
Formosa Optical Technology Co. Ltd.	191,000	642,205
Kd Holding Corp.	130,000	793,506
King Slide Works Co. Ltd.	68,000	741,930
MJC Probe, Inc.	437,000	1,126,992
Pacific Hospital Supply Co. Ltd.	305,700	884,928
President Chain Store Corp.	15,000	100,314
Unified-President Enterprises Corp.	879,803	1,442,033
Wowprime Corp.	49,500	800,880
TOTAL TAIWAN		9,909,249
Thailand - 1.0%
Erawan Group Public Co. Ltd. (The)	9,097,000	869,388
Turkey - 1.6%
Enka Insaat ve Sanayi A/S	454,057	1,293,518
TOTAL COMMON STOCKS (Cost $87,957,800)		83,269,173
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	870,778	$ 870,778
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	631,450	631,450
TOTAL MONEY MARKET FUNDS (Cost $1,502,228)		1,502,228
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $89,460,028)		84,771,401
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(2,375,626)
NET ASSETS - 100%		$ 82,395,775
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 306
Fidelity Securities Lending Cash Central Fund	8,327
Total	$ 8,633
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,470,153	$ 10,638,874	$ 5,831,279	$ -
Consumer Staples	10,614,380	4,550,688	6,063,692	-
Energy	1,412,610	526,348	886,262	-
Financials	21,277,803	13,064,706	8,213,097	-
Health Care	5,764,357	2,762,140	3,002,217	-
Industrials	19,695,324	7,607,167	12,088,157	-
Information Technology	3,981,066	671,887	3,309,179	-
Materials	2,568,618	711,147	1,857,471	-
Telecommunication Services	603,725	603,725	-	-
Utilities	881,137	46,591	834,546	-
Money Market Funds	1,502,228	1,502,228	-	-
Total Investments in Securities:	$ 84,771,401	$ 42,685,501	$ 42,085,900	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 38,636,019
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $90,056,397. Net unrealized depreciation aggregated $5,284,996, of which $4,262,665 related to appreciated investment securities and $9,547,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

January 31, 2014

1.813065.109

EMF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
Bailiwick of Jersey - 0.8%
Experian PLC	534,300	$ 9,134,692
WPP PLC	480,500	10,086,946
TOTAL BAILIWICK OF JERSEY		19,221,638
Bermuda - 1.2%
Brilliance China Automotive Holdings Ltd.	8,460,000	12,967,104
Credicorp Ltd.	131,632	17,364,893
TOTAL BERMUDA		30,331,997
Brazil - 6.4%
Anhanguera Educacional Participacoes SA	1,932,400	10,169,473
BB Seguridade Participacoes SA	1,471,400	13,840,580
CCR SA	2,045,200	13,169,961
Cielo SA	676,280	18,002,373
Estacio Participacoes SA	1,285,400	9,965,745
Iguatemi Empresa de Shopping Centers SA	1,221,800	10,146,016
Kroton Educacional SA	670,300	10,243,723
Localiza Rent A Car SA	809,261	10,227,892
Multiplan Empreendimentos Imobiliarios SA	552,567	9,985,475
Odontoprev SA	2,700,300	10,070,527
Qualicorp SA (a)	1,246,700	10,585,262
Souza Cruz SA	1,437,767	12,588,839
Ultrapar Participacoes SA	682,900	15,082,801
Weg SA	838,150	9,516,341
TOTAL BRAZIL		163,595,008
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	265,700	9,902,639
Cayman Islands - 8.7%
51job, Inc. sponsored ADR (a)	134,988	9,855,474
Baidu.com, Inc. sponsored ADR (a)	66,060	10,338,390
Baoxin Auto Group Ltd.	10,666,500	8,930,195
Biostime International Holdings Ltd.	338,500	2,914,646
Bitauto Holdings Ltd. ADR (a)	294,035	9,012,173
Cimc Enric Holdings Ltd.	7,004,000	11,258,652
ENN Energy Holdings Ltd.	2,382,000	15,447,809
Eurasia Drilling Co. Ltd. GDR (Reg. S)	319,591	11,057,849
Ginko International Co. Ltd.	246,000	4,546,328
Greatview Aseptic Pack Co. Ltd.	17,580,000	9,736,727
Haitian International Holdings Ltd.	4,435,000	9,619,697
Hilong Holding Ltd.	5,654,000	4,325,815
New Oriental Education & Technology Group, Inc. sponsored ADR	345,200	10,128,168
Sands China Ltd.	1,258,600	9,702,364
Shenzhou International Group Holdings Ltd.	3,157,000	10,877,373
Sino Biopharmaceutical Ltd.	7,652,000	6,485,247
SouFun Holdings Ltd. ADR	134,013	10,907,318

	Shares	Value
Tencent Holdings Ltd.	838,400	$ 58,691,672
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	216,885	7,569,287
TOTAL CAYMAN ISLANDS		221,405,184
China - 2.5%
China Pacific Insurance Group Co. Ltd. (H Shares)	5,013,200	18,273,727
PICC Property & Casualty Co. Ltd. (H Shares)	8,778,700	11,872,582
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,736,000	22,166,259
TravelSky Technology Ltd. (H Shares)	10,892,000	11,433,808
TOTAL CHINA		63,746,376
Colombia - 0.8%
Cemex Latam Holdings SA (a)	1,174,631	7,866,122
Grupo de Inversiones Suramerica SA	739,510	11,261,802
TOTAL COLOMBIA		19,127,924
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	262,000	10,393,540
Finland - 0.4%
Kone Oyj (B Shares) (d)	222,240	9,052,000
France - 1.2%
Bureau Veritas SA	337,500	8,782,819
LVMH Moet Hennessy - Louis Vuitton SA	60,788	10,834,288
Pernod Ricard SA	90,616	9,733,107
TOTAL FRANCE		29,350,214
Greece - 1.2%
Folli Follie SA (a)	348,352	10,500,529
Greek Organization of Football Prognostics SA	799,800	10,301,492
Jumbo SA (a)	629,000	10,688,987
TOTAL GREECE		31,491,008
Hong Kong - 1.0%
AIA Group Ltd.	2,267,000	10,438,864
Far East Horizon Ltd.	5,852,000	4,221,026
Galaxy Entertainment Group Ltd. (a)	1,099,000	10,800,600
TOTAL HONG KONG		25,460,490
India - 10.7%
Axis Bank Ltd.	592,714	10,622,378
Bajaj Auto Ltd.	393,876	11,940,981
Grasim Industries Ltd. sponsored GDR	34,195	1,396,524
HCL Technologies Ltd.	605,779	14,129,613
HDFC Bank Ltd.	1,988,586	20,011,462
Housing Development Finance Corp. Ltd.	1,940,756	25,010,543
Infosys Ltd.	499,054	29,369,207
ITC Ltd.	3,755,543	19,493,465
Larsen & Toubro Ltd.	864,630	13,595,498
Lupin Ltd. (a)	651,882	9,692,656
Common Stocks - continued
	Shares	Value
India - continued
Mahindra & Mahindra Ltd.	898,172	$ 12,762,012
Mundra Port and SEZ Ltd.	4,561,363	10,687,839
Sun Pharmaceutical Industries Ltd.	1,574,506	14,791,809
Sun TV Ltd.	1,844,752	10,591,653
Tata Consultancy Services Ltd.	655,801	23,427,750
Tata Motors Ltd.	2,264,772	12,596,061
Titan Co. Ltd.	3,045,964	10,892,706
Yes Bank Ltd.	1,873,460	9,207,804
Zee Entertainment Enterprises Ltd.	2,396,184	10,182,469
TOTAL INDIA		270,402,430
Indonesia - 4.4%
PT ACE Hardware Indonesia Tbk	196,126,500	12,125,750
PT Bank Central Asia Tbk	19,808,000	16,077,608
PT Bank Rakyat Indonesia Tbk	25,971,000	17,748,066
PT Global Mediacom Tbk	70,247,000	10,612,223
PT Indocement Tunggal Prakarsa Tbk	7,022,500	12,894,640
PT Jasa Marga Tbk	23,473,900	9,899,694
PT Kalbe Farma Tbk	97,758,500	11,228,196
PT Semen Gresik (Persero) Tbk	10,897,500	12,660,469
PT Surya Citra Media Tbk	42,748,000	9,274,036
TOTAL INDONESIA		112,520,682
Italy - 0.5%
Pirelli & C. S.p.A.	98,288	1,585,430
Prada SpA	1,403,200	10,292,929
TOTAL ITALY		11,878,359
Japan - 0.3%
Japan Tobacco, Inc.	279,200	8,618,751
Kenya - 0.4%
Safaricom Ltd.	89,086,800	11,328,958
Korea (South) - 8.2%
Hyundai Mobis	83,335	23,625,916
Hyundai Motor Co.	168,807	36,264,044
Hyundai Wia Corp.	64,297	9,495,161
LG Home Shopping, Inc.	30,030	7,661,042
Naver Corp.	30,439	19,010,969
Samsung Electronics Co. Ltd.	96,407	113,008,818
TOTAL KOREA (SOUTH)		209,065,950
Luxembourg - 0.4%
Brait SA	2,529,965	10,931,343
Malaysia - 0.5%
Public Bank Bhd	2,352,800	13,429,797
Mexico - 5.8%
Banregio Grupo Financiero S.A.B. de CV	1,717,293	9,397,987
El Puerto de Liverpool S.A.B. de CV Class C	727,723	7,635,269
Fomento Economico Mexicano S.A.B. de CV unit	2,472,593	22,403,830

	Shares	Value
Gruma S.A.B. de CV Series B (a)	1,329,264	$ 10,807,849
Grupo Aeroportuario del Pacifico SA de CV Series B	2,032,857	11,026,129
Grupo Aeroportuario del Sureste SA de CV Series B	990,200	11,168,810
Grupo Financiero Banorte S.A.B. de CV Series O	3,229,900	20,387,929
Grupo Mexico SA de CV Series B	5,416,666	17,533,085
Grupo Televisa SA de CV	3,544,157	20,622,574
Megacable Holdings S.A.B. de CV unit	2,333,352	8,418,142
Mexichem S.A.B. de CV (d)	2,159,376	7,498,237
TOTAL MEXICO		146,899,841
Netherlands - 0.4%
Yandex NV (a)	242,403	8,908,310
Nigeria - 0.9%
Dangote Cement PLC	6,694,667	9,651,005
Guaranty Trust Bank PLC GDR (Reg. S)	1,480,077	12,506,651
TOTAL NIGERIA		22,157,656
Panama - 0.4%
Copa Holdings SA Class A	86,176	11,263,203
Philippines - 3.9%
Alliance Global Group, Inc.	19,883,600	11,875,384
Ayala Corp.	833,330	9,623,469
DMCI Holdings, Inc.	8,344,600	10,997,401
GT Capital Holdings, Inc.	511,680	8,350,392
LT Group, Inc.	27,944,300	11,331,683
Metropolitan Bank & Trust Co.	6,557,088	10,982,671
Security Bank Corp.	4,784,700	12,021,064
SM Investments Corp.	801,592	12,445,654
SM Prime Holdings, Inc.	35,546,700	12,158,342
TOTAL PHILIPPINES		99,786,060
Russia - 3.3%
Magnit OJSC GDR (Reg. S)	410,534	21,655,669
NOVATEK OAO GDR (Reg. S)	146,700	17,912,070
Sberbank (Savings Bank of the Russian Federation)	11,692,100	31,515,811
Sistema JSFC	10,026,600	11,831,217
TOTAL RUSSIA		82,914,767
South Africa - 7.4%
Aspen Pharmacare Holdings Ltd.	700,790	15,817,048
Bidvest Group Ltd.	614,500	13,666,493
Capitec Bank Holdings Ltd.	430,969	7,311,133
Clicks Group Ltd.	1,815,527	9,277,381
Discovery Holdings Ltd.	1,660,774	11,209,832
Imperial Holdings Ltd.	677,070	11,242,354
Life Healthcare Group Holdings Ltd.	4,159,164	13,284,321
Mr Price Group Ltd.	980,388	12,107,172
MTN Group Ltd.	1,666,200	29,614,169
Nampak Ltd.	3,833,900	11,969,400
Naspers Ltd. Class N	373,512	38,175,437
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	1,150,658	$ 14,777,383
Wilson Bayly Holmes-Ovcon Ltd.	15,234	201,840
TOTAL SOUTH AFRICA		188,653,963
Sweden - 0.7%
Atlas Copco AB (A Shares)	351,000	9,536,588
Investment AB Kinnevik (B Shares)	217,700	8,546,637
TOTAL SWEDEN		18,083,225
Switzerland - 1.9%
Compagnie Financiere Richemont SA Series A	112,548	10,446,053
Schindler Holding AG (Reg.)	71,090	10,451,990
SGS SA (Reg.)	4,100	9,283,957
Swatch Group AG (Bearer)	16,840	10,039,177
Syngenta AG (Switzerland)	25,829	9,131,380
TOTAL SWITZERLAND		49,352,557
Taiwan - 3.5%
Giant Manufacturing Co. Ltd.	278,000	1,753,316
Merida Industry Co. Ltd.	1,436,000	8,853,393
St.Shine Optical Co. Ltd.	300,000	7,735,817
Taiwan Semiconductor Manufacturing Co. Ltd.	20,356,000	70,008,317
TOTAL TAIWAN		88,350,843
Thailand - 2.6%
Airports of Thailand PCL (For. Reg.)	2,138,700	11,093,931
Bangkok Dusit Medical Service PCL (For. Reg.)	2,294,900	8,193,527
BEC World PCL (For. Reg.)	7,198,000	10,168,148
Central Pattana PCL (For. Reg.)	8,216,100	9,336,041
Kasikornbank PCL (For. Reg.)	3,309,900	17,029,731
Minor International PCL (For. Reg.)	15,597,400	9,827,429
TOTAL THAILAND		65,648,807
Togo - 0.4%
Ecobank Transnational, Inc.	109,026,650	9,853,017
Turkey - 2.0%
Anadolu Hayat Sigorta AS	2,888,166	6,388,052
Coca-Cola Icecek A/S	558,327	11,682,238
Enka Insaat ve Sanayi A/S	4,180,349	11,908,983
TAV Havalimanlari Holding A/S	1,612,000	12,086,791
Tofas Turk Otomobil Fabrikasi A/S	2,012,758	9,437,864
TOTAL TURKEY		51,503,928
United Arab Emirates - 0.3%
First Gulf Bank PJSC	1,460,389	7,952,023
United Kingdom - 4.4%
Aberdeen Asset Management PLC	1,638,722	10,527,742
British American Tobacco PLC (United Kingdom)	210,300	10,035,041
Burberry Group PLC	431,500	10,271,284

	Shares	Value
Diageo PLC	346,919	$ 10,288,305
InterContinental Hotel Group PLC	316,600	10,235,464
Intertek Group PLC	209,818	9,768,129
Johnson Matthey PLC	168,934	8,972,830
Meggitt PLC	1,053,700	8,929,375
Mondi PLC	706,560	10,720,774
Prudential PLC	510,581	10,278,079
Rolls-Royce Group PLC	553,145	10,793,570
TOTAL UNITED KINGDOM		110,820,593
United States of America - 3.7%
Colgate-Palmolive Co.	171,428	10,496,536
FMC Corp.	149,724	10,575,006
Google, Inc. Class A (a)	9,550	11,278,264
Kansas City Southern	101,736	10,742,304
MasterCard, Inc. Class A	142,000	10,746,560
Mead Johnson Nutrition Co. Class A	130,188	10,010,155
Philip Morris International, Inc.	124,787	9,750,856
Visa, Inc. Class A	47,600	10,254,468
Yahoo!, Inc. (a)	261,700	9,426,434
TOTAL UNITED STATES OF AMERICA		93,280,583
TOTAL COMMON STOCKS (Cost $2,211,477,739)		2,336,683,664
Nonconvertible Preferred Stocks - 4.2%

Brazil - 3.9%
Ambev SA sponsored ADR	4,990,570	32,638,328
Banco Bradesco SA (PN) sponsored ADR	1,962,100	20,660,913
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	368,919	14,118,530
Itau Unibanco Holding SA sponsored ADR	2,458,726	30,094,806
TOTAL BRAZIL		97,512,577
Colombia - 0.3%
Grupo Aval Acciones y Valores SA	14,681,180	8,447,815
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $132,603,478)		105,960,392
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	45,880,474	$ 45,880,474
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	8,027,480	8,027,480
TOTAL MONEY MARKET FUNDS (Cost $53,907,954)		53,907,954
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $2,397,989,171)		2,496,552,010
NET OTHER ASSETS (LIABILITIES) - 1.7%		42,845,098
NET ASSETS - 100%		$ 2,539,397,108
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,902,639 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,651
Fidelity Securities Lending Cash Central Fund	46,694
Total	$ 50,345
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 515,332,476	$ 296,470,672	$ 218,861,804	$ -
Consumer Staples	252,622,592	204,187,030	48,435,562	-
Energy	48,378,535	48,378,535	-	-
Financials	537,190,362	388,438,853	148,751,509	-
Health Care	130,393,565	74,205,232	56,188,333	-
Industrials	312,041,091	266,764,129	45,276,962	-
Information Technology	447,857,083	178,902,409	268,954,674	-
Materials	130,606,199	95,919,710	34,686,489	-
Telecommunication Services	52,774,344	52,774,344	-	-
Utilities	15,447,809	15,447,809	-	-
Money Market Funds	53,907,954	53,907,954	-	-
Total Investments in Securities:	$ 2,496,552,010	$ 1,675,396,677	$ 821,155,333	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 579,858,644
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $2,412,452,260. Net unrealized appreciation aggregated $84,099,750, of which $262,696,613 related to appreciated investment securities and $178,596,863 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

January 31, 2014

1.813067.109

EUR-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Austria - 1.2%
Andritz AG	98,700	$ 5,424,505
Erste Group Bank AG	178,772	6,511,170
TOTAL AUSTRIA		11,935,675
Bailiwick of Jersey - 1.3%
Informa PLC	560,113	4,760,380
Shire PLC	174,700	8,718,665
TOTAL BAILIWICK OF JERSEY		13,479,045
Belgium - 2.7%
Anheuser-Busch InBev SA NV	150,900	14,462,678
KBC Groupe SA	123,879	7,327,101
UCB SA	76,600	5,422,764
TOTAL BELGIUM		27,212,543
Bermuda - 0.4%
Bunge Ltd.	47,900	3,628,904
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S)	109,869	4,094,818
Canada - 0.4%
Suncor Energy, Inc.	132,400	4,349,734
Denmark - 0.6%
Coloplast A/S Series B	79,200	5,942,434
Finland - 2.7%
Amer Group PLC (A Shares)	203,900	4,212,999
Kesko Oyj	117,800	4,348,460
Lassila & Tikahoja Oyj	218,969	4,350,115
Raisio Group PLC (V Shares)	525,331	3,188,313
Rakentajain Konevuokraamo Oyj (B Shares)	213,506	4,241,585
Sampo Oyj (A Shares)	141,800	6,588,413
TOTAL FINLAND		26,929,885
France - 13.4%
Atos Origin SA	66,067	5,781,995
AXA SA	459,700	12,089,949
BNP Paribas SA	221,061	17,128,429
Bureau Veritas SA	192,085	4,998,660
Christian Dior SA	64,045	11,721,426
GDF Suez	403,929	8,926,205
Ipsos SA	130,000	5,578,156
Kering SA (d)	31,250	6,239,845
Legrand SA	113,400	6,023,644
Publicis Groupe SA	89,655	7,953,966
Rexel SA	225,469	5,792,915
Sanofi SA	194,397	19,004,444
Total SA	422,200	24,087,222
TOTAL FRANCE		135,326,856
Germany - 13.8%
adidas AG	71,800	8,026,791
BASF AG	162,786	17,460,770

	Shares	Value
Bayer AG	136,900	$ 18,074,119
Beiersdorf AG	50,600	5,011,856
Bijou Brigitte Modische Accessoires AG	30,600	3,051,107
CompuGroup Medical AG	152,000	4,048,797
Continental AG	36,000	7,756,374
CTS Eventim AG	86,620	4,426,476
Daimler AG (Germany)	169,071	14,167,259
Deutsche Boerse AG	82,300	6,336,876
Deutsche Post AG	242,216	8,385,791
Deutsche Wohnen AG (a)	245,240	4,458,580
ElringKlinger AG	78,393	2,901,194
GEA Group AG	131,384	6,163,819
HeidelbergCement Finance AG	77,700	5,789,868
KION Group AG (a)	119,915	5,490,712
Linde AG	50,500	9,569,364
MLP AG	614,800	4,715,551
Wacker Chemie AG (d)	33,068	3,937,183
TOTAL GERMANY		139,772,487
Ireland - 2.6%
CRH PLC	8,100	208,456
CRH PLC	259,100	6,660,535
DCC PLC (United Kingdom)	106,000	4,818,106
Greencore Group PLC	1,314,300	5,384,160
Kingspan Group PLC (United Kingdom)	242,900	4,635,529
Ryanair Holdings PLC sponsored ADR (a)	90,200	4,261,950
TOTAL IRELAND		25,968,736
Italy - 3.6%
Astaldi SpA (d)	469,217	4,470,965
Azimut Holding SpA	162,600	4,710,534
Banca Popolare dell'Emilia Romagna Scrl (a)	329,950	3,121,700
Lottomatica SpA	152,370	4,644,332
MARR SpA	321,007	5,074,082
Prada SpA	547,400	4,015,357
Prysmian SpA	199,000	4,868,618
World Duty Free SpA (a)	377,278	5,485,240
TOTAL ITALY		36,390,828
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	302,300	3,992,474
Koninklijke Philips Electronics NV	285,207	9,895,016
TOTAL NETHERLANDS		13,887,490
Norway - 1.3%
DNB ASA	381,600	6,449,714
Telenor ASA	329,800	6,840,351
TOTAL NORWAY		13,290,065
Portugal - 0.3%
Banco Espirito Santo SA (Reg.) (a)	1,743,800	2,657,605
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	79,400	4,188,350
Common Stocks - continued
	Shares	Value
South Africa - 0.5%
Naspers Ltd. Class N	45,700	$ 4,670,847
Spain - 1.9%
Atresmedia Corporacion de Medios de Comunicacion SA (a)	120,036	2,258,401
Criteria CaixaCorp SA	1,681,907	10,321,165
Repsol YPF SA	285,785	6,698,916
TOTAL SPAIN		19,278,482
Sweden - 3.0%
AF AB (B Shares)	119,656	3,872,008
Investment AB Kinnevik (B Shares)	109,500	4,298,837
Nordea Bank AB	673,000	9,009,082
Svenska Handelsbanken AB (A Shares)	167,200	7,952,425
Swedish Match Co. AB	174,800	5,122,813
TOTAL SWEDEN		30,255,165
Switzerland - 12.0%
Adecco SA (Reg.)	68,324	5,376,846
Aryzta AG	79,740	6,275,243
Baloise Holdings AG	47,734	5,712,391
Nestle SA	511,477	37,067,433
Partners Group Holding AG	19,830	4,700,234
Roche Holding AG (participation certificate)	116,819	32,051,126
Schindler Holding AG (participation certificate)	40,588	5,886,860
Syngenta AG (Switzerland)	21,301	7,530,587
UBS AG (NY Shares)	621,500	12,349,205
Vontobel Holdings AG	127,727	4,810,982
TOTAL SWITZERLAND		121,760,907
United Kingdom - 29.6%
Aberdeen Asset Management PLC	769,300	4,942,261
Associated British Foods PLC	146,386	6,533,483
Babcock International Group PLC	292,500	6,683,686
Barclays PLC	3,530,211	15,759,769
BG Group PLC	641,318	10,774,564
BHP Billiton PLC	520,354	15,318,498
British American Tobacco PLC (United Kingdom)	401,000	19,134,814
BT Group PLC	1,793,500	11,293,818
Bunzl PLC	236,400	5,394,017
Cineworld Group PLC (d)	595,995	3,468,337
Cineworld Group PLC rights 2/13/14 (a)	190,718	385,631
Compass Group PLC	504,100	7,545,222
Dechra Pharmaceuticals PLC	365,700	4,217,237
Diageo PLC	450,971	13,374,094

	Shares	Value
Galliford Try PLC	217,300	$ 4,190,184
GlaxoSmithKline PLC	778,941	20,022,047
HSBC Holdings PLC (United Kingdom)	585,508	6,008,337
ICAP PLC	894,244	5,681,734
IMI PLC	216,500	5,327,888
ITV PLC	2,206,200	7,126,607
Jazztel PLC (a)	422,100	5,192,460
Kingfisher PLC	1,054,100	6,404,558
London Stock Exchange Group PLC	190,400	5,759,174
Meggitt PLC	687,170	5,823,288
Mondi PLC	288,669	4,380,032
Next PLC	67,600	6,945,477
Partnership Assurance Group PLC	653,515	3,472,181
Prudential PLC	622,472	12,530,464
Rolls-Royce Group PLC	487,864	9,519,736
Royal Dutch Shell PLC Class B (United Kingdom)	445,163	16,282,808
Schroders PLC	118,400	4,801,714
SIG PLC	959,857	3,095,857
Smith & Nephew PLC	429,300	6,175,428
St. James's Place Capital PLC	332,700	4,211,327
Taylor Wimpey PLC	2,452,874	4,524,218
The Go-Ahead Group PLC	116,007	3,770,216
Unite Group PLC	704,650	4,747,017
Vodafone Group PLC	3,989,100	14,782,493
William Hill PLC	88	481
WM Morrison Supermarkets PLC	789,350	3,112,972
TOTAL UNITED KINGDOM		298,714,129
United States of America - 2.1%
Amgen, Inc.	36,277	4,315,149
Beam, Inc.	58,000	4,831,400
Colgate-Palmolive Co.	67,425	4,128,433
Oracle Corp.	137,400	5,070,060
Philip Morris International, Inc.	44,300	3,461,602
TOTAL UNITED STATES OF AMERICA		21,806,644
TOTAL COMMON STOCKS (Cost $810,479,953)		965,541,629
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Volkswagen AG	50,100	12,706,514
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	119,317,184	196,146
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,891,142)		12,902,660
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	30,935,664	$ 30,935,664
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	8,530,105	8,530,105
TOTAL MONEY MARKET FUNDS (Cost $39,465,769)		39,465,769
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $859,836,864)		1,017,910,058
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,683,053)
NET ASSETS - 100%		$ 1,010,227,005
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,432
Fidelity Securities Lending Cash Central Fund	79,512
Total	$ 85,944
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 150,977,195	$ 150,977,195	$ -	$ -
Consumer Staples	148,329,090	64,290,071	84,039,019	-
Energy	62,193,244	21,823,214	40,370,030	-
Financials	213,156,395	174,865,351	38,291,044	-
Health Care	127,992,210	42,020,500	85,971,710	-
Industrials	142,958,662	133,063,646	9,895,016	-
Information Technology	14,946,873	14,946,873	-	-
Materials	70,855,293	41,137,217	29,718,076	-
Telecommunication Services	38,109,122	12,032,811	26,076,311	-
Utilities	8,926,205	8,926,205	-	-
Money Market Funds	39,465,769	39,465,769	-	-
Total Investments in Securities:	$ 1,017,910,058	$ 703,548,852	$ 314,361,206	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 31,518,838
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $861,111,780. Net unrealized appreciation aggregated $156,798,278, of which $171,466,921 related to appreciated investment securities and $14,668,643 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund

January 31, 2014

1.813010.109

IVF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 2.8%
Amcor Ltd.	303,126	$ 2,843,417
Ansell Ltd.	123,700	2,073,567
Carsales.com Ltd.	311,846	2,460,809
CSL Ltd.	63,700	3,920,858
DuluxGroup Ltd.	527,052	2,468,866
Flight Centre Travel Group Ltd.	62,030	2,570,628
Ramsay Health Care Ltd.	61,639	2,366,757
realestate.com.au Ltd.	68,281	2,426,721
SEEK Ltd.	221,683	2,406,370
Sydney Airport unit	721,721	2,489,103
TOTAL AUSTRALIA		26,027,096
Bailiwick of Jersey - 1.8%
Delphi Automotive PLC	40,829	2,486,078
Experian PLC	200,568	3,429,023
Shire PLC	76,000	3,792,894
Wolseley PLC	55,853	3,013,426
WPP PLC	180,100	3,780,768
TOTAL BAILIWICK OF JERSEY		16,502,189
Belgium - 1.0%
Anheuser-Busch InBev SA NV	64,459	6,177,931
KBC Groupe SA	49,080	2,902,946
TOTAL BELGIUM		9,080,877
Bermuda - 0.6%
Credicorp Ltd.	22,160	2,923,347
Signet Jewelers Ltd.	31,429	2,500,177
TOTAL BERMUDA		5,423,524
Brazil - 2.0%
BB Seguridade Participacoes SA	249,300	2,345,016
CCR SA	353,500	2,276,345
Cielo SA	100,300	2,669,956
Estacio Participacoes SA	293,500	2,275,514
Kroton Educacional SA	156,800	2,396,264
Qualicorp SA (a)	247,900	2,104,826
Souza Cruz SA	276,600	2,421,862
Ultrapar Participacoes SA	114,500	2,528,893
TOTAL BRAZIL		19,018,676
British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S)	61,700	2,299,559
Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	42,200	3,113,422
AutoCanada, Inc.	71,800	2,539,996
Canadian National Railway Co.	86,200	4,613,587
Canadian Pacific Railway Ltd.	24,987	3,787,928
CGI Group, Inc. Class A (sub. vtg.) (a)	98,600	3,025,061
Cineplex, Inc. (d)	61,070	2,219,631
Constellation Software, Inc.	11,400	2,449,708

	Shares	Value
Jean Coutu Group, Inc. Class A (sub. vtg.)	128,900	$ 2,231,373
Valeant Pharmaceuticals International (Canada) (a)	34,000	4,613,621
TOTAL CANADA		28,594,327
Cayman Islands - 1.8%
Baidu.com, Inc. sponsored ADR (a)	14,600	2,284,900
Baoxin Auto Group Ltd.	2,421,000	2,026,907
Bitauto Holdings Ltd. ADR (a)	72,227	2,213,758
New Oriental Education & Technology Group, Inc. sponsored ADR	81,238	2,383,523
Sa Sa International Holdings Ltd.	2,532,000	2,423,138
Sands China Ltd.	431,200	3,324,058
SouFun Holdings Ltd. ADR (d)	29,898	2,433,398
TOTAL CAYMAN ISLANDS		17,089,682
China - 0.3%
TravelSky Technology Ltd. (H Shares)	2,615,000	2,745,080
Denmark - 1.2%
Coloplast A/S Series B	35,200	2,641,082
Novo Nordisk A/S Series B sponsored ADR	163,300	6,478,111
Topdanmark A/S (a)	87,100	2,301,717
TOTAL DENMARK		11,420,910
Finland - 0.9%
Kone Oyj (B Shares) (d)	72,200	2,940,759
Sampo Oyj (A Shares)	68,100	3,164,111
Tikkurila Oyj	91,045	2,283,939
TOTAL FINLAND		8,388,809
France - 5.4%
Air Liquide SA	33,410	4,199,598
Atos Origin SA	27,205	2,380,904
AXA SA	179,800	4,728,677
Bureau Veritas SA	92,000	2,394,131
Christian Dior SA	15,919	2,913,473
Dassault Systemes SA	20,700	2,454,279
Essilor International SA	30,671	3,083,006
Ingenico SA (d)	29,305	2,517,262
L'Oreal SA	25,300	4,162,897
Pernod Ricard SA	34,100	3,662,697
Publicis Groupe SA	39,700	3,522,084
Safran SA	52,100	3,707,301
Schneider Electric SA	56,694	4,579,381
Sodexo SA (d)	29,500	2,908,006
Zodiac Aerospace	16,356	2,883,155
TOTAL FRANCE		50,096,851
Germany - 6.3%
adidas AG	30,100	3,364,992
Bayer AG	60,000	7,921,455
Bayerische Motoren Werke AG (BMW)	40,814	4,448,805
Brenntag AG	16,840	2,907,150
Common Stocks - continued
	Shares	Value
Germany - continued
CompuGroup Medical AG	79,900	$ 2,128,282
Continental AG	17,500	3,770,459
CTS Eventim AG	48,046	2,455,258
Deutsche Post AG	116,209	4,023,287
Fresenius SE & Co. KGaA	24,000	3,743,452
GEA Group AG	59,079	2,771,664
Gerry Weber International AG (Bearer)	57,400	2,554,708
Henkel AG & Co. KGaA	42,489	4,135,123
Hugo Boss AG	20,300	2,570,851
Linde AG	22,700	4,301,476
Merck KGaA	17,700	2,748,860
OSRAM Licht AG (a)	41,214	2,414,904
ProSiebenSat.1 Media AG	66,200	2,972,262
TOTAL GERMANY		59,232,988
Hong Kong - 1.2%
AIA Group Ltd.	1,146,600	5,279,753
Galaxy Entertainment Group Ltd. (a)	311,000	3,056,403
Techtronic Industries Co. Ltd.	1,017,000	2,626,401
TOTAL HONG KONG		10,962,557
India - 3.3%
Amara Raja Batteries Ltd.	436,935	2,323,630
Axis Bank Ltd.	134,389	2,408,465
Bajaj Auto Ltd.	81,879	2,482,293
HCL Technologies Ltd.	124,576	2,905,698
HDFC Bank Ltd.	305,907	3,078,391
Housing Development Finance Corp. Ltd.	270,397	3,484,609
ITC Ltd.	632,195	3,281,462
Sun Pharmaceutical Industries Ltd.	293,059	2,753,164
Sun TV Ltd.	463,523	2,661,320
Tata Consultancy Services Ltd.	93,623	3,344,576
Yes Bank Ltd.	464,760	2,284,233
TOTAL INDIA		31,007,841
Indonesia - 1.6%
PT Bank Central Asia Tbk	3,238,000	2,628,195
PT Bank Rakyat Indonesia Tbk	4,155,500	2,839,786
PT Global Mediacom Tbk	15,239,500	2,302,233
PT Indocement Tunggal Prakarsa Tbk	1,504,100	2,761,813
PT Semen Gresik (Persero) Tbk	2,344,000	2,723,206
PT Surya Citra Media Tbk	9,639,500	2,091,257
TOTAL INDONESIA		15,346,490
Ireland - 1.9%
Accenture PLC Class A	33,008	2,636,679
Actavis PLC (a)	13,110	2,477,528
Covidien PLC	34,800	2,374,752
James Hardie Industries PLC CDI	227,288	2,568,961
Kerry Group PLC Class A	43,200	2,907,366

	Shares	Value
Kingspan Group PLC (Ireland)	114,100	$ 2,179,805
Perrigo Co. PLC	14,278	2,222,513
TOTAL IRELAND		17,367,604
Italy - 1.8%
Assicurazioni Generali SpA	159,900	3,461,297
Azimut Holding SpA	93,500	2,708,702
Lottomatica SpA	80,100	2,441,498
Luxottica Group SpA	51,700	2,739,705
Pirelli & C. S.p.A.	26,200	422,618
Prada SpA	331,300	2,430,193
World Duty Free SpA (a)	172,170	2,503,177
TOTAL ITALY		16,707,190
Japan - 13.7%
Ain Pharmaciez, Inc.	51,800	2,555,751
Astellas Pharma, Inc.	57,000	3,522,492
Bridgestone Corp.	106,100	3,809,238
Chiyoda Corp.	160,000	2,459,602
Daikin Industries Ltd.	49,100	2,816,367
Daito Trust Construction Co. Ltd.	30,300	2,862,105
DENSO Corp.	73,500	3,779,998
Dentsu, Inc.	71,660	2,810,972
East Japan Railway Co.	49,800	3,678,272
Fuji Heavy Industries Ltd.	128,000	3,489,475
Hitachi Ltd.	570,000	4,345,338
Hoya Corp.	110,200	3,045,243
Japan Tobacco, Inc.	144,100	4,448,288
JGC Corp.	73,000	2,752,990
Kansai Paint Co. Ltd.	192,000	2,593,447
KDDI Corp. ADR	293,500	4,050,300
Keyence Corp.	8,270	3,395,767
LIXIL Group Corp.	100,100	2,578,920
Makita Corp.	54,600	2,840,746
Miraca Holdings, Inc.	60,100	2,840,093
Misumi Group, Inc.	74,600	2,138,762
MS&AD Insurance Group Holdings, Inc.	129,000	2,988,827
Nakanishi, Inc.	15,800	2,366,881
Nippon Paint Co. Ltd.	164,000	2,695,695
Nippon Television Network Corp.	152,500	2,611,086
Nomura Research Institute Ltd.	85,700	2,816,610
OBIC Co. Ltd.	84,200	2,599,413
Omron Corp.	72,300	2,858,555
ORIX Corp.	216,200	3,279,349
Park24 Co. Ltd.	124,900	2,570,265
Rakuten, Inc.	179,100	2,930,554
Ship Healthcare Holdings, Inc.	63,300	2,418,259
SMC Corp.	12,000	3,005,440
SoftBank Corp.	76,600	5,545,599
Sumitomo Mitsui Trust Holdings, Inc.	680,000	3,226,007
Sumitomo Osaka Cement Co. Ltd.	755,000	2,822,908
Taiheiyo Cement Corp.	799,000	2,954,447
Tokio Marine Holdings, Inc.	110,000	3,211,802
Tsuruha Holdings, Inc.	28,100	2,629,182
Common Stocks - continued
	Shares	Value
Japan - continued
TV Asahi Corp.	120,800	$ 2,487,679
USS Co. Ltd.	187,800	2,565,660
Yahoo! Japan Corp.	466,100	2,631,267
TOTAL JAPAN		128,029,651
Kenya - 0.2%
Safaricom Ltd.	18,198,100	2,314,209
Luxembourg - 0.8%
Altice S.A. (a)	55,500	2,139,294
Brait SA	581,000	2,510,355
RTL Group SA	20,996	2,559,884
TOTAL LUXEMBOURG		7,209,533
Mexico - 1.0%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	36,880	3,328,051
Grupo Financiero Banorte S.A.B. de CV Series O	463,700	2,926,989
Grupo Televisa SA de CV (CPO) sponsored ADR	111,100	3,228,566
TOTAL MEXICO		9,483,606
Netherlands - 1.0%
European Aeronautic Defence and Space Co. (EADS) NV	58,800	4,172,160
ING Groep NV (Certificaten Van Aandelen) (a)	359,397	4,746,554
TOTAL NETHERLANDS		8,918,714
New Zealand - 0.2%
EBOS Group Ltd.	288,317	2,273,048
Nigeria - 0.5%
Dangote Cement PLC	1,357,510	1,956,981
Guaranty Trust Bank PLC	15,072,315	2,548,191
TOTAL NIGERIA		4,505,172
Norway - 0.5%
Gjensidige Forsikring ASA	123,500	2,366,733
Schibsted ASA (B Shares)	40,800	2,384,000
TOTAL NORWAY		4,750,733
Panama - 0.2%
Copa Holdings SA Class A	18,000	2,352,600
Philippines - 1.1%
Alliance Global Group, Inc.	4,489,200	2,681,153
Security Bank Corp.	1,010,304	2,538,284
SM Investments Corp.	177,773	2,760,134
SM Prime Holdings, Inc.	7,734,025	2,645,335
TOTAL PHILIPPINES		10,624,906
Russia - 0.3%
Magnit OJSC GDR (Reg. S)	56,705	2,991,189
South Africa - 2.1%
Aspen Pharmacare Holdings Ltd.	112,800	2,545,931

	Shares	Value
Life Healthcare Group Holdings Ltd.	801,969	$ 2,561,480
Mr Price Group Ltd.	193,600	2,390,838
Nampak Ltd.	756,700	2,362,410
Naspers Ltd. Class N	47,200	4,824,157
Pinnacle Technology Holdings Ltd.	1,234,902	2,378,338
Shoprite Holdings Ltd.	187,220	2,404,382
TOTAL SOUTH AFRICA		19,467,536
Spain - 1.1%
Amadeus IT Holding SA Class A	82,200	3,254,387
Grifols SA ADR	77,700	3,077,697
Inditex SA	25,144	3,754,027
TOTAL SPAIN		10,086,111
Sweden - 3.2%
ASSA ABLOY AB (B Shares)	69,594	3,473,645
Atlas Copco AB (A Shares)	143,500	3,898,861
Elekta AB (B Shares)	178,600	2,603,459
Hexagon AB (B Shares)	88,900	2,823,838
Investment AB Kinnevik (B Shares)	70,300	2,759,893
Nordea Bank AB	319,800	4,280,987
Svenska Cellulosa AB (SCA) (B Shares)	118,000	3,359,129
Svenska Handelsbanken AB (A Shares)	68,100	3,238,996
Swedbank AB (A Shares)	123,500	3,229,165
TOTAL SWEDEN		29,667,973
Switzerland - 2.9%
Compagnie Financiere Richemont SA Series A	52,853	4,905,509
DKSH Holding AG	36,365	2,476,743
Schindler Holding AG (Reg.)	21,590	3,174,265
SGS SA (Reg.)	1,369	3,099,936
Sika AG (Bearer)	878	2,893,580
Swatch Group AG (Bearer)	5,807	3,461,847
Syngenta AG (Switzerland)	11,539	4,079,407
TE Connectivity Ltd.	48,700	2,752,037
TOTAL SWITZERLAND		26,843,324
Thailand - 0.8%
Airports of Thailand PCL (For. Reg.)	499,600	2,591,541
BEC World PCL (For. Reg.)	1,222,900	1,727,512
Kasikornbank PCL (For. Reg.)	545,300	2,805,617
TOTAL THAILAND		7,124,670
Turkey - 0.3%
TAV Havalimanlari Holding A/S	370,000	2,774,263
United Kingdom - 16.7%
Aberdeen Asset Management PLC	408,700	2,625,636
Ashtead Group PLC	193,460	2,510,838
Associated British Foods PLC	73,400	3,275,980
Aveva Group PLC	66,878	2,363,726
Babcock International Group PLC	115,600	2,641,484
Berkeley Group Holdings PLC	62,000	2,636,717
British American Tobacco PLC (United Kingdom)	145,537	6,944,697
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Sky Broadcasting Group PLC	226,100	$ 3,255,968
BT Group PLC	727,100	4,578,609
Bunzl PLC	117,242	2,675,150
Burberry Group PLC	118,900	2,830,257
Capita Group PLC	188,200	3,042,772
Cineworld Group PLC	359,400	2,091,495
Compass Group PLC	266,600	3,990,391
Croda International PLC	78,200	3,100,698
Daily Mail & General Trust PLC Class A	155,410	2,456,426
Diageo PLC sponsored ADR	52,164	6,262,288
Diploma PLC	200,593	2,291,796
easyJet PLC	100,700	2,721,490
Elementis PLC	561,225	2,360,928
Filtrona PLC	190,700	2,600,414
Galiform PLC	449,190	2,535,746
Halma PLC	270,800	2,664,331
IMI PLC	114,000	2,805,447
InterContinental Hotel Group PLC ADR	89,940	2,917,654
Intertek Group PLC	56,770	2,642,941
ITV PLC	973,646	3,145,133
Johnson Matthey PLC	58,004	3,080,848
Legal & General Group PLC	912,807	3,230,713
Meggitt PLC	343,700	2,912,618
Mondi PLC	166,100	2,520,268
Next PLC	32,600	3,349,446
Oxford Instruments PLC	89,400	2,461,658
Persimmon PLC	123,500	2,665,674
Prudential PLC	252,471	5,082,283
Reckitt Benckiser Group PLC	60,900	4,568,179
Rightmove PLC	60,684	2,525,883
Rolls-Royce Group PLC	218,433	4,262,303
Rotork PLC	57,900	2,343,376
Royal Mail PLC	268,800	2,642,444
SABMiller PLC	96,700	4,355,645
Schroders PLC	66,400	2,692,853
Senior Engineering Group PLC	492,000	2,415,073
Spectris PLC	61,800	2,257,397
Spirax-Sarco Engineering PLC	47,531	2,281,577
Sports Direct International PLC (a)	212,100	2,384,911
St. James's Place Capital PLC	211,876	2,681,933
Taylor Wimpey PLC	1,358,400	2,505,509
The Restaurant Group PLC	234,085	2,355,051
Travis Perkins PLC	97,611	2,790,447
Whitbread PLC	50,337	3,103,915
TOTAL UNITED KINGDOM		155,439,016
United States of America - 15.6%
Affiliated Managers Group, Inc. (a)	11,900	2,370,956
AMETEK, Inc.	50,900	2,515,478
Amphenol Corp. Class A	28,566	2,481,814
AutoZone, Inc. (a)	4,800	2,376,288
BlackRock, Inc. Class A	8,300	2,493,901

	Shares	Value
BorgWarner, Inc.	45,010	$ 2,417,037
Carlyle Group LP	69,300	2,412,333
CBS Corp. Class B	43,425	2,549,916
Colgate-Palmolive Co.	38,600	2,363,478
Comcast Corp. Class A	44,200	2,406,690
Computer Sciences Corp.	43,200	2,609,712
Danaher Corp.	33,231	2,472,054
Discovery Communications, Inc. Class A (a)	30,603	2,441,507
Dun & Bradstreet Corp.	22,100	2,431,000
Ecolab, Inc.	24,020	2,414,971
Estee Lauder Companies, Inc. Class A	34,516	2,372,630
Fidelity National Information Services, Inc.	48,430	2,455,401
Fiserv, Inc. (a)	44,855	2,514,123
FMC Corp.	34,099	2,408,412
Google, Inc. Class A (a)	2,180	2,574,515
Home Depot, Inc.	32,461	2,494,628
Honeywell International, Inc.	26,100	2,381,103
Kansas City Southern	25,050	2,645,030
KKR & Co. LP	99,300	2,394,123
Las Vegas Sands Corp.	30,726	2,351,154
Live Nation Entertainment, Inc. (a)	119,787	2,547,869
Lorillard, Inc.	45,800	2,254,276
Lowe's Companies, Inc.	49,200	2,277,468
MasterCard, Inc. Class A	31,400	2,376,352
McGraw-Hill Companies, Inc.	32,985	2,508,179
McKesson Corp.	14,200	2,476,622
Mead Johnson Nutrition Co. Class A	30,858	2,372,672
Mettler-Toledo International, Inc. (a)	9,700	2,389,110
Mohawk Industries, Inc. (a)	16,300	2,317,534
Monsanto Co.	21,200	2,258,860
Moody's Corp.	33,440	2,493,955
Mylan, Inc. (a)	55,781	2,533,015
NIKE, Inc. Class B	31,500	2,294,775
Oaktree Capital Group LLC Class A	37,970	2,217,828
Philip Morris International, Inc.	31,458	2,458,128
PPG Industries, Inc.	13,203	2,407,699
Precision Castparts Corp.	9,800	2,496,550
priceline.com, Inc. (a)	2,030	2,324,127
ResMed, Inc. (d)	52,700	2,298,247
Rockwell Automation, Inc.	21,554	2,475,261
Roper Industries, Inc.	17,500	2,401,700
Sherwin-Williams Co.	13,260	2,430,028
The Blackstone Group LP	77,350	2,533,213
The Boeing Co.	18,200	2,279,732
The Walt Disney Co.	34,667	2,517,171
Thermo Fisher Scientific, Inc.	22,100	2,544,594
Time Warner, Inc.	36,700	2,305,861
TJX Companies, Inc.	40,300	2,311,608
Twenty-First Century Fox, Inc. Class A	76,800	2,443,776
Union Pacific Corp.	13,800	2,404,512
United Technologies Corp.	22,208	2,532,156
Viacom, Inc. Class B (non-vtg.)	30,244	2,483,032
Common Stocks - continued
	Shares	Value
United States of America - continued
Visa, Inc. Class A	11,320	$ 2,438,668
W.R. Grace & Co. (a)	25,700	2,424,024
Yahoo!, Inc. (a)	67,600	2,434,952
TOTAL UNITED STATES OF AMERICA		145,611,808
TOTAL COMMON STOCKS (Cost $803,186,569)		927,780,312
Nonconvertible Preferred Stocks - 0.7%

Brazil - 0.4%
Ambev SA sponsored ADR	561,400	3,671,556
Germany - 0.3%
Sartorius AG (non-vtg.)	20,613	2,736,984
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,480,279)		6,408,540
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (b)	11,069,748	11,069,748
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	13,963,670	13,963,670
TOTAL MONEY MARKET FUNDS (Cost $25,033,418)		25,033,418
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $833,700,266)		959,222,270
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(25,926,416)
NET ASSETS - 100%		$ 933,295,854
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,105
Fidelity Securities Lending Cash Central Fund	39,984
Total	$ 41,089
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 229,923,018	$ 186,436,687	$ 43,486,331	$ -
Consumer Staples	94,709,634	68,672,323	26,037,311	-
Energy	2,528,893	2,528,893	-	-
Financials	134,442,340	89,516,117	44,926,223	-
Health Care	96,632,640	70,577,675	26,054,965	-
Industrials	181,451,946	146,799,938	34,652,008	-
Information Technology	101,355,069	70,951,793	30,403,276	-
Materials	74,517,301	46,005,134	28,512,167	-
Telecommunication Services	18,628,011	8,503,803	10,124,208	-
Money Market Funds	25,033,418	25,033,418	-	-
Total Investments in Securities:	$ 959,222,270	$ 715,025,781	$ 244,196,489	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 59,044,344
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $836,288,937. Net unrealized appreciation aggregated $122,933,333, of which $142,938,853 related to appreciated investment securities and $20,005,520 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.829636.108

AILS-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	436,395	$ 2,044,202
Imdex Ltd.	1,328,443	766,384
Ramsay Health Care Ltd.	79,365	3,047,383
RCG Corp. Ltd.	3,284,347	2,228,240
Sydney Airport unit	825,959	2,848,604
TOTAL AUSTRALIA		10,934,813
Austria - 1.6%
Andritz AG	104,700	5,754,262
Zumtobel AG	164,181	3,598,252
TOTAL AUSTRIA		9,352,514
Bailiwick of Jersey - 1.1%
Informa PLC	779,140	6,621,882
Belgium - 1.7%
Gimv NV	71,688	3,563,831
KBC Ancora (a)	170,438	6,480,028
TOTAL BELGIUM		10,043,859
Bermuda - 0.4%
Lazard Ltd. Class A	58,699	2,509,969
Brazil - 0.2%
Arezzo Industria e Comercio SA	120,200	1,295,017
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	697,298	1,819,733
Canada - 1.4%
Pason Systems, Inc.	253,700	5,728,893
ShawCor Ltd. Class A	70,100	2,559,791
TOTAL CANADA		8,288,684
Denmark - 1.5%
Jyske Bank A/S (Reg.) (a)	83,727	4,281,391
Spar Nord Bank A/S	521,369	4,674,265
TOTAL DENMARK		8,955,656
Finland - 1.3%
Nokian Tyres PLC	74,000	3,123,859
Tikkurila Oyj	183,220	4,596,224
TOTAL FINLAND		7,720,083
France - 2.4%
Laurent-Perrier Group SA	28,563	2,731,275
Common Stocks - continued
	Shares	Value
France - continued
Remy Cointreau SA	33,773	$ 2,522,539
Saft Groupe SA	85,175	2,982,169
Vetoquinol SA	55,184	2,681,593
Virbac SA	15,500	3,463,934
TOTAL FRANCE		14,381,510
Germany - 4.6%
alstria office REIT-AG	210,300	2,729,387
Bilfinger Berger AG	49,266	5,681,717
CompuGroup Medical AG	231,378	6,163,175
CTS Eventim AG	159,404	8,145,902
Fielmann AG	41,437	4,628,485
TOTAL GERMANY		27,348,666
Greece - 0.7%
Titan Cement Co. SA (Reg.) (a)	157,080	4,215,891
India - 0.7%
Jyothy Laboratories Ltd. (a)	1,151,294	3,960,053
Ireland - 2.3%
FBD Holdings PLC	240,328	5,769,521
James Hardie Industries PLC:
CDI	158,135	1,787,347
sponsored ADR	104,815	5,872,784
TOTAL IRELAND		13,429,652
Israel - 1.0%
Azrieli Group	86,005	2,727,561
Ituran Location & Control Ltd.	76,286	1,693,549
Strauss Group Ltd.	85,944	1,516,817
TOTAL ISRAEL		5,937,927
Italy - 4.2%
Azimut Holding SpA	338,073	9,794,001
Beni Stabili SpA SIIQ	7,090,289	5,259,470
Interpump Group SpA	778,543	10,080,201
TOTAL ITALY		25,133,672
Japan - 25.7%
Air Water, Inc.	110,000	1,621,041
Aozora Bank Ltd.	2,053,000	5,850,741
Artnature, Inc. (d)	120,100	3,368,215
Asahi Co. Ltd.	166,800	2,268,831
Common Stocks - continued
	Shares	Value
Japan - continued
Autobacs Seven Co. Ltd.	167,400	$ 2,702,662
Azbil Corp.	191,400	4,526,286
Coca-Cola Central Japan Co. Ltd.	175,000	4,300,286
Cosmos Pharmaceutical Corp.	31,300	3,915,701
Daikokutenbussan Co. Ltd.	168,700	4,661,863
FCC Co. Ltd.	82,800	1,587,166
Glory Ltd.	74,200	1,839,038
Goldcrest Co. Ltd.	262,330	6,414,584
Harmonic Drive Systems, Inc.	138,100	4,037,033
Iida Group Holdings Co. Ltd. (a)	155,582	2,715,121
Iwatsuka Confectionary Co. Ltd.	50,800	2,818,897
Kobayashi Pharmaceutical Co. Ltd.	67,600	3,666,940
Kyoto Kimono Yuzen Co. Ltd.	83,300	880,366
Lasertec Corp.	230,900	2,449,739
Meiko Network Japan Co. Ltd.	112,600	1,234,490
Miraial Co. Ltd.	69,800	1,035,762
Nabtesco Corp.	140,000	3,103,642
Nagaileben Co. Ltd.	225,400	3,755,439
ND Software Co. Ltd.	23,900	502,546
Nihon M&A Center, Inc.	87,000	7,224,951
Nihon Parkerizing Co. Ltd.	292,000	6,312,479
Nippon Seiki Co. Ltd.	188,000	3,526,079
NS Tool Co. Ltd.	17,800	304,489
OBIC Co. Ltd.	158,600	4,896,282
OSG Corp.	431,500	7,987,760
San-Ai Oil Co. Ltd.	263,000	1,269,133
Seven Bank Ltd.	2,036,300	7,761,532
SHO-BOND Holdings Co. Ltd.	147,100	6,967,474
Shoei Co. Ltd.	249,100	3,447,436
Software Service, Inc.	48,700	1,759,859
Techno Medica Co. Ltd.	72,100	1,491,164
The Nippon Synthetic Chemical Industry Co. Ltd.	496,000	4,417,593
TKC Corp.	90,200	1,676,446
Tocalo Co. Ltd.	117,000	1,942,664
Tsutsumi Jewelry Co. Ltd.	81,000	1,859,951
USS Co. Ltd.	904,200	12,352,877
Workman Co. Ltd.	59,900	2,243,609
Yamato Kogyo Co. Ltd.	176,200	5,215,180
TOTAL JAPAN		151,913,347
Korea (South) - 1.2%
Coway Co. Ltd.	106,966	6,861,462
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
Consorcio ARA S.A.B. de CV (a)	6,499,118	$ 2,560,965
Netherlands - 4.1%
Aalberts Industries NV	319,501	9,999,290
ASM International NV (depositary receipt)	58,100	1,937,635
Heijmans NV (Certificaten Van Aandelen)	350,133	5,711,554
VastNed Retail NV	133,314	6,382,921
TOTAL NETHERLANDS		24,031,400
Philippines - 0.4%
Jollibee Food Corp.	620,110	2,077,283
South Africa - 1.4%
Clicks Group Ltd.	996,427	5,091,763
Nampak Ltd.	1,091,500	3,407,653
TOTAL SOUTH AFRICA		8,499,416
Spain - 1.3%
Grifols SA	55,232	2,863,822
Prosegur Compania de Seguridad SA (Reg.)	785,990	4,727,889
TOTAL SPAIN		7,591,711
Sweden - 2.3%
Fagerhult AB	154,887	5,177,558
Intrum Justitia AB	298,134	8,418,779
TOTAL SWEDEN		13,596,337
Switzerland - 0.3%
Zehnder Group AG	36,336	1,633,146
Turkey - 1.0%
Albaraka Turk Katilim Bankasi A/S (a)	3,805,046	2,406,979
Coca-Cola Icecek A/S	158,362	3,313,511
TOTAL TURKEY		5,720,490
United Kingdom - 18.9%
Advanced Computer Software Group PLC	750,000	1,417,864
Babcock International Group PLC	179,700	4,106,183
Bellway PLC	283,372	7,239,079
Berendsen PLC	307,763	4,679,867
Britvic PLC	506,071	5,765,276
Dechra Pharmaceuticals PLC	342,500	3,949,696
Derwent London PLC	97,710	3,999,574
Elementis PLC	1,393,110	5,860,452
Great Portland Estates PLC	723,389	7,188,588
Common Stocks - continued
	Shares	Value
United Kingdom - continued
H&T Group PLC	214,353	$ 570,847
Hilton Food Group PLC	181,788	1,374,670
InterContinental Hotel Group PLC ADR (d)	130,126	4,221,287
Johnson Matthey PLC	89,175	4,736,477
Meggitt PLC	603,614	5,115,209
Persimmon PLC	191,863	4,141,249
Rotork PLC	131,500	5,322,176
Serco Group PLC	336,797	2,420,050
Shaftesbury PLC	617,773	6,326,920
Spectris PLC	214,678	7,841,642
Spirax-Sarco Engineering PLC	183,721	8,818,953
Ted Baker PLC	96,100	3,382,326
Ultra Electronics Holdings PLC	168,858	5,435,127
Unite Group PLC	1,220,970	8,225,311
TOTAL UNITED KINGDOM		112,138,823
United States of America - 11.7%
ANSYS, Inc. (a)	18,185	1,428,068
Autoliv, Inc.	58,300	5,286,061
Broadridge Financial Solutions, Inc.	40,505	1,469,926
Dril-Quip, Inc. (a)	31,095	3,126,913
Evercore Partners, Inc. Class A	93,800	5,237,792
Greenhill & Co., Inc.	57,495	2,986,865
Kansas City Southern	18,404	1,943,278
Kennedy-Wilson Holdings, Inc.	216,929	5,210,635
Martin Marietta Materials, Inc.	46,720	5,092,947
Mohawk Industries, Inc. (a)	40,700	5,786,726
Oceaneering International, Inc.	38,602	2,630,726
PriceSmart, Inc.	107,699	9,789,839
ResMed, Inc. (d)	99,100	4,321,751
Solera Holdings, Inc.	129,056	8,624,812
SS&C Technologies Holdings, Inc. (a)	165,358	6,419,198
TOTAL UNITED STATES OF AMERICA		69,355,537
TOTAL COMMON STOCKS (Cost $425,608,560)		567,929,498
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $3,876,241)	35,679	4,737,440
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	18,710,309	$ 18,710,309
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	5,433,450	5,433,450
TOTAL MONEY MARKET FUNDS (Cost $24,143,759)		24,143,759
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $453,628,560)		596,810,697
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,549,040)
NET ASSETS - 100%		$ 592,261,657
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,937
Fidelity Securities Lending Cash Central Fund	21,973
Total	$ 25,910
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,418,411	$ 58,510,121	$ 43,908,290	$ -
Consumer Staples	58,797,645	32,105,690	26,691,955	-
Energy	15,315,456	14,046,323	1,269,133	-
Financials	116,352,713	96,325,856	20,026,857	-
Health Care	40,155,666	29,599,275	10,556,391	-
Industrials	137,861,315	101,605,660	36,255,655	-
Information Technology	43,999,345	29,414,830	14,584,515	-
Materials	57,766,387	35,602,161	22,164,226	-
Money Market Funds	24,143,759	24,143,759	-	-
Total Investments in Securities:	$ 596,810,697	$ 421,353,675	$ 175,457,022	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 19,258,082
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $458,915,485. Net unrealized appreciation aggregated $137,895,212, of which $151,420,300 related to appreciated investment securities and $13,525,088 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

January 31, 2014

1.827842.108

ILS-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	436,395	$ 2,044,202
Imdex Ltd.	1,328,443	766,384
Ramsay Health Care Ltd.	79,365	3,047,383
RCG Corp. Ltd.	3,284,347	2,228,240
Sydney Airport unit	825,959	2,848,604
TOTAL AUSTRALIA		10,934,813
Austria - 1.6%
Andritz AG	104,700	5,754,262
Zumtobel AG	164,181	3,598,252
TOTAL AUSTRIA		9,352,514
Bailiwick of Jersey - 1.1%
Informa PLC	779,140	6,621,882
Belgium - 1.7%
Gimv NV	71,688	3,563,831
KBC Ancora (a)	170,438	6,480,028
TOTAL BELGIUM		10,043,859
Bermuda - 0.4%
Lazard Ltd. Class A	58,699	2,509,969
Brazil - 0.2%
Arezzo Industria e Comercio SA	120,200	1,295,017
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	697,298	1,819,733
Canada - 1.4%
Pason Systems, Inc.	253,700	5,728,893
ShawCor Ltd. Class A	70,100	2,559,791
TOTAL CANADA		8,288,684
Denmark - 1.5%
Jyske Bank A/S (Reg.) (a)	83,727	4,281,391
Spar Nord Bank A/S	521,369	4,674,265
TOTAL DENMARK		8,955,656
Finland - 1.3%
Nokian Tyres PLC	74,000	3,123,859
Tikkurila Oyj	183,220	4,596,224
TOTAL FINLAND		7,720,083
France - 2.4%
Laurent-Perrier Group SA	28,563	2,731,275
Common Stocks - continued
	Shares	Value
France - continued
Remy Cointreau SA	33,773	$ 2,522,539
Saft Groupe SA	85,175	2,982,169
Vetoquinol SA	55,184	2,681,593
Virbac SA	15,500	3,463,934
TOTAL FRANCE		14,381,510
Germany - 4.6%
alstria office REIT-AG	210,300	2,729,387
Bilfinger Berger AG	49,266	5,681,717
CompuGroup Medical AG	231,378	6,163,175
CTS Eventim AG	159,404	8,145,902
Fielmann AG	41,437	4,628,485
TOTAL GERMANY		27,348,666
Greece - 0.7%
Titan Cement Co. SA (Reg.) (a)	157,080	4,215,891
India - 0.7%
Jyothy Laboratories Ltd. (a)	1,151,294	3,960,053
Ireland - 2.3%
FBD Holdings PLC	240,328	5,769,521
James Hardie Industries PLC:
CDI	158,135	1,787,347
sponsored ADR	104,815	5,872,784
TOTAL IRELAND		13,429,652
Israel - 1.0%
Azrieli Group	86,005	2,727,561
Ituran Location & Control Ltd.	76,286	1,693,549
Strauss Group Ltd.	85,944	1,516,817
TOTAL ISRAEL		5,937,927
Italy - 4.2%
Azimut Holding SpA	338,073	9,794,001
Beni Stabili SpA SIIQ	7,090,289	5,259,470
Interpump Group SpA	778,543	10,080,201
TOTAL ITALY		25,133,672
Japan - 25.7%
Air Water, Inc.	110,000	1,621,041
Aozora Bank Ltd.	2,053,000	5,850,741
Artnature, Inc. (d)	120,100	3,368,215
Asahi Co. Ltd.	166,800	2,268,831
Common Stocks - continued
	Shares	Value
Japan - continued
Autobacs Seven Co. Ltd.	167,400	$ 2,702,662
Azbil Corp.	191,400	4,526,286
Coca-Cola Central Japan Co. Ltd.	175,000	4,300,286
Cosmos Pharmaceutical Corp.	31,300	3,915,701
Daikokutenbussan Co. Ltd.	168,700	4,661,863
FCC Co. Ltd.	82,800	1,587,166
Glory Ltd.	74,200	1,839,038
Goldcrest Co. Ltd.	262,330	6,414,584
Harmonic Drive Systems, Inc.	138,100	4,037,033
Iida Group Holdings Co. Ltd. (a)	155,582	2,715,121
Iwatsuka Confectionary Co. Ltd.	50,800	2,818,897
Kobayashi Pharmaceutical Co. Ltd.	67,600	3,666,940
Kyoto Kimono Yuzen Co. Ltd.	83,300	880,366
Lasertec Corp.	230,900	2,449,739
Meiko Network Japan Co. Ltd.	112,600	1,234,490
Miraial Co. Ltd.	69,800	1,035,762
Nabtesco Corp.	140,000	3,103,642
Nagaileben Co. Ltd.	225,400	3,755,439
ND Software Co. Ltd.	23,900	502,546
Nihon M&A Center, Inc.	87,000	7,224,951
Nihon Parkerizing Co. Ltd.	292,000	6,312,479
Nippon Seiki Co. Ltd.	188,000	3,526,079
NS Tool Co. Ltd.	17,800	304,489
OBIC Co. Ltd.	158,600	4,896,282
OSG Corp.	431,500	7,987,760
San-Ai Oil Co. Ltd.	263,000	1,269,133
Seven Bank Ltd.	2,036,300	7,761,532
SHO-BOND Holdings Co. Ltd.	147,100	6,967,474
Shoei Co. Ltd.	249,100	3,447,436
Software Service, Inc.	48,700	1,759,859
Techno Medica Co. Ltd.	72,100	1,491,164
The Nippon Synthetic Chemical Industry Co. Ltd.	496,000	4,417,593
TKC Corp.	90,200	1,676,446
Tocalo Co. Ltd.	117,000	1,942,664
Tsutsumi Jewelry Co. Ltd.	81,000	1,859,951
USS Co. Ltd.	904,200	12,352,877
Workman Co. Ltd.	59,900	2,243,609
Yamato Kogyo Co. Ltd.	176,200	5,215,180
TOTAL JAPAN		151,913,347
Korea (South) - 1.2%
Coway Co. Ltd.	106,966	6,861,462
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
Consorcio ARA S.A.B. de CV (a)	6,499,118	$ 2,560,965
Netherlands - 4.1%
Aalberts Industries NV	319,501	9,999,290
ASM International NV (depositary receipt)	58,100	1,937,635
Heijmans NV (Certificaten Van Aandelen)	350,133	5,711,554
VastNed Retail NV	133,314	6,382,921
TOTAL NETHERLANDS		24,031,400
Philippines - 0.4%
Jollibee Food Corp.	620,110	2,077,283
South Africa - 1.4%
Clicks Group Ltd.	996,427	5,091,763
Nampak Ltd.	1,091,500	3,407,653
TOTAL SOUTH AFRICA		8,499,416
Spain - 1.3%
Grifols SA	55,232	2,863,822
Prosegur Compania de Seguridad SA (Reg.)	785,990	4,727,889
TOTAL SPAIN		7,591,711
Sweden - 2.3%
Fagerhult AB	154,887	5,177,558
Intrum Justitia AB	298,134	8,418,779
TOTAL SWEDEN		13,596,337
Switzerland - 0.3%
Zehnder Group AG	36,336	1,633,146
Turkey - 1.0%
Albaraka Turk Katilim Bankasi A/S (a)	3,805,046	2,406,979
Coca-Cola Icecek A/S	158,362	3,313,511
TOTAL TURKEY		5,720,490
United Kingdom - 18.9%
Advanced Computer Software Group PLC	750,000	1,417,864
Babcock International Group PLC	179,700	4,106,183
Bellway PLC	283,372	7,239,079
Berendsen PLC	307,763	4,679,867
Britvic PLC	506,071	5,765,276
Dechra Pharmaceuticals PLC	342,500	3,949,696
Derwent London PLC	97,710	3,999,574
Elementis PLC	1,393,110	5,860,452
Great Portland Estates PLC	723,389	7,188,588
Common Stocks - continued
	Shares	Value
United Kingdom - continued
H&T Group PLC	214,353	$ 570,847
Hilton Food Group PLC	181,788	1,374,670
InterContinental Hotel Group PLC ADR (d)	130,126	4,221,287
Johnson Matthey PLC	89,175	4,736,477
Meggitt PLC	603,614	5,115,209
Persimmon PLC	191,863	4,141,249
Rotork PLC	131,500	5,322,176
Serco Group PLC	336,797	2,420,050
Shaftesbury PLC	617,773	6,326,920
Spectris PLC	214,678	7,841,642
Spirax-Sarco Engineering PLC	183,721	8,818,953
Ted Baker PLC	96,100	3,382,326
Ultra Electronics Holdings PLC	168,858	5,435,127
Unite Group PLC	1,220,970	8,225,311
TOTAL UNITED KINGDOM		112,138,823
United States of America - 11.7%
ANSYS, Inc. (a)	18,185	1,428,068
Autoliv, Inc.	58,300	5,286,061
Broadridge Financial Solutions, Inc.	40,505	1,469,926
Dril-Quip, Inc. (a)	31,095	3,126,913
Evercore Partners, Inc. Class A	93,800	5,237,792
Greenhill & Co., Inc.	57,495	2,986,865
Kansas City Southern	18,404	1,943,278
Kennedy-Wilson Holdings, Inc.	216,929	5,210,635
Martin Marietta Materials, Inc.	46,720	5,092,947
Mohawk Industries, Inc. (a)	40,700	5,786,726
Oceaneering International, Inc.	38,602	2,630,726
PriceSmart, Inc.	107,699	9,789,839
ResMed, Inc. (d)	99,100	4,321,751
Solera Holdings, Inc.	129,056	8,624,812
SS&C Technologies Holdings, Inc. (a)	165,358	6,419,198
TOTAL UNITED STATES OF AMERICA		69,355,537
TOTAL COMMON STOCKS (Cost $425,608,560)		567,929,498
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $3,876,241)	35,679	4,737,440
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	18,710,309	$ 18,710,309
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	5,433,450	5,433,450
TOTAL MONEY MARKET FUNDS (Cost $24,143,759)		24,143,759
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $453,628,560)		596,810,697
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,549,040)
NET ASSETS - 100%		$ 592,261,657
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,937
Fidelity Securities Lending Cash Central Fund	21,973
Total	$ 25,910
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,418,411	$ 58,510,121	$ 43,908,290	$ -
Consumer Staples	58,797,645	32,105,690	26,691,955	-
Energy	15,315,456	14,046,323	1,269,133	-
Financials	116,352,713	96,325,856	20,026,857	-
Health Care	40,155,666	29,599,275	10,556,391	-
Industrials	137,861,315	101,605,660	36,255,655	-
Information Technology	43,999,345	29,414,830	14,584,515	-
Materials	57,766,387	35,602,161	22,164,226	-
Money Market Funds	24,143,759	24,143,759	-	-
Total Investments in Securities:	$ 596,810,697	$ 421,353,675	$ 175,457,022	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 19,258,082
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $458,915,485. Net unrealized appreciation aggregated $137,895,212, of which $151,420,300 related to appreciated investment securities and $13,525,088 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.844600.107

AFIV-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 4.6%
Ansell Ltd.	52,575	$ 881,308
Australia & New Zealand Banking Group Ltd.	106,299	2,799,943
Telstra Corp. Ltd.	198,749	894,532
Transurban Group unit	113,631	686,573
Westpac Banking Corp.	128,232	3,456,054
TOTAL AUSTRALIA		8,718,410
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	224,539	1,286,751
Bailiwick of Jersey - 1.1%
Informa PLC	122,577	1,041,777
Wolseley PLC	18,412	993,379
TOTAL BAILIWICK OF JERSEY		2,035,156
Belgium - 1.6%
Anheuser-Busch InBev SA NV	9,700	929,675
KBC Groupe SA	19,937	1,179,218
UCB SA	12,200	863,678
TOTAL BELGIUM		2,972,571
Bermuda - 0.4%
Hongkong Land Holdings Ltd.	114,000	686,217
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	125	1,394,060
Finland - 1.3%
Nokia Corp. (a)	105,933	733,144
Sampo Oyj (A Shares)	37,134	1,725,346
TOTAL FINLAND		2,458,490
France - 15.7%
Arkema SA	10,399	1,109,949
Atos Origin SA	17,160	1,501,794
AXA SA	128,951	3,391,366
BNP Paribas SA	45,807	3,549,255
Cap Gemini SA	16,093	1,097,603
Carrefour SA	33,531	1,155,680
GDF Suez	68,507	1,513,898
Havas SA	100,675	789,834
Renault SA	14,779	1,290,825
Sanofi SA	51,552	5,039,775
Schneider Electric SA	7,535	608,629
Common Stocks - continued
	Shares	Value
France - continued
Total SA	106,133	$ 6,055,067
Vivendi SA	97,500	2,622,075
TOTAL FRANCE		29,725,750
Germany - 6.2%
BASF AG	38,582	4,138,387
Bayer AG	11,890	1,569,768
Continental AG	5,866	1,263,858
Deutsche Lufthansa AG (a)	36,100	860,075
Deutsche Post AG	33,165	1,148,210
Fresenius SE & Co. KGaA	8,300	1,294,610
Siemens AG	11,163	1,412,276
TOTAL GERMANY		11,687,184
Hong Kong - 0.6%
Hysan Development Co. Ltd.	85,000	336,111
Wing Hang Bank Ltd.	54,265	773,038
TOTAL HONG KONG		1,109,149
Italy - 0.3%
Unione di Banche Italiane ScpA	79,479	580,452
Japan - 17.6%
AEON Mall Co. Ltd.	22,000	646,713
Astellas Pharma, Inc.	16,700	1,032,028
Daikin Industries Ltd.	13,300	762,886
DENSO Corp.	27,300	1,403,999
Dentsu, Inc.	20,100	788,453
East Japan Railway Co.	15,000	1,107,913
Hitachi Ltd.	175,000	1,334,095
Honda Motor Co. Ltd.	49,200	1,844,172
Hoya Corp.	47,700	1,318,131
Itochu Corp.	172,700	2,109,923
Japan Tobacco, Inc.	61,600	1,901,558
KDDI Corp.	29,000	1,596,803
Mitsubishi Electric Corp.	99,000	1,118,226
Nippon Telegraph & Telephone Corp.	35,900	1,921,444
Omron Corp.	21,400	846,101
ORIX Corp.	89,100	1,351,480
Santen Pharmaceutical Co. Ltd.	9,100	381,190
Seven & i Holdings Co., Ltd.	39,600	1,560,992
Seven Bank Ltd.	222,100	846,553
Shinsei Bank Ltd.	268,000	541,768
Common Stocks - continued
	Shares	Value
Japan - continued
SoftBank Corp.	11,900	$ 861,523
Sony Financial Holdings, Inc.	70,700	1,143,709
Sumitomo Mitsui Financial Group, Inc.	87,800	4,067,435
Sumitomo Mitsui Trust Holdings, Inc.	284,000	1,347,332
Tokyo Tatemono Co. Ltd.	82,000	760,793
USS Co. Ltd.	50,200	685,816
TOTAL JAPAN		33,281,036
Luxembourg - 0.4%
RTL Group SA	7,039	858,212
Netherlands - 2.6%
ING Groep NV (Certificaten Van Aandelen) (a)	127,990	1,690,363
Koninklijke Philips Electronics NV	36,618	1,270,431
Royal DSM NV	16,356	1,083,775
Unilever NV (Certificaten Van Aandelen) (Bearer)	22,831	851,865
TOTAL NETHERLANDS		4,896,434
Norway - 0.8%
Telenor ASA	71,577	1,484,572
Singapore - 0.7%
Singapore Telecommunications Ltd.	470,000	1,296,644
Spain - 1.1%
Amadeus IT Holding SA Class A (d)	27,762	1,099,128
International Consolidated Airlines Group SA CDI (a)	143,364	982,062
TOTAL SPAIN		2,081,190
Sweden - 2.0%
Nordea Bank AB	187,000	2,503,266
Svenska Cellulosa AB (SCA) (B Shares)	45,965	1,308,495
TOTAL SWEDEN		3,811,761
Switzerland - 7.4%
Nestle SA	51,036	3,698,648
Novartis AG	49,757	3,932,836
Roche Holding AG (participation certificate)	4,315	1,183,888
Swiss Re Ltd.	25,000	2,161,804
Syngenta AG (Switzerland)	2,985	1,055,293
UBS AG (NY Shares)	99,558	1,978,217
TOTAL SWITZERLAND		14,010,686
United Kingdom - 28.2%
AstraZeneca PLC (United Kingdom)	28,060	1,779,402
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	216,229	$ 1,525,274
Barclays PLC	669,628	2,989,392
BHP Billiton PLC	126,669	3,728,959
BT Group PLC	232,278	1,462,674
Bunzl PLC	61,714	1,408,149
Compass Group PLC	106,386	1,592,355
GlaxoSmithKline PLC	184,839	4,751,137
GlaxoSmithKline PLC sponsored ADR	10,975	565,652
HSBC Holdings PLC sponsored ADR (d)	110,942	5,712,404
Imperial Tobacco Group PLC	73,035	2,668,984
ITV PLC	461,296	1,490,108
Kingfisher PLC	208,268	1,265,406
Legal & General Group PLC	542,768	1,921,028
National Grid PLC	215,841	2,793,975
Next PLC	11,400	1,171,279
Prudential PLC	68,079	1,370,441
Reed Elsevier PLC	122,211	1,782,007
Rolls-Royce Group PLC	58,500	1,141,516
Royal Dutch Shell PLC Class A sponsored ADR	63,096	4,359,934
Standard Chartered PLC (United Kingdom)	31,222	636,440
Taylor Wimpey PLC	416,758	768,692
Vodafone Group PLC sponsored ADR	177,608	6,582,152
TOTAL UNITED KINGDOM		53,467,360
United States of America - 1.1%
AbbVie, Inc.	22,111	1,088,525
Cabot Corp.	14,756	718,175
ResMed, Inc. CDI	83,269	365,880
TOTAL UNITED STATES OF AMERICA		2,172,580
TOTAL COMMON STOCKS (Cost $166,036,228)		180,014,665
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Volkswagen AG (Cost $1,998,525)	9,531	2,417,281
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	6,260,669	$ 6,260,669
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,203,275	3,203,275
TOTAL MONEY MARKET FUNDS (Cost $9,463,944)		9,463,944
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $177,498,697)		191,895,890
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(2,567,541)
NET ASSETS - 100%		$ 189,328,349
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 422
Fidelity Securities Lending Cash Central Fund	26,150
Total	$ 26,572
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,454,074	$ 15,731,634	$ 4,722,440	$ -
Consumer Staples	14,075,897	5,133,159	8,942,738	-
Energy	10,415,001	4,359,934	6,055,067	-
Financials	51,432,889	27,734,696	23,698,193	-
Health Care	24,729,677	5,382,233	19,347,444	-
Industrials	18,529,582	10,061,354	8,468,228	-
Information Technology	7,929,996	3,698,525	4,231,471	-
Materials	11,834,538	7,050,286	4,784,252	-
Telecommunication Services	18,722,419	10,688,799	8,033,620	-
Utilities	4,307,873	1,513,898	2,793,975	-
Money Market Funds	9,463,944	9,463,944	-	-
Total Investments in Securities:	$ 191,895,890	$ 100,818,462	$ 91,077,428	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 16,472,359
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $178,378,372. Net unrealized appreciation aggregated $13,517,518, of which $20,103,561 related to appreciated investment securities and $6,586,043 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

January 31, 2014

1.844602.107

FIV-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 4.6%
Ansell Ltd.	52,575	$ 881,308
Australia & New Zealand Banking Group Ltd.	106,299	2,799,943
Telstra Corp. Ltd.	198,749	894,532
Transurban Group unit	113,631	686,573
Westpac Banking Corp.	128,232	3,456,054
TOTAL AUSTRALIA		8,718,410
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	224,539	1,286,751
Bailiwick of Jersey - 1.1%
Informa PLC	122,577	1,041,777
Wolseley PLC	18,412	993,379
TOTAL BAILIWICK OF JERSEY		2,035,156
Belgium - 1.6%
Anheuser-Busch InBev SA NV	9,700	929,675
KBC Groupe SA	19,937	1,179,218
UCB SA	12,200	863,678
TOTAL BELGIUM		2,972,571
Bermuda - 0.4%
Hongkong Land Holdings Ltd.	114,000	686,217
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	125	1,394,060
Finland - 1.3%
Nokia Corp. (a)	105,933	733,144
Sampo Oyj (A Shares)	37,134	1,725,346
TOTAL FINLAND		2,458,490
France - 15.7%
Arkema SA	10,399	1,109,949
Atos Origin SA	17,160	1,501,794
AXA SA	128,951	3,391,366
BNP Paribas SA	45,807	3,549,255
Cap Gemini SA	16,093	1,097,603
Carrefour SA	33,531	1,155,680
GDF Suez	68,507	1,513,898
Havas SA	100,675	789,834
Renault SA	14,779	1,290,825
Sanofi SA	51,552	5,039,775
Schneider Electric SA	7,535	608,629
Common Stocks - continued
	Shares	Value
France - continued
Total SA	106,133	$ 6,055,067
Vivendi SA	97,500	2,622,075
TOTAL FRANCE		29,725,750
Germany - 6.2%
BASF AG	38,582	4,138,387
Bayer AG	11,890	1,569,768
Continental AG	5,866	1,263,858
Deutsche Lufthansa AG (a)	36,100	860,075
Deutsche Post AG	33,165	1,148,210
Fresenius SE & Co. KGaA	8,300	1,294,610
Siemens AG	11,163	1,412,276
TOTAL GERMANY		11,687,184
Hong Kong - 0.6%
Hysan Development Co. Ltd.	85,000	336,111
Wing Hang Bank Ltd.	54,265	773,038
TOTAL HONG KONG		1,109,149
Italy - 0.3%
Unione di Banche Italiane ScpA	79,479	580,452
Japan - 17.6%
AEON Mall Co. Ltd.	22,000	646,713
Astellas Pharma, Inc.	16,700	1,032,028
Daikin Industries Ltd.	13,300	762,886
DENSO Corp.	27,300	1,403,999
Dentsu, Inc.	20,100	788,453
East Japan Railway Co.	15,000	1,107,913
Hitachi Ltd.	175,000	1,334,095
Honda Motor Co. Ltd.	49,200	1,844,172
Hoya Corp.	47,700	1,318,131
Itochu Corp.	172,700	2,109,923
Japan Tobacco, Inc.	61,600	1,901,558
KDDI Corp.	29,000	1,596,803
Mitsubishi Electric Corp.	99,000	1,118,226
Nippon Telegraph & Telephone Corp.	35,900	1,921,444
Omron Corp.	21,400	846,101
ORIX Corp.	89,100	1,351,480
Santen Pharmaceutical Co. Ltd.	9,100	381,190
Seven & i Holdings Co., Ltd.	39,600	1,560,992
Seven Bank Ltd.	222,100	846,553
Shinsei Bank Ltd.	268,000	541,768
Common Stocks - continued
	Shares	Value
Japan - continued
SoftBank Corp.	11,900	$ 861,523
Sony Financial Holdings, Inc.	70,700	1,143,709
Sumitomo Mitsui Financial Group, Inc.	87,800	4,067,435
Sumitomo Mitsui Trust Holdings, Inc.	284,000	1,347,332
Tokyo Tatemono Co. Ltd.	82,000	760,793
USS Co. Ltd.	50,200	685,816
TOTAL JAPAN		33,281,036
Luxembourg - 0.4%
RTL Group SA	7,039	858,212
Netherlands - 2.6%
ING Groep NV (Certificaten Van Aandelen) (a)	127,990	1,690,363
Koninklijke Philips Electronics NV	36,618	1,270,431
Royal DSM NV	16,356	1,083,775
Unilever NV (Certificaten Van Aandelen) (Bearer)	22,831	851,865
TOTAL NETHERLANDS		4,896,434
Norway - 0.8%
Telenor ASA	71,577	1,484,572
Singapore - 0.7%
Singapore Telecommunications Ltd.	470,000	1,296,644
Spain - 1.1%
Amadeus IT Holding SA Class A (d)	27,762	1,099,128
International Consolidated Airlines Group SA CDI (a)	143,364	982,062
TOTAL SPAIN		2,081,190
Sweden - 2.0%
Nordea Bank AB	187,000	2,503,266
Svenska Cellulosa AB (SCA) (B Shares)	45,965	1,308,495
TOTAL SWEDEN		3,811,761
Switzerland - 7.4%
Nestle SA	51,036	3,698,648
Novartis AG	49,757	3,932,836
Roche Holding AG (participation certificate)	4,315	1,183,888
Swiss Re Ltd.	25,000	2,161,804
Syngenta AG (Switzerland)	2,985	1,055,293
UBS AG (NY Shares)	99,558	1,978,217
TOTAL SWITZERLAND		14,010,686
United Kingdom - 28.2%
AstraZeneca PLC (United Kingdom)	28,060	1,779,402
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	216,229	$ 1,525,274
Barclays PLC	669,628	2,989,392
BHP Billiton PLC	126,669	3,728,959
BT Group PLC	232,278	1,462,674
Bunzl PLC	61,714	1,408,149
Compass Group PLC	106,386	1,592,355
GlaxoSmithKline PLC	184,839	4,751,137
GlaxoSmithKline PLC sponsored ADR	10,975	565,652
HSBC Holdings PLC sponsored ADR (d)	110,942	5,712,404
Imperial Tobacco Group PLC	73,035	2,668,984
ITV PLC	461,296	1,490,108
Kingfisher PLC	208,268	1,265,406
Legal & General Group PLC	542,768	1,921,028
National Grid PLC	215,841	2,793,975
Next PLC	11,400	1,171,279
Prudential PLC	68,079	1,370,441
Reed Elsevier PLC	122,211	1,782,007
Rolls-Royce Group PLC	58,500	1,141,516
Royal Dutch Shell PLC Class A sponsored ADR	63,096	4,359,934
Standard Chartered PLC (United Kingdom)	31,222	636,440
Taylor Wimpey PLC	416,758	768,692
Vodafone Group PLC sponsored ADR	177,608	6,582,152
TOTAL UNITED KINGDOM		53,467,360
United States of America - 1.1%
AbbVie, Inc.	22,111	1,088,525
Cabot Corp.	14,756	718,175
ResMed, Inc. CDI	83,269	365,880
TOTAL UNITED STATES OF AMERICA		2,172,580
TOTAL COMMON STOCKS (Cost $166,036,228)		180,014,665
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Volkswagen AG (Cost $1,998,525)	9,531	2,417,281
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	6,260,669	$ 6,260,669
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,203,275	3,203,275
TOTAL MONEY MARKET FUNDS (Cost $9,463,944)		9,463,944
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $177,498,697)		191,895,890
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(2,567,541)
NET ASSETS - 100%		$ 189,328,349
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 422
Fidelity Securities Lending Cash Central Fund	26,150
Total	$ 26,572
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,454,074	$ 15,731,634	$ 4,722,440	$ -
Consumer Staples	14,075,897	5,133,159	8,942,738	-
Energy	10,415,001	4,359,934	6,055,067	-
Financials	51,432,889	27,734,696	23,698,193	-
Health Care	24,729,677	5,382,233	19,347,444	-
Industrials	18,529,582	10,061,354	8,468,228	-
Information Technology	7,929,996	3,698,525	4,231,471	-
Materials	11,834,538	7,050,286	4,784,252	-
Telecommunication Services	18,722,419	10,688,799	8,033,620	-
Utilities	4,307,873	1,513,898	2,793,975	-
Money Market Funds	9,463,944	9,463,944	-	-
Total Investments in Securities:	$ 191,895,890	$ 100,818,462	$ 91,077,428	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 16,472,359
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $178,378,372. Net unrealized appreciation aggregated $13,517,518, of which $20,103,561 related to appreciated investment securities and $6,586,043 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Latin America Fund

1.917425.103

FALAA-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.9%
	Shares	Value
Brazil - 16.4%
Banco Bradesco SA	287,900	$ 3,423,901
BB Seguridade Participacoes SA	969,000	9,114,804
Brasil Foods SA	286,500	5,133,434
BTG Pactual Participations Ltd. unit	1,286,800	13,437,215
CCR SA	2,162,100	13,922,732
Cielo SA	630,300	16,778,399
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	960,500	8,859,724
Cyrela Brazil Realty SA	478,500	2,831,443
Embraer SA	153,400	1,168,974
Estacio Participacoes SA	1,312,700	10,177,403
Fleury SA	459,300	3,511,482
Industrias Romi SA (a)	1,684,100	3,531,149
M. Dias Branco SA	225,900	7,723,613
Multiplus SA	1,604,100	17,215,867
Petroleo Brasileiro SA - Petrobras (ON)	1,194,028	6,813,122
Souza Cruz SA	2,756,400	24,134,562
TIM Participacoes SA	2,087,495	10,933,777
Tractebel Energia SA	417,675	5,971,113
Vale SA sponsored ADR (d)	544,093	7,399,665
TOTAL BRAZIL		172,082,379
Chile - 11.7%
Aguas Andinas SA	11,761,884	7,517,677
Banco de Chile	65,951,092	8,145,627
Banco de Chile sponsored ADR (d)	114,754	8,405,731
Banco Santander Chile sponsored ADR (d)	683,309	13,310,859
CAP SA	554,946	8,053,120
Compania Cervecerias Unidas SA	1,912,232	20,467,785
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,759,033	21,345,793
Inversiones La Construccion SA	927,850	11,027,217
LATAM Airlines Group SA	270,677	3,776,865
LATAM Airlines Group SA sponsored ADR (d)	907,712	12,617,197
S.A.C.I. Falabella	430,811	3,358,637
Sociedad Matriz SAAM SA	55,691,800	4,587,338
TOTAL CHILE		122,613,846
Colombia - 8.1%
Bolsa de Valores de Colombia	586,230,591	6,310,353
Cemex Latam Holdings SA (a)	673,456	4,509,916
Ecopetrol SA	7,807,727	13,633,041
Empresa de Telecomunicaciones de Bogota	40,032,169	8,340,342
Grupo Aval Acciones y Valores SA	2,710,997	1,539,785
Grupo de Inversiones Suramerica SA	1,833,342	27,919,479
Inversiones Argos SA	2,562,204	22,877,663
TOTAL COLOMBIA		85,130,579

	Shares	Value
France - 1.1%
Carrefour SA	192,221	$ 6,625,095
Edenred SA	168,000	4,694,771
TOTAL FRANCE		11,319,866
Mexico - 24.2%
America Movil S.A.B. de CV:
Series L	5,073,400	5,417,089
Series L sponsored ADR (d)	3,946,873	83,910,523
CEMEX S.A.B. de CV sponsored ADR	232,900	2,880,973
Consorcio ARA S.A.B. de CV (a)	23,993,705	9,454,675
Controladora Commercial Mexicana S.A.B. de CV unit (d)	1,738,815	6,595,640
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	452,111	40,798,497
Gruma S.A.B. de CV Series B (a)	1,889,409	15,362,220
Grupo Financiero Inbursa S.A.B. de CV Series O	9,787,719	24,407,091
Grupo Financiero Santander Mexico S.A.B. de CV	3,772,955	8,452,051
Grupo Televisa SA de CV (CPO) sponsored ADR	95,900	2,786,854
Industrias Penoles SA de CV	288,178	6,747,640
Infraestructura Energetica Nova S.A.B. de CV	1,223,900	5,269,341
Medica Sur SA de CV	166,634	535,885
Megacable Holdings S.A.B. de CV unit	2,574,329	9,287,526
Qualitas Controladora S.A.B. de CV	1,627,200	4,218,261
Wal-Mart de Mexico SA de CV Series V (d)	11,958,948	28,614,202
TOTAL MEXICO		254,738,468
Panama - 0.8%
Banco Latinoamericano de Comercio Exterior SA Series E	330,370	8,391,398
Peru - 3.5%
Alicorp SA Class C	3,176,608	9,733,496
Compania de Minas Buenaventura SA sponsored ADR	2,168,236	26,886,126
TOTAL PERU		36,619,622
Puerto Rico - 0.5%
EVERTEC, Inc.	216,474	5,223,518
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	552,964	6,596,198
Prosegur Compania de Seguridad SA (Reg.)	552,054	3,320,716
TOTAL SPAIN		9,916,914
Switzerland - 0.3%
ABB Ltd. (Reg.)	144,410	3,591,959
United Kingdom - 0.3%
Cable & Wireless PLC	4,015,700	3,528,453
Common Stocks - continued
	Shares	Value
United States of America - 1.1%
BPZ Energy, Inc. (a)(d)	3,060,350	$ 6,120,700
First Cash Financial Services, Inc. (a)	104,466	5,133,459
TOTAL UNITED STATES OF AMERICA		11,254,159
TOTAL COMMON STOCKS (Cost $650,881,970)		724,411,161
Nonconvertible Preferred Stocks - 29.8%

Brazil - 28.2%
Ambev SA sponsored ADR	7,862,547	51,421,057
Banco Bradesco SA (PN)	1,262,417	13,684,794
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	329,225	12,741,993
sponsored ADR	308,170	11,793,666
Embraer SA sponsored ADR	268,634	8,244,377
Forjas Taurus SA	1,566,600	1,259,382
Itau Unibanco Holding SA	3,919,750	49,182,650
Itau Unibanco Holding SA sponsored ADR	671,725	8,221,914
Itausa-Investimentos Itau SA (PN)	4,599,921	16,049,450
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	7,115,471	43,342,971
sponsored ADR	1,989,186	22,298,775
Telefonica Brasil SA	1,294,413	24,603,636
Telefonica Brasil SA sponsored (d)	333,642	6,339,198
Vale SA:
(PN-A)	1,777,600	22,098,001
(PN-A) sponsored	467,275	5,738,137
TOTAL BRAZIL		297,020,001
Chile - 1.2%
Embotelladora Andina SA:
Class A	1,321,447	4,008,926
Class B	2,207,046	8,269,169
TOTAL CHILE		12,278,095

	Shares	Value
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,897,449	$ 1,667,244
Grupo de Inversiones Suramerica SA	161,141	2,493,941
TOTAL COLOMBIA		4,161,185
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $221,977,709)		313,459,281
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.10% (b)	7,462,031	7,462,031
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	41,713,459	41,713,459
TOTAL MONEY MARKET FUNDS (Cost $49,175,490)		49,175,490
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $922,035,169)		1,087,045,932
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(35,320,969)
NET ASSETS - 100%		$ 1,051,724,963
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 835
Fidelity Securities Lending Cash Central Fund	70,624
Total	$ 71,459
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,112,405	$ 55,112,405	$ -	$ -
Consumer Staples	253,423,355	253,423,355	-	-
Energy	92,208,609	92,208,609	-	-
Financials	251,133,422	244,537,224	6,596,198	-
Health Care	4,047,367	4,047,367	-	-
Industrials	60,715,460	57,123,501	3,591,959	-
Information Technology	22,001,917	22,001,917	-	-
Materials	107,191,241	107,191,241	-	-
Telecommunication Services	164,418,811	164,418,811	-	-
Utilities	27,617,855	27,617,855	-	-
Money Market Funds	49,175,490	49,175,490	-	-
Total Investments in Securities:	$ 1,087,045,932	$ 1,076,857,775	$ 10,188,157	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $922,494,411. Net unrealized appreciation aggregated $164,551,521, of which $312,521,185 related to appreciated investment securities and $147,969,664 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

January 31, 2014

1.813035.109

LAF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.9%
	Shares	Value
Brazil - 16.4%
Banco Bradesco SA	287,900	$ 3,423,901
BB Seguridade Participacoes SA	969,000	9,114,804
Brasil Foods SA	286,500	5,133,434
BTG Pactual Participations Ltd. unit	1,286,800	13,437,215
CCR SA	2,162,100	13,922,732
Cielo SA	630,300	16,778,399
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	960,500	8,859,724
Cyrela Brazil Realty SA	478,500	2,831,443
Embraer SA	153,400	1,168,974
Estacio Participacoes SA	1,312,700	10,177,403
Fleury SA	459,300	3,511,482
Industrias Romi SA (a)	1,684,100	3,531,149
M. Dias Branco SA	225,900	7,723,613
Multiplus SA	1,604,100	17,215,867
Petroleo Brasileiro SA - Petrobras (ON)	1,194,028	6,813,122
Souza Cruz SA	2,756,400	24,134,562
TIM Participacoes SA	2,087,495	10,933,777
Tractebel Energia SA	417,675	5,971,113
Vale SA sponsored ADR (d)	544,093	7,399,665
TOTAL BRAZIL		172,082,379
Chile - 11.7%
Aguas Andinas SA	11,761,884	7,517,677
Banco de Chile	65,951,092	8,145,627
Banco de Chile sponsored ADR (d)	114,754	8,405,731
Banco Santander Chile sponsored ADR (d)	683,309	13,310,859
CAP SA	554,946	8,053,120
Compania Cervecerias Unidas SA	1,912,232	20,467,785
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,759,033	21,345,793
Inversiones La Construccion SA	927,850	11,027,217
LATAM Airlines Group SA	270,677	3,776,865
LATAM Airlines Group SA sponsored ADR (d)	907,712	12,617,197
S.A.C.I. Falabella	430,811	3,358,637
Sociedad Matriz SAAM SA	55,691,800	4,587,338
TOTAL CHILE		122,613,846
Colombia - 8.1%
Bolsa de Valores de Colombia	586,230,591	6,310,353
Cemex Latam Holdings SA (a)	673,456	4,509,916
Ecopetrol SA	7,807,727	13,633,041
Empresa de Telecomunicaciones de Bogota	40,032,169	8,340,342
Grupo Aval Acciones y Valores SA	2,710,997	1,539,785
Grupo de Inversiones Suramerica SA	1,833,342	27,919,479
Inversiones Argos SA	2,562,204	22,877,663
TOTAL COLOMBIA		85,130,579

	Shares	Value
France - 1.1%
Carrefour SA	192,221	$ 6,625,095
Edenred SA	168,000	4,694,771
TOTAL FRANCE		11,319,866
Mexico - 24.2%
America Movil S.A.B. de CV:
Series L	5,073,400	5,417,089
Series L sponsored ADR (d)	3,946,873	83,910,523
CEMEX S.A.B. de CV sponsored ADR	232,900	2,880,973
Consorcio ARA S.A.B. de CV (a)	23,993,705	9,454,675
Controladora Commercial Mexicana S.A.B. de CV unit (d)	1,738,815	6,595,640
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	452,111	40,798,497
Gruma S.A.B. de CV Series B (a)	1,889,409	15,362,220
Grupo Financiero Inbursa S.A.B. de CV Series O	9,787,719	24,407,091
Grupo Financiero Santander Mexico S.A.B. de CV	3,772,955	8,452,051
Grupo Televisa SA de CV (CPO) sponsored ADR	95,900	2,786,854
Industrias Penoles SA de CV	288,178	6,747,640
Infraestructura Energetica Nova S.A.B. de CV	1,223,900	5,269,341
Medica Sur SA de CV	166,634	535,885
Megacable Holdings S.A.B. de CV unit	2,574,329	9,287,526
Qualitas Controladora S.A.B. de CV	1,627,200	4,218,261
Wal-Mart de Mexico SA de CV Series V (d)	11,958,948	28,614,202
TOTAL MEXICO		254,738,468
Panama - 0.8%
Banco Latinoamericano de Comercio Exterior SA Series E	330,370	8,391,398
Peru - 3.5%
Alicorp SA Class C	3,176,608	9,733,496
Compania de Minas Buenaventura SA sponsored ADR	2,168,236	26,886,126
TOTAL PERU		36,619,622
Puerto Rico - 0.5%
EVERTEC, Inc.	216,474	5,223,518
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	552,964	6,596,198
Prosegur Compania de Seguridad SA (Reg.)	552,054	3,320,716
TOTAL SPAIN		9,916,914
Switzerland - 0.3%
ABB Ltd. (Reg.)	144,410	3,591,959
United Kingdom - 0.3%
Cable & Wireless PLC	4,015,700	3,528,453
Common Stocks - continued
	Shares	Value
United States of America - 1.1%
BPZ Energy, Inc. (a)(d)	3,060,350	$ 6,120,700
First Cash Financial Services, Inc. (a)	104,466	5,133,459
TOTAL UNITED STATES OF AMERICA		11,254,159
TOTAL COMMON STOCKS (Cost $650,881,970)		724,411,161
Nonconvertible Preferred Stocks - 29.8%

Brazil - 28.2%
Ambev SA sponsored ADR	7,862,547	51,421,057
Banco Bradesco SA (PN)	1,262,417	13,684,794
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	329,225	12,741,993
sponsored ADR	308,170	11,793,666
Embraer SA sponsored ADR	268,634	8,244,377
Forjas Taurus SA	1,566,600	1,259,382
Itau Unibanco Holding SA	3,919,750	49,182,650
Itau Unibanco Holding SA sponsored ADR	671,725	8,221,914
Itausa-Investimentos Itau SA (PN)	4,599,921	16,049,450
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	7,115,471	43,342,971
sponsored ADR	1,989,186	22,298,775
Telefonica Brasil SA	1,294,413	24,603,636
Telefonica Brasil SA sponsored (d)	333,642	6,339,198
Vale SA:
(PN-A)	1,777,600	22,098,001
(PN-A) sponsored	467,275	5,738,137
TOTAL BRAZIL		297,020,001
Chile - 1.2%
Embotelladora Andina SA:
Class A	1,321,447	4,008,926
Class B	2,207,046	8,269,169
TOTAL CHILE		12,278,095

	Shares	Value
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,897,449	$ 1,667,244
Grupo de Inversiones Suramerica SA	161,141	2,493,941
TOTAL COLOMBIA		4,161,185
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $221,977,709)		313,459,281
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.10% (b)	7,462,031	7,462,031
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	41,713,459	41,713,459
TOTAL MONEY MARKET FUNDS (Cost $49,175,490)		49,175,490
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $922,035,169)		1,087,045,932
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(35,320,969)
NET ASSETS - 100%		$ 1,051,724,963
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 835
Fidelity Securities Lending Cash Central Fund	70,624
Total	$ 71,459
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,112,405	$ 55,112,405	$ -	$ -
Consumer Staples	253,423,355	253,423,355	-	-
Energy	92,208,609	92,208,609	-	-
Financials	251,133,422	244,537,224	6,596,198	-
Health Care	4,047,367	4,047,367	-	-
Industrials	60,715,460	57,123,501	3,591,959	-
Information Technology	22,001,917	22,001,917	-	-
Materials	107,191,241	107,191,241	-	-
Telecommunication Services	164,418,811	164,418,811	-	-
Utilities	27,617,855	27,617,855	-	-
Money Market Funds	49,175,490	49,175,490	-	-
Total Investments in Securities:	$ 1,087,045,932	$ 1,076,857,775	$ 10,188,157	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $922,494,411. Net unrealized appreciation aggregated $164,551,521, of which $312,521,185 related to appreciated investment securities and $147,969,664 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883453.104

AWLD-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.1%
Ansell Ltd.	174,223	$ 2,920,477
Australia & New Zealand Banking Group Ltd.	392,333	10,334,154
Ramsay Health Care Ltd.	105,887	4,065,750
TOTAL AUSTRALIA		17,320,381
Austria - 0.2%
Andritz AG	28,200	1,549,859
C.A.T. oil AG (Bearer)	57,500	1,308,273
TOTAL AUSTRIA		2,858,132
Bailiwick of Jersey - 0.8%
Experian PLC	166,400	2,844,868
Wolseley PLC	87,992	4,747,415
WPP PLC	245,700	5,157,883
TOTAL BAILIWICK OF JERSEY		12,750,166
Belgium - 1.0%
Anheuser-Busch InBev SA NV	71,611	6,863,398
KBC Groupe SA	155,759	9,212,715
TOTAL BELGIUM		16,076,113
British Virgin Islands - 0.3%
Luxoft Holding, Inc.	57,700	2,157,403
Mail.Ru Group Ltd. GDR (Reg. S)	86,800	3,235,036
TOTAL BRITISH VIRGIN ISLANDS		5,392,439
Canada - 0.7%
Canadian Pacific Railway Ltd.	3,000	454,788
Constellation Software, Inc.	16,700	3,588,607
First Quantum Minerals Ltd.	105,700	1,891,449
Suncor Energy, Inc.	123,400	4,054,057
Ultra Petroleum Corp. (a)	43,700	1,046,615
TOTAL CANADA		11,035,516
Cayman Islands - 1.0%
Baidu.com, Inc. sponsored ADR (a)	7,300	1,142,450
China Lodging Group Ltd. ADR (a)	40,900	1,110,435
Cimc Enric Holdings Ltd.	1,020,000	1,639,609
ENN Energy Holdings Ltd.	314,000	2,036,361
Eurasia Drilling Co. Ltd. GDR (Reg. S)	43,500	1,505,100
Greatview Aseptic Pack Co. Ltd.	1,799,000	996,381
Home Inns & Hotels Management, Inc. sponsored ADR (a)	38,700	1,327,023
New Oriental Education & Technology Group, Inc. sponsored ADR	105,500	3,095,370
Sands China Ltd.	508,800	3,922,265
TOTAL CAYMAN ISLANDS		16,774,994
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	33,741
Denmark - 0.3%
Novo Nordisk A/S Series B	114,580	4,538,925

	Shares	Value
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	$ 843,612
Sampo Oyj (A Shares)	107,000	4,971,511
TOTAL FINLAND		5,815,123
France - 3.8%
Arkema SA	29,430	3,141,244
Atos Origin SA	32,799	2,870,475
AXA SA	327,500	8,613,135
BNP Paribas SA	97,830	7,580,144
Bureau Veritas SA	86,700	2,256,209
Edenred SA	73,500	2,053,962
Havas SA	344,900	2,705,874
Iliad SA	12,793	2,929,715
Innate Pharma SA (a)	183,000	1,742,493
Lafarge SA (Bearer)	37,800	2,715,241
Sanofi SA	86,556	8,461,801
Schneider Electric SA	84,600	6,833,450
Total SA	173,600	9,904,173
TOTAL FRANCE		61,807,916
Germany - 3.2%
Aareal Bank AG (a)	63,891	2,355,882
adidas AG	39,500	4,415,853
BASF AG	77,939	8,359,902
Bayer AG	96,600	12,753,542
Brenntag AG	27,600	4,764,687
Deutsche Wohnen AG (a)	51,476	935,858
GEA Group AG	75,747	3,553,635
HeidelbergCement Finance AG	31,000	2,309,986
KION Group AG (a)	64,389	2,948,267
LEG Immobilien AG	19,100	1,137,183
Siemens AG (d)	73,564	9,306,878
TOTAL GERMANY		52,841,673
Greece - 0.1%
Folli Follie SA (a)	59,300	1,787,506
Hong Kong - 0.7%
AIA Group Ltd.	1,263,600	5,818,504
Techtronic Industries Co. Ltd.	2,334,000	6,027,551
TOTAL HONG KONG		11,846,055
India - 0.3%
Housing Development Finance Corp. Ltd.	256,407	3,304,320
United Spirits Ltd.	27,317	1,077,353
TOTAL INDIA		4,381,673
Ireland - 4.3%
Actavis PLC (a)	200,200	37,833,796
Alkermes PLC (a)	84,000	4,089,120
Bank of Ireland (a)	7,977,600	3,152,073
Eaton Corp. PLC	23,700	1,732,233
Greencore Group PLC	1,983,000	8,123,555
James Hardie Industries PLC CDI	365,087	4,126,457
Common Stocks - continued
	Shares	Value
Ireland - continued
Kerry Group PLC Class A	58,400	$ 3,930,328
Trinity Biotech PLC sponsored ADR	248,000	6,438,080
TOTAL IRELAND		69,425,642
Italy - 0.7%
De Longhi SpA	141,700	2,331,552
Moleskine SpA	397,400	911,691
Tod's SpA	7,333	1,001,859
UniCredit SpA	560,300	4,216,676
World Duty Free SpA (a)	159,397	2,317,471
TOTAL ITALY		10,779,249
Japan - 7.9%
ABC-MART, Inc.	48,600	2,101,365
Aozora Bank Ltd.	983,000	2,801,402
Astellas Pharma, Inc.	91,700	5,666,887
Coca-Cola Central Japan Co. Ltd.	98,800	2,427,819
Cosmos Pharmaceutical Corp.	12,200	1,526,248
Daikin Industries Ltd.	67,300	3,860,316
Don Quijote Holdings Co. Ltd.	74,800	4,584,778
Harmonic Drive Systems, Inc.	64,400	1,882,585
Hitachi Ltd.	313,000	2,386,124
Hoya Corp.	78,300	2,163,725
Iida Group Holdings Co. Ltd. (a)	61,690	1,076,576
Japan Exchange Group, Inc.	159,500	3,853,574
Japan Tobacco, Inc.	238,400	7,359,278
Kakaku.com, Inc.	123,200	2,329,569
KDDI Corp.	87,900	4,839,964
Keyence Corp.	18,460	7,579,910
Leopalace21 Corp. (a)	421,900	2,199,558
Mitsubishi UFJ Financial Group, Inc.	1,099,300	6,608,752
Omron Corp.	128,500	5,080,558
Ono Pharmaceutical Co. Ltd.	14,000	1,216,704
ORIX Corp.	554,600	8,412,242
Park24 Co. Ltd.	83,900	1,726,543
Rakuten, Inc.	359,600	5,884,015
Santen Pharmaceutical Co. Ltd.	71,900	3,011,820
Seven & i Holdings Co., Ltd.	171,200	6,748,531
Seven Bank Ltd.	1,114,500	4,248,012
Shinsei Bank Ltd.	1,543,000	3,119,207
Ship Healthcare Holdings, Inc.	67,000	2,559,611
SoftBank Corp.	129,700	9,389,872
Toshiba Plant Systems & Services Corp.	155,300	2,298,140
Toyota Motor Corp.	173,400	9,921,888
TOTAL JAPAN		128,865,573
Kenya - 0.1%
Safaricom Ltd.	18,905,500	2,404,168

	Shares	Value
Korea (South) - 0.4%
Hyundai Motor Co.	12,766	$ 2,742,462
Naver Corp.	6,963	4,348,808
TOTAL KOREA (SOUTH)		7,091,270
Luxembourg - 0.1%
Altice S.A. (a)	48,300	1,861,764
Mexico - 0.0%
Alsea S.A.B. de CV	130,900	390,527
Netherlands - 1.9%
AEGON NV	292,700	2,551,340
AerCap Holdings NV (a)	164,000	6,099,160
European Aeronautic Defence and Space Co. (EADS) NV	24,000	1,702,923
Exact Holdings NV	56,000	1,797,925
Koninklijke Ahold NV	149,342	2,490,528
Koninklijke Philips Electronics NV	214,500	7,441,897
Randstad Holding NV	44,718	2,842,164
Royal DSM NV	48,000	3,180,558
Yandex NV (a)	54,300	1,995,525
TOTAL NETHERLANDS		30,102,020
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	459,616	2,935,999
Norway - 0.1%
DNB ASA	132,200	2,234,414
Philippines - 0.1%
Alliance Global Group, Inc.	1,671,800	998,474
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	24,700	1,302,925
Singapore - 0.2%
Ezion Holdings Ltd.	792,000	1,393,804
Global Logistic Properties Ltd.	1,015,000	2,221,561
TOTAL SINGAPORE		3,615,365
South Africa - 0.6%
Distell Group Ltd.	126,410	1,604,087
Naspers Ltd. Class N	80,100	8,186,759
TOTAL SOUTH AFRICA		9,790,846
Spain - 1.2%
Amadeus IT Holding SA Class A	82,100	3,250,428
Atresmedia Corporacion de Medios de Comunicacion SA (a)	93,500	1,759,143
Banco Bilbao Vizcaya Argentaria SA	378,631	4,516,614
Criteria CaixaCorp SA	495,883	3,043,028
Grifols SA ADR	75,442	2,988,258
Inditex SA	28,781	4,297,035
TOTAL SPAIN		19,854,506
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	124,800	6,229,142
Eniro AB (a)	288,100	2,152,593
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	66,882	$ 2,882,968
Intrum Justitia AB	115,000	3,247,398
Investment AB Kinnevik (B Shares)	25,600	1,005,025
Nordea Bank AB	591,800	7,922,102
Svenska Cellulosa AB (SCA) (B Shares)	259,000	7,373,004
Svenska Handelsbanken AB (A Shares)	87,700	4,171,218
TOTAL SWEDEN		34,983,450
Switzerland - 2.6%
Lonza Group AG	47,211	4,746,355
Partners Group Holding AG	13,818	3,275,231
Roche Holding AG (participation certificate)	49,858	13,679,325
Schindler Holding AG (participation certificate)	11,367	1,648,663
SGS SA (Reg.)	490	1,109,546
Swatch Group AG (Bearer)	2,200	1,311,531
Syngenta AG (Switzerland)	11,110	3,927,741
TE Connectivity Ltd.	95,000	5,368,450
UBS AG	371,406	7,366,577
TOTAL SWITZERLAND		42,433,419
Taiwan - 0.2%
ECLAT Textile Co. Ltd.	149,940	1,636,822
Merida Industry Co. Ltd.	240,000	1,479,676
TOTAL TAIWAN		3,116,498
United Kingdom - 6.4%
Aberdeen Asset Management PLC	355,842	2,286,058
Alabama Noor Hospitals Group PLC (a)	169,000	2,336,459
Associated British Foods PLC	48,600	2,169,110
Barclays PLC	1,419,228	6,335,799
BG Group PLC	261,200	4,388,332
BHP Billiton PLC	154,101	4,536,519
Croda International PLC	38,600	1,530,523
Diageo PLC	264,983	7,858,393
Hikma Pharmaceuticals PLC	241,212	4,762,306
Hilton Food Group PLC	350,100	2,647,435
HSBC Holdings PLC (United Kingdom)	425,450	4,365,862
Intertek Group PLC	55,600	2,588,472
ITV PLC	907,700	2,932,110
Jazztel PLC (a)	284,917	3,504,904
Legal & General Group PLC	1,589,267	5,624,919
Liberty Global PLC Class A (a)	41,200	3,293,116
London Stock Exchange Group PLC	145,200	4,391,975
Meggitt PLC	419,676	3,556,462
Next PLC	57,000	5,856,394
Ocado Group PLC (a)	259,200	2,228,497
Persimmon PLC	129,000	2,784,388
Reckitt Benckiser Group PLC	48,500	3,638,041
Rolls-Royce Group PLC	271,600	5,299,756
Rotork PLC	44,510	1,801,445
SABMiller PLC	92,100	4,148,447

	Shares	Value
St. James's Place Capital PLC	362,000	$ 4,582,207
Taylor Wimpey PLC	761,900	1,405,291
The Restaurant Group PLC	123,700	1,244,505
Ultra Electronics Holdings PLC	36,900	1,187,721
Vodafone Group PLC	420,400	1,557,885
TOTAL UNITED KINGDOM		104,843,331
United States of America - 52.6%
Accuray, Inc. (a)	475,000	5,058,750
Adobe Systems, Inc. (a)	654,000	38,710,260
Alexion Pharmaceuticals, Inc. (a)	33,000	5,238,090
Amazon.com, Inc. (a)	22,000	7,891,180
American Airlines Group, Inc. (a)(d)	588,000	19,727,400
American Express Co.	81,000	6,886,620
Ameriprise Financial, Inc.	303,400	32,051,176
Amphenol Corp. Class A	19,000	1,650,720
AutoZone, Inc. (a)	4,500	2,227,770
Bank of America Corp.	2,740,400	45,901,700
Biogen Idec, Inc. (a)	74,000	23,135,360
Boston Scientific Corp. (a)	327,000	4,424,310
Cabot Oil & Gas Corp.	1,206,000	48,215,880
CBS Corp. Class B	240,000	14,092,800
Celgene Corp. (a)	26,000	3,950,180
Celldex Therapeutics, Inc. (a)	103,300	2,663,074
Cummins, Inc.	119,000	15,110,620
Ecolab, Inc.	105,000	10,556,700
F5 Networks, Inc. (a)	32,000	3,424,000
Facebook, Inc. Class A (a)	521,000	32,598,970
FedEx Corp.	66,000	8,799,120
Fidelity National Information Services, Inc.	31,000	1,571,700
Gilead Sciences, Inc. (a)	299,500	24,154,675
Google, Inc. Class A (a)	44,100	52,080,771
Halozyme Therapeutics, Inc. (a)(d)	143,000	2,239,380
Illumina, Inc. (a)	320,800	48,761,600
inContact, Inc. (a)	106,503	935,096
Intercept Pharmaceuticals, Inc. (a)	24,500	7,371,560
Johnson Controls, Inc.	86,900	4,007,828
Las Vegas Sands Corp.	37,200	2,846,544
Marathon Petroleum Corp.	208,000	18,106,400
Marriott International, Inc. Class A	141,000	6,951,300
MasterCard, Inc. Class A	624,000	47,224,320
McGraw-Hill Companies, Inc.	657,400	49,988,696
Medivation, Inc. (a)	15,800	1,257,680
Morgan Stanley	798,000	23,548,980
Netflix, Inc. (a)	22,000	9,005,260
Noble Energy, Inc.	156,000	9,723,480
Norfolk Southern Corp.	297,900	27,582,561
Palo Alto Networks, Inc. (a)	12,000	713,400
Pharmacyclics, Inc. (a)	29,000	3,859,030
Phillips 66 Co.	58,700	4,290,383
Pioneer Natural Resources Co.	37,900	6,417,228
priceline.com, Inc. (a)	13,000	14,883,570
Receptos, Inc.	26,000	1,036,100
Common Stocks - continued
	Shares	Value
United States of America - continued
salesforce.com, Inc. (a)	153,300	$ 9,279,249
Sigma Aldrich Corp.	22,000	2,045,340
Sohu.com, Inc. (a)(d)	19,300	1,404,654
Southwestern Energy Co. (a)	210,000	8,544,900
Spirit Airlines, Inc. (a)	72,000	3,376,800
SS&C Technologies Holdings, Inc. (a)	82,900	3,218,178
Synageva BioPharma Corp. (a)	29,000	2,626,820
TESARO, Inc. (a)	53,000	1,670,030
The Blackstone Group LP	88,000	2,882,000
The Cooper Companies, Inc.	35,800	4,449,224
Thermo Fisher Scientific, Inc.	107,000	12,319,980
TJX Companies, Inc.	275,900	15,825,624
Twitter, Inc. (d)	15,000	967,500
United Continental Holdings, Inc. (a)	289,000	13,247,760
Valero Energy Corp.	98,000	5,007,800
Visa, Inc. Class A	155,600	33,520,908
Web.com Group, Inc. (a)	137,100	4,633,980
Workday, Inc. Class A (a)	260,300	23,307,262
Yahoo!, Inc. (a)	168,100	6,054,962
TOTAL UNITED STATES OF AMERICA		855,255,193
TOTAL COMMON STOCKS (Cost $1,257,854,656)		1,557,544,986
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $7,459,069)	39,200	9,942,023
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 2/6/14 to 2/27/14 (g) (Cost $979,978)	$ 980,000	979,985
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $1,935,220)	1,260,000	1,980,267
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	64,928,999	$ 64,928,999
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	14,128,815	14,128,815
TOTAL MONEY MARKET FUNDS (Cost $79,057,814)		79,057,814
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,347,286,737)		1,649,505,075
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(24,418,017)
NET ASSETS - 100%		$ 1,625,087,058
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
242 CME Nikkei 225 Index Contracts (Japan)	March 2014	$ 17,708,350	$ (1,170,514)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,980,267 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $979,985.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,981
Fidelity Securities Lending Cash Central Fund	37,260
Total	$ 50,241
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 193,026,980	$ 163,599,398	$ 29,427,582	$ -
Consumer Staples	72,132,092	38,271,072	33,861,020	-
Energy	123,906,425	112,608,448	11,297,977	-
Financials	320,061,745	244,670,698	75,391,047	-
Health Care	280,963,551	234,842,251	46,121,300	-
Industrials	188,962,619	162,446,260	26,516,359	-
Information Technology	309,655,827	285,767,133	23,888,694	-
Materials	49,318,041	36,727,324	12,590,717	-
Telecommunication Services	27,423,368	11,635,647	15,787,721	-
Utilities	2,036,361	2,036,361	-	-
Government Obligations	979,985	-	979,985	-
Preferred Securities	1,980,267	-	1,980,267	-
Money Market Funds	79,057,814	79,057,814	-	-
Total Investments in Securities:	$ 1,649,505,075	$ 1,371,662,406	$ 277,842,669	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,170,514)	$ (1,170,514)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 50,922,737
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,354,136,168. Net unrealized appreciation aggregated $295,368,907, of which $312,684,926 related to appreciated investment securities and $17,316,019 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

January 31, 2014

1.813085.109

WLD-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.1%
Ansell Ltd.	174,223	$ 2,920,477
Australia & New Zealand Banking Group Ltd.	392,333	10,334,154
Ramsay Health Care Ltd.	105,887	4,065,750
TOTAL AUSTRALIA		17,320,381
Austria - 0.2%
Andritz AG	28,200	1,549,859
C.A.T. oil AG (Bearer)	57,500	1,308,273
TOTAL AUSTRIA		2,858,132
Bailiwick of Jersey - 0.8%
Experian PLC	166,400	2,844,868
Wolseley PLC	87,992	4,747,415
WPP PLC	245,700	5,157,883
TOTAL BAILIWICK OF JERSEY		12,750,166
Belgium - 1.0%
Anheuser-Busch InBev SA NV	71,611	6,863,398
KBC Groupe SA	155,759	9,212,715
TOTAL BELGIUM		16,076,113
British Virgin Islands - 0.3%
Luxoft Holding, Inc.	57,700	2,157,403
Mail.Ru Group Ltd. GDR (Reg. S)	86,800	3,235,036
TOTAL BRITISH VIRGIN ISLANDS		5,392,439
Canada - 0.7%
Canadian Pacific Railway Ltd.	3,000	454,788
Constellation Software, Inc.	16,700	3,588,607
First Quantum Minerals Ltd.	105,700	1,891,449
Suncor Energy, Inc.	123,400	4,054,057
Ultra Petroleum Corp. (a)	43,700	1,046,615
TOTAL CANADA		11,035,516
Cayman Islands - 1.0%
Baidu.com, Inc. sponsored ADR (a)	7,300	1,142,450
China Lodging Group Ltd. ADR (a)	40,900	1,110,435
Cimc Enric Holdings Ltd.	1,020,000	1,639,609
ENN Energy Holdings Ltd.	314,000	2,036,361
Eurasia Drilling Co. Ltd. GDR (Reg. S)	43,500	1,505,100
Greatview Aseptic Pack Co. Ltd.	1,799,000	996,381
Home Inns & Hotels Management, Inc. sponsored ADR (a)	38,700	1,327,023
New Oriental Education & Technology Group, Inc. sponsored ADR	105,500	3,095,370
Sands China Ltd.	508,800	3,922,265
TOTAL CAYMAN ISLANDS		16,774,994
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	33,741
Denmark - 0.3%
Novo Nordisk A/S Series B	114,580	4,538,925

	Shares	Value
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	$ 843,612
Sampo Oyj (A Shares)	107,000	4,971,511
TOTAL FINLAND		5,815,123
France - 3.8%
Arkema SA	29,430	3,141,244
Atos Origin SA	32,799	2,870,475
AXA SA	327,500	8,613,135
BNP Paribas SA	97,830	7,580,144
Bureau Veritas SA	86,700	2,256,209
Edenred SA	73,500	2,053,962
Havas SA	344,900	2,705,874
Iliad SA	12,793	2,929,715
Innate Pharma SA (a)	183,000	1,742,493
Lafarge SA (Bearer)	37,800	2,715,241
Sanofi SA	86,556	8,461,801
Schneider Electric SA	84,600	6,833,450
Total SA	173,600	9,904,173
TOTAL FRANCE		61,807,916
Germany - 3.2%
Aareal Bank AG (a)	63,891	2,355,882
adidas AG	39,500	4,415,853
BASF AG	77,939	8,359,902
Bayer AG	96,600	12,753,542
Brenntag AG	27,600	4,764,687
Deutsche Wohnen AG (a)	51,476	935,858
GEA Group AG	75,747	3,553,635
HeidelbergCement Finance AG	31,000	2,309,986
KION Group AG (a)	64,389	2,948,267
LEG Immobilien AG	19,100	1,137,183
Siemens AG (d)	73,564	9,306,878
TOTAL GERMANY		52,841,673
Greece - 0.1%
Folli Follie SA (a)	59,300	1,787,506
Hong Kong - 0.7%
AIA Group Ltd.	1,263,600	5,818,504
Techtronic Industries Co. Ltd.	2,334,000	6,027,551
TOTAL HONG KONG		11,846,055
India - 0.3%
Housing Development Finance Corp. Ltd.	256,407	3,304,320
United Spirits Ltd.	27,317	1,077,353
TOTAL INDIA		4,381,673
Ireland - 4.3%
Actavis PLC (a)	200,200	37,833,796
Alkermes PLC (a)	84,000	4,089,120
Bank of Ireland (a)	7,977,600	3,152,073
Eaton Corp. PLC	23,700	1,732,233
Greencore Group PLC	1,983,000	8,123,555
James Hardie Industries PLC CDI	365,087	4,126,457
Common Stocks - continued
	Shares	Value
Ireland - continued
Kerry Group PLC Class A	58,400	$ 3,930,328
Trinity Biotech PLC sponsored ADR	248,000	6,438,080
TOTAL IRELAND		69,425,642
Italy - 0.7%
De Longhi SpA	141,700	2,331,552
Moleskine SpA	397,400	911,691
Tod's SpA	7,333	1,001,859
UniCredit SpA	560,300	4,216,676
World Duty Free SpA (a)	159,397	2,317,471
TOTAL ITALY		10,779,249
Japan - 7.9%
ABC-MART, Inc.	48,600	2,101,365
Aozora Bank Ltd.	983,000	2,801,402
Astellas Pharma, Inc.	91,700	5,666,887
Coca-Cola Central Japan Co. Ltd.	98,800	2,427,819
Cosmos Pharmaceutical Corp.	12,200	1,526,248
Daikin Industries Ltd.	67,300	3,860,316
Don Quijote Holdings Co. Ltd.	74,800	4,584,778
Harmonic Drive Systems, Inc.	64,400	1,882,585
Hitachi Ltd.	313,000	2,386,124
Hoya Corp.	78,300	2,163,725
Iida Group Holdings Co. Ltd. (a)	61,690	1,076,576
Japan Exchange Group, Inc.	159,500	3,853,574
Japan Tobacco, Inc.	238,400	7,359,278
Kakaku.com, Inc.	123,200	2,329,569
KDDI Corp.	87,900	4,839,964
Keyence Corp.	18,460	7,579,910
Leopalace21 Corp. (a)	421,900	2,199,558
Mitsubishi UFJ Financial Group, Inc.	1,099,300	6,608,752
Omron Corp.	128,500	5,080,558
Ono Pharmaceutical Co. Ltd.	14,000	1,216,704
ORIX Corp.	554,600	8,412,242
Park24 Co. Ltd.	83,900	1,726,543
Rakuten, Inc.	359,600	5,884,015
Santen Pharmaceutical Co. Ltd.	71,900	3,011,820
Seven & i Holdings Co., Ltd.	171,200	6,748,531
Seven Bank Ltd.	1,114,500	4,248,012
Shinsei Bank Ltd.	1,543,000	3,119,207
Ship Healthcare Holdings, Inc.	67,000	2,559,611
SoftBank Corp.	129,700	9,389,872
Toshiba Plant Systems & Services Corp.	155,300	2,298,140
Toyota Motor Corp.	173,400	9,921,888
TOTAL JAPAN		128,865,573
Kenya - 0.1%
Safaricom Ltd.	18,905,500	2,404,168

	Shares	Value
Korea (South) - 0.4%
Hyundai Motor Co.	12,766	$ 2,742,462
Naver Corp.	6,963	4,348,808
TOTAL KOREA (SOUTH)		7,091,270
Luxembourg - 0.1%
Altice S.A. (a)	48,300	1,861,764
Mexico - 0.0%
Alsea S.A.B. de CV	130,900	390,527
Netherlands - 1.9%
AEGON NV	292,700	2,551,340
AerCap Holdings NV (a)	164,000	6,099,160
European Aeronautic Defence and Space Co. (EADS) NV	24,000	1,702,923
Exact Holdings NV	56,000	1,797,925
Koninklijke Ahold NV	149,342	2,490,528
Koninklijke Philips Electronics NV	214,500	7,441,897
Randstad Holding NV	44,718	2,842,164
Royal DSM NV	48,000	3,180,558
Yandex NV (a)	54,300	1,995,525
TOTAL NETHERLANDS		30,102,020
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	459,616	2,935,999
Norway - 0.1%
DNB ASA	132,200	2,234,414
Philippines - 0.1%
Alliance Global Group, Inc.	1,671,800	998,474
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	24,700	1,302,925
Singapore - 0.2%
Ezion Holdings Ltd.	792,000	1,393,804
Global Logistic Properties Ltd.	1,015,000	2,221,561
TOTAL SINGAPORE		3,615,365
South Africa - 0.6%
Distell Group Ltd.	126,410	1,604,087
Naspers Ltd. Class N	80,100	8,186,759
TOTAL SOUTH AFRICA		9,790,846
Spain - 1.2%
Amadeus IT Holding SA Class A	82,100	3,250,428
Atresmedia Corporacion de Medios de Comunicacion SA (a)	93,500	1,759,143
Banco Bilbao Vizcaya Argentaria SA	378,631	4,516,614
Criteria CaixaCorp SA	495,883	3,043,028
Grifols SA ADR	75,442	2,988,258
Inditex SA	28,781	4,297,035
TOTAL SPAIN		19,854,506
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	124,800	6,229,142
Eniro AB (a)	288,100	2,152,593
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	66,882	$ 2,882,968
Intrum Justitia AB	115,000	3,247,398
Investment AB Kinnevik (B Shares)	25,600	1,005,025
Nordea Bank AB	591,800	7,922,102
Svenska Cellulosa AB (SCA) (B Shares)	259,000	7,373,004
Svenska Handelsbanken AB (A Shares)	87,700	4,171,218
TOTAL SWEDEN		34,983,450
Switzerland - 2.6%
Lonza Group AG	47,211	4,746,355
Partners Group Holding AG	13,818	3,275,231
Roche Holding AG (participation certificate)	49,858	13,679,325
Schindler Holding AG (participation certificate)	11,367	1,648,663
SGS SA (Reg.)	490	1,109,546
Swatch Group AG (Bearer)	2,200	1,311,531
Syngenta AG (Switzerland)	11,110	3,927,741
TE Connectivity Ltd.	95,000	5,368,450
UBS AG	371,406	7,366,577
TOTAL SWITZERLAND		42,433,419
Taiwan - 0.2%
ECLAT Textile Co. Ltd.	149,940	1,636,822
Merida Industry Co. Ltd.	240,000	1,479,676
TOTAL TAIWAN		3,116,498
United Kingdom - 6.4%
Aberdeen Asset Management PLC	355,842	2,286,058
Alabama Noor Hospitals Group PLC (a)	169,000	2,336,459
Associated British Foods PLC	48,600	2,169,110
Barclays PLC	1,419,228	6,335,799
BG Group PLC	261,200	4,388,332
BHP Billiton PLC	154,101	4,536,519
Croda International PLC	38,600	1,530,523
Diageo PLC	264,983	7,858,393
Hikma Pharmaceuticals PLC	241,212	4,762,306
Hilton Food Group PLC	350,100	2,647,435
HSBC Holdings PLC (United Kingdom)	425,450	4,365,862
Intertek Group PLC	55,600	2,588,472
ITV PLC	907,700	2,932,110
Jazztel PLC (a)	284,917	3,504,904
Legal & General Group PLC	1,589,267	5,624,919
Liberty Global PLC Class A (a)	41,200	3,293,116
London Stock Exchange Group PLC	145,200	4,391,975
Meggitt PLC	419,676	3,556,462
Next PLC	57,000	5,856,394
Ocado Group PLC (a)	259,200	2,228,497
Persimmon PLC	129,000	2,784,388
Reckitt Benckiser Group PLC	48,500	3,638,041
Rolls-Royce Group PLC	271,600	5,299,756
Rotork PLC	44,510	1,801,445
SABMiller PLC	92,100	4,148,447

	Shares	Value
St. James's Place Capital PLC	362,000	$ 4,582,207
Taylor Wimpey PLC	761,900	1,405,291
The Restaurant Group PLC	123,700	1,244,505
Ultra Electronics Holdings PLC	36,900	1,187,721
Vodafone Group PLC	420,400	1,557,885
TOTAL UNITED KINGDOM		104,843,331
United States of America - 52.6%
Accuray, Inc. (a)	475,000	5,058,750
Adobe Systems, Inc. (a)	654,000	38,710,260
Alexion Pharmaceuticals, Inc. (a)	33,000	5,238,090
Amazon.com, Inc. (a)	22,000	7,891,180
American Airlines Group, Inc. (a)(d)	588,000	19,727,400
American Express Co.	81,000	6,886,620
Ameriprise Financial, Inc.	303,400	32,051,176
Amphenol Corp. Class A	19,000	1,650,720
AutoZone, Inc. (a)	4,500	2,227,770
Bank of America Corp.	2,740,400	45,901,700
Biogen Idec, Inc. (a)	74,000	23,135,360
Boston Scientific Corp. (a)	327,000	4,424,310
Cabot Oil & Gas Corp.	1,206,000	48,215,880
CBS Corp. Class B	240,000	14,092,800
Celgene Corp. (a)	26,000	3,950,180
Celldex Therapeutics, Inc. (a)	103,300	2,663,074
Cummins, Inc.	119,000	15,110,620
Ecolab, Inc.	105,000	10,556,700
F5 Networks, Inc. (a)	32,000	3,424,000
Facebook, Inc. Class A (a)	521,000	32,598,970
FedEx Corp.	66,000	8,799,120
Fidelity National Information Services, Inc.	31,000	1,571,700
Gilead Sciences, Inc. (a)	299,500	24,154,675
Google, Inc. Class A (a)	44,100	52,080,771
Halozyme Therapeutics, Inc. (a)(d)	143,000	2,239,380
Illumina, Inc. (a)	320,800	48,761,600
inContact, Inc. (a)	106,503	935,096
Intercept Pharmaceuticals, Inc. (a)	24,500	7,371,560
Johnson Controls, Inc.	86,900	4,007,828
Las Vegas Sands Corp.	37,200	2,846,544
Marathon Petroleum Corp.	208,000	18,106,400
Marriott International, Inc. Class A	141,000	6,951,300
MasterCard, Inc. Class A	624,000	47,224,320
McGraw-Hill Companies, Inc.	657,400	49,988,696
Medivation, Inc. (a)	15,800	1,257,680
Morgan Stanley	798,000	23,548,980
Netflix, Inc. (a)	22,000	9,005,260
Noble Energy, Inc.	156,000	9,723,480
Norfolk Southern Corp.	297,900	27,582,561
Palo Alto Networks, Inc. (a)	12,000	713,400
Pharmacyclics, Inc. (a)	29,000	3,859,030
Phillips 66 Co.	58,700	4,290,383
Pioneer Natural Resources Co.	37,900	6,417,228
priceline.com, Inc. (a)	13,000	14,883,570
Receptos, Inc.	26,000	1,036,100
Common Stocks - continued
	Shares	Value
United States of America - continued
salesforce.com, Inc. (a)	153,300	$ 9,279,249
Sigma Aldrich Corp.	22,000	2,045,340
Sohu.com, Inc. (a)(d)	19,300	1,404,654
Southwestern Energy Co. (a)	210,000	8,544,900
Spirit Airlines, Inc. (a)	72,000	3,376,800
SS&C Technologies Holdings, Inc. (a)	82,900	3,218,178
Synageva BioPharma Corp. (a)	29,000	2,626,820
TESARO, Inc. (a)	53,000	1,670,030
The Blackstone Group LP	88,000	2,882,000
The Cooper Companies, Inc.	35,800	4,449,224
Thermo Fisher Scientific, Inc.	107,000	12,319,980
TJX Companies, Inc.	275,900	15,825,624
Twitter, Inc. (d)	15,000	967,500
United Continental Holdings, Inc. (a)	289,000	13,247,760
Valero Energy Corp.	98,000	5,007,800
Visa, Inc. Class A	155,600	33,520,908
Web.com Group, Inc. (a)	137,100	4,633,980
Workday, Inc. Class A (a)	260,300	23,307,262
Yahoo!, Inc. (a)	168,100	6,054,962
TOTAL UNITED STATES OF AMERICA		855,255,193
TOTAL COMMON STOCKS (Cost $1,257,854,656)		1,557,544,986
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $7,459,069)	39,200	9,942,023
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 2/6/14 to 2/27/14 (g) (Cost $979,978)	$ 980,000	979,985
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $1,935,220)	1,260,000	1,980,267
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	64,928,999	$ 64,928,999
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	14,128,815	14,128,815
TOTAL MONEY MARKET FUNDS (Cost $79,057,814)		79,057,814
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,347,286,737)		1,649,505,075
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(24,418,017)
NET ASSETS - 100%		$ 1,625,087,058
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
242 CME Nikkei 225 Index Contracts (Japan)	March 2014	$ 17,708,350	$ (1,170,514)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,980,267 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $979,985.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,981
Fidelity Securities Lending Cash Central Fund	37,260
Total	$ 50,241
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 193,026,980	$ 163,599,398	$ 29,427,582	$ -
Consumer Staples	72,132,092	38,271,072	33,861,020	-
Energy	123,906,425	112,608,448	11,297,977	-
Financials	320,061,745	244,670,698	75,391,047	-
Health Care	280,963,551	234,842,251	46,121,300	-
Industrials	188,962,619	162,446,260	26,516,359	-
Information Technology	309,655,827	285,767,133	23,888,694	-
Materials	49,318,041	36,727,324	12,590,717	-
Telecommunication Services	27,423,368	11,635,647	15,787,721	-
Utilities	2,036,361	2,036,361	-	-
Government Obligations	979,985	-	979,985	-
Preferred Securities	1,980,267	-	1,980,267	-
Money Market Funds	79,057,814	79,057,814	-	-
Total Investments in Securities:	$ 1,649,505,075	$ 1,371,662,406	$ 277,842,669	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,170,514)	$ (1,170,514)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 50,922,737
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,354,136,168. Net unrealized appreciation aggregated $295,368,907, of which $312,684,926 related to appreciated investment securities and $17,316,019 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

January 31, 2014

1.813070.109

OVE-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 2.8%
Ansell Ltd.	516,634	$ 8,660,267
Australia & New Zealand Banking Group Ltd.	1,055,726	27,808,098
BHP Billiton Ltd.	620,274	19,808,629
Flight Centre Travel Group Ltd.	275,391	11,412,668
Super Cheap Auto Group Ltd.	570,895	5,350,002
TOTAL AUSTRALIA		73,039,664
Austria - 0.4%
Andritz AG	205,100	11,272,199
Bailiwick of Jersey - 2.9%
Delphi Automotive PLC	179,200	10,911,488
Experian PLC	1,049,100	17,936,001
Informa PLC	1,250,451	10,627,537
Regus PLC	2,840,770	9,783,528
WPP PLC	1,231,433	25,850,984
TOTAL BAILIWICK OF JERSEY		75,109,538
Belgium - 2.3%
Anheuser-Busch InBev SA NV	323,912	31,044,632
KBC Groupe SA	477,781	28,259,427
TOTAL BELGIUM		59,304,059
Bermuda - 0.5%
Signet Jewelers Ltd.	151,400	12,043,870
Canada - 1.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	371,400	11,394,602
Constellation Software, Inc.	65,300	14,032,098
TOTAL CANADA		25,426,700
Cayman Islands - 0.7%
Lifestyle International Holdings Ltd.	3,753,500	6,729,787
Shenzhou International Group Holdings Ltd.	3,463,000	11,931,689
TOTAL CAYMAN ISLANDS		18,661,476
Denmark - 1.1%
Novo Nordisk A/S Series B	718,700	28,470,287
France - 7.9%
ALTEN	188,900	8,520,764
AXA SA	842,300	22,152,195
BIC SA	91,700	10,560,676
BNP Paribas SA	326,971	25,334,634
Christian Dior SA	93,197	17,056,784
Groupe FNAC SA (a)	12,162	377,266
Ipsos SA	311,157	13,351,402
Kering SA	45,300	9,045,279
Rexel SA	544,100	13,979,417
Sanofi SA	410,503	40,131,181
Sodexo SA (d)	146,600	14,451,312
Total SA	561,000	32,005,996
TOTAL FRANCE		206,966,906

	Shares	Value
Germany - 9.3%
adidas AG	209,700	$ 23,443,148
BASF AG	294,070	31,542,569
Bayer AG	319,397	42,168,147
Brenntag AG	122,000	21,061,299
CompuGroup Medical AG	279,400	7,442,329
Continental AG	75,100	16,180,657
Deutsche Boerse AG	199,492	15,360,342
Deutsche Post AG	556,467	19,265,516
Fresenius SE & Co. KGaA	166,000	25,892,208
GEA Group AG	318,247	14,930,408
Gerry Weber International AG (Bearer)	241,600	10,752,915
Linde AG	80,107	15,179,664
TOTAL GERMANY		243,219,202
Greece - 0.1%
Metka SA	239,183	3,806,516
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI)	7,935,000	2,974,169
Ireland - 2.2%
Accenture PLC Class A	143,700	11,478,756
DCC PLC (United Kingdom)	307,600	13,981,600
Greencore Group PLC	3,399,500	13,926,388
Kerry Group PLC Class A	268,664	18,081,122
TOTAL IRELAND		57,467,866
Italy - 1.5%
Pirelli & C. S.p.A.	854,800	13,788,310
Prada SpA	1,355,100	9,940,100
World Duty Free SpA (a)	1,022,852	14,871,231
TOTAL ITALY		38,599,641
Japan - 17.8%
ACOM Co. Ltd. (a)	2,243,500	6,599,080
Air Water, Inc.	718,000	10,580,973
Aozora Bank Ltd.	4,637,000	13,214,751
Astellas Pharma, Inc.	294,900	18,224,263
Credit Saison Co. Ltd.	322,100	7,874,443
Daikin Industries Ltd.	192,300	11,030,294
Dentsu, Inc.	312,900	12,273,974
Don Quijote Holdings Co. Ltd.	252,000	15,446,043
GMO Internet, Inc.	1,097,900	13,390,281
H.I.S. Co. Ltd.	176,900	9,629,836
Honda Motor Co. Ltd. sponsored ADR	599,900	22,502,249
Hoya Corp.	588,100	16,251,427
Iida Group Holdings Co. Ltd. (a)	428,180	7,472,334
Japan Tobacco, Inc.	730,200	22,540,874
Kansai Paint Co. Ltd.	728,000	9,833,486
Keyence Corp.	60,390	24,796,901
Leopalace21 Corp. (a)	1,343,900	7,006,366
Makita Corp.	179,200	9,323,475
Meitec Corp.	300,400	8,008,885
Miraca Holdings, Inc.	229,600	10,850,005
Common Stocks - continued
	Shares	Value
Japan - continued
Misumi Group, Inc.	266,400	$ 7,637,616
Nakanishi, Inc.	37,800	5,662,538
Nihon Nohyaku Co. Ltd.	523,000	7,297,431
Nitori Holdings Co. Ltd.	78,800	7,652,817
OBIC Co. Ltd.	375,000	11,576,959
Omron Corp.	452,800	17,902,541
ORIX Corp.	1,506,700	22,853,815
Seven Bank Ltd.	3,196,000	12,181,828
Shinsei Bank Ltd.	6,666,000	13,475,458
Ship Healthcare Holdings, Inc.	278,000	10,620,475
SMC Corp.	42,100	10,544,084
SoftBank Corp.	323,000	23,384,184
Software Service, Inc.	91,000	3,288,443
Toyota Motor Corp.	431,200	24,673,115
Tsuruha Holdings, Inc.	111,500	10,432,519
USS Co. Ltd.	929,900	12,703,981
VT Holdings Co. Ltd.	470,400	7,921,430
TOTAL JAPAN		466,659,174
Luxembourg - 0.5%
Eurofins Scientific SA	50,759	12,924,996
New Zealand - 0.3%
EBOS Group Ltd.	1,194,051	9,413,719
Norway - 1.0%
DNB ASA	915,000	15,465,117
Telenor ASA	581,600	12,062,911
TOTAL NORWAY		27,528,028
South Africa - 1.0%
Coronation Fund Managers Ltd.	1,640,500	11,758,036
EOH Holdings Ltd.	505,600	3,581,039
Nampak Ltd.	2,512,200	7,843,065
Pinnacle Technology Holdings Ltd.	2,198,800	4,234,741
TOTAL SOUTH AFRICA		27,416,881
Spain - 3.1%
Amadeus IT Holding SA Class A	563,000	22,289,783
Banco Bilbao Vizcaya Argentaria SA	2,386,100	28,463,315
Criteria CaixaCorp SA	2,322,962	14,255,054
Grifols SA ADR	386,100	15,293,421
TOTAL SPAIN		80,301,573
Sweden - 3.8%
ASSA ABLOY AB (B Shares)	323,200	16,131,880
Eniro AB (a)	746,600	5,578,360
Nordea Bank AB	2,314,800	30,986,959
Svenska Cellulosa AB (SCA) (B Shares)	520,500	14,817,177
Svenska Handelsbanken AB (A Shares)	355,000	16,884,635
Swedbank AB (A Shares)	629,900	16,470,048
TOTAL SWEDEN		100,869,059
Switzerland - 8.3%
Aryzta AG	251,331	19,778,820

	Shares	Value
Nestle SA	867,786	$ 62,889,631
Roche Holding AG (participation certificate)	211,591	58,053,312
Schindler Holding AG (participation certificate)	87,893	12,747,951
SGS SA (Reg.)	8,240	18,658,490
Syngenta AG (Switzerland)	58,030	20,515,466
UBS AG	1,231,987	24,435,595
TOTAL SWITZERLAND		217,079,265
United Kingdom - 22.3%
Aberdeen Asset Management PLC	1,914,000	12,296,227
AMEC PLC	745,876	12,629,299
Babcock International Group PLC	760,400	17,375,300
Barclays PLC	5,538,906	24,727,100
BHP Billiton PLC	853,767	25,133,712
British American Tobacco PLC (United Kingdom)	576,200	27,494,963
BT Group PLC	3,873,500	24,391,749
Bunzl PLC	594,607	13,567,345
Croda International PLC	327,200	12,973,764
Dechra Pharmaceuticals PLC	438,095	5,052,093
Devro PLC	1,102,413	5,610,747
Diageo PLC	1,005,047	29,805,891
Diploma PLC	1,145,625	13,088,886
Domino Printing Sciences PLC	1,024,914	13,411,455
Elementis PLC	2,849,000	11,985,002
Hilton Food Group PLC	1,073,900	8,120,767
IMI PLC	741,000	18,235,405
ITV PLC	4,609,100	14,888,607
Jazztel PLC (a)	839,400	10,325,873
Johnson Matthey PLC	285,800	15,180,098
Kingfisher PLC	2,428,061	14,752,545
London Stock Exchange Group PLC	509,100	15,399,135
Meggitt PLC	2,341,700	19,844,279
Next PLC	247,100	25,387,981
Prudential PLC	1,267,396	25,512,890
Reckitt Benckiser Group PLC	334,300	25,076,230
Rolls-Royce Group PLC	1,040,366	20,300,758
Senior Engineering Group PLC	1,947,400	9,559,174
Spectris PLC	314,400	11,484,233
Spirax-Sarco Engineering PLC	242,207	11,626,391
St. James's Place Capital PLC	1,729,905	21,897,189
Standard Chartered PLC (United Kingdom)	1,111,034	22,647,717
The Restaurant Group PLC	1,160,400	11,674,399
Vodafone Group PLC	9,334,759	34,592,015
TOTAL UNITED KINGDOM		586,049,219
United States of America - 5.0%
Computer Sciences Corp.	212,100	12,812,961
CST Brands, Inc.	363,600	11,609,748
Fidelity National Information Services, Inc.	242,800	12,309,960
FMC Corp.	177,900	12,565,077
Common Stocks - continued
	Shares	Value
United States of America - continued
Global Payments, Inc.	170,200	$ 11,248,518
MasTec, Inc. (a)	286,200	10,286,028
McGraw-Hill Companies, Inc.	198,600	15,101,544
Mylan, Inc. (a)	288,600	13,105,326
National Oilwell Varco, Inc.	136,600	10,246,366
PetSmart, Inc.	177,000	11,151,000
ResMed, Inc. (d)	229,600	10,012,856
TOTAL UNITED STATES OF AMERICA		130,449,384
TOTAL COMMON STOCKS (Cost $2,049,085,253)		2,515,053,391
Nonconvertible Preferred Stocks - 2.3%

Germany - 2.3%
Henkel AG & Co. KGaA	200,200	21,703,383
Sartorius AG (non-vtg.)	102,994	13,675,493
Volkswagen AG	91,768	23,274,479
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $40,104,364)		58,653,355
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	163,082,480	$ 163,082,480
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	23,226,200	23,226,200
TOTAL MONEY MARKET FUNDS (Cost $186,308,680)		186,308,680
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $2,275,498,297)		2,760,015,426
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(138,077,802)
NET ASSETS - 100%		$ 2,621,937,624
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,829
Fidelity Securities Lending Cash Central Fund	108,151
Total	$ 112,980
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 479,683,496	$ 365,147,296	$ 114,536,200	$ -
Consumer Staples	311,323,144	127,114,634	184,208,510	-
Energy	54,881,661	22,875,665	32,005,996	-
Financials	498,420,998	284,268,259	214,152,739	-
Health Care	338,941,359	154,980,588	183,960,771	-
Industrials	364,543,401	317,999,047	46,544,354	-
Information Technology	220,717,019	136,798,910	83,918,109	-
Materials	200,438,936	107,269,239	93,169,697	-
Telecommunication Services	104,756,732	22,388,784	82,367,948	-
Money Market Funds	186,308,680	186,308,680	-	-
Total Investments in Securities:	$ 2,760,015,426	$ 1,725,151,102	$ 1,034,864,324	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 95,024,294
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $2,292,571,684. Net unrealized appreciation aggregated $467,443,742, of which $522,510,825 related to appreciated investment securities and $55,067,083 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

January 31, 2014

1.813014.109

ECA-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Austria - 1.2%
Andritz AG	37,200	$ 2,044,494
Erste Group Bank AG	67,140	2,445,349
TOTAL AUSTRIA		4,489,843
Bailiwick of Jersey - 1.4%
Informa PLC	210,988	1,793,179
Shire PLC	62,100	3,099,193
TOTAL BAILIWICK OF JERSEY		4,892,372
Belgium - 2.8%
Anheuser-Busch InBev SA NV	55,300	5,300,107
KBC Groupe SA	45,385	2,684,397
UCB SA	28,900	2,045,925
TOTAL BELGIUM		10,030,429
Bermuda - 0.4%
Bunge Ltd.	18,400	1,393,984
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S)	41,400	1,542,978
Canada - 0.4%
Suncor Energy, Inc.	48,600	1,596,655
Denmark - 0.6%
Coloplast A/S Series B	29,800	2,235,916
Finland - 2.7%
Amer Group PLC (A Shares)	73,800	1,524,862
Kesko Oyj	44,188	1,631,152
Lassila & Tikahoja Oyj	82,479	1,638,557
Raisio Group PLC (V Shares)	197,735	1,200,083
Rakentajain Konevuokraamo Oyj (B Shares)	76,703	1,523,809
Sampo Oyj (A Shares)	51,000	2,369,598
TOTAL FINLAND		9,888,061
France - 13.4%
Atos Origin SA	24,887	2,178,039
AXA SA	164,500	4,326,292
BNP Paribas SA	77,960	6,040,560
Bureau Veritas SA	71,265	1,854,541
Christian Dior SA	23,250	4,255,182
GDF Suez	142,421	3,147,283
Ipsos SA	49,000	2,102,536
Kering SA	11,550	2,306,247
Legrand SA	40,650	2,159,269
Publicis Groupe SA	32,000	2,838,960
Rexel SA	84,011	2,158,472
Sanofi SA	69,409	6,785,493
Total SA	148,896	8,494,768
TOTAL FRANCE		48,647,642
Germany - 14.0%
adidas AG	25,300	2,828,382
BASF AG	58,123	6,234,396

	Shares	Value
Bayer AG	50,600	$ 6,680,427
Beiersdorf AG	18,200	1,802,683
Bijou Brigitte Modische Accessoires AG	11,100	1,106,774
CompuGroup Medical AG	54,600	1,454,371
Continental AG	13,200	2,844,004
CTS Eventim AG	32,629	1,667,415
Daimler AG (Germany)	59,610	4,995,004
Deutsche Boerse AG	30,000	2,309,919
Deutsche Post AG	86,483	2,994,139
Deutsche Wohnen AG (a)	88,697	1,612,554
ElringKlinger AG	28,200	1,043,635
GEA Group AG	49,491	2,321,847
HeidelbergCement Finance AG	28,100	2,093,890
KION Group AG (a)	43,686	2,000,311
Linde AG	17,800	3,372,964
MLP AG	227,900	1,748,006
Wacker Chemie AG	12,223	1,455,310
TOTAL GERMANY		50,566,031
Ireland - 2.7%
CRH PLC	3,000	77,206
CRH PLC	95,877	2,464,655
DCC PLC (United Kingdom)	40,200	1,827,244
Greencore Group PLC	475,469	1,947,806
Kingspan Group PLC (United Kingdom)	89,900	1,715,661
Ryanair Holdings PLC sponsored ADR (a)	34,000	1,606,500
TOTAL IRELAND		9,639,072
Italy - 3.7%
Astaldi SpA	177,883	1,694,970
Azimut Holding SpA	61,200	1,772,969
Banca Popolare dell'Emilia Romagna Scrl (a)	118,450	1,120,671
Lottomatica SpA	55,530	1,692,589
MARR SpA	120,469	1,904,225
Prada SpA	196,400	1,440,658
Prysmian SpA	72,000	1,761,510
World Duty Free SpA (a)	142,116	2,066,223
TOTAL ITALY		13,453,815
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	110,200	1,455,411
Koninklijke Philips Electronics NV	103,593	3,594,072
TOTAL NETHERLANDS		5,049,483
Norway - 1.4%
DNB ASA	142,400	2,406,812
Telenor ASA	120,800	2,505,501
TOTAL NORWAY		4,912,313
Portugal - 0.3%
Banco Espirito Santo SA (Reg.) (a)	630,400	960,749
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	28,800	1,519,200
Common Stocks - continued
	Shares	Value
South Africa - 0.5%
Naspers Ltd. Class N	17,200	$ 1,757,956
Spain - 1.9%
Atresmedia Corporacion de Medios de Comunicacion SA (a)	44,364	834,681
Criteria CaixaCorp SA	611,135	3,750,282
Repsol YPF SA	104,080	2,439,677
TOTAL SPAIN		7,024,640
Sweden - 3.0%
AF AB (B Shares)	43,603	1,410,971
Investment AB Kinnevik (B Shares)	39,300	1,542,870
Nordea Bank AB	241,800	3,236,844
Svenska Handelsbanken AB (A Shares)	61,000	2,901,304
Swedish Match Co. AB	65,800	1,928,382
TOTAL SWEDEN		11,020,371
Switzerland - 12.1%
Adecco SA (Reg.)	25,306	1,991,489
Aryzta AG	29,990	2,360,102
Baloise Holdings AG	17,656	2,112,917
Nestle SA	180,334	13,069,045
Partners Group Holding AG	7,110	1,685,258
Roche Holding AG (participation certificate)	41,710	11,443,793
Schindler Holding AG (participation certificate)	14,870	2,156,736
Syngenta AG (Switzerland)	7,605	2,688,611
UBS AG	221,915	4,401,528
Vontobel Holdings AG	47,939	1,805,677
TOTAL SWITZERLAND		43,715,156
United Kingdom - 30.2%
Aberdeen Asset Management PLC	275,704	1,771,222
Associated British Foods PLC	52,900	2,361,027
Babcock International Group PLC	110,200	2,518,093
Barclays PLC	1,252,219	5,590,227
BG Group PLC	229,800	3,860,791
BHP Billiton PLC	186,746	5,497,542
British American Tobacco PLC (United Kingdom)	143,200	6,833,181
BT Group PLC	646,500	4,071,064
Bunzl PLC	89,000	2,030,743
Cineworld Group PLC	214,393	1,247,640
Cineworld Group PLC rights 2/13/14 (a)	68,605	138,719
Compass Group PLC	184,700	2,764,536
Dechra Pharmaceuticals PLC	135,900	1,567,193
Diageo PLC	161,627	4,793,245
Galliford Try PLC	80,600	1,554,206
GlaxoSmithKline PLC	285,400	7,335,976
HSBC Holdings PLC (United Kingdom)	217,256	2,229,427
ICAP PLC	351,760	2,234,968
IMI PLC	81,602	2,008,159
ITV PLC	822,800	2,657,861

	Shares	Value
Jazztel PLC (a)	156,800	$ 1,928,874
Kingfisher PLC	393,100	2,388,418
London Stock Exchange Group PLC	71,500	2,162,715
Meggitt PLC	257,907	2,185,582
Mondi PLC	107,600	1,632,636
Next PLC	24,800	2,548,045
Partnership Assurance Group PLC	234,536	1,246,110
Prudential PLC	228,051	4,590,704
Rolls-Royce Group PLC	175,141	3,417,543
Royal Dutch Shell PLC Class B (United Kingdom)	158,944	5,813,723
Schroders PLC	42,800	1,735,755
SIG PLC	344,431	1,110,904
Smith & Nephew PLC	158,732	2,283,341
St. James's Place Capital PLC	123,100	1,558,203
Taylor Wimpey PLC	908,499	1,675,686
The Go-Ahead Group PLC	43,508	1,414,006
Unite Group PLC	265,400	1,787,921
Vodafone Group PLC	1,480,100	5,484,838
WM Morrison Supermarkets PLC	287,700	1,134,607
TOTAL UNITED KINGDOM		109,165,431
United States of America - 2.2%
Amgen, Inc.	13,437	1,598,331
Beam, Inc.	21,800	1,815,940
Colgate-Palmolive Co.	24,198	1,481,644
Oracle Corp.	51,800	1,911,420
Philip Morris International, Inc.	16,700	1,304,938
TOTAL UNITED STATES OF AMERICA		8,112,273
TOTAL COMMON STOCKS (Cost $302,334,682)		351,614,370
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Volkswagen AG	17,700	4,489,128
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	38,522,505	63,327
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,439,734)		4,552,455
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $4,982,169)	4,982,169	$ 4,982,169
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $310,756,585)		361,148,994
NET OTHER ASSETS (LIABILITIES) - 0.3%		948,430
NET ASSETS - 100%		$ 362,097,424
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 805
Fidelity Securities Lending Cash Central Fund	28,249
Total	$ 29,054
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,008,320	$ 55,008,320	$ -	$ -
Consumer Staples	53,781,351	23,785,773	29,995,578	-
Energy	22,205,614	7,897,123	14,308,491	-
Financials	77,597,219	59,329,922	18,267,297	-
Health Care	46,529,959	15,582,163	30,947,796	-
Industrials	52,757,155	49,163,083	3,594,072	-
Information Technology	5,632,437	5,632,437	-	-
Materials	25,517,210	14,789,196	10,728,014	-
Telecommunication Services	13,990,277	4,434,375	9,555,902	-
Utilities	3,147,283	3,147,283	-	-
Money Market Funds	4,982,169	4,982,169	-	-
Total Investments in Securities:	$ 361,148,994	$ 243,751,844	$ 117,397,150	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 11,951,899
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $312,315,185. Net unrealized appreciation aggregated $48,833,809, of which $54,945,355 related to appreciated investment securities and $6,111,546 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class
Class Z

January 31, 2014

Class A, Class T, Class B, Class C,
Institutional Class and Class Z
are classes of Fidelity®
International Discovery Fund

1.844601.107

AIGI-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
Australia - 2.4%
Ansell Ltd.	2,499,254	$ 41,895
Australia & New Zealand Banking Group Ltd.	6,493,040	171,028
Ramsay Health Care Ltd.	1,619,364	62,179
TOTAL AUSTRALIA		275,102
Austria - 0.4%
Andritz AG	455,300	25,023
C.A.T. oil AG (Bearer)	915,600	20,832
TOTAL AUSTRIA		45,855
Bailiwick of Jersey - 1.8%
Experian PLC	2,900,800	49,594
Wolseley PLC	1,459,649	78,752
WPP PLC	3,996,700	83,901
TOTAL BAILIWICK OF JERSEY		212,247
Belgium - 2.2%
Anheuser-Busch InBev SA NV	1,183,927	113,471
KBC Groupe SA	2,342,738	138,566
TOTAL BELGIUM		252,037
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S)	1,383,300	51,556
Canada - 1.3%
Constellation Software, Inc.	266,500	57,267
First Quantum Minerals Ltd.	1,680,600	30,073
Suncor Energy, Inc.	2,012,600	66,120
TOTAL CANADA		153,460
Cayman Islands - 2.3%
Baidu.com, Inc. sponsored ADR (a)	123,100	19,265
China Lodging Group Ltd. ADR (a)	650,800	17,669
Cimc Enric Holdings Ltd.	16,316,000	26,227
ENN Energy Holdings Ltd.	5,084,000	32,971
Eurasia Drilling Co. Ltd. GDR (Reg. S)	630,200	21,805
Greatview Aseptic Pack Co. Ltd.	26,392,000	14,617
Home Inns & Hotels Management, Inc. sponsored ADR (a)	508,700	17,443
New Oriental Education & Technology Group, Inc. sponsored ADR	1,707,600	50,101
Sands China Ltd.	8,182,600	63,078
TOTAL CAYMAN ISLANDS		263,176
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	529,830	$ 562
Denmark - 0.7%
Novo Nordisk A/S Series B	1,982,445	78,532
Finland - 0.7%
Sampo Oyj (A Shares)	1,739,800	80,836
France - 8.5%
Arkema SA	487,670	52,052
Atos Origin SA	525,695	46,007
AXA SA	5,364,600	141,087
BNP Paribas SA	1,617,645	125,340
Bureau Veritas SA	1,413,000	36,771
Edenred SA	1,177,900	32,916
Havas SA	5,201,268	40,806
Iliad SA	213,972	49,002
Lafarge SA (Bearer)	605,900	43,523
Sanofi SA	1,422,326	139,048
Schneider Electric SA	1,383,800	111,775
Total SA	2,831,600	161,548
TOTAL FRANCE		979,875
Germany - 7.2%
Aareal Bank AG (a)	1,044,895	38,529
adidas AG	638,000	71,324
BASF AG	1,265,455	135,735
Bayer AG	1,557,600	205,641
Brenntag AG	444,700	76,770
Deutsche Wohnen AG (a)	777,836	14,141
GEA Group AG	1,254,770	58,867
HeidelbergCement Finance AG	494,100	36,818
KION Group AG (a)	664,149	30,410
LEG Immobilien AG	184,948	11,012
Siemens AG (d)	1,197,644	151,519
TOTAL GERMANY		830,766
Hong Kong - 1.7%
AIA Group Ltd.	20,789,200	95,728
Techtronic Industries Co. Ltd.	39,683,000	102,481
TOTAL HONG KONG		198,209
Common Stocks - continued
	Shares	Value (000s)
India - 0.6%
Housing Development Finance Corp. Ltd.	4,132,864	$ 53,260
United Spirits Ltd.	444,545	17,532
TOTAL INDIA		70,792
Ireland - 2.1%
Actavis PLC (a)	308,100	58,225
Bank of Ireland (a)	130,927,800	51,732
James Hardie Industries PLC CDI	6,070,470	68,613
Kerry Group PLC Class A	945,600	63,639
TOTAL IRELAND		242,209
Italy - 1.4%
De Longhi SpA	2,248,100	36,991
Moleskine SpA (d)	4,183,000	9,596
Tod's SpA	117,793	16,093
UniCredit SpA	9,028,600	67,947
World Duty Free SpA (a)	2,253,904	32,769
TOTAL ITALY		163,396
Japan - 17.6%
ABC-MART, Inc.	826,300	35,728
Aozora Bank Ltd.	16,056,000	45,757
Astellas Pharma, Inc.	1,471,900	90,961
Coca-Cola Central Japan Co. Ltd.	1,597,500	39,255
Cosmos Pharmaceutical Corp.	245,800	30,750
Daikin Industries Ltd.	1,089,400	62,488
Don Quijote Holdings Co. Ltd.	1,256,200	76,997
Hitachi Ltd.	5,121,000	39,039
Hoya Corp.	1,249,800	34,537
Iida Group Holdings Co. Ltd. (a)	464,778	8,111
Japan Exchange Group, Inc.	2,589,500	62,563
Japan Tobacco, Inc.	3,948,700	121,894
Kakaku.com, Inc.	1,903,000	35,984
KDDI Corp.	1,426,300	78,535
Keyence Corp.	304,060	124,851
Leopalace21 Corp. (a)	6,899,700	35,971
Mitsubishi UFJ Financial Group, Inc.	18,169,200	109,229
Omron Corp.	2,083,000	82,356
ORIX Corp.	9,072,900	137,619
Park24 Co. Ltd.	1,342,800	27,633
Rakuten, Inc.	5,927,100	96,983
Santen Pharmaceutical Co. Ltd.	1,166,900	48,880
Seven & i Holdings Co., Ltd.	2,748,600	108,347
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	17,781,300	$ 67,775
Shinsei Bank Ltd.	24,904,000	50,344
Ship Healthcare Holdings, Inc.	1,076,700	41,133
SoftBank Corp.	2,099,300	151,983
Toshiba Plant Systems & Services Corp.	1,979,000	29,285
Toyota Motor Corp.	2,789,300	159,603
TOTAL JAPAN		2,034,591
Korea (South) - 1.0%
Hyundai Motor Co.	206,848	44,436
Naver Corp.	112,967	70,555
TOTAL KOREA (SOUTH)		114,991
Luxembourg - 0.1%
Altice S.A. (a)	344,100	13,264
Mexico - 0.0%
Alsea S.A.B. de CV	1,931,262	5,762
Netherlands - 3.0%
AEGON NV	5,028,800	43,834
European Aeronautic Defence and Space Co. (EADS) NV	176,700	12,538
Koninklijke Ahold NV	2,412,842	40,238
Koninklijke Philips Electronics NV	3,436,200	119,216
Randstad Holding NV	717,740	45,618
Royal DSM NV	778,500	51,585
Yandex NV (a)	861,400	31,656
TOTAL NETHERLANDS		344,685
New Zealand - 0.4%
Ryman Healthcare Group Ltd.	7,311,565	46,706
Norway - 0.3%
DNB ASA	2,315,755	39,140
Philippines - 0.1%
Alliance Global Group, Inc.	26,741,800	15,971
Russia - 0.2%
Magnit OJSC GDR (Reg. S)	393,700	20,768
Singapore - 0.5%
Ezion Holdings Ltd.	12,606,000	22,185
Global Logistic Properties Ltd.	16,214,205	35,489
TOTAL SINGAPORE		57,674
Common Stocks - continued
	Shares	Value (000s)
South Africa - 1.2%
Naspers Ltd. Class N	1,302,700	$ 133,145
Spain - 2.8%
Amadeus IT Holding SA Class A (d)	1,319,900	52,256
Atresmedia Corporacion de Medios de Comunicacion SA (a)	1,515,400	28,511
Banco Bilbao Vizcaya Argentaria SA	5,747,024	68,555
Criteria CaixaCorp SA	8,029,913	49,276
Grifols SA ADR	1,208,550	47,871
Inditex SA	481,679	71,915
TOTAL SPAIN		318,384
Sweden - 4.9%
ASSA ABLOY AB (B Shares)	2,007,800	100,215
Eniro AB (a)	4,186,433	31,280
H&M Hennes & Mauritz AB (B Shares)	1,057,821	45,598
Intrum Justitia AB	1,835,800	51,840
Investment AB Kinnevik (B Shares)	460,600	18,083
Nordea Bank AB	9,576,600	128,197
Svenska Cellulosa AB (SCA) (B Shares)	4,174,200	118,828
Svenska Handelsbanken AB (A Shares)	1,425,600	67,805
TOTAL SWEDEN		561,846
Switzerland - 5.1%
Lonza Group AG	521,951	52,474
Partners Group Holding AG	230,056	54,529
Roche Holding AG (participation certificate)	821,773	225,470
Schindler Holding AG (participation certificate)	194,920	28,271
SGS SA (Reg.)	7,770	17,594
Swatch Group AG (Bearer)	36,702	21,880
Syngenta AG (Switzerland)	179,374	63,414
UBS AG	6,126,361	121,512
TOTAL SWITZERLAND		585,144
Taiwan - 0.4%
ECLAT Textile Co. Ltd.	2,457,180	26,824
Merida Industry Co. Ltd.	3,877,000	23,903
TOTAL TAIWAN		50,727
United Kingdom - 15.0%
Aberdeen Asset Management PLC	5,975,132	38,386
Alabama Noor Hospitals Group PLC (a)	1,829,400	25,292
Associated British Foods PLC	791,000	35,304
Barclays PLC	22,636,113	101,053
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BG Group PLC	4,257,800	$ 71,534
BHP Billiton PLC	2,080,582	61,249
Croda International PLC	630,000	24,980
Diageo PLC	4,394,219	130,316
Hikma Pharmaceuticals PLC	3,907,835	77,153
HSBC Holdings PLC (United Kingdom)	7,007,393	71,908
Intertek Group PLC	893,600	41,602
ITV PLC	14,738,700	47,610
Jazztel PLC (a)	4,681,964	57,595
Legal & General Group PLC	26,720,558	94,573
Liberty Global PLC Class A (a)	677,800	54,177
London Stock Exchange Group PLC	2,322,200	70,241
Meggitt PLC	6,842,366	57,984
Next PLC	781,744	80,319
Ocado Group PLC (a)	4,067,697	34,972
Persimmon PLC	2,082,200	44,943
Reckitt Benckiser Group PLC	788,600	59,154
Rolls-Royce Group PLC	4,197,715	81,910
Rotork PLC	717,800	29,051
SABMiller PLC	1,478,600	66,600
St. James's Place Capital PLC	5,676,000	71,847
Taylor Wimpey PLC	12,002,700	22,138
The Restaurant Group PLC	1,992,100	20,042
Ultra Electronics Holdings PLC	614,667	19,785
Vodafone Group PLC	36,632,743	135,751
TOTAL UNITED KINGDOM		1,727,469
United States of America - 5.2%
Google, Inc. Class A (a)	80,900	95,540
Illumina, Inc. (a)	304,100	46,223
Las Vegas Sands Corp.	587,700	44,971
MasterCard, Inc. Class A	1,601,000	121,164
McGraw-Hill Companies, Inc.	1,269,000	96,495
Sohu.com, Inc. (a)(d)	313,700	22,831
Visa, Inc. Class A	555,500	119,671
Yahoo!, Inc. (a)	1,472,600	53,043
TOTAL UNITED STATES OF AMERICA		599,938
TOTAL COMMON STOCKS (Cost $8,753,293)		10,568,815
Nonconvertible Preferred Stocks - 1.4%
	Shares	Value (000s)
Germany - 1.4%
Volkswagen AG (Cost $133,034)	650,200	$ 164,906
Government Obligations - 0.2%
		Principal Amount (000s) (h)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 2/6/14 to 2/27/14 (g) (Cost $15,175)		$ 15,175	15,175
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $14,038)	EUR	9,140	14,365
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	804,260,803	804,261
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	49,225,305	49,225
TOTAL MONEY MARKET FUNDS (Cost $853,486)		853,486
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $9,769,026)		11,616,747
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(63,830)
NET ASSETS - 100%		$ 11,552,917
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3,792 CME Nikkei 225 Index Contracts (Japan)	March 2014	$ 277,480	$ (18,307)

The face value of futures purchased as a percentage of net assets is 2.4%

Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,365,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,175,000.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 136
Fidelity Securities Lending Cash Central Fund	726
Total	$ 862
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,857,410	$ 1,384,825	$ 472,585	$ -
Consumer Staples	966,096	404,531	561,565	-
Energy	364,024	180,291	183,733	-
Financials	2,669,949	1,442,320	1,227,629	-
Health Care	1,287,683	559,585	728,098	-
Industrials	1,429,221	1,039,080	390,141	-
Information Technology	1,057,578	670,256	387,322	-
Materials	582,659	389,383	193,276	-
Telecommunication Services	486,130	119,861	366,269	-
Utilities	32,971	32,971	-	-
Government Obligations	15,175	-	15,175	-
Preferred Securities	14,365	-	14,365	-
Money Market Funds	853,486	853,486	-	-
Total Investments in Securities:	$ 11,616,747	$ 7,076,589	$ 4,540,158	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (18,307)	$ (18,307)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 816,833
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $9,858,471,000. Net unrealized appreciation aggregated $1,758,276,000, of which $2,003,483,000 related to appreciated investment securities and $245,207,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

January 31, 2014

1.813016.109

IGI-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
Australia - 2.4%
Ansell Ltd.	2,499,254	$ 41,895
Australia & New Zealand Banking Group Ltd.	6,493,040	171,028
Ramsay Health Care Ltd.	1,619,364	62,179
TOTAL AUSTRALIA		275,102
Austria - 0.4%
Andritz AG	455,300	25,023
C.A.T. oil AG (Bearer)	915,600	20,832
TOTAL AUSTRIA		45,855
Bailiwick of Jersey - 1.8%
Experian PLC	2,900,800	49,594
Wolseley PLC	1,459,649	78,752
WPP PLC	3,996,700	83,901
TOTAL BAILIWICK OF JERSEY		212,247
Belgium - 2.2%
Anheuser-Busch InBev SA NV	1,183,927	113,471
KBC Groupe SA	2,342,738	138,566
TOTAL BELGIUM		252,037
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S)	1,383,300	51,556
Canada - 1.3%
Constellation Software, Inc.	266,500	57,267
First Quantum Minerals Ltd.	1,680,600	30,073
Suncor Energy, Inc.	2,012,600	66,120
TOTAL CANADA		153,460
Cayman Islands - 2.3%
Baidu.com, Inc. sponsored ADR (a)	123,100	19,265
China Lodging Group Ltd. ADR (a)	650,800	17,669
Cimc Enric Holdings Ltd.	16,316,000	26,227
ENN Energy Holdings Ltd.	5,084,000	32,971
Eurasia Drilling Co. Ltd. GDR (Reg. S)	630,200	21,805
Greatview Aseptic Pack Co. Ltd.	26,392,000	14,617
Home Inns & Hotels Management, Inc. sponsored ADR (a)	508,700	17,443
New Oriental Education & Technology Group, Inc. sponsored ADR	1,707,600	50,101
Sands China Ltd.	8,182,600	63,078
TOTAL CAYMAN ISLANDS		263,176
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	529,830	$ 562
Denmark - 0.7%
Novo Nordisk A/S Series B	1,982,445	78,532
Finland - 0.7%
Sampo Oyj (A Shares)	1,739,800	80,836
France - 8.5%
Arkema SA	487,670	52,052
Atos Origin SA	525,695	46,007
AXA SA	5,364,600	141,087
BNP Paribas SA	1,617,645	125,340
Bureau Veritas SA	1,413,000	36,771
Edenred SA	1,177,900	32,916
Havas SA	5,201,268	40,806
Iliad SA	213,972	49,002
Lafarge SA (Bearer)	605,900	43,523
Sanofi SA	1,422,326	139,048
Schneider Electric SA	1,383,800	111,775
Total SA	2,831,600	161,548
TOTAL FRANCE		979,875
Germany - 7.2%
Aareal Bank AG (a)	1,044,895	38,529
adidas AG	638,000	71,324
BASF AG	1,265,455	135,735
Bayer AG	1,557,600	205,641
Brenntag AG	444,700	76,770
Deutsche Wohnen AG (a)	777,836	14,141
GEA Group AG	1,254,770	58,867
HeidelbergCement Finance AG	494,100	36,818
KION Group AG (a)	664,149	30,410
LEG Immobilien AG	184,948	11,012
Siemens AG (d)	1,197,644	151,519
TOTAL GERMANY		830,766
Hong Kong - 1.7%
AIA Group Ltd.	20,789,200	95,728
Techtronic Industries Co. Ltd.	39,683,000	102,481
TOTAL HONG KONG		198,209
Common Stocks - continued
	Shares	Value (000s)
India - 0.6%
Housing Development Finance Corp. Ltd.	4,132,864	$ 53,260
United Spirits Ltd.	444,545	17,532
TOTAL INDIA		70,792
Ireland - 2.1%
Actavis PLC (a)	308,100	58,225
Bank of Ireland (a)	130,927,800	51,732
James Hardie Industries PLC CDI	6,070,470	68,613
Kerry Group PLC Class A	945,600	63,639
TOTAL IRELAND		242,209
Italy - 1.4%
De Longhi SpA	2,248,100	36,991
Moleskine SpA (d)	4,183,000	9,596
Tod's SpA	117,793	16,093
UniCredit SpA	9,028,600	67,947
World Duty Free SpA (a)	2,253,904	32,769
TOTAL ITALY		163,396
Japan - 17.6%
ABC-MART, Inc.	826,300	35,728
Aozora Bank Ltd.	16,056,000	45,757
Astellas Pharma, Inc.	1,471,900	90,961
Coca-Cola Central Japan Co. Ltd.	1,597,500	39,255
Cosmos Pharmaceutical Corp.	245,800	30,750
Daikin Industries Ltd.	1,089,400	62,488
Don Quijote Holdings Co. Ltd.	1,256,200	76,997
Hitachi Ltd.	5,121,000	39,039
Hoya Corp.	1,249,800	34,537
Iida Group Holdings Co. Ltd. (a)	464,778	8,111
Japan Exchange Group, Inc.	2,589,500	62,563
Japan Tobacco, Inc.	3,948,700	121,894
Kakaku.com, Inc.	1,903,000	35,984
KDDI Corp.	1,426,300	78,535
Keyence Corp.	304,060	124,851
Leopalace21 Corp. (a)	6,899,700	35,971
Mitsubishi UFJ Financial Group, Inc.	18,169,200	109,229
Omron Corp.	2,083,000	82,356
ORIX Corp.	9,072,900	137,619
Park24 Co. Ltd.	1,342,800	27,633
Rakuten, Inc.	5,927,100	96,983
Santen Pharmaceutical Co. Ltd.	1,166,900	48,880
Seven & i Holdings Co., Ltd.	2,748,600	108,347
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	17,781,300	$ 67,775
Shinsei Bank Ltd.	24,904,000	50,344
Ship Healthcare Holdings, Inc.	1,076,700	41,133
SoftBank Corp.	2,099,300	151,983
Toshiba Plant Systems & Services Corp.	1,979,000	29,285
Toyota Motor Corp.	2,789,300	159,603
TOTAL JAPAN		2,034,591
Korea (South) - 1.0%
Hyundai Motor Co.	206,848	44,436
Naver Corp.	112,967	70,555
TOTAL KOREA (SOUTH)		114,991
Luxembourg - 0.1%
Altice S.A. (a)	344,100	13,264
Mexico - 0.0%
Alsea S.A.B. de CV	1,931,262	5,762
Netherlands - 3.0%
AEGON NV	5,028,800	43,834
European Aeronautic Defence and Space Co. (EADS) NV	176,700	12,538
Koninklijke Ahold NV	2,412,842	40,238
Koninklijke Philips Electronics NV	3,436,200	119,216
Randstad Holding NV	717,740	45,618
Royal DSM NV	778,500	51,585
Yandex NV (a)	861,400	31,656
TOTAL NETHERLANDS		344,685
New Zealand - 0.4%
Ryman Healthcare Group Ltd.	7,311,565	46,706
Norway - 0.3%
DNB ASA	2,315,755	39,140
Philippines - 0.1%
Alliance Global Group, Inc.	26,741,800	15,971
Russia - 0.2%
Magnit OJSC GDR (Reg. S)	393,700	20,768
Singapore - 0.5%
Ezion Holdings Ltd.	12,606,000	22,185
Global Logistic Properties Ltd.	16,214,205	35,489
TOTAL SINGAPORE		57,674
Common Stocks - continued
	Shares	Value (000s)
South Africa - 1.2%
Naspers Ltd. Class N	1,302,700	$ 133,145
Spain - 2.8%
Amadeus IT Holding SA Class A (d)	1,319,900	52,256
Atresmedia Corporacion de Medios de Comunicacion SA (a)	1,515,400	28,511
Banco Bilbao Vizcaya Argentaria SA	5,747,024	68,555
Criteria CaixaCorp SA	8,029,913	49,276
Grifols SA ADR	1,208,550	47,871
Inditex SA	481,679	71,915
TOTAL SPAIN		318,384
Sweden - 4.9%
ASSA ABLOY AB (B Shares)	2,007,800	100,215
Eniro AB (a)	4,186,433	31,280
H&M Hennes & Mauritz AB (B Shares)	1,057,821	45,598
Intrum Justitia AB	1,835,800	51,840
Investment AB Kinnevik (B Shares)	460,600	18,083
Nordea Bank AB	9,576,600	128,197
Svenska Cellulosa AB (SCA) (B Shares)	4,174,200	118,828
Svenska Handelsbanken AB (A Shares)	1,425,600	67,805
TOTAL SWEDEN		561,846
Switzerland - 5.1%
Lonza Group AG	521,951	52,474
Partners Group Holding AG	230,056	54,529
Roche Holding AG (participation certificate)	821,773	225,470
Schindler Holding AG (participation certificate)	194,920	28,271
SGS SA (Reg.)	7,770	17,594
Swatch Group AG (Bearer)	36,702	21,880
Syngenta AG (Switzerland)	179,374	63,414
UBS AG	6,126,361	121,512
TOTAL SWITZERLAND		585,144
Taiwan - 0.4%
ECLAT Textile Co. Ltd.	2,457,180	26,824
Merida Industry Co. Ltd.	3,877,000	23,903
TOTAL TAIWAN		50,727
United Kingdom - 15.0%
Aberdeen Asset Management PLC	5,975,132	38,386
Alabama Noor Hospitals Group PLC (a)	1,829,400	25,292
Associated British Foods PLC	791,000	35,304
Barclays PLC	22,636,113	101,053
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BG Group PLC	4,257,800	$ 71,534
BHP Billiton PLC	2,080,582	61,249
Croda International PLC	630,000	24,980
Diageo PLC	4,394,219	130,316
Hikma Pharmaceuticals PLC	3,907,835	77,153
HSBC Holdings PLC (United Kingdom)	7,007,393	71,908
Intertek Group PLC	893,600	41,602
ITV PLC	14,738,700	47,610
Jazztel PLC (a)	4,681,964	57,595
Legal & General Group PLC	26,720,558	94,573
Liberty Global PLC Class A (a)	677,800	54,177
London Stock Exchange Group PLC	2,322,200	70,241
Meggitt PLC	6,842,366	57,984
Next PLC	781,744	80,319
Ocado Group PLC (a)	4,067,697	34,972
Persimmon PLC	2,082,200	44,943
Reckitt Benckiser Group PLC	788,600	59,154
Rolls-Royce Group PLC	4,197,715	81,910
Rotork PLC	717,800	29,051
SABMiller PLC	1,478,600	66,600
St. James's Place Capital PLC	5,676,000	71,847
Taylor Wimpey PLC	12,002,700	22,138
The Restaurant Group PLC	1,992,100	20,042
Ultra Electronics Holdings PLC	614,667	19,785
Vodafone Group PLC	36,632,743	135,751
TOTAL UNITED KINGDOM		1,727,469
United States of America - 5.2%
Google, Inc. Class A (a)	80,900	95,540
Illumina, Inc. (a)	304,100	46,223
Las Vegas Sands Corp.	587,700	44,971
MasterCard, Inc. Class A	1,601,000	121,164
McGraw-Hill Companies, Inc.	1,269,000	96,495
Sohu.com, Inc. (a)(d)	313,700	22,831
Visa, Inc. Class A	555,500	119,671
Yahoo!, Inc. (a)	1,472,600	53,043
TOTAL UNITED STATES OF AMERICA		599,938
TOTAL COMMON STOCKS (Cost $8,753,293)		10,568,815
Nonconvertible Preferred Stocks - 1.4%
	Shares	Value (000s)
Germany - 1.4%
Volkswagen AG (Cost $133,034)	650,200	$ 164,906
Government Obligations - 0.2%
		Principal Amount (000s) (h)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 2/6/14 to 2/27/14 (g) (Cost $15,175)		$ 15,175	15,175
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $14,038)	EUR	9,140	14,365
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	804,260,803	804,261
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	49,225,305	49,225
TOTAL MONEY MARKET FUNDS (Cost $853,486)		853,486
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $9,769,026)		11,616,747
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(63,830)
NET ASSETS - 100%		$ 11,552,917
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3,792 CME Nikkei 225 Index Contracts (Japan)	March 2014	$ 277,480	$ (18,307)

The face value of futures purchased as a percentage of net assets is 2.4%

Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,365,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,175,000.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 136
Fidelity Securities Lending Cash Central Fund	726
Total	$ 862
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,857,410	$ 1,384,825	$ 472,585	$ -
Consumer Staples	966,096	404,531	561,565	-
Energy	364,024	180,291	183,733	-
Financials	2,669,949	1,442,320	1,227,629	-
Health Care	1,287,683	559,585	728,098	-
Industrials	1,429,221	1,039,080	390,141	-
Information Technology	1,057,578	670,256	387,322	-
Materials	582,659	389,383	193,276	-
Telecommunication Services	486,130	119,861	366,269	-
Utilities	32,971	32,971	-	-
Government Obligations	15,175	-	15,175	-
Preferred Securities	14,365	-	14,365	-
Money Market Funds	853,486	853,486	-	-
Total Investments in Securities:	$ 11,616,747	$ 7,076,589	$ 4,540,158	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (18,307)	$ (18,307)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 816,833
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $9,858,471,000. Net unrealized appreciation aggregated $1,758,276,000, of which $2,003,483,000 related to appreciated investment securities and $245,207,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861467.105

AHKC-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
CONSUMER DISCRETIONARY - 27.5%
Automobiles - 6.9%
Brilliance China Automotive Holdings Ltd.	14,164,000	$ 21,709,936
Chongqing Changan Automobile Co. Ltd. (B Shares) (e)	22,845,686	41,239,654
Geely Automobile Holdings Ltd.	16,170,000	6,623,123
Great Wall Motor Co. Ltd. (H Shares)	5,289,000	24,933,332
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,000,000	5,973,879
		100,479,924
Hotels, Restaurants & Leisure - 9.8%
500 Com Ltd. sponsored ADR Class A (d)	494,350	20,733,039
China Lodging Group Ltd. ADR (a)	160,000	4,344,000
Galaxy Entertainment Group Ltd. (a)	3,351,000	32,932,494
Hotel Shilla Co.	92,714	6,590,856
Melco Crown Entertainment Ltd. sponsored ADR (a)	473,400	19,404,666
Melco International Development Ltd.	7,009,000	25,503,523
Sands China Ltd.	3,241,800	24,990,563
Shangri-La Asia Ltd.	5,000,000	8,307,787
		142,806,928
Household Durables - 1.4%
Techtronic Industries Co. Ltd.	7,728,000	19,957,547
Internet & Catalog Retail - 0.8%
Ctrip.com International Ltd. sponsored ADR (a)(d)	120,916	4,777,391
Qunar Cayman Islands Ltd. sponsored ADR (d)	237,468	6,181,292
		10,958,683
Leisure Equipment & Products - 1.1%
Goodbaby International Holdings Ltd.	16,000,000	7,996,084
Merida Industry Co. Ltd.	1,309,450	8,073,172
		16,069,256
Media - 1.5%
ChinaVision Media Group Ltd. (a)	54,190,000	2,198,646
CJ E&M Corp. (a)	250,000	7,741,609
Fuji Media Holdings, Inc.	350,000	6,543,906
SinoMedia Holding Ltd.	8,000,000	5,533,373
		22,017,534
Multiline Retail - 1.3%
Lifestyle International Holdings Ltd.	3,953,500	7,088,374
Springland International Holdings Ltd. (d)	25,897,000	12,008,192
		19,096,566
Specialty Retail - 1.6%
Baoxin Auto Group Ltd. (d)	21,494,000	17,995,183
Oriental Watch Holdings Ltd.	23,615,000	6,052,944
		24,048,127
Textiles, Apparel & Luxury Goods - 3.1%
ECLAT Textile Co. Ltd.	986,140	10,765,213

	Shares	Value
Prada SpA	3,676,300	$ 26,966,857
Shenzhou International Group Holdings Ltd.	2,046,000	7,049,447
		44,781,517
TOTAL CONSUMER DISCRETIONARY		400,216,082
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	2,000,000	9,209,408
ENERGY - 4.1%
Energy Equipment & Services - 0.9%
China Oilfield Services Ltd. (H Shares)	3,520,000	9,430,434
Hilong Holding Ltd.	5,400,000	4,131,482
		13,561,916
Oil, Gas & Consumable Fuels - 3.2%
Sinopec Kantons Holdings Ltd.	39,662,000	45,823,970
TOTAL ENERGY		59,385,886
FINANCIALS - 19.7%
Capital Markets - 0.1%
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	798,200	1,687,186
Commercial Banks - 8.5%
BOC Hong Kong (Holdings) Ltd.	7,402,000	22,500,219
China Construction Bank Corp. (H Shares)	69,778,000	48,443,213
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	48,339,143
SAIC Motor Corp. Ltd. Class A (BNP Paribas Warrant Program) warrants 8/5/15 (a)	2,201,800	4,654,028
		123,936,603
Diversified Financial Services - 0.5%
Far East Horizon Ltd.	10,000,000	7,212,963
Insurance - 6.3%
AIA Group Ltd.	14,982,600	68,990,436
China Pacific Insurance Group Co. Ltd. (H Shares)	5,999,200	21,867,817
		90,858,253
Real Estate Investment Trusts - 0.4%
Champion (REIT)	15,000,000	6,375,744
Real Estate Management & Development - 3.9%
Great Eagle Holdings Ltd.	2,150,000	7,047,773
Greenland Hong Kong Holdings Ltd.	15,000,000	8,307,787
Greentown China Holdings Ltd.	4,400,000	6,313,403
Hopson Development Holdings Ltd. (a)	12,266,000	11,406,852
Lifestyle Property Development Ltd.	197,675	33,863
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Shimao Property Holdings Ltd.	3,908,500	$ 8,538,108
Sun Hung Kai Properties Ltd.	1,282,000	15,653,881
		57,301,667
TOTAL FINANCIALS		287,372,416
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.3%
Pacific Hospital Supply Co. Ltd.	1,300,000	3,763,187
Pharmaceuticals - 3.7%
China Pharmaceutical Group Ltd.	25,500,000	21,119,168
Lee's Pharmaceutical Holdings Ltd.	8,290,000	7,805,443
Sino Biopharmaceutical Ltd.	12,388,000	10,499,116
Tong Ren Tang Technologies Co. Ltd. (H Shares)	4,351,000	14,935,231
		54,358,958
TOTAL HEALTH CARE		58,122,145
INDUSTRIALS - 6.8%
Commercial Services & Supplies - 0.6%
Cleanaway Co. Ltd.	1,409,000	8,608,747
Construction & Engineering - 1.9%
China State Construction International Holdings Ltd.	10,482,000	19,036,580
Paul Y. Engineering Group Ltd. (d)	6,916,000	7,972,668
		27,009,248
Machinery - 0.5%
Cimc Enric Holdings Ltd.	4,700,000	7,555,063
Marine - 1.7%
China Shipping Development Co. Ltd. (H Shares) (a)(d)	31,444,000	18,832,865
Orient Overseas International Ltd.	1,506,500	6,286,947
		25,119,812
Trading Companies & Distributors - 2.1%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	4,024,882
Summit Ascent Holdings Ltd. (a)(d)	17,322,000	26,907,355
		30,932,237
TOTAL INDUSTRIALS		99,225,107
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.8%
KMC Kuei Meng International, Inc.	3,075,000	11,277,705
Computers & Peripherals - 3.3%
Advantech Co. Ltd.	2,854,000	17,799,292

	Shares	Value
Lenovo Group Ltd.	18,902,000	$ 24,492,403
LITE-ON Technology Corp.	4,144,537	6,130,508
		48,422,203
Electronic Equipment & Components - 0.2%
Tong Hsing Electronics Industries Ltd.	666,000	3,409,040
Internet Software & Services - 13.7%
58.com, Inc. ADR (d)	257,300	9,677,053
Autohome, Inc. ADR Class A	6,100	198,006
Naver Corp.	38,000	23,733,263
Sohu.com, Inc. (a)(d)	200,000	14,556,000
SouFun Holdings Ltd. ADR	75,000	6,104,250
Tencent Holdings Ltd.	1,927,200	134,912,445
Yahoo!, Inc. (a)	300,000	10,806,000
		199,987,017
Semiconductors & Semiconductor Equipment - 9.0%
Chipbond Technology Corp.	6,011,000	9,152,857
GCL-Poly Energy Holdings Ltd. (a)	60,973,000	20,733,239
MediaTek, Inc.	816,000	10,861,147
Novatek Microelectronics Corp.	2,674,000	10,736,180
Taiwan Semiconductor Manufacturing Co. Ltd.	22,911,796	78,798,205
		130,281,628
Software - 0.9%
Kingdee International Software Group Co. Ltd. (a)	12,000,000	4,528,710
WeMade Entertainment Co. Ltd. (a)	200,000	7,743,326
		12,272,036
TOTAL INFORMATION TECHNOLOGY		405,649,629
MATERIALS - 4.5%
Chemicals - 0.4%
Taiwan Fertilizer Co. Ltd.	3,015,000	6,279,582
Construction Materials - 2.7%
Anhui Conch Cement Co. Ltd. (H Shares)	8,898,000	34,497,257
Asia Cement (China) Holdings Corp.	6,409,500	4,111,300
		38,608,557
Containers & Packaging - 0.7%
Greatview Aseptic Pack Co. Ltd.	19,157,000	10,610,152
Paper & Forest Products - 0.7%
Lee & Man Paper Manufacturing Ltd.	15,012,000	10,074,000
TOTAL MATERIALS		65,572,291
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
SoftBank Corp.	316,000	22,877,406
UTILITIES - 3.9%
Electric Utilities - 0.6%
Power Assets Holdings Ltd.	1,173,500	8,812,057
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 3.3%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	27,500,000	$ 17,993,766
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,487,000	10,210,023
Huadian Fuxin Energy Corp. Ltd.	43,672,000	19,912,785
		48,116,574
TOTAL UTILITIES		56,928,631
TOTAL COMMON STOCKS (Cost $1,104,799,083)		1,464,559,001
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.10% (b)	84	84
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	44,257,365	44,257,365
TOTAL MONEY MARKET FUNDS (Cost $44,257,449)		44,257,449
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,149,056,532)		1,508,816,450
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(53,498,422)
NET ASSETS - 100%		$ 1,455,318,028
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,972
Fidelity Securities Lending Cash Central Fund	44,371
Total	$ 56,343
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 400,216,082	$ 319,261,672	$ 80,954,410	$ -
Consumer Staples	9,209,408	9,209,408	-	-
Energy	59,385,886	59,385,886	-	-
Financials	287,372,416	281,031,202	6,341,214	-
Health Care	58,122,145	54,358,958	3,763,187	-
Industrials	99,225,107	86,591,478	12,633,629	-
Information Technology	405,649,629	226,008,106	179,641,523	-
Materials	65,572,291	59,292,709	6,279,582	-
Telecommunication Services	22,877,406	-	22,877,406	-
Utilities	56,928,631	56,928,631	-	-
Money Market Funds	44,257,449	44,257,449	-	-
Total Investments in Securities:	$ 1,508,816,450	$ 1,196,325,499	$ 312,490,951	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 197,246,830
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,154,543,852. Net unrealized appreciation aggregated $354,272,598, of which $418,081,127 related to appreciated investment securities and $63,808,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

January 31, 2014

1.813032.109

HKC-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
CONSUMER DISCRETIONARY - 27.5%
Automobiles - 6.9%
Brilliance China Automotive Holdings Ltd.	14,164,000	$ 21,709,936
Chongqing Changan Automobile Co. Ltd. (B Shares) (e)	22,845,686	41,239,654
Geely Automobile Holdings Ltd.	16,170,000	6,623,123
Great Wall Motor Co. Ltd. (H Shares)	5,289,000	24,933,332
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,000,000	5,973,879
		100,479,924
Hotels, Restaurants & Leisure - 9.8%
500 Com Ltd. sponsored ADR Class A (d)	494,350	20,733,039
China Lodging Group Ltd. ADR (a)	160,000	4,344,000
Galaxy Entertainment Group Ltd. (a)	3,351,000	32,932,494
Hotel Shilla Co.	92,714	6,590,856
Melco Crown Entertainment Ltd. sponsored ADR (a)	473,400	19,404,666
Melco International Development Ltd.	7,009,000	25,503,523
Sands China Ltd.	3,241,800	24,990,563
Shangri-La Asia Ltd.	5,000,000	8,307,787
		142,806,928
Household Durables - 1.4%
Techtronic Industries Co. Ltd.	7,728,000	19,957,547
Internet & Catalog Retail - 0.8%
Ctrip.com International Ltd. sponsored ADR (a)(d)	120,916	4,777,391
Qunar Cayman Islands Ltd. sponsored ADR (d)	237,468	6,181,292
		10,958,683
Leisure Equipment & Products - 1.1%
Goodbaby International Holdings Ltd.	16,000,000	7,996,084
Merida Industry Co. Ltd.	1,309,450	8,073,172
		16,069,256
Media - 1.5%
ChinaVision Media Group Ltd. (a)	54,190,000	2,198,646
CJ E&M Corp. (a)	250,000	7,741,609
Fuji Media Holdings, Inc.	350,000	6,543,906
SinoMedia Holding Ltd.	8,000,000	5,533,373
		22,017,534
Multiline Retail - 1.3%
Lifestyle International Holdings Ltd.	3,953,500	7,088,374
Springland International Holdings Ltd. (d)	25,897,000	12,008,192
		19,096,566
Specialty Retail - 1.6%
Baoxin Auto Group Ltd. (d)	21,494,000	17,995,183
Oriental Watch Holdings Ltd.	23,615,000	6,052,944
		24,048,127
Textiles, Apparel & Luxury Goods - 3.1%
ECLAT Textile Co. Ltd.	986,140	10,765,213

	Shares	Value
Prada SpA	3,676,300	$ 26,966,857
Shenzhou International Group Holdings Ltd.	2,046,000	7,049,447
		44,781,517
TOTAL CONSUMER DISCRETIONARY		400,216,082
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	2,000,000	9,209,408
ENERGY - 4.1%
Energy Equipment & Services - 0.9%
China Oilfield Services Ltd. (H Shares)	3,520,000	9,430,434
Hilong Holding Ltd.	5,400,000	4,131,482
		13,561,916
Oil, Gas & Consumable Fuels - 3.2%
Sinopec Kantons Holdings Ltd.	39,662,000	45,823,970
TOTAL ENERGY		59,385,886
FINANCIALS - 19.7%
Capital Markets - 0.1%
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	798,200	1,687,186
Commercial Banks - 8.5%
BOC Hong Kong (Holdings) Ltd.	7,402,000	22,500,219
China Construction Bank Corp. (H Shares)	69,778,000	48,443,213
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	48,339,143
SAIC Motor Corp. Ltd. Class A (BNP Paribas Warrant Program) warrants 8/5/15 (a)	2,201,800	4,654,028
		123,936,603
Diversified Financial Services - 0.5%
Far East Horizon Ltd.	10,000,000	7,212,963
Insurance - 6.3%
AIA Group Ltd.	14,982,600	68,990,436
China Pacific Insurance Group Co. Ltd. (H Shares)	5,999,200	21,867,817
		90,858,253
Real Estate Investment Trusts - 0.4%
Champion (REIT)	15,000,000	6,375,744
Real Estate Management & Development - 3.9%
Great Eagle Holdings Ltd.	2,150,000	7,047,773
Greenland Hong Kong Holdings Ltd.	15,000,000	8,307,787
Greentown China Holdings Ltd.	4,400,000	6,313,403
Hopson Development Holdings Ltd. (a)	12,266,000	11,406,852
Lifestyle Property Development Ltd.	197,675	33,863
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Shimao Property Holdings Ltd.	3,908,500	$ 8,538,108
Sun Hung Kai Properties Ltd.	1,282,000	15,653,881
		57,301,667
TOTAL FINANCIALS		287,372,416
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.3%
Pacific Hospital Supply Co. Ltd.	1,300,000	3,763,187
Pharmaceuticals - 3.7%
China Pharmaceutical Group Ltd.	25,500,000	21,119,168
Lee's Pharmaceutical Holdings Ltd.	8,290,000	7,805,443
Sino Biopharmaceutical Ltd.	12,388,000	10,499,116
Tong Ren Tang Technologies Co. Ltd. (H Shares)	4,351,000	14,935,231
		54,358,958
TOTAL HEALTH CARE		58,122,145
INDUSTRIALS - 6.8%
Commercial Services & Supplies - 0.6%
Cleanaway Co. Ltd.	1,409,000	8,608,747
Construction & Engineering - 1.9%
China State Construction International Holdings Ltd.	10,482,000	19,036,580
Paul Y. Engineering Group Ltd. (d)	6,916,000	7,972,668
		27,009,248
Machinery - 0.5%
Cimc Enric Holdings Ltd.	4,700,000	7,555,063
Marine - 1.7%
China Shipping Development Co. Ltd. (H Shares) (a)(d)	31,444,000	18,832,865
Orient Overseas International Ltd.	1,506,500	6,286,947
		25,119,812
Trading Companies & Distributors - 2.1%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	4,024,882
Summit Ascent Holdings Ltd. (a)(d)	17,322,000	26,907,355
		30,932,237
TOTAL INDUSTRIALS		99,225,107
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.8%
KMC Kuei Meng International, Inc.	3,075,000	11,277,705
Computers & Peripherals - 3.3%
Advantech Co. Ltd.	2,854,000	17,799,292

	Shares	Value
Lenovo Group Ltd.	18,902,000	$ 24,492,403
LITE-ON Technology Corp.	4,144,537	6,130,508
		48,422,203
Electronic Equipment & Components - 0.2%
Tong Hsing Electronics Industries Ltd.	666,000	3,409,040
Internet Software & Services - 13.7%
58.com, Inc. ADR (d)	257,300	9,677,053
Autohome, Inc. ADR Class A	6,100	198,006
Naver Corp.	38,000	23,733,263
Sohu.com, Inc. (a)(d)	200,000	14,556,000
SouFun Holdings Ltd. ADR	75,000	6,104,250
Tencent Holdings Ltd.	1,927,200	134,912,445
Yahoo!, Inc. (a)	300,000	10,806,000
		199,987,017
Semiconductors & Semiconductor Equipment - 9.0%
Chipbond Technology Corp.	6,011,000	9,152,857
GCL-Poly Energy Holdings Ltd. (a)	60,973,000	20,733,239
MediaTek, Inc.	816,000	10,861,147
Novatek Microelectronics Corp.	2,674,000	10,736,180
Taiwan Semiconductor Manufacturing Co. Ltd.	22,911,796	78,798,205
		130,281,628
Software - 0.9%
Kingdee International Software Group Co. Ltd. (a)	12,000,000	4,528,710
WeMade Entertainment Co. Ltd. (a)	200,000	7,743,326
		12,272,036
TOTAL INFORMATION TECHNOLOGY		405,649,629
MATERIALS - 4.5%
Chemicals - 0.4%
Taiwan Fertilizer Co. Ltd.	3,015,000	6,279,582
Construction Materials - 2.7%
Anhui Conch Cement Co. Ltd. (H Shares)	8,898,000	34,497,257
Asia Cement (China) Holdings Corp.	6,409,500	4,111,300
		38,608,557
Containers & Packaging - 0.7%
Greatview Aseptic Pack Co. Ltd.	19,157,000	10,610,152
Paper & Forest Products - 0.7%
Lee & Man Paper Manufacturing Ltd.	15,012,000	10,074,000
TOTAL MATERIALS		65,572,291
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
SoftBank Corp.	316,000	22,877,406
UTILITIES - 3.9%
Electric Utilities - 0.6%
Power Assets Holdings Ltd.	1,173,500	8,812,057
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 3.3%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	27,500,000	$ 17,993,766
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,487,000	10,210,023
Huadian Fuxin Energy Corp. Ltd.	43,672,000	19,912,785
		48,116,574
TOTAL UTILITIES		56,928,631
TOTAL COMMON STOCKS (Cost $1,104,799,083)		1,464,559,001
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.10% (b)	84	84
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	44,257,365	44,257,365
TOTAL MONEY MARKET FUNDS (Cost $44,257,449)		44,257,449
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,149,056,532)		1,508,816,450
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(53,498,422)
NET ASSETS - 100%		$ 1,455,318,028
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,972
Fidelity Securities Lending Cash Central Fund	44,371
Total	$ 56,343
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 400,216,082	$ 319,261,672	$ 80,954,410	$ -
Consumer Staples	9,209,408	9,209,408	-	-
Energy	59,385,886	59,385,886	-	-
Financials	287,372,416	281,031,202	6,341,214	-
Health Care	58,122,145	54,358,958	3,763,187	-
Industrials	99,225,107	86,591,478	12,633,629	-
Information Technology	405,649,629	226,008,106	179,641,523	-
Materials	65,572,291	59,292,709	6,279,582	-
Telecommunication Services	22,877,406	-	22,877,406	-
Utilities	56,928,631	56,928,631	-	-
Money Market Funds	44,257,449	44,257,449	-	-
Total Investments in Securities:	$ 1,508,816,450	$ 1,196,325,499	$ 312,490,951	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 197,246,830
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,154,543,852. Net unrealized appreciation aggregated $354,272,598, of which $418,081,127 related to appreciated investment securities and $63,808,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

January 31, 2014

Class A, Class T, Class B, Class C,
Institutional Class and Class Z
are classes of Fidelity ®
International Growth Fund

1.863093.106

AIGF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.9%
Coca-Cola Amatil Ltd.	189,767	$ 1,940,380
CSL Ltd.	194,342	11,962,125
Sydney Airport unit	896,263	3,091,072
Transurban Group unit	478,754	2,892,693
TOTAL AUSTRALIA		19,886,270
Austria - 1.1%
Andritz AG	140,997	7,749,128
Bailiwick of Jersey - 0.5%
Informa PLC	422,637	3,591,976
Belgium - 4.6%
Anheuser-Busch InBev SA NV	230,691	22,110,070
KBC Groupe SA	157,053	9,289,251
TOTAL BELGIUM		31,399,321
Bermuda - 0.5%
Lazard Ltd. Class A	74,592	3,189,554
Cayman Islands - 3.4%
Sands China Ltd.	1,319,800	10,174,145
Tencent Holdings Ltd.	63,200	4,424,277
Wynn Macau Ltd.	2,046,000	8,736,044
TOTAL CAYMAN ISLANDS		23,334,466
Denmark - 2.6%
Jyske Bank A/S (Reg.) (a)	60,100	3,073,221
Novo Nordisk A/S Series B sponsored ADR	380,800	15,106,336
TOTAL DENMARK		18,179,557
Finland - 1.0%
Nokian Tyres PLC	119,908	5,061,834
Tikkurila Oyj	69,000	1,730,922
TOTAL FINLAND		6,792,756
France - 1.9%
Remy Cointreau SA	36,887	2,755,127
Safran SA	113,800	8,097,714
Sanofi SA	24,056	2,351,738
TOTAL FRANCE		13,204,579
Germany - 4.2%
Bayer AG	82,900	10,944,810
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	85,741	$ 16,247,264
Siemens AG sponsored ADR (d)	12,800	1,616,512
TOTAL GERMANY		28,808,586
India - 0.3%
Housing Development Finance Corp. Ltd.	160,176	2,064,190
Ireland - 2.2%
CRH PLC sponsored ADR	274,566	7,111,259
James Hardie Industries PLC:
CDI	35,635	402,771
sponsored ADR	132,300	7,412,769
TOTAL IRELAND		14,926,799
Israel - 0.2%
Azrieli Group	52,200	1,655,470
Italy - 1.2%
Azimut Holding SpA	67,000	1,940,995
Interpump Group SpA	231,551	2,998,011
Prada SpA	404,900	2,970,073
TOTAL ITALY		7,909,079
Japan - 16.7%
AEON Mall Co. Ltd.	127,210	3,739,472
Aozora Bank Ltd.	1,234,000	3,516,714
Coca-Cola Central Japan Co. Ltd.	83,800	2,059,223
DENSO Corp.	418,700	21,533,129
East Japan Railway Co.	41,400	3,057,840
Fanuc Corp.	37,800	6,125,854
Fast Retailing Co. Ltd.	22,000	8,003,131
Japan Tobacco, Inc.	84,900	2,620,817
Keyence Corp.	31,762	13,041,881
Mitsui Fudosan Co. Ltd.	348,000	10,989,611
Seven Bank Ltd.	1,113,400	4,243,820
Shinsei Bank Ltd.	1,972,000	3,986,439
SHO-BOND Holdings Co. Ltd.	80,100	3,793,981
SoftBank Corp.	189,000	13,683,005
Unicharm Corp.	71,800	3,900,853
USS Co. Ltd.	542,900	7,416,917
Yamato Kogyo Co. Ltd.	96,200	2,847,334
TOTAL JAPAN		114,560,021
Common Stocks - continued
	Shares	Value
Kenya - 0.3%
Safaricom Ltd.	14,514,300	$ 1,845,749
Korea (South) - 0.5%
Naver Corp.	5,939	3,709,259
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	31,555	2,847,523
Netherlands - 1.3%
ING Groep NV (Certificaten Van Aandelen) (a)	663,864	8,767,648
Portugal - 0.6%
Jeronimo Martins SGPS SA	244,352	4,187,029
South Africa - 0.4%
Clicks Group Ltd.	550,597	2,813,562
Spain - 2.1%
Inditex SA	85,217	12,722,991
Prosegur Compania de Seguridad SA (Reg.)	305,849	1,839,744
TOTAL SPAIN		14,562,735
Sweden - 6.5%
ASSA ABLOY AB (B Shares)	205,561	10,260,165
Atlas Copco AB (A Shares)	270,609	7,352,383
Fagerhult AB	61,196	2,045,658
H&M Hennes & Mauritz AB (B Shares)	231,068	9,960,253
Intrum Justitia AB	99,600	2,812,529
SKF AB (B Shares)	227,617	6,034,904
Svenska Handelsbanken AB (A Shares)	133,140	6,332,452
TOTAL SWEDEN		44,798,344
Switzerland - 12.7%
Credit Suisse Group AG	81,364	2,451,575
Nestle SA	321,261	23,282,221
Novartis AG	100,575	7,949,534
Roche Holding AG (participation certificate)	93,687	25,704,502
Schindler Holding AG:
(participation certificate)	34,196	4,959,768
(Reg.)	6,660	979,185
Swatch Group AG (Bearer)	7,596	4,528,360
UBS AG (NY Shares)	878,161	17,449,059
TOTAL SWITZERLAND		87,304,204
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	581,000	1,998,174
Common Stocks - continued
	Shares	Value
Turkey - 0.7%
Coca-Cola Icecek A/S	146,534	$ 3,066,026
Turkiye Garanti Bankasi A/S	626,500	1,658,697
TOTAL TURKEY		4,724,723
United Kingdom - 14.5%
Babcock International Group PLC	200,400	4,579,182
Barclays PLC sponsored ADR (d)	278,866	4,991,701
BG Group PLC	512,595	8,611,933
InterContinental Hotel Group PLC ADR (d)	317,330	10,294,185
Johnson Matthey PLC	140,577	7,466,664
Prudential PLC	799,551	16,095,093
Reckitt Benckiser Group PLC	162,445	12,185,187
Rexam PLC	532,564	4,316,126
Rolls-Royce Group PLC	636,437	12,418,854
Rotork PLC	68,900	2,788,577
SABMiller PLC	272,366	12,268,144
Shaftesbury PLC	188,933	1,934,957
Unite Group PLC	262,400	1,767,711
TOTAL UNITED KINGDOM		99,718,314
United States of America - 14.3%
Autoliv, Inc.	92,369	8,375,097
Berkshire Hathaway, Inc. Class B (a)	28,484	3,178,814
BorgWarner, Inc.	174,292	9,359,480
Cummins, Inc.	38,582	4,899,142
FMC Technologies, Inc. (a)	55,252	2,731,659
Google, Inc. Class A (a)	5,783	6,829,550
Martin Marietta Materials, Inc.	47,500	5,177,975
MasterCard, Inc. Class A	147,900	11,193,072
Mead Johnson Nutrition Co. Class A	88,744	6,823,526
Mohawk Industries, Inc. (a)	33,800	4,805,684
National Oilwell Varco, Inc.	22,372	1,678,124
Philip Morris International, Inc.	55,908	4,368,651
PriceSmart, Inc.	33,000	2,999,700
ResMed, Inc. (d)	73,300	3,196,613
Solera Holdings, Inc.	74,789	4,998,149
SS&C Technologies Holdings, Inc. (a)	68,700	2,666,934
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	22,400	$ 3,902,976
Visa, Inc. Class A	49,575	10,679,942
TOTAL UNITED STATES OF AMERICA		97,865,088
TOTAL COMMON STOCKS (Cost $609,931,014)		672,394,104
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.10% (b)	21,170,010	21,170,010
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	16,483,150	16,483,150
TOTAL MONEY MARKET FUNDS (Cost $37,653,160)		37,653,160
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $647,584,174)		710,047,264
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(23,533,935)
NET ASSETS - 100%		$ 686,513,329

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,059
Fidelity Securities Lending Cash Central Fund	36,835
Total	$ 40,894
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 127,533,299	$ 90,580,122	$ 36,953,177	$ -
Consumer Staples	110,228,039	54,314,475	55,913,564	-
Energy	13,021,716	13,021,716	-	-
Financials	112,316,444	54,803,185	57,513,259	-
Health Care	77,215,658	29,247,759	47,967,899	-
Industrials	104,295,872	85,334,432	18,961,440	-
Information Technology	59,541,238	40,791,924	18,749,314	-
Materials	52,713,084	49,462,979	3,250,105	-
Telecommunication Services	15,528,754	1,845,749	13,683,005	-
Money Market Funds	37,653,160	37,653,160	-	-
Total Investments in Securities:	$ 710,047,264	$ 457,055,501	$ 252,991,763	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 43,158,311
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $647,868,408. Net unrealized appreciation aggregated $62,178,856, of which $80,112,555 related to appreciated investment securities and $17,933,699 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

January 31, 2014

1.863101.106

IGF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.9%
Coca-Cola Amatil Ltd.	189,767	$ 1,940,380
CSL Ltd.	194,342	11,962,125
Sydney Airport unit	896,263	3,091,072
Transurban Group unit	478,754	2,892,693
TOTAL AUSTRALIA		19,886,270
Austria - 1.1%
Andritz AG	140,997	7,749,128
Bailiwick of Jersey - 0.5%
Informa PLC	422,637	3,591,976
Belgium - 4.6%
Anheuser-Busch InBev SA NV	230,691	22,110,070
KBC Groupe SA	157,053	9,289,251
TOTAL BELGIUM		31,399,321
Bermuda - 0.5%
Lazard Ltd. Class A	74,592	3,189,554
Cayman Islands - 3.4%
Sands China Ltd.	1,319,800	10,174,145
Tencent Holdings Ltd.	63,200	4,424,277
Wynn Macau Ltd.	2,046,000	8,736,044
TOTAL CAYMAN ISLANDS		23,334,466
Denmark - 2.6%
Jyske Bank A/S (Reg.) (a)	60,100	3,073,221
Novo Nordisk A/S Series B sponsored ADR	380,800	15,106,336
TOTAL DENMARK		18,179,557
Finland - 1.0%
Nokian Tyres PLC	119,908	5,061,834
Tikkurila Oyj	69,000	1,730,922
TOTAL FINLAND		6,792,756
France - 1.9%
Remy Cointreau SA	36,887	2,755,127
Safran SA	113,800	8,097,714
Sanofi SA	24,056	2,351,738
TOTAL FRANCE		13,204,579
Germany - 4.2%
Bayer AG	82,900	10,944,810
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	85,741	$ 16,247,264
Siemens AG sponsored ADR (d)	12,800	1,616,512
TOTAL GERMANY		28,808,586
India - 0.3%
Housing Development Finance Corp. Ltd.	160,176	2,064,190
Ireland - 2.2%
CRH PLC sponsored ADR	274,566	7,111,259
James Hardie Industries PLC:
CDI	35,635	402,771
sponsored ADR	132,300	7,412,769
TOTAL IRELAND		14,926,799
Israel - 0.2%
Azrieli Group	52,200	1,655,470
Italy - 1.2%
Azimut Holding SpA	67,000	1,940,995
Interpump Group SpA	231,551	2,998,011
Prada SpA	404,900	2,970,073
TOTAL ITALY		7,909,079
Japan - 16.7%
AEON Mall Co. Ltd.	127,210	3,739,472
Aozora Bank Ltd.	1,234,000	3,516,714
Coca-Cola Central Japan Co. Ltd.	83,800	2,059,223
DENSO Corp.	418,700	21,533,129
East Japan Railway Co.	41,400	3,057,840
Fanuc Corp.	37,800	6,125,854
Fast Retailing Co. Ltd.	22,000	8,003,131
Japan Tobacco, Inc.	84,900	2,620,817
Keyence Corp.	31,762	13,041,881
Mitsui Fudosan Co. Ltd.	348,000	10,989,611
Seven Bank Ltd.	1,113,400	4,243,820
Shinsei Bank Ltd.	1,972,000	3,986,439
SHO-BOND Holdings Co. Ltd.	80,100	3,793,981
SoftBank Corp.	189,000	13,683,005
Unicharm Corp.	71,800	3,900,853
USS Co. Ltd.	542,900	7,416,917
Yamato Kogyo Co. Ltd.	96,200	2,847,334
TOTAL JAPAN		114,560,021
Common Stocks - continued
	Shares	Value
Kenya - 0.3%
Safaricom Ltd.	14,514,300	$ 1,845,749
Korea (South) - 0.5%
Naver Corp.	5,939	3,709,259
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	31,555	2,847,523
Netherlands - 1.3%
ING Groep NV (Certificaten Van Aandelen) (a)	663,864	8,767,648
Portugal - 0.6%
Jeronimo Martins SGPS SA	244,352	4,187,029
South Africa - 0.4%
Clicks Group Ltd.	550,597	2,813,562
Spain - 2.1%
Inditex SA	85,217	12,722,991
Prosegur Compania de Seguridad SA (Reg.)	305,849	1,839,744
TOTAL SPAIN		14,562,735
Sweden - 6.5%
ASSA ABLOY AB (B Shares)	205,561	10,260,165
Atlas Copco AB (A Shares)	270,609	7,352,383
Fagerhult AB	61,196	2,045,658
H&M Hennes & Mauritz AB (B Shares)	231,068	9,960,253
Intrum Justitia AB	99,600	2,812,529
SKF AB (B Shares)	227,617	6,034,904
Svenska Handelsbanken AB (A Shares)	133,140	6,332,452
TOTAL SWEDEN		44,798,344
Switzerland - 12.7%
Credit Suisse Group AG	81,364	2,451,575
Nestle SA	321,261	23,282,221
Novartis AG	100,575	7,949,534
Roche Holding AG (participation certificate)	93,687	25,704,502
Schindler Holding AG:
(participation certificate)	34,196	4,959,768
(Reg.)	6,660	979,185
Swatch Group AG (Bearer)	7,596	4,528,360
UBS AG (NY Shares)	878,161	17,449,059
TOTAL SWITZERLAND		87,304,204
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	581,000	1,998,174
Common Stocks - continued
	Shares	Value
Turkey - 0.7%
Coca-Cola Icecek A/S	146,534	$ 3,066,026
Turkiye Garanti Bankasi A/S	626,500	1,658,697
TOTAL TURKEY		4,724,723
United Kingdom - 14.5%
Babcock International Group PLC	200,400	4,579,182
Barclays PLC sponsored ADR (d)	278,866	4,991,701
BG Group PLC	512,595	8,611,933
InterContinental Hotel Group PLC ADR (d)	317,330	10,294,185
Johnson Matthey PLC	140,577	7,466,664
Prudential PLC	799,551	16,095,093
Reckitt Benckiser Group PLC	162,445	12,185,187
Rexam PLC	532,564	4,316,126
Rolls-Royce Group PLC	636,437	12,418,854
Rotork PLC	68,900	2,788,577
SABMiller PLC	272,366	12,268,144
Shaftesbury PLC	188,933	1,934,957
Unite Group PLC	262,400	1,767,711
TOTAL UNITED KINGDOM		99,718,314
United States of America - 14.3%
Autoliv, Inc.	92,369	8,375,097
Berkshire Hathaway, Inc. Class B (a)	28,484	3,178,814
BorgWarner, Inc.	174,292	9,359,480
Cummins, Inc.	38,582	4,899,142
FMC Technologies, Inc. (a)	55,252	2,731,659
Google, Inc. Class A (a)	5,783	6,829,550
Martin Marietta Materials, Inc.	47,500	5,177,975
MasterCard, Inc. Class A	147,900	11,193,072
Mead Johnson Nutrition Co. Class A	88,744	6,823,526
Mohawk Industries, Inc. (a)	33,800	4,805,684
National Oilwell Varco, Inc.	22,372	1,678,124
Philip Morris International, Inc.	55,908	4,368,651
PriceSmart, Inc.	33,000	2,999,700
ResMed, Inc. (d)	73,300	3,196,613
Solera Holdings, Inc.	74,789	4,998,149
SS&C Technologies Holdings, Inc. (a)	68,700	2,666,934
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	22,400	$ 3,902,976
Visa, Inc. Class A	49,575	10,679,942
TOTAL UNITED STATES OF AMERICA		97,865,088
TOTAL COMMON STOCKS (Cost $609,931,014)		672,394,104
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.10% (b)	21,170,010	21,170,010
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	16,483,150	16,483,150
TOTAL MONEY MARKET FUNDS (Cost $37,653,160)		37,653,160
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $647,584,174)		710,047,264
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(23,533,935)
NET ASSETS - 100%		$ 686,513,329

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,059
Fidelity Securities Lending Cash Central Fund	36,835
Total	$ 40,894
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 127,533,299	$ 90,580,122	$ 36,953,177	$ -
Consumer Staples	110,228,039	54,314,475	55,913,564	-
Energy	13,021,716	13,021,716	-	-
Financials	112,316,444	54,803,185	57,513,259	-
Health Care	77,215,658	29,247,759	47,967,899	-
Industrials	104,295,872	85,334,432	18,961,440	-
Information Technology	59,541,238	40,791,924	18,749,314	-
Materials	52,713,084	49,462,979	3,250,105	-
Telecommunication Services	15,528,754	1,845,749	13,683,005	-
Money Market Funds	37,653,160	37,653,160	-	-
Total Investments in Securities:	$ 710,047,264	$ 457,055,501	$ 252,991,763	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 43,158,311
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $647,868,408. Net unrealized appreciation aggregated $62,178,856, of which $80,112,555 related to appreciated investment securities and $17,933,699 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

January 31, 2014

1.813019.109

PAF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 12.6%
Ansell Ltd.	335,997	$ 5,632,273
ARB Corp. Ltd.	289,695	2,795,286
Australia & New Zealand Banking Group Ltd.	409,926	10,797,558
Brambles Ltd.	604,183	4,762,548
Commonwealth Bank of Australia	238,278	15,470,536
CSL Ltd.	119,174	7,335,390
DuluxGroup Ltd.	577,920	2,707,147
Goodman Group unit	1,144,347	4,675,860
Invocare Ltd.	319,066	2,931,625
Magellan Financial Group Ltd. (d)	251,802	2,482,527
SEEK Ltd.	275,951	2,995,450
Slater & Gordon Ltd.	957,128	3,686,294
Transurban Group unit	872,677	5,272,826
Woodside Petroleum Ltd.	170,943	5,590,655
Woolworths Ltd.	288,568	8,603,071
TOTAL AUSTRALIA		85,739,046
Bermuda - 3.5%
Brilliance China Automotive Holdings Ltd.	2,610,000	4,000,489
Cheung Kong Infrastructure Holdings Ltd.	1,570,000	9,231,369
China Animal Healthcare Ltd. (a)	5,541,000	2,990,390
Hongkong Land Holdings Ltd.	1,236,000	7,440,040
TOTAL BERMUDA		23,662,288
Cayman Islands - 10.6%
Airtac International Group	398,590	3,591,595
AMVIG Holdings Ltd.	9,408,000	3,865,571
China High Precision Automation Group Ltd. (a)	1,875,000	72,452
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
Cimc Enric Holdings Ltd.	1,942,000	3,121,688
ENN Energy Holdings Ltd.	848,000	5,499,472
Fu Shou Yuan International Group Ltd.	727,000	460,707
Greatview Aseptic Pack Co. Ltd.	5,678,000	3,144,774
Haitian International Holdings Ltd.	1,443,000	3,129,926
Hengan International Group Co. Ltd.	500,500	5,405,462
Integrated Waste Solutions Group Health Ltd. (a)	11,590,000	597,130
International Housewares Retail Co. Ltd.	6,000,000	2,836,240
Lifestyle International Holdings Ltd.	1,542,500	2,765,604
New Oriental Education & Technology Group, Inc. sponsored ADR	151,900	4,456,746
Sands China Ltd.	734,400	5,661,382
Tencent Holdings Ltd.	204,800	14,336,897
Vipshop Holdings Ltd. ADR (a)	16,900	1,776,021
Want Want China Holdings Ltd.	3,162,000	4,268,240
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	214,900	7,500,010
TOTAL CAYMAN ISLANDS		72,489,920

	Shares	Value
China - 2.4%
Industrial & Commercial Bank of China Ltd. (H Shares)	14,414,000	$ 8,930,078
Tsingtao Brewery Co. Ltd. (H Shares)	996,000	7,305,984
TOTAL CHINA		16,236,062
Hong Kong - 4.4%
AIA Group Ltd.	2,148,000	9,890,904
Galaxy Entertainment Group Ltd. (a)	703,000	6,908,846
Lenovo Group Ltd.	4,242,000	5,496,602
Magnificent Estates Ltd.	67,338,000	3,122,399
Techtronic Industries Co. Ltd.	1,642,500	4,241,753
TOTAL HONG KONG		29,660,504
India - 3.4%
Asian Paints India Ltd.	360,763	2,712,401
Britannia Industries Ltd.	334,421	4,709,305
Housing Development Finance Corp. Ltd.	187,495	2,416,250
Lupin Ltd. (a)	197,296	2,933,540
Petronet LNG Ltd.	2,121,402	3,724,979
Sun Pharmaceutical Industries Ltd.	387,055	3,636,216
United Spirits Ltd.	72,195	2,847,293
TOTAL INDIA		22,979,984
Indonesia - 1.2%
PT Bank Central Asia Tbk	4,792,000	3,889,534
PT Gudang Garam Tbk	858,000	2,947,280
PT MNC Sky Vision Tbk	8,196,000	1,286,425
TOTAL INDONESIA		8,123,239
Italy - 0.8%
Prada SpA	767,100	5,626,928
Japan - 36.6%
ACOM Co. Ltd. (a)	422,200	1,241,868
AEON Mall Co. Ltd.	160,210	4,709,542
Asahi Group Holdings	217,200	5,906,563
Astellas Pharma, Inc.	152,100	9,399,493
Broadleaf Co. Ltd.	157,200	2,526,651
Calbee, Inc.	164,700	3,800,086
Chiyoda Corp.	316,000	4,857,714
Create SD Holdings Co. Ltd.	70,600	2,367,696
Daikin Industries Ltd.	110,700	6,349,733
Daito Trust Construction Co. Ltd.	43,700	4,127,855
East Japan Railway Co.	93,800	6,928,150
Fuji Heavy Industries Ltd.	180,600	4,923,431
Hamakyorex Co. Ltd.	81,100	2,369,986
Harmonic Drive Systems, Inc.	206,500	6,036,549
Hitachi Capital Corp.	78,000	1,941,540
Iida Group Holdings Co. Ltd. (a)	201,586	3,517,955
Japan Exchange Group, Inc.	107,800	2,604,484
Japan Tobacco, Inc.	236,400	7,297,539
Jin Co. Ltd. (d)	92,900	3,189,770
Kansai Paint Co. Ltd.	286,000	3,863,155
KDDI Corp.	157,100	8,650,265
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	18,600	$ 7,637,396
Message Co. Ltd.	116,800	3,891,418
Miraca Holdings, Inc.	117,600	5,557,320
Miraial Co. Ltd. (d)	113,600	1,685,711
Mitsui Fudosan Co. Ltd.	252,000	7,957,994
MS&AD Insurance Group Holdings, Inc.	155,700	3,607,444
Nihon M&A Center, Inc.	96,400	8,005,578
Nihon Nohyaku Co. Ltd.	243,000	3,390,585
Nihon Parkerizing Co. Ltd.	203,000	4,388,470
Nippon Seiki Co. Ltd.	313,000	5,870,547
Nitori Holdings Co. Ltd.	77,300	7,507,141
Nitta Corp.	144,300	3,256,431
ORIX Corp.	957,900	14,529,547
Rakuten, Inc.	487,300	7,973,528
Rinnai Corp.	49,000	3,812,446
Rohto Pharmaceutical Co. Ltd.	472,000	7,573,022
Sanix, Inc. (a)(d)	287,200	2,434,801
Sega Sammy Holdings, Inc.	92,100	2,199,838
Seven Bank Ltd.	1,422,000	5,420,075
Ship Healthcare Holdings, Inc.	92,200	3,522,330
SoftBank Corp.	245,900	17,802,386
Sony Financial Holdings, Inc.	171,600	2,775,960
Sumitomo Mitsui Financial Group, Inc.	246,100	11,400,862
Toshiba Plant Systems & Services Corp.	244,000	3,610,728
Unicharm Corp.	120,300	6,535,831
TOTAL JAPAN		248,957,414
Korea (South) - 8.1%
Hyundai Home Shopping Network Corp.	17,873	2,982,977
Hyundai Motor Co.	42,049	9,033,196
Hyundai Wia Corp.	17,153	2,533,096
Korea Plant Service & Engineering Co. Ltd.	116,714	6,036,638
Korean Reinsurance Co.	260,395	2,708,661
LG Household & Health Care Ltd.	7,934	3,477,386
Naver Corp.	11,974	7,478,476
Samsung Electronics Co. Ltd.	15,355	17,999,215
Soulbrain Co. Ltd.	69,661	2,632,398
TOTAL KOREA (SOUTH)		54,882,043
Malaysia - 1.2%
Bursa Malaysia Bhd	757,500	1,763,515
JobStreet Corp. Bhd	9,065,000	6,783,535
TOTAL MALAYSIA		8,547,050
New Zealand - 1.0%
Diligent Board Member Services, Inc. (a)(d)	416,547	1,465,167
Ryman Healthcare Group Ltd.	843,377	5,387,442
TOTAL NEW ZEALAND		6,852,609
Singapore - 4.7%
CSE Global Ltd.	5,798,500	2,868,473

	Shares	Value
Ezion Holdings Ltd.	2,225,000	$ 3,915,674
Global Logistic Properties Ltd.	2,154,000	4,714,525
Goodpack Ltd.	3,837,800	5,577,653
OSIM International Ltd.	2,739,000	5,071,043
Parkway Life REIT	2,233,000	3,956,601
United Overseas Bank Ltd.	385,000	6,020,168
TOTAL SINGAPORE		32,124,137
Taiwan - 4.7%
CTCI Corp.	1,631,000	2,215,374
King Slide Works Co. Ltd.	487,000	5,313,527
Lung Yen Life Service Co. Ltd.	542,000	1,493,966
Merida Industry Co. Ltd.	609,000	3,754,677
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	13,780,867
Tong Hsing Electronics Industries Ltd.	1,048,096	5,364,867
TOTAL TAIWAN		31,923,278
Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)	403,000	2,552,433
Thai Beverage PCL	7,157,000	3,069,144
Toyo-Thai Corp. PCL	4,761,151	4,636,073
TOTAL THAILAND		10,257,650
United Kingdom - 1.2%
Daqin Railway Co. Ltd. (A Shares)(UBS Warrant Programme) warrants 3/26/14 (a)	1,627,847	1,924,539
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	744,982	1,574,697
Standard Chartered PLC (Hong Kong)	231,500	4,919,949
TOTAL UNITED KINGDOM		8,419,185
United States of America - 0.9%
21Vianet Group, Inc. ADR (a)	81,800	1,846,226
GI Dynamics, Inc. CDI (a)	4,198,289	3,028,232
YOU On Demand Holdings, Inc. (a)	440,068	1,280,598
TOTAL UNITED STATES OF AMERICA		6,155,056
TOTAL COMMON STOCKS (Cost $583,305,658)		672,636,393
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	8,046,017	$ 8,046,017
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	6,058,139	6,058,139
TOTAL MONEY MARKET FUNDS (Cost $14,104,156)		14,104,156
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $597,409,814)		686,740,549
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,918,516)
NET ASSETS - 100%		$ 680,822,033
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,599
Fidelity Securities Lending Cash Central Fund	47,366
Total	$ 50,965
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 117,700,954	$ 43,137,713	$ 74,563,241	$ -
Consumer Staples	68,540,880	16,979,686	51,561,194	-
Energy	13,231,308	-	13,231,308	-
Financials	153,893,113	23,740,931	130,152,182	-
Health Care	68,387,076	15,877,842	52,509,234	-
Industrials	92,305,980	6,848,744	85,457,236	-
Information Technology	82,559,000	23,144,892	59,341,656	72,452
Materials	32,282,157	7,010,345	25,271,809	3
Telecommunication Services	29,005,084	-	29,005,084	-
Utilities	14,730,841	14,730,841	-	-
Money Market Funds	14,104,156	14,104,156	-	-
Total Investments in Securities:	$ 686,740,549	$ 165,575,150	$ 521,092,944	$ 72,455

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 258,211,480
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $616,319,242. Net unrealized appreciation aggregated $70,421,307, of which $116,190,072 related to appreciated investment securities and $45,768,765 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863098.106

ATIE-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.0%
Ansell Ltd.	36,338	$ 609,129
Australia & New Zealand Banking Group Ltd.	75,157	1,979,655
Coca-Cola Amatil Ltd.	46,103	471,406
CSL Ltd.	37,674	2,318,907
DuluxGroup Ltd.	10,047	47,063
Imdex Ltd.	41,667	24,038
Ramsay Health Care Ltd.	2,307	88,582
RCG Corp. Ltd.	75,000	50,883
Sydney Airport unit	197,266	680,340
Telstra Corp. Ltd.	154,967	697,477
Transurban Group unit	173,149	1,046,188
Westpac Banking Corp.	90,716	2,444,939
TOTAL AUSTRALIA		10,458,607
Austria - 0.5%
Andritz AG	28,161	1,547,715
Zumtobel AG	3,700	81,091
TOTAL AUSTRIA		1,628,806
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	156,118	894,655
Bailiwick of Jersey - 0.6%
Informa PLC	183,249	1,557,427
Wolseley PLC	12,922	697,178
TOTAL BAILIWICK OF JERSEY		2,254,605
Belgium - 2.5%
Anheuser-Busch InBev SA NV	54,071	5,182,316
Gimv NV	1,919	95,399
KBC Ancora (a)	4,181	158,961
KBC Groupe SA	44,565	2,635,897
UCB SA	8,488	600,893
TOTAL BELGIUM		8,673,466
Bermuda - 1.3%
China Foods Ltd. (a)	236,000	83,289
Credicorp Ltd.	4,100	540,872
Hongkong Land Holdings Ltd.	77,000	463,498
Lazard Ltd. Class A	17,000	726,920
Shangri-La Asia Ltd.	308,000	511,760
Texwinca Holdings Ltd.	878,000	842,513
Common Stocks - continued
	Shares	Value
Bermuda - continued
Trinity Ltd.	586,000	$ 168,317
Yue Yuen Industrial (Holdings) Ltd.	352,000	1,088,127
TOTAL BERMUDA		4,425,296
Brazil - 1.8%
Arezzo Industria e Comercio SA	3,000	32,322
Banco Bradesco SA	94,810	1,127,545
BM&F Bovespa SA	185,300	736,363
BTG Pactual Participations Ltd. unit	37,800	394,721
Cyrela Brazil Realty SA	111,700	660,966
Fleury SA	99,800	763,000
Iguatemi Empresa de Shopping Centers SA	88,000	730,766
Natura Cosmeticos SA	38,600	628,125
Telefonica Brasil SA	45,800	748,894
Tractebel Energia SA	46,200	660,479
TOTAL BRAZIL		6,483,181
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,923	49,383
Canada - 0.1%
Pason Systems, Inc.	6,400	144,521
ShawCor Ltd. Class A	1,600	58,426
TOTAL CANADA		202,947
Cayman Islands - 2.4%
Ginko International Co. Ltd.	23,000	425,063
Goodbaby International Holdings Ltd.	1,272,000	635,689
Gourmet Master Co. Ltd.	129,000	777,490
Hengan International Group Co. Ltd.	64,500	696,608
Mindray Medical International Ltd. sponsored ADR (d)	19,400	679,776
Sands China Ltd.	271,200	2,090,641
SITC International Holdings Co. Ltd.	958,000	425,706
Tencent Holdings Ltd.	12,200	854,053
Wynn Macau Ltd.	397,200	1,695,971
TOTAL CAYMAN ISLANDS		8,280,997
Chile - 0.9%
Aguas Andinas SA	293,254	187,435
Cencosud SA	188,093	531,680
Compania Cervecerias Unidas SA sponsored ADR	46,655	998,417
Common Stocks - continued
	Shares	Value
Chile - continued
Embotelladora Andina SA sponsored ADR	21,300	$ 474,777
Quinenco SA	371,414	819,168
TOTAL CHILE		3,011,477
China - 1.4%
China Communications Services Corp. Ltd. (H Shares)	888,000	480,383
China Construction Bank Corp. (H Shares)	2,156,000	1,496,798
China Pacific Insurance Group Co. Ltd. (H Shares)	263,000	958,667
China Telecom Corp. Ltd. (H Shares)	1,588,000	729,607
Dongfeng Motor Group Co. Ltd. (H Shares)	390,000	575,672
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	624,000	731,394
TOTAL CHINA		4,972,521
Denmark - 1.3%
A.P. Moller - Maersk A/S Series B	86	959,114
Jyske Bank A/S (Reg.) (a)	12,854	657,291
Novo Nordisk A/S Series B sponsored ADR	74,000	2,935,580
Spar Nord Bank A/S	12,331	110,552
TOTAL DENMARK		4,662,537
Finland - 0.9%
Nokia Corp. (a)	71,216	492,873
Nokian Tyres PLC	24,758	1,045,142
Sampo Oyj (A Shares)	25,699	1,194,045
Tikkurila Oyj	17,580	441,009
TOTAL FINLAND		3,173,069
France - 6.8%
Arkema SA	7,313	780,561
Atos Origin SA	11,933	1,044,342
AXA SA	89,676	2,358,447
BNP Paribas SA	31,854	2,468,138
Cap Gemini SA	11,202	764,019
Carrefour SA	23,697	816,741
GDF Suez	48,469	1,071,090
Havas SA	70,377	552,135
Laurent-Perrier Group SA	859	82,140
Remy Cointreau SA	7,981	596,109
Renault SA	10,311	900,581
Safran SA	21,914	1,559,344
Saft Groupe SA	2,521	88,266
Sanofi SA	40,562	3,965,381
Schneider Electric SA	6,641	536,418
Common Stocks - continued
	Shares	Value
France - continued
Total SA	74,757	$ 4,265,013
Vetoquinol SA	1,500	72,891
Virbac SA	410	91,627
Vivendi SA	70,727	1,902,067
TOTAL FRANCE		23,915,310
Germany - 4.1%
alstria office REIT-AG	2,900	37,638
BASF AG	27,211	2,918,709
Bayer AG	24,125	3,185,085
Bilfinger Berger AG	1,120	129,167
CompuGroup Medical AG	5,646	150,392
Continental AG	4,083	879,702
CTS Eventim AG	4,083	208,650
Deutsche Lufthansa AG (a)	25,051	596,835
Deutsche Post AG	23,391	809,823
Fielmann AG	1,079	120,524
Fresenius SE & Co. KGaA	6,300	982,656
Linde AG	16,349	3,098,010
Siemens AG (d)	7,777	983,900
Siemens AG sponsored ADR (d)	2,769	349,697
TOTAL GERMANY		14,450,788
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	3,944	105,854
Hong Kong - 0.9%
China Insurance International Holdings Co. Ltd. (a)	442,600	774,171
Dah Chong Hong Holdings Ltd.	1,091,000	642,195
Hysan Development Co. Ltd.	59,000	233,301
Lenovo Group Ltd.	856,000	1,109,168
Wing Hang Bank Ltd.	37,562	535,093
TOTAL HONG KONG		3,293,928
India - 3.2%
Container Corp. of India Ltd.	40,956	501,141
Grasim Industries Ltd.	21,573	914,921
Hindalco Industries Ltd.	280,042	489,355
Housing Development Finance Corp. Ltd.	142,813	1,840,433
IDFC Ltd.	389,524	578,319
Infosys Ltd.	29,950	1,762,550
Jyothy Laboratories Ltd. (a)	32,119	110,478
Kotak Mahindra Bank Ltd.	64,386	673,895
Common Stocks - continued
	Shares	Value
India - continued
Larsen & Toubro Ltd.	70,771	$ 1,112,808
NTPC Ltd.	679,017	1,371,827
Prestige Estates Projects Ltd.	349,469	778,497
Punjab National Bank	69,987	625,949
Shriram Transport Finance Co. Ltd.	49,948	497,385
TOTAL INDIA		11,257,558
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	1,307,200	893,315
PT Semen Gresik (Persero) Tbk	22,900	26,605
PT Wijaya Karya Persero Tbk	3,131,700	497,889
TOTAL INDONESIA		1,417,809
Ireland - 0.9%
CRH PLC sponsored ADR	49,529	1,282,801
FBD Holdings PLC	5,372	128,965
James Hardie Industries PLC:
CDI	9,656	109,139
sponsored ADR	28,255	1,583,128
TOTAL IRELAND		3,104,033
Israel - 0.1%
Azrieli Group	13,596	431,183
Ituran Location & Control Ltd.	1,761	39,094
Strauss Group Ltd.	2,359	41,634
TOTAL ISRAEL		511,911
Italy - 0.7%
Azimut Holding SpA	21,114	611,674
Beni Stabili SpA SIIQ	167,010	123,886
Interpump Group SpA	58,891	762,492
Prada SpA	83,100	609,566
Unione di Banche Italiane ScpA	55,751	407,161
TOTAL ITALY		2,514,779
Japan - 14.3%
AEON Mall Co. Ltd.	41,530	1,220,818
Air Water, Inc.	3,000	44,210
Aozora Bank Ltd.	291,000	829,306
Artnature, Inc.	4,000	112,180
Asahi Co. Ltd.	4,100	55,769
Astellas Pharma, Inc.	11,800	729,218
Autobacs Seven Co. Ltd.	4,400	71,038
Common Stocks - continued
	Shares	Value
Japan - continued
Azbil Corp.	4,200	$ 99,323
Coca-Cola Central Japan Co. Ltd.	20,500	503,748
Cosmos Pharmaceutical Corp.	800	100,082
Daikin Industries Ltd.	9,200	527,710
Daikokutenbussan Co. Ltd.	5,000	138,170
DENSO Corp.	104,900	5,394,854
Dentsu, Inc.	14,200	557,016
East Japan Railway Co.	18,500	1,366,426
Fanuc Corp.	7,300	1,183,035
Fast Retailing Co. Ltd.	4,300	1,564,248
FCC Co. Ltd.	1,800	34,504
Glory Ltd.	2,000	49,570
Goldcrest Co. Ltd.	6,560	160,407
Harmonic Drive Systems, Inc.	3,000	87,698
Hitachi Ltd.	122,000	930,055
Honda Motor Co. Ltd.	34,700	1,300,666
Hoya Corp.	33,700	931,258
Iida Group Holdings Co. Ltd. (a)	3,924	68,479
Itochu Corp.	122,100	1,491,729
Iwatsuka Confectionary Co. Ltd.	1,200	66,588
Japan Tobacco, Inc.	58,900	1,818,211
KDDI Corp.	20,100	1,106,749
Keyence Corp.	6,121	2,513,360
Kobayashi Pharmaceutical Co. Ltd.	1,700	92,216
Kyoto Kimono Yuzen Co. Ltd.	2,800	29,592
Lasertec Corp.	5,500	58,352
Meiko Network Japan Co. Ltd.	2,700	29,601
Miraial Co. Ltd.	2,400	35,614
Mitsubishi Electric Corp.	70,000	790,665
Mitsui Fudosan Co. Ltd.	71,000	2,242,133
Nabtesco Corp.	3,300	73,157
Nagaileben Co. Ltd.	5,100	84,972
ND Software Co. Ltd.	3,000	63,081
Nihon M&A Center, Inc.	2,100	174,395
Nihon Parkerizing Co. Ltd.	7,000	151,327
Nippon Seiki Co. Ltd.	6,000	112,534
Nippon Telegraph & Telephone Corp.	25,400	1,359,462
NS Tool Co. Ltd.	1,900	32,502
OBIC Co. Ltd.	3,800	117,313
Omron Corp.	15,100	597,015
ORIX Corp.	62,900	954,075
OSG Corp.	10,200	188,818
Common Stocks - continued
	Shares	Value
Japan - continued
Santen Pharmaceutical Co. Ltd.	6,300	$ 263,901
Seven & i Holdings Co., Ltd.	27,900	1,099,790
Seven Bank Ltd.	418,900	1,596,673
Shinsei Bank Ltd.	569,000	1,150,245
SHO-BOND Holdings Co. Ltd.	20,000	947,311
Shoei Co. Ltd.	5,900	81,653
SoftBank Corp.	45,800	3,315,776
Software Service, Inc.	1,000	36,137
Sony Financial Holdings, Inc.	49,200	795,905
Sumitomo Mitsui Financial Group, Inc.	61,600	2,853,690
Sumitomo Mitsui Trust Holdings, Inc.	195,000	925,105
Techno Medica Co. Ltd.	1,800	37,227
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	97,971
TKC Corp.	2,000	37,172
Tocalo Co. Ltd.	2,800	46,491
Tokyo Tatemono Co. Ltd.	57,000	528,844
Tsutsumi Jewelry Co. Ltd.	2,000	45,925
Unicharm Corp.	13,900	755,179
USS Co. Ltd.	163,500	2,233,682
Workman Co. Ltd.	2,000	74,912
Yamato Kogyo Co. Ltd.	23,100	683,715
TOTAL JAPAN		49,850,553
Kenya - 0.1%
Safaricom Ltd.	2,813,700	357,812
Korea (South) - 3.6%
Coway Co. Ltd.	2,597	166,588
E-Mart Co. Ltd.	3,678	877,538
Hyundai Motor Co.	7,498	1,610,761
Kiwoom Securities Co. Ltd.	14,720	738,225
Korea Electric Power Corp. (a)	35,740	1,153,594
Korea Plant Service & Engineering Co. Ltd.	20,706	1,070,948
KT Corp.	35,240	1,009,475
LG Chemical Ltd.	3,088	732,231
LG Corp.	18,422	969,767
LG Household & Health Care Ltd.	2,137	936,624
Naver Corp.	1,151	718,868
Samsung Fire & Marine Insurance Co. Ltd.	3,584	818,933
Shinhan Financial Group Co. Ltd.	28,200	1,177,991
TK Corp. (a)	33,393	606,173
TOTAL KOREA (SOUTH)		12,587,716
Common Stocks - continued
	Shares	Value
Luxembourg - 0.5%
Millicom International Cellular SA (depository receipt)	10,900	$ 1,061,483
RTL Group SA	4,939	602,175
TOTAL LUXEMBOURG		1,663,658
Malaysia - 0.2%
YTL Corp. Bhd	1,408,200	646,892
Mexico - 0.9%
Banregio Grupo Financiero S.A.B. de CV	94,800	518,799
Bolsa Mexicana de Valores S.A.B. de CV	273,500	553,585
Consorcio ARA S.A.B. de CV (a)	1,625,055	640,350
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,633	508,322
Kimberly-Clark de Mexico SA de CV Series A	190,400	485,467
Megacable Holdings S.A.B. de CV unit	124,100	447,721
TOTAL MEXICO		3,154,244
Netherlands - 1.6%
Aalberts Industries NV	7,600	237,854
ASM International NV (depositary receipt)	1,450	48,358
Heijmans NV (Certificaten Van Aandelen)	8,481	138,347
ING Groep NV (Certificaten Van Aandelen) (a)	208,623	2,755,283
Koninklijke Philips Electronics NV	25,477	883,903
Royal DSM NV	11,336	751,142
Unilever NV (Certificaten Van Aandelen) (Bearer)	16,000	596,989
VastNed Retail NV	3,138	150,244
TOTAL NETHERLANDS		5,562,120
Nigeria - 0.2%
Guaranty Trust Bank PLC	3,514,101	594,109
Norway - 0.3%
Telenor ASA	49,808	1,033,063
Philippines - 0.4%
Jollibee Food Corp.	14,560	48,774
Security Bank Corp.	251,956	633,013
SM Investments Corp.	42,170	654,739
TOTAL PHILIPPINES		1,336,526
Portugal - 0.4%
Jeronimo Martins SGPS SA	75,269	1,289,752
Common Stocks - continued
	Shares	Value
Russia - 0.5%
Moscow Exchange MICEX-RTS OAO	298,800	$ 525,045
Sberbank (Savings Bank of the Russian Federation)	410,200	1,105,686
TOTAL RUSSIA		1,630,731
Singapore - 0.5%
Ezion Holdings Ltd.	398,800	701,830
Singapore Telecommunications Ltd.	329,000	907,651
TOTAL SINGAPORE		1,609,481
South Africa - 1.9%
African Bank Investments Ltd.	1,144,507	1,102,122
Bidvest Group Ltd.	34,900	776,177
Clicks Group Ltd.	132,095	675,008
Nampak Ltd.	25,130	78,456
Naspers Ltd. Class N	18,400	1,880,604
Remgro Ltd.	34,900	582,572
Shoprite Holdings Ltd.	56,000	719,183
Standard Bank Group Ltd.	85,671	901,699
TOTAL SOUTH AFRICA		6,715,821
Spain - 1.2%
Amadeus IT Holding SA Class A	19,364	766,642
Grifols SA	1,546	80,161
Inditex SA	15,362	2,293,563
International Consolidated Airlines Group SA CDI (a)	99,700	682,958
Prosegur Compania de Seguridad SA (Reg.)	79,176	476,260
TOTAL SPAIN		4,299,584
Sweden - 3.3%
ASSA ABLOY AB (B Shares)	37,000	1,846,781
Atlas Copco AB (A Shares)	56,059	1,523,110
Fagerhult AB	15,485	517,632
H&M Hennes & Mauritz AB (B Shares)	47,310	2,039,311
Intrum Justitia AB	28,363	800,921
Nordea Bank AB	130,107	1,741,671
SKF AB (B Shares)	41,000	1,087,050
Svenska Cellulosa AB (SCA) (B Shares)	32,376	921,654
Svenska Handelsbanken AB (A Shares)	24,015	1,142,210
TOTAL SWEDEN		11,620,340
Switzerland - 7.6%
Credit Suisse Group AG	16,659	501,951
Nestle SA	93,946	6,808,388
Common Stocks - continued
	Shares	Value
Switzerland - continued
Novartis AG	53,803	$ 4,252,635
Roche Holding AG (participation certificate)	20,842	5,718,330
Schindler Holding AG:
(participation certificate)	6,511	944,352
(Reg.)	2,001	294,197
Swatch Group AG (Bearer)	1,560	929,995
Swiss Re Ltd.	17,540	1,516,722
Syngenta AG (Switzerland)	2,079	734,993
UBS AG (NY Shares)	251,097	4,989,297
Zehnder Group AG	863	38,788
TOTAL SWITZERLAND		26,729,648
Taiwan - 2.0%
China Life Insurance Co. Ltd.	608,000	578,714
Chroma ATE, Inc.	354,116	759,932
CTCI Corp.	369,000	501,210
King Slide Works Co. Ltd.	59,000	643,733
President Chain Store Corp.	59,000	394,569
Taiwan Semiconductor Manufacturing Co. Ltd.	676,035	2,325,018
Unified-President Enterprises Corp.	654,988	1,073,552
Wowprime Corp.	38,200	618,053
TOTAL TAIWAN		6,894,781
Thailand - 0.1%
Minor International PCL (For. Reg.)	802,000	505,315
Turkey - 0.6%
Albaraka Turk Katilim Bankasi A/S (a)	88,907	56,240
Coca-Cola Icecek A/S	33,889	709,082
Enka Insaat ve Sanayi A/S	317,062	903,247
Turkiye Garanti Bankasi A/S	122,143	323,381
TOTAL TURKEY		1,991,950
United Kingdom - 17.4%
Advanced Computer Software Group PLC	20,000	37,810
AstraZeneca PLC (United Kingdom)	19,535	1,238,796
Babcock International Group PLC	45,500	1,039,685
BAE Systems PLC	150,221	1,059,655
Barclays PLC	488,761	2,181,955
Barclays PLC sponsored ADR	57,233	1,024,471
Bellway PLC	5,928	151,438
Berendsen PLC	7,328	111,430
BG Group PLC	104,627	1,757,802
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BHP Billiton PLC	89,609	$ 2,637,964
Britvic PLC	9,817	111,838
BT Group PLC	167,425	1,054,289
Bunzl PLC	43,457	991,573
Compass Group PLC	74,914	1,121,291
Dechra Pharmaceuticals PLC	9,000	103,788
Derwent London PLC	2,000	81,866
Elementis PLC	32,808	138,015
GlaxoSmithKline PLC	129,697	3,333,756
GlaxoSmithKline PLC sponsored ADR	7,615	392,477
Great Portland Estates PLC	17,772	176,607
Hilton Food Group PLC	5,400	40,834
HSBC Holdings PLC sponsored ADR	86,626	4,460,373
Imperial Tobacco Group PLC	51,610	1,886,031
InterContinental Hotel Group PLC ADR	64,747	2,100,393
ITV PLC	308,219	995,629
Johnson Matthey PLC	31,177	1,655,948
Kingfisher PLC	146,827	892,099
Legal & General Group PLC	383,552	1,357,512
Meggitt PLC	15,735	133,343
National Grid PLC	150,191	1,944,162
Next PLC	7,800	801,401
Persimmon PLC	4,537	97,928
Prudential PLC	191,482	3,854,564
Reckitt Benckiser Group PLC	30,951	2,321,670
Reed Elsevier PLC	96,813	1,411,668
Rexam PLC	96,188	779,549
Rolls-Royce Group PLC	155,422	3,032,764
Rotork PLC	16,703	676,017
Royal Dutch Shell PLC Class A sponsored ADR	47,089	3,253,850
SABMiller PLC	51,863	2,336,058
Serco Group PLC	8,207	58,971
Shaftesbury PLC	53,037	543,178
Spectris PLC	5,170	188,847
Spirax-Sarco Engineering PLC	4,807	230,745
Standard Chartered PLC (United Kingdom)	22,073	449,944
Taylor Wimpey PLC	289,887	534,684
Ted Baker PLC	2,575	90,629
Tullow Oil PLC	48,700	632,858
Ultra Electronics Holdings PLC	4,101	132,001
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC	76,402	$ 514,698
Vodafone Group PLC sponsored ADR	123,432	4,574,390
TOTAL UNITED KINGDOM		60,729,244
United States of America - 6.3%
AbbVie, Inc.	15,429	759,570
ANSYS, Inc. (a)	400	31,412
Autoliv, Inc.	19,454	1,763,894
Berkshire Hathaway, Inc. Class B (a)	5,116	570,946
BorgWarner, Inc.	31,394	1,685,858
Broadridge Financial Solutions, Inc.	1,140	41,371
Cabot Corp.	11,166	543,449
Cummins, Inc.	6,991	887,717
Dril-Quip, Inc. (a)	770	77,431
Evercore Partners, Inc. Class A	2,160	120,614
FMC Technologies, Inc. (a)	11,403	563,764
Google, Inc. Class A (a)	1,040	1,228,209
Greenhill & Co., Inc.	1,420	73,769
Kansas City Southern	517	54,590
Kennedy-Wilson Holdings, Inc.	5,183	124,496
Martin Marietta Materials, Inc.	9,780	1,066,118
MasterCard, Inc. Class A	26,690	2,019,899
Mead Johnson Nutrition Co. Class A	18,200	1,399,398
Mohawk Industries, Inc. (a)	7,035	1,000,236
National Oilwell Varco, Inc.	4,846	363,498
Oceaneering International, Inc.	950	64,743
Philip Morris International, Inc.	10,700	836,098
PriceSmart, Inc.	8,985	816,737
ResMed, Inc.	17,820	777,130
ResMed, Inc. CDI	57,971	254,721
Solera Holdings, Inc.	16,594	1,108,977
SS&C Technologies Holdings, Inc. (a)	19,854	770,732
Union Pacific Corp.	4,300	749,232
Visa, Inc. Class A	10,101	2,176,058
TOTAL UNITED STATES OF AMERICA		21,930,667
TOTAL COMMON STOCKS (Cost $296,788,752)		342,477,524
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
Germany - 0.5%
Sartorius AG (non-vtg.)	800	$ 106,224
Volkswagen AG	6,590	1,671,376
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,350,747)		1,777,600
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.10% (b)	3,604,635	3,604,635
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,828,472	1,828,472
TOTAL MONEY MARKET FUNDS (Cost $5,433,107)		5,433,107
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $303,572,606)		349,688,231
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(250,067)
NET ASSETS - 100%		$ 349,438,164
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,363
Fidelity Securities Lending Cash Central Fund	23,119
Total	$ 24,482
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,402,480	$ 38,018,917	$ 15,383,563	$ -
Consumer Staples	41,144,676	20,006,652	21,138,024	-
Energy	11,883,736	6,916,893	4,966,843	-
Financials	83,144,680	46,180,597	36,964,083	-
Health Care	35,870,290	12,450,454	23,419,836	-
Industrials	45,899,657	29,442,150	16,457,507	-
Information Technology	23,569,884	12,191,181	11,378,703	-
Materials	21,965,664	15,272,132	6,693,532	-
Telecommunication Services	20,338,578	10,158,092	10,180,486	-
Utilities	7,035,479	1,919,004	5,116,475	-
Money Market Funds	5,433,107	5,433,107	-	-
Total Investments in Securities:	$ 349,688,231	$ 197,989,179	$ 151,699,052	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 40,961,661
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $305,318,662. Net unrealized appreciation aggregated $44,369,569, of which $56,127,193 related to appreciated investment securities and $11,757,624 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

January 31, 2014

1.863104.106

TIE-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.0%
Ansell Ltd.	36,338	$ 609,129
Australia & New Zealand Banking Group Ltd.	75,157	1,979,655
Coca-Cola Amatil Ltd.	46,103	471,406
CSL Ltd.	37,674	2,318,907
DuluxGroup Ltd.	10,047	47,063
Imdex Ltd.	41,667	24,038
Ramsay Health Care Ltd.	2,307	88,582
RCG Corp. Ltd.	75,000	50,883
Sydney Airport unit	197,266	680,340
Telstra Corp. Ltd.	154,967	697,477
Transurban Group unit	173,149	1,046,188
Westpac Banking Corp.	90,716	2,444,939
TOTAL AUSTRALIA		10,458,607
Austria - 0.5%
Andritz AG	28,161	1,547,715
Zumtobel AG	3,700	81,091
TOTAL AUSTRIA		1,628,806
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	156,118	894,655
Bailiwick of Jersey - 0.6%
Informa PLC	183,249	1,557,427
Wolseley PLC	12,922	697,178
TOTAL BAILIWICK OF JERSEY		2,254,605
Belgium - 2.5%
Anheuser-Busch InBev SA NV	54,071	5,182,316
Gimv NV	1,919	95,399
KBC Ancora (a)	4,181	158,961
KBC Groupe SA	44,565	2,635,897
UCB SA	8,488	600,893
TOTAL BELGIUM		8,673,466
Bermuda - 1.3%
China Foods Ltd. (a)	236,000	83,289
Credicorp Ltd.	4,100	540,872
Hongkong Land Holdings Ltd.	77,000	463,498
Lazard Ltd. Class A	17,000	726,920
Shangri-La Asia Ltd.	308,000	511,760
Texwinca Holdings Ltd.	878,000	842,513
Common Stocks - continued
	Shares	Value
Bermuda - continued
Trinity Ltd.	586,000	$ 168,317
Yue Yuen Industrial (Holdings) Ltd.	352,000	1,088,127
TOTAL BERMUDA		4,425,296
Brazil - 1.8%
Arezzo Industria e Comercio SA	3,000	32,322
Banco Bradesco SA	94,810	1,127,545
BM&F Bovespa SA	185,300	736,363
BTG Pactual Participations Ltd. unit	37,800	394,721
Cyrela Brazil Realty SA	111,700	660,966
Fleury SA	99,800	763,000
Iguatemi Empresa de Shopping Centers SA	88,000	730,766
Natura Cosmeticos SA	38,600	628,125
Telefonica Brasil SA	45,800	748,894
Tractebel Energia SA	46,200	660,479
TOTAL BRAZIL		6,483,181
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	18,923	49,383
Canada - 0.1%
Pason Systems, Inc.	6,400	144,521
ShawCor Ltd. Class A	1,600	58,426
TOTAL CANADA		202,947
Cayman Islands - 2.4%
Ginko International Co. Ltd.	23,000	425,063
Goodbaby International Holdings Ltd.	1,272,000	635,689
Gourmet Master Co. Ltd.	129,000	777,490
Hengan International Group Co. Ltd.	64,500	696,608
Mindray Medical International Ltd. sponsored ADR (d)	19,400	679,776
Sands China Ltd.	271,200	2,090,641
SITC International Holdings Co. Ltd.	958,000	425,706
Tencent Holdings Ltd.	12,200	854,053
Wynn Macau Ltd.	397,200	1,695,971
TOTAL CAYMAN ISLANDS		8,280,997
Chile - 0.9%
Aguas Andinas SA	293,254	187,435
Cencosud SA	188,093	531,680
Compania Cervecerias Unidas SA sponsored ADR	46,655	998,417
Common Stocks - continued
	Shares	Value
Chile - continued
Embotelladora Andina SA sponsored ADR	21,300	$ 474,777
Quinenco SA	371,414	819,168
TOTAL CHILE		3,011,477
China - 1.4%
China Communications Services Corp. Ltd. (H Shares)	888,000	480,383
China Construction Bank Corp. (H Shares)	2,156,000	1,496,798
China Pacific Insurance Group Co. Ltd. (H Shares)	263,000	958,667
China Telecom Corp. Ltd. (H Shares)	1,588,000	729,607
Dongfeng Motor Group Co. Ltd. (H Shares)	390,000	575,672
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	624,000	731,394
TOTAL CHINA		4,972,521
Denmark - 1.3%
A.P. Moller - Maersk A/S Series B	86	959,114
Jyske Bank A/S (Reg.) (a)	12,854	657,291
Novo Nordisk A/S Series B sponsored ADR	74,000	2,935,580
Spar Nord Bank A/S	12,331	110,552
TOTAL DENMARK		4,662,537
Finland - 0.9%
Nokia Corp. (a)	71,216	492,873
Nokian Tyres PLC	24,758	1,045,142
Sampo Oyj (A Shares)	25,699	1,194,045
Tikkurila Oyj	17,580	441,009
TOTAL FINLAND		3,173,069
France - 6.8%
Arkema SA	7,313	780,561
Atos Origin SA	11,933	1,044,342
AXA SA	89,676	2,358,447
BNP Paribas SA	31,854	2,468,138
Cap Gemini SA	11,202	764,019
Carrefour SA	23,697	816,741
GDF Suez	48,469	1,071,090
Havas SA	70,377	552,135
Laurent-Perrier Group SA	859	82,140
Remy Cointreau SA	7,981	596,109
Renault SA	10,311	900,581
Safran SA	21,914	1,559,344
Saft Groupe SA	2,521	88,266
Sanofi SA	40,562	3,965,381
Schneider Electric SA	6,641	536,418
Common Stocks - continued
	Shares	Value
France - continued
Total SA	74,757	$ 4,265,013
Vetoquinol SA	1,500	72,891
Virbac SA	410	91,627
Vivendi SA	70,727	1,902,067
TOTAL FRANCE		23,915,310
Germany - 4.1%
alstria office REIT-AG	2,900	37,638
BASF AG	27,211	2,918,709
Bayer AG	24,125	3,185,085
Bilfinger Berger AG	1,120	129,167
CompuGroup Medical AG	5,646	150,392
Continental AG	4,083	879,702
CTS Eventim AG	4,083	208,650
Deutsche Lufthansa AG (a)	25,051	596,835
Deutsche Post AG	23,391	809,823
Fielmann AG	1,079	120,524
Fresenius SE & Co. KGaA	6,300	982,656
Linde AG	16,349	3,098,010
Siemens AG (d)	7,777	983,900
Siemens AG sponsored ADR (d)	2,769	349,697
TOTAL GERMANY		14,450,788
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	3,944	105,854
Hong Kong - 0.9%
China Insurance International Holdings Co. Ltd. (a)	442,600	774,171
Dah Chong Hong Holdings Ltd.	1,091,000	642,195
Hysan Development Co. Ltd.	59,000	233,301
Lenovo Group Ltd.	856,000	1,109,168
Wing Hang Bank Ltd.	37,562	535,093
TOTAL HONG KONG		3,293,928
India - 3.2%
Container Corp. of India Ltd.	40,956	501,141
Grasim Industries Ltd.	21,573	914,921
Hindalco Industries Ltd.	280,042	489,355
Housing Development Finance Corp. Ltd.	142,813	1,840,433
IDFC Ltd.	389,524	578,319
Infosys Ltd.	29,950	1,762,550
Jyothy Laboratories Ltd. (a)	32,119	110,478
Kotak Mahindra Bank Ltd.	64,386	673,895
Common Stocks - continued
	Shares	Value
India - continued
Larsen & Toubro Ltd.	70,771	$ 1,112,808
NTPC Ltd.	679,017	1,371,827
Prestige Estates Projects Ltd.	349,469	778,497
Punjab National Bank	69,987	625,949
Shriram Transport Finance Co. Ltd.	49,948	497,385
TOTAL INDIA		11,257,558
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	1,307,200	893,315
PT Semen Gresik (Persero) Tbk	22,900	26,605
PT Wijaya Karya Persero Tbk	3,131,700	497,889
TOTAL INDONESIA		1,417,809
Ireland - 0.9%
CRH PLC sponsored ADR	49,529	1,282,801
FBD Holdings PLC	5,372	128,965
James Hardie Industries PLC:
CDI	9,656	109,139
sponsored ADR	28,255	1,583,128
TOTAL IRELAND		3,104,033
Israel - 0.1%
Azrieli Group	13,596	431,183
Ituran Location & Control Ltd.	1,761	39,094
Strauss Group Ltd.	2,359	41,634
TOTAL ISRAEL		511,911
Italy - 0.7%
Azimut Holding SpA	21,114	611,674
Beni Stabili SpA SIIQ	167,010	123,886
Interpump Group SpA	58,891	762,492
Prada SpA	83,100	609,566
Unione di Banche Italiane ScpA	55,751	407,161
TOTAL ITALY		2,514,779
Japan - 14.3%
AEON Mall Co. Ltd.	41,530	1,220,818
Air Water, Inc.	3,000	44,210
Aozora Bank Ltd.	291,000	829,306
Artnature, Inc.	4,000	112,180
Asahi Co. Ltd.	4,100	55,769
Astellas Pharma, Inc.	11,800	729,218
Autobacs Seven Co. Ltd.	4,400	71,038
Common Stocks - continued
	Shares	Value
Japan - continued
Azbil Corp.	4,200	$ 99,323
Coca-Cola Central Japan Co. Ltd.	20,500	503,748
Cosmos Pharmaceutical Corp.	800	100,082
Daikin Industries Ltd.	9,200	527,710
Daikokutenbussan Co. Ltd.	5,000	138,170
DENSO Corp.	104,900	5,394,854
Dentsu, Inc.	14,200	557,016
East Japan Railway Co.	18,500	1,366,426
Fanuc Corp.	7,300	1,183,035
Fast Retailing Co. Ltd.	4,300	1,564,248
FCC Co. Ltd.	1,800	34,504
Glory Ltd.	2,000	49,570
Goldcrest Co. Ltd.	6,560	160,407
Harmonic Drive Systems, Inc.	3,000	87,698
Hitachi Ltd.	122,000	930,055
Honda Motor Co. Ltd.	34,700	1,300,666
Hoya Corp.	33,700	931,258
Iida Group Holdings Co. Ltd. (a)	3,924	68,479
Itochu Corp.	122,100	1,491,729
Iwatsuka Confectionary Co. Ltd.	1,200	66,588
Japan Tobacco, Inc.	58,900	1,818,211
KDDI Corp.	20,100	1,106,749
Keyence Corp.	6,121	2,513,360
Kobayashi Pharmaceutical Co. Ltd.	1,700	92,216
Kyoto Kimono Yuzen Co. Ltd.	2,800	29,592
Lasertec Corp.	5,500	58,352
Meiko Network Japan Co. Ltd.	2,700	29,601
Miraial Co. Ltd.	2,400	35,614
Mitsubishi Electric Corp.	70,000	790,665
Mitsui Fudosan Co. Ltd.	71,000	2,242,133
Nabtesco Corp.	3,300	73,157
Nagaileben Co. Ltd.	5,100	84,972
ND Software Co. Ltd.	3,000	63,081
Nihon M&A Center, Inc.	2,100	174,395
Nihon Parkerizing Co. Ltd.	7,000	151,327
Nippon Seiki Co. Ltd.	6,000	112,534
Nippon Telegraph & Telephone Corp.	25,400	1,359,462
NS Tool Co. Ltd.	1,900	32,502
OBIC Co. Ltd.	3,800	117,313
Omron Corp.	15,100	597,015
ORIX Corp.	62,900	954,075
OSG Corp.	10,200	188,818
Common Stocks - continued
	Shares	Value
Japan - continued
Santen Pharmaceutical Co. Ltd.	6,300	$ 263,901
Seven & i Holdings Co., Ltd.	27,900	1,099,790
Seven Bank Ltd.	418,900	1,596,673
Shinsei Bank Ltd.	569,000	1,150,245
SHO-BOND Holdings Co. Ltd.	20,000	947,311
Shoei Co. Ltd.	5,900	81,653
SoftBank Corp.	45,800	3,315,776
Software Service, Inc.	1,000	36,137
Sony Financial Holdings, Inc.	49,200	795,905
Sumitomo Mitsui Financial Group, Inc.	61,600	2,853,690
Sumitomo Mitsui Trust Holdings, Inc.	195,000	925,105
Techno Medica Co. Ltd.	1,800	37,227
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	97,971
TKC Corp.	2,000	37,172
Tocalo Co. Ltd.	2,800	46,491
Tokyo Tatemono Co. Ltd.	57,000	528,844
Tsutsumi Jewelry Co. Ltd.	2,000	45,925
Unicharm Corp.	13,900	755,179
USS Co. Ltd.	163,500	2,233,682
Workman Co. Ltd.	2,000	74,912
Yamato Kogyo Co. Ltd.	23,100	683,715
TOTAL JAPAN		49,850,553
Kenya - 0.1%
Safaricom Ltd.	2,813,700	357,812
Korea (South) - 3.6%
Coway Co. Ltd.	2,597	166,588
E-Mart Co. Ltd.	3,678	877,538
Hyundai Motor Co.	7,498	1,610,761
Kiwoom Securities Co. Ltd.	14,720	738,225
Korea Electric Power Corp. (a)	35,740	1,153,594
Korea Plant Service & Engineering Co. Ltd.	20,706	1,070,948
KT Corp.	35,240	1,009,475
LG Chemical Ltd.	3,088	732,231
LG Corp.	18,422	969,767
LG Household & Health Care Ltd.	2,137	936,624
Naver Corp.	1,151	718,868
Samsung Fire & Marine Insurance Co. Ltd.	3,584	818,933
Shinhan Financial Group Co. Ltd.	28,200	1,177,991
TK Corp. (a)	33,393	606,173
TOTAL KOREA (SOUTH)		12,587,716
Common Stocks - continued
	Shares	Value
Luxembourg - 0.5%
Millicom International Cellular SA (depository receipt)	10,900	$ 1,061,483
RTL Group SA	4,939	602,175
TOTAL LUXEMBOURG		1,663,658
Malaysia - 0.2%
YTL Corp. Bhd	1,408,200	646,892
Mexico - 0.9%
Banregio Grupo Financiero S.A.B. de CV	94,800	518,799
Bolsa Mexicana de Valores S.A.B. de CV	273,500	553,585
Consorcio ARA S.A.B. de CV (a)	1,625,055	640,350
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,633	508,322
Kimberly-Clark de Mexico SA de CV Series A	190,400	485,467
Megacable Holdings S.A.B. de CV unit	124,100	447,721
TOTAL MEXICO		3,154,244
Netherlands - 1.6%
Aalberts Industries NV	7,600	237,854
ASM International NV (depositary receipt)	1,450	48,358
Heijmans NV (Certificaten Van Aandelen)	8,481	138,347
ING Groep NV (Certificaten Van Aandelen) (a)	208,623	2,755,283
Koninklijke Philips Electronics NV	25,477	883,903
Royal DSM NV	11,336	751,142
Unilever NV (Certificaten Van Aandelen) (Bearer)	16,000	596,989
VastNed Retail NV	3,138	150,244
TOTAL NETHERLANDS		5,562,120
Nigeria - 0.2%
Guaranty Trust Bank PLC	3,514,101	594,109
Norway - 0.3%
Telenor ASA	49,808	1,033,063
Philippines - 0.4%
Jollibee Food Corp.	14,560	48,774
Security Bank Corp.	251,956	633,013
SM Investments Corp.	42,170	654,739
TOTAL PHILIPPINES		1,336,526
Portugal - 0.4%
Jeronimo Martins SGPS SA	75,269	1,289,752
Common Stocks - continued
	Shares	Value
Russia - 0.5%
Moscow Exchange MICEX-RTS OAO	298,800	$ 525,045
Sberbank (Savings Bank of the Russian Federation)	410,200	1,105,686
TOTAL RUSSIA		1,630,731
Singapore - 0.5%
Ezion Holdings Ltd.	398,800	701,830
Singapore Telecommunications Ltd.	329,000	907,651
TOTAL SINGAPORE		1,609,481
South Africa - 1.9%
African Bank Investments Ltd.	1,144,507	1,102,122
Bidvest Group Ltd.	34,900	776,177
Clicks Group Ltd.	132,095	675,008
Nampak Ltd.	25,130	78,456
Naspers Ltd. Class N	18,400	1,880,604
Remgro Ltd.	34,900	582,572
Shoprite Holdings Ltd.	56,000	719,183
Standard Bank Group Ltd.	85,671	901,699
TOTAL SOUTH AFRICA		6,715,821
Spain - 1.2%
Amadeus IT Holding SA Class A	19,364	766,642
Grifols SA	1,546	80,161
Inditex SA	15,362	2,293,563
International Consolidated Airlines Group SA CDI (a)	99,700	682,958
Prosegur Compania de Seguridad SA (Reg.)	79,176	476,260
TOTAL SPAIN		4,299,584
Sweden - 3.3%
ASSA ABLOY AB (B Shares)	37,000	1,846,781
Atlas Copco AB (A Shares)	56,059	1,523,110
Fagerhult AB	15,485	517,632
H&M Hennes & Mauritz AB (B Shares)	47,310	2,039,311
Intrum Justitia AB	28,363	800,921
Nordea Bank AB	130,107	1,741,671
SKF AB (B Shares)	41,000	1,087,050
Svenska Cellulosa AB (SCA) (B Shares)	32,376	921,654
Svenska Handelsbanken AB (A Shares)	24,015	1,142,210
TOTAL SWEDEN		11,620,340
Switzerland - 7.6%
Credit Suisse Group AG	16,659	501,951
Nestle SA	93,946	6,808,388
Common Stocks - continued
	Shares	Value
Switzerland - continued
Novartis AG	53,803	$ 4,252,635
Roche Holding AG (participation certificate)	20,842	5,718,330
Schindler Holding AG:
(participation certificate)	6,511	944,352
(Reg.)	2,001	294,197
Swatch Group AG (Bearer)	1,560	929,995
Swiss Re Ltd.	17,540	1,516,722
Syngenta AG (Switzerland)	2,079	734,993
UBS AG (NY Shares)	251,097	4,989,297
Zehnder Group AG	863	38,788
TOTAL SWITZERLAND		26,729,648
Taiwan - 2.0%
China Life Insurance Co. Ltd.	608,000	578,714
Chroma ATE, Inc.	354,116	759,932
CTCI Corp.	369,000	501,210
King Slide Works Co. Ltd.	59,000	643,733
President Chain Store Corp.	59,000	394,569
Taiwan Semiconductor Manufacturing Co. Ltd.	676,035	2,325,018
Unified-President Enterprises Corp.	654,988	1,073,552
Wowprime Corp.	38,200	618,053
TOTAL TAIWAN		6,894,781
Thailand - 0.1%
Minor International PCL (For. Reg.)	802,000	505,315
Turkey - 0.6%
Albaraka Turk Katilim Bankasi A/S (a)	88,907	56,240
Coca-Cola Icecek A/S	33,889	709,082
Enka Insaat ve Sanayi A/S	317,062	903,247
Turkiye Garanti Bankasi A/S	122,143	323,381
TOTAL TURKEY		1,991,950
United Kingdom - 17.4%
Advanced Computer Software Group PLC	20,000	37,810
AstraZeneca PLC (United Kingdom)	19,535	1,238,796
Babcock International Group PLC	45,500	1,039,685
BAE Systems PLC	150,221	1,059,655
Barclays PLC	488,761	2,181,955
Barclays PLC sponsored ADR	57,233	1,024,471
Bellway PLC	5,928	151,438
Berendsen PLC	7,328	111,430
BG Group PLC	104,627	1,757,802
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BHP Billiton PLC	89,609	$ 2,637,964
Britvic PLC	9,817	111,838
BT Group PLC	167,425	1,054,289
Bunzl PLC	43,457	991,573
Compass Group PLC	74,914	1,121,291
Dechra Pharmaceuticals PLC	9,000	103,788
Derwent London PLC	2,000	81,866
Elementis PLC	32,808	138,015
GlaxoSmithKline PLC	129,697	3,333,756
GlaxoSmithKline PLC sponsored ADR	7,615	392,477
Great Portland Estates PLC	17,772	176,607
Hilton Food Group PLC	5,400	40,834
HSBC Holdings PLC sponsored ADR	86,626	4,460,373
Imperial Tobacco Group PLC	51,610	1,886,031
InterContinental Hotel Group PLC ADR	64,747	2,100,393
ITV PLC	308,219	995,629
Johnson Matthey PLC	31,177	1,655,948
Kingfisher PLC	146,827	892,099
Legal & General Group PLC	383,552	1,357,512
Meggitt PLC	15,735	133,343
National Grid PLC	150,191	1,944,162
Next PLC	7,800	801,401
Persimmon PLC	4,537	97,928
Prudential PLC	191,482	3,854,564
Reckitt Benckiser Group PLC	30,951	2,321,670
Reed Elsevier PLC	96,813	1,411,668
Rexam PLC	96,188	779,549
Rolls-Royce Group PLC	155,422	3,032,764
Rotork PLC	16,703	676,017
Royal Dutch Shell PLC Class A sponsored ADR	47,089	3,253,850
SABMiller PLC	51,863	2,336,058
Serco Group PLC	8,207	58,971
Shaftesbury PLC	53,037	543,178
Spectris PLC	5,170	188,847
Spirax-Sarco Engineering PLC	4,807	230,745
Standard Chartered PLC (United Kingdom)	22,073	449,944
Taylor Wimpey PLC	289,887	534,684
Ted Baker PLC	2,575	90,629
Tullow Oil PLC	48,700	632,858
Ultra Electronics Holdings PLC	4,101	132,001
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC	76,402	$ 514,698
Vodafone Group PLC sponsored ADR	123,432	4,574,390
TOTAL UNITED KINGDOM		60,729,244
United States of America - 6.3%
AbbVie, Inc.	15,429	759,570
ANSYS, Inc. (a)	400	31,412
Autoliv, Inc.	19,454	1,763,894
Berkshire Hathaway, Inc. Class B (a)	5,116	570,946
BorgWarner, Inc.	31,394	1,685,858
Broadridge Financial Solutions, Inc.	1,140	41,371
Cabot Corp.	11,166	543,449
Cummins, Inc.	6,991	887,717
Dril-Quip, Inc. (a)	770	77,431
Evercore Partners, Inc. Class A	2,160	120,614
FMC Technologies, Inc. (a)	11,403	563,764
Google, Inc. Class A (a)	1,040	1,228,209
Greenhill & Co., Inc.	1,420	73,769
Kansas City Southern	517	54,590
Kennedy-Wilson Holdings, Inc.	5,183	124,496
Martin Marietta Materials, Inc.	9,780	1,066,118
MasterCard, Inc. Class A	26,690	2,019,899
Mead Johnson Nutrition Co. Class A	18,200	1,399,398
Mohawk Industries, Inc. (a)	7,035	1,000,236
National Oilwell Varco, Inc.	4,846	363,498
Oceaneering International, Inc.	950	64,743
Philip Morris International, Inc.	10,700	836,098
PriceSmart, Inc.	8,985	816,737
ResMed, Inc.	17,820	777,130
ResMed, Inc. CDI	57,971	254,721
Solera Holdings, Inc.	16,594	1,108,977
SS&C Technologies Holdings, Inc. (a)	19,854	770,732
Union Pacific Corp.	4,300	749,232
Visa, Inc. Class A	10,101	2,176,058
TOTAL UNITED STATES OF AMERICA		21,930,667
TOTAL COMMON STOCKS (Cost $296,788,752)		342,477,524
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
Germany - 0.5%
Sartorius AG (non-vtg.)	800	$ 106,224
Volkswagen AG	6,590	1,671,376
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,350,747)		1,777,600
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.10% (b)	3,604,635	3,604,635
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,828,472	1,828,472
TOTAL MONEY MARKET FUNDS (Cost $5,433,107)		5,433,107
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $303,572,606)		349,688,231
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(250,067)
NET ASSETS - 100%		$ 349,438,164
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,363
Fidelity Securities Lending Cash Central Fund	23,119
Total	$ 24,482
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,402,480	$ 38,018,917	$ 15,383,563	$ -
Consumer Staples	41,144,676	20,006,652	21,138,024	-
Energy	11,883,736	6,916,893	4,966,843	-
Financials	83,144,680	46,180,597	36,964,083	-
Health Care	35,870,290	12,450,454	23,419,836	-
Industrials	45,899,657	29,442,150	16,457,507	-
Information Technology	23,569,884	12,191,181	11,378,703	-
Materials	21,965,664	15,272,132	6,693,532	-
Telecommunication Services	20,338,578	10,158,092	10,180,486	-
Utilities	7,035,479	1,919,004	5,116,475	-
Money Market Funds	5,433,107	5,433,107	-	-
Total Investments in Securities:	$ 349,688,231	$ 197,989,179	$ 151,699,052	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 40,961,661
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $305,318,662. Net unrealized appreciation aggregated $44,369,569, of which $56,127,193 related to appreciated investment securities and $11,757,624 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Canada Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855814.106

ACAN-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 2.8%
Magna International, Inc. Class A (sub. vtg.)	760,000	$ 64,553,086
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	150,000	10,668,000
Tim Hortons, Inc. (Canada)	110,300	5,719,259
		16,387,259
Household Durables - 0.2%
Brookfield Residential Properties, Inc. (a)	150,000	3,393,001
Media - 1.9%
CBS Corp. Class B	110,000	6,459,200
Cineplex, Inc.	350,000	12,720,988
Comcast Corp. Class A	200,000	10,890,000
Corus Entertainment, Inc. Class B (non-vtg.)	250,000	5,551,066
Quebecor, Inc. Class B (sub. vtg.)	400,000	8,518,967
		44,140,221
Multiline Retail - 1.3%
Canadian Tire Ltd. Class A (non-vtg.)	30,000	2,560,808
Dollarama, Inc.	353,467	26,658,791
		29,219,599
Textiles, Apparel & Luxury Goods - 2.1%
Gildan Activewear, Inc.	920,195	49,060,542
TOTAL CONSUMER DISCRETIONARY		206,753,708
CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 4.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	940,200	69,365,867
CVS Caremark Corp.	100,000	6,772,000
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,350,000	23,369,697
Metro, Inc. Class A (sub. vtg.)	229,165	13,170,686
		112,678,250
ENERGY - 18.5%
Energy Equipment & Services - 0.2%
Calfrac Well Services Ltd.	100,000	2,677,441
Precision Drilling Corp.	100,000	895,174
Secure Energy Services, Inc.	100,000	1,456,341
		5,028,956
Oil, Gas & Consumable Fuels - 18.3%
ARC Resources Ltd. (d)	400,000	10,433,221
Cabot Oil & Gas Corp.	200,000	7,996,000
Canadian Natural Resources Ltd.	1,550,000	50,824,691
Cenovus Energy, Inc.	950,000	24,855,668
Crescent Point Energy Corp. (d)	633,400	21,906,683
Enbridge, Inc.	1,287,800	54,067,365
Imperial Oil Ltd.	400,000	16,359,147

	Shares	Value
Keyera Corp.	302,302	$ 17,914,193
Painted Pony Petroleum Ltd. (a)	50,000	328,620
Painted Pony Petroleum Ltd. (a)(e)	113,000	742,680
Pembina Pipeline Corp.	250,000	8,581,369
Peyto Exploration & Development Corp. (d)	450,000	13,187,879
Suncor Energy, Inc.	2,467,600	81,067,999
Talisman Energy, Inc.	1,300,000	13,995,062
Tourmaline Oil Corp. (a)	500,000	21,140,292
Tourmaline Oil Corp. (a)(e)	80,000	3,382,447
TransCanada Corp. (d)	1,060,000	46,083,232
Trilogy Energy Corp. (d)	100,000	2,297,643
Vermilion Energy, Inc.	400,000	22,022,896
Whitecap Resources, Inc.	150,000	1,590,572
		418,777,659
TOTAL ENERGY		423,806,615
FINANCIALS - 32.6%
Capital Markets - 0.7%
CI Financial Corp.	500,000	15,613,917
Commercial Banks - 22.6%
Bank of Montreal (d)	900,000	54,997,980
Bank of Nova Scotia	1,500,000	82,289,562
Canadian Imperial Bank of Commerce (d)	204,600	15,903,230
National Bank of Canada	150,000	11,237,710
Royal Bank of Canada	2,880,000	178,243,235
The Toronto-Dominion Bank	2,003,800	173,293,842
		515,965,559
Diversified Financial Services - 0.2%
Element Financial Corp. (a)	450,000	5,143,434
Insurance - 6.7%
Industrial Alliance Insurance and Financial Services, Inc.	100,000	3,980,247
Intact Financial Corp.	210,925	12,840,148
Manulife Financial Corp.	4,400,000	81,185,185
Sun Life Financial, Inc.	1,700,000	56,063,749
		154,069,329
Real Estate Management & Development - 2.4%
Brookfield Asset Management, Inc. Class A	1,450,000	55,070,707
TOTAL FINANCIALS		745,862,946
HEALTH CARE - 8.6%
Biotechnology - 0.9%
Amgen, Inc.	110,000	13,084,500
Biogen Idec, Inc. (a)	25,000	7,816,000
		20,900,500
Health Care Providers & Services - 1.1%
Catamaran Corp. (a)	506,468	24,642,425
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.6%
Actavis PLC (a)	40,000	$ 7,559,200
Jazz Pharmaceuticals PLC (a)	90,000	13,649,400
Valeant Pharmaceuticals International (Canada) (a)	951,471	129,109,596
		150,318,196
TOTAL HEALTH CARE		195,861,121
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.2%
MacDonald Dettwiler & Associates Ltd.	50,000	3,551,964
Airlines - 0.7%
Air Canada Class A (a)	1,492,000	10,422,231
Delta Air Lines, Inc.	200,000	6,122,000
		16,544,231
Professional Services - 1.0%
Stantec, Inc.	380,000	23,125,836
Road & Rail - 5.6%
Canadian National Railway Co.	1,500,000	80,282,828
Canadian Pacific Railway Ltd.	320,000	48,510,707
		128,793,535
TOTAL INDUSTRIALS		172,015,566
INFORMATION TECHNOLOGY - 4.8%
Electronic Equipment & Components - 0.2%
Avigilon Corp. (a)(d)	140,000	4,031,246
IT Services - 1.9%
Alliance Data Systems Corp. (a)(d)	30,000	7,189,800
CGI Group, Inc. Class A (sub. vtg.) (a)	690,000	21,169,293
Davis + Henderson Corp.	130,000	3,265,903
Visa, Inc. Class A	50,000	10,771,500
		42,396,496
Software - 2.7%
Constellation Software, Inc.	65,000	13,967,632
Open Text Corp.	240,407	23,821,609
salesforce.com, Inc. (a)	100,000	6,053,000
ServiceNow, Inc. (a)	100,000	6,343,000
Splunk, Inc. (a)	160,000	12,324,800
		62,510,041
TOTAL INFORMATION TECHNOLOGY		108,937,783
MATERIALS - 8.3%
Chemicals - 0.9%
Methanex Corp.	350,000	20,932,435
Containers & Packaging - 0.5%
CCL Industries, Inc. Class B	150,000	10,821,549

	Shares	Value
Metals & Mining - 5.4%
Agnico Eagle Mines Ltd. (Canada)	716,000	$ 22,281,984
Barrick Gold Corp.	1,400,000	26,975,533
Eldorado Gold Corp.	700,000	4,449,832
First Quantum Minerals Ltd.	560,000	10,020,920
Franco-Nevada Corp.	400,000	19,411,897
Goldcorp, Inc.	1,600,000	39,922,783
		123,062,949
Paper & Forest Products - 1.5%
West Fraser Timber Co. Ltd.	700,000	35,944,332
TOTAL MATERIALS		190,761,265
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.2%
BCE, Inc. (d)	1,000,000	41,984,287
TELUS Corp.	300,000	10,486,195
TELUS Corp. (a)	600,000	20,972,391
		73,442,873
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	600,000	25,239,057
TOTAL TELECOMMUNICATION SERVICES		98,681,930
TOTAL COMMON STOCKS (Cost $1,729,231,061)		2,255,359,184
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.10% (b)	11,398,782	11,398,782
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	91,674,794	91,674,794
TOTAL MONEY MARKET FUNDS (Cost $103,073,576)		103,073,576
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,832,304,637)		2,358,432,760
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(69,251,339)
NET ASSETS - 100%		$ 2,289,181,421
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,125,127 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,503
Fidelity Securities Lending Cash Central Fund	468,041
Total	$ 482,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,859,079,261. Net unrealized appreciation aggregated $499,353,499, of which $558,810,872 related to appreciated investment securities and $59,457,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

January 31, 2014

1.813011.109

CAN-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 2.8%
Magna International, Inc. Class A (sub. vtg.)	760,000	$ 64,553,086
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	150,000	10,668,000
Tim Hortons, Inc. (Canada)	110,300	5,719,259
		16,387,259
Household Durables - 0.2%
Brookfield Residential Properties, Inc. (a)	150,000	3,393,001
Media - 1.9%
CBS Corp. Class B	110,000	6,459,200
Cineplex, Inc.	350,000	12,720,988
Comcast Corp. Class A	200,000	10,890,000
Corus Entertainment, Inc. Class B (non-vtg.)	250,000	5,551,066
Quebecor, Inc. Class B (sub. vtg.)	400,000	8,518,967
		44,140,221
Multiline Retail - 1.3%
Canadian Tire Ltd. Class A (non-vtg.)	30,000	2,560,808
Dollarama, Inc.	353,467	26,658,791
		29,219,599
Textiles, Apparel & Luxury Goods - 2.1%
Gildan Activewear, Inc.	920,195	49,060,542
TOTAL CONSUMER DISCRETIONARY		206,753,708
CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 4.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	940,200	69,365,867
CVS Caremark Corp.	100,000	6,772,000
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,350,000	23,369,697
Metro, Inc. Class A (sub. vtg.)	229,165	13,170,686
		112,678,250
ENERGY - 18.5%
Energy Equipment & Services - 0.2%
Calfrac Well Services Ltd.	100,000	2,677,441
Precision Drilling Corp.	100,000	895,174
Secure Energy Services, Inc.	100,000	1,456,341
		5,028,956
Oil, Gas & Consumable Fuels - 18.3%
ARC Resources Ltd. (d)	400,000	10,433,221
Cabot Oil & Gas Corp.	200,000	7,996,000
Canadian Natural Resources Ltd.	1,550,000	50,824,691
Cenovus Energy, Inc.	950,000	24,855,668
Crescent Point Energy Corp. (d)	633,400	21,906,683
Enbridge, Inc.	1,287,800	54,067,365
Imperial Oil Ltd.	400,000	16,359,147

	Shares	Value
Keyera Corp.	302,302	$ 17,914,193
Painted Pony Petroleum Ltd. (a)	50,000	328,620
Painted Pony Petroleum Ltd. (a)(e)	113,000	742,680
Pembina Pipeline Corp.	250,000	8,581,369
Peyto Exploration & Development Corp. (d)	450,000	13,187,879
Suncor Energy, Inc.	2,467,600	81,067,999
Talisman Energy, Inc.	1,300,000	13,995,062
Tourmaline Oil Corp. (a)	500,000	21,140,292
Tourmaline Oil Corp. (a)(e)	80,000	3,382,447
TransCanada Corp. (d)	1,060,000	46,083,232
Trilogy Energy Corp. (d)	100,000	2,297,643
Vermilion Energy, Inc.	400,000	22,022,896
Whitecap Resources, Inc.	150,000	1,590,572
		418,777,659
TOTAL ENERGY		423,806,615
FINANCIALS - 32.6%
Capital Markets - 0.7%
CI Financial Corp.	500,000	15,613,917
Commercial Banks - 22.6%
Bank of Montreal (d)	900,000	54,997,980
Bank of Nova Scotia	1,500,000	82,289,562
Canadian Imperial Bank of Commerce (d)	204,600	15,903,230
National Bank of Canada	150,000	11,237,710
Royal Bank of Canada	2,880,000	178,243,235
The Toronto-Dominion Bank	2,003,800	173,293,842
		515,965,559
Diversified Financial Services - 0.2%
Element Financial Corp. (a)	450,000	5,143,434
Insurance - 6.7%
Industrial Alliance Insurance and Financial Services, Inc.	100,000	3,980,247
Intact Financial Corp.	210,925	12,840,148
Manulife Financial Corp.	4,400,000	81,185,185
Sun Life Financial, Inc.	1,700,000	56,063,749
		154,069,329
Real Estate Management & Development - 2.4%
Brookfield Asset Management, Inc. Class A	1,450,000	55,070,707
TOTAL FINANCIALS		745,862,946
HEALTH CARE - 8.6%
Biotechnology - 0.9%
Amgen, Inc.	110,000	13,084,500
Biogen Idec, Inc. (a)	25,000	7,816,000
		20,900,500
Health Care Providers & Services - 1.1%
Catamaran Corp. (a)	506,468	24,642,425
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.6%
Actavis PLC (a)	40,000	$ 7,559,200
Jazz Pharmaceuticals PLC (a)	90,000	13,649,400
Valeant Pharmaceuticals International (Canada) (a)	951,471	129,109,596
		150,318,196
TOTAL HEALTH CARE		195,861,121
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.2%
MacDonald Dettwiler & Associates Ltd.	50,000	3,551,964
Airlines - 0.7%
Air Canada Class A (a)	1,492,000	10,422,231
Delta Air Lines, Inc.	200,000	6,122,000
		16,544,231
Professional Services - 1.0%
Stantec, Inc.	380,000	23,125,836
Road & Rail - 5.6%
Canadian National Railway Co.	1,500,000	80,282,828
Canadian Pacific Railway Ltd.	320,000	48,510,707
		128,793,535
TOTAL INDUSTRIALS		172,015,566
INFORMATION TECHNOLOGY - 4.8%
Electronic Equipment & Components - 0.2%
Avigilon Corp. (a)(d)	140,000	4,031,246
IT Services - 1.9%
Alliance Data Systems Corp. (a)(d)	30,000	7,189,800
CGI Group, Inc. Class A (sub. vtg.) (a)	690,000	21,169,293
Davis + Henderson Corp.	130,000	3,265,903
Visa, Inc. Class A	50,000	10,771,500
		42,396,496
Software - 2.7%
Constellation Software, Inc.	65,000	13,967,632
Open Text Corp.	240,407	23,821,609
salesforce.com, Inc. (a)	100,000	6,053,000
ServiceNow, Inc. (a)	100,000	6,343,000
Splunk, Inc. (a)	160,000	12,324,800
		62,510,041
TOTAL INFORMATION TECHNOLOGY		108,937,783
MATERIALS - 8.3%
Chemicals - 0.9%
Methanex Corp.	350,000	20,932,435
Containers & Packaging - 0.5%
CCL Industries, Inc. Class B	150,000	10,821,549

	Shares	Value
Metals & Mining - 5.4%
Agnico Eagle Mines Ltd. (Canada)	716,000	$ 22,281,984
Barrick Gold Corp.	1,400,000	26,975,533
Eldorado Gold Corp.	700,000	4,449,832
First Quantum Minerals Ltd.	560,000	10,020,920
Franco-Nevada Corp.	400,000	19,411,897
Goldcorp, Inc.	1,600,000	39,922,783
		123,062,949
Paper & Forest Products - 1.5%
West Fraser Timber Co. Ltd.	700,000	35,944,332
TOTAL MATERIALS		190,761,265
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.2%
BCE, Inc. (d)	1,000,000	41,984,287
TELUS Corp.	300,000	10,486,195
TELUS Corp. (a)	600,000	20,972,391
		73,442,873
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	600,000	25,239,057
TOTAL TELECOMMUNICATION SERVICES		98,681,930
TOTAL COMMON STOCKS (Cost $1,729,231,061)		2,255,359,184
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.10% (b)	11,398,782	11,398,782
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	91,674,794	91,674,794
TOTAL MONEY MARKET FUNDS (Cost $103,073,576)		103,073,576
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,832,304,637)		2,358,432,760
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(69,251,339)
NET ASSETS - 100%		$ 2,289,181,421
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,125,127 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,503
Fidelity Securities Lending Cash Central Fund	468,041
Total	$ 482,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,859,079,261. Net unrealized appreciation aggregated $499,353,499, of which $558,810,872 related to appreciated investment securities and $59,457,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Japan Fund

1.813049.109

AJPNA-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 24.5%
Auto Components - 4.4%
Bridgestone Corp.	499,300	$ 17,926,036
Calsonic Kansei Corp.	895,000	4,449,586
		22,375,622
Automobiles - 15.2%
Honda Motor Co. Ltd.	519,600	19,476,255
Isuzu Motors Ltd.	1,894,000	11,212,062
Nissan Motor Co. Ltd.	1,480,800	12,702,757
Suzuki Motor Corp.	286,800	7,434,380
Toyota Motor Corp.	479,100	27,413,940
		78,239,394
Hotels, Restaurants & Leisure - 0.3%
St. Marc Holdings Co. Ltd.	12,000	571,445
Toridoll.Corporation	139,700	1,202,272
		1,773,717
Household Durables - 0.6%
Fujitsu General Ltd.	266,000	3,164,879
Media - 0.5%
Daiichikosho Co. Ltd.	19,400	604,711
Tohokushinsha Film Corp.	211,200	1,942,536
		2,547,247
Multiline Retail - 1.3%
Marui Group Co. Ltd.	694,300	6,504,002
Specialty Retail - 0.5%
K's Denki Corp.	99,000	2,634,660
Textiles, Apparel & Luxury Goods - 1.7%
Onward Holdings Co. Ltd.	1,200,000	8,661,343
TOTAL CONSUMER DISCRETIONARY		125,900,864
CONSUMER STAPLES - 2.8%
Beverages - 0.5%
Asahi Group Holdings	95,600	2,599,758
Food & Staples Retailing - 2.3%
Seven & i Holdings Co., Ltd.	256,900	10,126,738
Valor Co. Ltd.	106,600	1,415,138
		11,541,876
TOTAL CONSUMER STAPLES		14,141,634
FINANCIALS - 19.6%
Commercial Banks - 10.4%
Mitsubishi UFJ Financial Group, Inc.	601,000	3,613,081
Mizuho Financial Group, Inc.	11,365,100	24,086,309
Sumitomo Mitsui Financial Group, Inc.	552,100	25,576,660
		53,276,050

	Shares	Value
Consumer Finance - 3.1%
ACOM Co. Ltd. (a)	1,061,500	$ 3,122,319
AEON Financial Service Co. Ltd.	551,600	12,792,025
		15,914,344
Diversified Financial Services - 0.5%
IBJ Leasing Co. Ltd.	101,100	2,639,694
Insurance - 2.7%
MS&AD Insurance Group Holdings, Inc.	603,200	13,975,661
Real Estate Management & Development - 2.9%
AEON Mall Co. Ltd.	74,500	2,190,006
Daibiru Corp.	184,400	2,084,579
Nomura Real Estate Holdings, Inc.	535,200	10,847,172
		15,121,757
TOTAL FINANCIALS		100,927,506
HEALTH CARE - 9.5%
Health Care Equipment & Supplies - 5.0%
ASAHI INTECC Co. Ltd.	69,500	2,799,355
Nihon Kohden Corp.	167,400	6,526,066
Sysmex Corp.	90,500	4,981,145
Terumo Corp.	240,100	11,149,633
		25,456,199
Health Care Providers & Services - 1.2%
Message Co. Ltd. (d)	191,600	6,383,524
Pharmaceuticals - 3.3%
Daiichi Sankyo Kabushiki Kaisha	760,400	12,674,205
Nippon Shinyaku Co. Ltd.	230,000	4,499,185
		17,173,390
TOTAL HEALTH CARE		49,013,113
INDUSTRIALS - 16.0%
Construction & Engineering - 1.3%
Kajima Corp.	508,000	1,871,451
Obayashi Corp.	349,000	2,060,403
Totetsu Kogyo Co. Ltd.	44,100	888,006
Toyo Engineering Corp.	454,000	1,977,923
		6,797,783
Electrical Equipment - 5.5%
Mitsubishi Electric Corp.	1,397,000	15,779,408
Nidec Corp.	112,800	12,549,685
		28,329,093
Industrial Conglomerates - 2.0%
Toshiba Corp.	2,461,000	10,230,845
Machinery - 5.9%
Makita Corp.	290,600	15,119,430
Shinmaywa Industries Ltd.	278,000	2,391,081
Sumitomo Heavy Industries Ltd.	2,725,000	12,617,453
		30,127,964
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
Hitachi Transport System Ltd.	130,400	$ 2,071,193
Trading Companies & Distributors - 0.9%
Sumitomo Corp.	355,700	4,432,140
TOTAL INDUSTRIALS		81,989,018
INFORMATION TECHNOLOGY - 13.3%
Computers & Peripherals - 1.5%
Japan Digital Laboratory Co.	77,400	1,154,073
NEC Corp.	1,592,000	4,600,626
Wacom Co. Ltd.	330,300	2,083,414
		7,838,113
Electronic Equipment & Components - 8.8%
Azbil Corp.	282,800	6,687,741
ESPEC Corp.	139,100	1,125,406
Hamamatsu Photonics K.K.	155,200	6,510,960
Horiba Ltd.	239,400	8,666,785
Shimadzu Corp.	1,400,000	12,424,727
TDK Corp.	179,400	8,094,791
Topcon Corp.	132,500	1,826,452
		45,336,862
Internet Software & Services - 0.2%
F@N Communications, Inc.	19,000	761,291
IT Services - 1.7%
Fujitsu Ltd. (a)	1,084,000	6,059,654
Otsuka Corp.	21,800	2,585,728
		8,645,382
Semiconductors & Semiconductor Equipment - 1.1%
Disco Corp.	57,900	4,033,747
NuFlare Technology, Inc.	17,800	1,857,346
		5,891,093
TOTAL INFORMATION TECHNOLOGY		68,472,741
MATERIALS - 9.6%
Chemicals - 7.9%
Asahi Kasei Corp.	1,730,000	13,090,878
Hitachi Chemical Co. Ltd.	219,800	3,151,685
Nihon Nohyaku Co. Ltd.	166,000	2,316,202
Shin-Etsu Chemical Co., Ltd.	58,100	3,216,705
Toray Industries, Inc.	2,873,000	18,759,140
		40,534,610

	Shares	Value
Metals & Mining - 1.7%
Nippon Steel & Sumitomo Metal Corp.	2,659,000	$ 8,065,363
Pacific Metals Co. Ltd.	209,000	727,230
		8,792,593
TOTAL MATERIALS		49,327,203
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
KDDI Corp.	207,100	11,403,373
UTILITIES - 1.6%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc. (a)	353,000	3,795,330
Tohoku Electric Power Co., Inc. (a)	398,000	4,292,618
		8,087,948
TOTAL COMMON STOCKS (Cost $509,567,657)		509,263,400
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.10% (b)	1,091,238	1,091,238
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,584,347	1,584,347
TOTAL MONEY MARKET FUNDS (Cost $2,675,585)		2,675,585
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $512,243,242)		511,938,985
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,184,217
NET ASSETS - 100%		$ 514,123,202
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,508
Fidelity Securities Lending Cash Central Fund	7,675
Total	$ 9,183
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 125,900,864	$ -	$ 125,900,864	$ -
Consumer Staples	14,141,634	-	14,141,634	-
Financials	100,927,506	-	100,927,506	-
Health Care	49,013,113	-	49,013,113	-
Industrials	81,989,018	-	81,989,018	-
Information Technology	68,472,741	-	68,472,741	-
Materials	49,327,203	-	49,327,203	-
Telecommunication Services	11,403,373	-	11,403,373	-
Utilities	8,087,948	-	8,087,948	-
Money Market Funds	2,675,585	2,675,585	-	-
Total Investments in Securities:	$ 511,938,985	$ 2,675,585	$ 509,263,400	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $514,193,534. Net unrealized depreciation aggregated $2,254,549, of which $40,572,735 related to appreciated investment securities and $42,827,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

January 31, 2014

1.813056.109

JPN-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 24.5%
Auto Components - 4.4%
Bridgestone Corp.	499,300	$ 17,926,036
Calsonic Kansei Corp.	895,000	4,449,586
		22,375,622
Automobiles - 15.2%
Honda Motor Co. Ltd.	519,600	19,476,255
Isuzu Motors Ltd.	1,894,000	11,212,062
Nissan Motor Co. Ltd.	1,480,800	12,702,757
Suzuki Motor Corp.	286,800	7,434,380
Toyota Motor Corp.	479,100	27,413,940
		78,239,394
Hotels, Restaurants & Leisure - 0.3%
St. Marc Holdings Co. Ltd.	12,000	571,445
Toridoll.Corporation	139,700	1,202,272
		1,773,717
Household Durables - 0.6%
Fujitsu General Ltd.	266,000	3,164,879
Media - 0.5%
Daiichikosho Co. Ltd.	19,400	604,711
Tohokushinsha Film Corp.	211,200	1,942,536
		2,547,247
Multiline Retail - 1.3%
Marui Group Co. Ltd.	694,300	6,504,002
Specialty Retail - 0.5%
K's Denki Corp.	99,000	2,634,660
Textiles, Apparel & Luxury Goods - 1.7%
Onward Holdings Co. Ltd.	1,200,000	8,661,343
TOTAL CONSUMER DISCRETIONARY		125,900,864
CONSUMER STAPLES - 2.8%
Beverages - 0.5%
Asahi Group Holdings	95,600	2,599,758
Food & Staples Retailing - 2.3%
Seven & i Holdings Co., Ltd.	256,900	10,126,738
Valor Co. Ltd.	106,600	1,415,138
		11,541,876
TOTAL CONSUMER STAPLES		14,141,634
FINANCIALS - 19.6%
Commercial Banks - 10.4%
Mitsubishi UFJ Financial Group, Inc.	601,000	3,613,081
Mizuho Financial Group, Inc.	11,365,100	24,086,309
Sumitomo Mitsui Financial Group, Inc.	552,100	25,576,660
		53,276,050

	Shares	Value
Consumer Finance - 3.1%
ACOM Co. Ltd. (a)	1,061,500	$ 3,122,319
AEON Financial Service Co. Ltd.	551,600	12,792,025
		15,914,344
Diversified Financial Services - 0.5%
IBJ Leasing Co. Ltd.	101,100	2,639,694
Insurance - 2.7%
MS&AD Insurance Group Holdings, Inc.	603,200	13,975,661
Real Estate Management & Development - 2.9%
AEON Mall Co. Ltd.	74,500	2,190,006
Daibiru Corp.	184,400	2,084,579
Nomura Real Estate Holdings, Inc.	535,200	10,847,172
		15,121,757
TOTAL FINANCIALS		100,927,506
HEALTH CARE - 9.5%
Health Care Equipment & Supplies - 5.0%
ASAHI INTECC Co. Ltd.	69,500	2,799,355
Nihon Kohden Corp.	167,400	6,526,066
Sysmex Corp.	90,500	4,981,145
Terumo Corp.	240,100	11,149,633
		25,456,199
Health Care Providers & Services - 1.2%
Message Co. Ltd. (d)	191,600	6,383,524
Pharmaceuticals - 3.3%
Daiichi Sankyo Kabushiki Kaisha	760,400	12,674,205
Nippon Shinyaku Co. Ltd.	230,000	4,499,185
		17,173,390
TOTAL HEALTH CARE		49,013,113
INDUSTRIALS - 16.0%
Construction & Engineering - 1.3%
Kajima Corp.	508,000	1,871,451
Obayashi Corp.	349,000	2,060,403
Totetsu Kogyo Co. Ltd.	44,100	888,006
Toyo Engineering Corp.	454,000	1,977,923
		6,797,783
Electrical Equipment - 5.5%
Mitsubishi Electric Corp.	1,397,000	15,779,408
Nidec Corp.	112,800	12,549,685
		28,329,093
Industrial Conglomerates - 2.0%
Toshiba Corp.	2,461,000	10,230,845
Machinery - 5.9%
Makita Corp.	290,600	15,119,430
Shinmaywa Industries Ltd.	278,000	2,391,081
Sumitomo Heavy Industries Ltd.	2,725,000	12,617,453
		30,127,964
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
Hitachi Transport System Ltd.	130,400	$ 2,071,193
Trading Companies & Distributors - 0.9%
Sumitomo Corp.	355,700	4,432,140
TOTAL INDUSTRIALS		81,989,018
INFORMATION TECHNOLOGY - 13.3%
Computers & Peripherals - 1.5%
Japan Digital Laboratory Co.	77,400	1,154,073
NEC Corp.	1,592,000	4,600,626
Wacom Co. Ltd.	330,300	2,083,414
		7,838,113
Electronic Equipment & Components - 8.8%
Azbil Corp.	282,800	6,687,741
ESPEC Corp.	139,100	1,125,406
Hamamatsu Photonics K.K.	155,200	6,510,960
Horiba Ltd.	239,400	8,666,785
Shimadzu Corp.	1,400,000	12,424,727
TDK Corp.	179,400	8,094,791
Topcon Corp.	132,500	1,826,452
		45,336,862
Internet Software & Services - 0.2%
F@N Communications, Inc.	19,000	761,291
IT Services - 1.7%
Fujitsu Ltd. (a)	1,084,000	6,059,654
Otsuka Corp.	21,800	2,585,728
		8,645,382
Semiconductors & Semiconductor Equipment - 1.1%
Disco Corp.	57,900	4,033,747
NuFlare Technology, Inc.	17,800	1,857,346
		5,891,093
TOTAL INFORMATION TECHNOLOGY		68,472,741
MATERIALS - 9.6%
Chemicals - 7.9%
Asahi Kasei Corp.	1,730,000	13,090,878
Hitachi Chemical Co. Ltd.	219,800	3,151,685
Nihon Nohyaku Co. Ltd.	166,000	2,316,202
Shin-Etsu Chemical Co., Ltd.	58,100	3,216,705
Toray Industries, Inc.	2,873,000	18,759,140
		40,534,610

	Shares	Value
Metals & Mining - 1.7%
Nippon Steel & Sumitomo Metal Corp.	2,659,000	$ 8,065,363
Pacific Metals Co. Ltd.	209,000	727,230
		8,792,593
TOTAL MATERIALS		49,327,203
TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
KDDI Corp.	207,100	11,403,373
UTILITIES - 1.6%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc. (a)	353,000	3,795,330
Tohoku Electric Power Co., Inc. (a)	398,000	4,292,618
		8,087,948
TOTAL COMMON STOCKS (Cost $509,567,657)		509,263,400
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.10% (b)	1,091,238	1,091,238
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,584,347	1,584,347
TOTAL MONEY MARKET FUNDS (Cost $2,675,585)		2,675,585
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $512,243,242)		511,938,985
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,184,217
NET ASSETS - 100%		$ 514,123,202
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,508
Fidelity Securities Lending Cash Central Fund	7,675
Total	$ 9,183
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 125,900,864	$ -	$ 125,900,864	$ -
Consumer Staples	14,141,634	-	14,141,634	-
Financials	100,927,506	-	100,927,506	-
Health Care	49,013,113	-	49,013,113	-
Industrials	81,989,018	-	81,989,018	-
Information Technology	68,472,741	-	68,472,741	-
Materials	49,327,203	-	49,327,203	-
Telecommunication Services	11,403,373	-	11,403,373	-
Utilities	8,087,948	-	8,087,948	-
Money Market Funds	2,675,585	2,675,585	-	-
Total Investments in Securities:	$ 511,938,985	$ 2,675,585	$ 509,263,400	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $514,193,534. Net unrealized depreciation aggregated $2,254,549, of which $40,572,735 related to appreciated investment securities and $42,827,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Emerging Markets Fund
Class A
Class T
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity® Total Emerging Markets Fund

1.931273.102

ATEK-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.8%
	Shares	Value
Argentina - 0.1%
Grupo Financiero Galicia SA sponsored ADR	10,070	$ 80,057
Austria - 0.6%
C.A.T. oil AG (Bearer)	8,831	200,928
Erste Group Bank AG	6,670	242,932
TOTAL AUSTRIA		443,860
Bailiwick of Jersey - 0.4%
Atrium European Real Estate Ltd.	44,921	252,397
Petrofac Ltd.	3,000	56,961
TOTAL BAILIWICK OF JERSEY		309,358
Bermuda - 1.1%
Aquarius Platinum Ltd. (Australia) (a)	102,222	67,896
BW Offshore Ltd.	209,473	230,247
Cosan Ltd. Class A	12,063	139,448
GP Investments Ltd. Class A (depositary receipt) (a)	83,222	162,082
Shangri-La Asia Ltd.	104,000	172,802
TOTAL BERMUDA		772,475
Brazil - 2.4%
Anhanguera Educacional Participacoes SA	24,500	128,934
BHG SA (Brazil Hospitality Group) (a)	7,900	41,411
BR Properties SA	24,020	168,411
Brasil Insurance Participacoes e Administracao SA	10,900	85,592
Estacio Participacoes SA	12,900	100,014
Fibria Celulose SA (a)	13,900	155,804
Localiza Rent A Car SA	18,000	227,494
Minerva SA (a)	46,700	212,479
Smiles SA	14,400	200,672
T4F Entretenimento SA (a)	29,400	61,523
Ultrapar Participacoes SA	16,000	353,382
TOTAL BRAZIL		1,735,716
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	3,300	123,387
Canada - 0.6%
First Quantum Minerals Ltd.	8,400	150,314
Goldcorp, Inc.	6,700	167,177
Pan American Silver Corp.	8,100	102,060
Torex Gold Resources, Inc. (a)	49,700	51,318
TOTAL CANADA		470,869
Common Stocks - continued
	Shares	Value
Cayman Islands - 6.0%
58.com, Inc. ADR	6,150	$ 231,302
Anta Sports Products Ltd.	160,000	233,700
Anton Oilfield Services Group	158,000	100,940
Bloomage BioTechnology Corp. Ltd.	2,500	6,746
China Liansu Group Holdings Ltd.	221,000	136,919
Cimc Enric Holdings Ltd.	118,000	189,680
Eurasia Drilling Co. Ltd. GDR (Reg. S)	7,234	250,296
GCL-Poly Energy Holdings Ltd. (a)	1,206,000	410,088
Greatview Aseptic Pack Co. Ltd.	360,000	199,387
Haitian International Holdings Ltd.	52,000	112,790
Hengan International Group Co. Ltd.	22,500	243,003
Hilong Holding Ltd.	276,000	211,165
Tencent Holdings Ltd.	21,200	1,484,093
Uni-President China Holdings Ltd.	274,000	247,750
Xueda Education Group sponsored ADR	25,400	166,624
Yingde Gases Group Co. Ltd.	170,000	149,772
TOTAL CAYMAN ISLANDS		4,374,255
Chile - 0.9%
Banco Santander Chile	4,284,997	214,474
Embotelladora Andina SA ADR	1,800	32,940
Empresa Nacional de Electricidad SA	106,891	137,410
Empresa Nacional de Telecomunicaciones SA (ENTEL)	11,336	137,562
Inversiones La Construccion SA	10,725	127,463
Vina Concha y Toro SA	7,053	12,825
TOTAL CHILE		662,674
China - 5.4%
Anhui Conch Cement Co. Ltd. (H Shares)	49,000	189,971
BBMG Corp. (H Shares)	233,500	183,460
China Communications Construction Co. Ltd. (H Shares)	310,000	225,998
China Construction Bank Corp. (H Shares)	341,000	236,738
China Pacific Insurance Group Co. Ltd. (H Shares)	204,000	743,605
China Suntien Green Energy Corp. Ltd. (H Shares)	100,700	43,451
China Telecom Corp. Ltd. (H Shares)	1,001,157	459,982
Industrial & Commercial Bank of China Ltd. (H Shares)	1,458,000	903,292
Maanshan Iron & Steel Ltd. (H Shares) (a)	450,000	109,547
PICC Property & Casualty Co. Ltd. (H Shares)	197,900	267,646
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	27,500	222,797
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	136,500	176,871
Weichai Power Co. Ltd. (H Shares)	50,400	192,153
TOTAL CHINA		3,955,511
Common Stocks - continued
	Shares	Value
Cyprus - 0.3%
Globaltrans Investment PLC GDR (Reg. S)	16,700	$ 221,275
Denmark - 0.2%
Auriga Industries A/S Series B (a)	4,841	152,255
France - 0.2%
Technip SA	1,513	129,067
Hong Kong - 1.3%
China Resources Power Holdings Co. Ltd.	59,050	140,099
China Unicom Ltd.	6,000	7,823
Far East Horizon Ltd.	308,000	222,159
Lenovo Group Ltd.	388,000	502,754
Sinotruk Hong Kong Ltd.	219,500	112,524
TOTAL HONG KONG		985,359
India - 4.6%
Axis Bank Ltd.	24,506	439,186
Bharti Airtel Ltd.	59,221	297,071
Bharti Infratel Ltd. (a)	97,314	267,949
Coal India Ltd.	32,227	126,613
Eicher Motors Ltd.	2,055	152,285
Grasim Industries Ltd.	4,155	176,216
Hindalco Industries Ltd.	60,975	106,550
Indiabulls Real Estate Ltd.	139,588	119,899
ITC Ltd.	80,086	415,693
JK Cement Ltd.	18,041	48,580
Larsen & Toubro Ltd.	10,732	168,751
Lupin Ltd. (a)	14,315	212,846
Mundra Port and SEZ Ltd.	97,145	227,623
NHPC Ltd.	28,419	8,131
NTPC Ltd.	76,189	153,926
Petronet LNG Ltd.	63,355	111,245
Phoenix Mills Ltd. (a)	31,109	100,582
SREI Infrastructure Finance Ltd.	352,832	119,172
State Bank of India	6,434	156,408
TOTAL INDIA		3,408,726
Indonesia - 1.4%
PT AKR Corporindo Tbk	299,300	108,285
PT Bakrieland Development Tbk (a)	21,733,300	88,955
PT Bank Rakyat Indonesia Tbk	382,600	261,461
PT Bank Tabungan Negara Tbk	1,291,200	94,963
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Kalbe Farma Tbk	1,640,600	$ 188,434
PT Telkomunikasi Indonesia Tbk sponsored ADR	7,626	276,595
TOTAL INDONESIA		1,018,693
Israel - 0.1%
NICE Systems Ltd. sponsored ADR	1,433	56,532
Kenya - 0.2%
Equity Bank Ltd.	379,200	135,898
Korea (South) - 11.9%
AMOREPACIFIC Group, Inc.	693	301,107
Daewoo International Corp.	11,430	431,000
Daou Technology, Inc.	8,690	125,808
E-Mart Co. Ltd.	1,713	408,706
Hana Financial Group, Inc.	24,360	912,425
Hankook Shell Oil Co. Ltd.	197	68,958
Hyundai Industrial Development & Construction Co.	11,290	251,975
Hyundai Mobis	1,008	285,773
InterPark INT Corp.	308	2,193
KB Financial Group, Inc.	25,040	851,159
Korea Electric Power Corp. (a)	7,315	236,109
Korea Plant Service & Engineering Co. Ltd.	3,138	162,302
Korean Reinsurance Co.	21,568	224,353
KT&G Corp.	3,621	251,744
LG Chemical Ltd.	1,152	273,164
LG Corp.	4,064	213,936
Naver Corp.	1,013	632,679
Oci Co. Ltd.	1,341	232,642
POSCO sponsored ADR	3,800	258,362
Samsung Electronics Co. Ltd.	1,970	2,309,243
SK Hynix, Inc. (a)	1,960	67,602
SK Telecom Co. Ltd.	195	38,891
SK Telecom Co. Ltd. sponsored ADR	9,810	215,231
TOTAL KOREA (SOUTH)		8,755,362
Malaysia - 0.3%
Petronas Dagangan Bhd	15,400	141,037
Tenaga Nasional Bhd	29,750	104,882
TOTAL MALAYSIA		245,919
Mexico - 4.3%
Alpek SA de CV	45,700	91,031
America Movil S.A.B. de CV Series L sponsored ADR	32,923	699,943
Common Stocks - continued
	Shares	Value
Mexico - continued
CEMEX S.A.B. de CV sponsored ADR	21,335	$ 263,914
El Puerto de Liverpool S.A.B. de CV Class C	19,000	199,348
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,750	338,400
Gruma S.A.B. de CV Series B (a)	31,100	252,865
Grupo Comercial Chedraui S.A.B. de CV	60,900	180,596
Grupo Financiero Banorte S.A.B. de CV Series O	52,600	332,024
Grupo Televisa SA de CV (CPO) sponsored ADR	28,100	816,586
TOTAL MEXICO		3,174,707
Netherlands - 0.2%
Fugro NV (Certificaten Van Aandelen)	3,047	159,510
Nigeria - 1.5%
Guaranty Trust Bank PLC GDR (Reg. S)	38,050	321,523
Zenith Bank PLC	5,392,894	772,497
TOTAL NIGERIA		1,094,020
Norway - 0.7%
ElectroMagnetic GeoServices ASA (a)	93,840	103,894
Spectrum ASA	11,281	66,491
TGS Nopec Geophysical Co. ASA	12,382	319,735
TOTAL NORWAY		490,120
Panama - 0.3%
Copa Holdings SA Class A	1,600	209,120
Philippines - 1.1%
Alliance Global Group, Inc.	370,300	221,160
Metropolitan Bank & Trust Co.	147,894	247,712
Robinsons Land Corp.	775,800	338,531
TOTAL PHILIPPINES		807,403
Poland - 0.5%
Cyfrowy Polsat SA (a)	25,400	158,750
Powszechny Zaklad Ubezpieczen SA	1,635	213,971
TOTAL POLAND		372,721
Romania - 0.2%
SNGN Romgaz SA GDR (e)	11,469	112,396
Russia - 4.3%
E.ON Russia JSC	4,361,800	286,785
Gazprom OAO sponsored:
ADR	28,332	235,439
ADR (Reg. S)	37,800	312,228
Common Stocks - continued
	Shares	Value
Russia - continued
LSR Group OJSC GDR (Reg. S)	15,900	$ 55,809
Magnit OJSC	776	185,229
Mobile TeleSystems OJSC	52,385	429,715
Moscow Exchange MICEX-RTS OAO	74,500	130,910
Norilsk Nickel OJSC ADR	17,200	262,128
RusHydro JSC sponsored ADR	39,910	62,300
Sberbank (Savings Bank of the Russian Federation)	292,750	789,101
Sistema JSFC	209,000	246,616
VTB Bank OJSC sponsored GDR (Reg. S)	73,900	187,706
TOTAL RUSSIA		3,183,966
Singapore - 1.2%
Ezion Holdings Ltd.	253,200	445,595
First Resources Ltd.	207,000	322,963
Super Group Ltd. Singapore	49,000	142,638
TOTAL SINGAPORE		911,196
South Africa - 3.9%
Aspen Pharmacare Holdings Ltd.	14,243	321,469
Barclays Africa Group Ltd.	14,121	165,210
Bidvest Group Ltd.	10,800	240,192
Impala Platinum Holdings Ltd.	16,300	169,345
JSE Ltd.	14,460	107,817
Life Healthcare Group Holdings Ltd.	65,300	208,567
MTN Group Ltd.	31,930	567,507
Naspers Ltd. Class N	9,900	1,011,847
Reunert Ltd.	17,400	100,017
Wilson Bayly Holmes-Ovcon Ltd.	200	2,650
TOTAL SOUTH AFRICA		2,894,621
Taiwan - 5.5%
Chipbond Technology Corp.	85,000	129,428
Cleanaway Co. Ltd.	23,000	140,526
E.SUN Financial Holdings Co. Ltd.	259,700	160,806
ECLAT Textile Co. Ltd.	17,660	192,786
Hon Hai Precision Industry Co. Ltd. (Foxconn)	23,950	66,824
King Slide Works Co. Ltd.	6,000	65,464
MediaTek, Inc.	41,000	545,719
Taiwan Fertilizer Co. Ltd.	131,600	274,094
Taiwan Semiconductor Manufacturing Co. Ltd.	362,000	1,244,990
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,742	570,915
Tong Hsing Electronics Industries Ltd.	26,000	133,086
Unified-President Enterprises Corp.	139,739	229,038
Common Stocks - continued
	Shares	Value
Taiwan - continued
Universal Cement Corp.	105,000	$ 99,033
Yuanta Financial Holding Co. Ltd.	333,500	184,942
TOTAL TAIWAN		4,037,651
Thailand - 0.7%
Bangkok Bank PCL (For. Reg.)	45,300	234,930
Thai Union Frozen Products PCL (For. Reg.)	119,700	252,780
TOTAL THAILAND		487,710
Togo - 0.3%
Ecobank Transnational, Inc.	2,736,040	247,263
Turkey - 0.9%
Tupras Turkiye Petrol Rafinelleri A/S	16,700	275,181
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	8,825	109,871
Turkiye Halk Bankasi A/S	53,860	265,655
TOTAL TURKEY		650,707
United Kingdom - 0.6%
Antofagasta PLC	8,100	113,249
John Wood Group PLC	15,234	161,028
Mondi PLC	8,300	125,938
TOTAL UNITED KINGDOM		400,215
United States of America - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	3,260	315,959
Facebook, Inc. Class A (a)	4,906	306,968
InvenSense, Inc. (a)	11,411	224,683
Sohu.com, Inc. (a)	2,500	181,950
TOTAL UNITED STATES OF AMERICA		1,029,560
TOTAL COMMON STOCKS (Cost $42,835,718)		48,300,134
Nonconvertible Preferred Stocks - 6.5%

Brazil - 4.0%
Ambev SA sponsored ADR	37,600	245,904
Banco do Estado Rio Grande do Sul SA	26,900	117,041
Braskem SA (PN-A) (a)	11,300	87,001
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	14,120	128,916
Companhia Paranaense de Energia-Copel:
(PN-B)	515	5,939
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Paranaense de Energia-Copel: - continued
(PN-B) sponsored	10,925	$ 125,201
Gerdau SA sponsored	39,300	277,065
Itau Unibanco Holding SA sponsored ADR	53,340	652,882
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	8,006	95,271
sponsored ADR	35,071	393,146
Vale SA (PN-A) sponsored	63,300	777,324
TOTAL BRAZIL		2,905,690
Chile - 0.2%
Embotelladora Andina SA Class A	39,764	120,634
Korea (South) - 1.2%
Hyundai Motor Co. Series 2	4,111	491,285
Samsung Electronics Co. Ltd.	329	286,997
Samsung Fire & Marine Insurance Co. Ltd.	1,037	140,045
TOTAL KOREA (SOUTH)		918,327
Russia - 1.1%
Bashneft OJSC (a)	1,400	57,839
Sberbank (Savings Bank of the Russian Federation)	249,400	537,164
Surgutneftegas	329,850	238,370
TOTAL RUSSIA		833,373
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,306,971)		4,778,024
Nonconvertible Bonds - 7.7%
		Principal Amount (c)
Argentina - 0.1%
YPF SA 8.875% 12/19/18 (e)		$ 45,000	42,300
Bailiwick of Jersey - 0.3%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		200,000	192,500
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	422,000
Cayman Islands - 0.6%
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	467,281
Costa Rica - 0.3%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		200,000	204,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		$ 300,000	$ 312,000
Indonesia - 0.2%
PT Pertamina Persero 5.625% 5/20/43 (e)		200,000	154,000
Israel - 0.4%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		250,000	273,750
Kazakhstan - 1.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	166,125
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		300,000	253,836
Zhaikmunai International BV 7.125% 11/13/19 (e)		400,000	414,000
TOTAL KAZAKHSTAN			833,961
Luxembourg - 0.5%
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	188,000
RSHB Capital SA 5.1% 7/25/18 (e)		200,000	201,500
TOTAL LUXEMBOURG			389,500
Mexico - 0.9%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	662,321
Netherlands - 0.7%
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		100,000	108,500
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	187,000
VTR Finance BV 6.875% 1/15/24 (e)		200,000	200,500
TOTAL NETHERLANDS			496,000
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		200,000	204,000
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	186,563
Turkey - 0.5%
Arcelik A/S 5% 4/3/23 (e)		200,000	168,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		200,000	196,000
TOTAL TURKEY			364,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - 0.6%
Petroleos de Venezuela SA:
5.5% 4/12/37		$ 500,000	$ 242,000
8.5% 11/2/17 (e)		250,000	194,000
TOTAL VENEZUELA			436,000
TOTAL NONCONVERTIBLE BONDS (Cost $6,002,109)			5,640,176
Government Obligations - 17.8%

Armenia - 0.3%
Republic of Armenia 6% 9/30/20 (e)		200,000	200,750
Aruba - 0.5%
Aruba Government 4.625% 9/14/23 (e)		400,000	377,000
Azerbaijan - 0.4%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		325,000	303,875
Bahrain - 0.3%
Bahrain Kingdom 6.125% 8/1/23 (e)		200,000	212,000
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		100,000	85,000
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		325,000	325,000
8.95% 1/26/18		100,000	101,500
TOTAL BELARUS			426,500
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		332,500	216,125
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		100,000	108,000
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	190,500
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (e)		100,000	111,000
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)		319,366	282,639
Croatia - 0.3%
Croatia Republic 6% 1/26/24 (e)		200,000	195,000
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - 0.2%
Dominican Republic 5.875% 4/18/24 (e)		$ 150,000	$ 143,250
Ecuador - 0.5%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	402,405
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (e)		150,000	139,500
Ghana - 0.3%
Ghana Republic 7.875% 8/7/23 (Reg.S)		200,000	186,000
Guatemala - 0.2%
Guatemalan Republic 4.875% 2/13/28 (e)		200,000	178,250
Honduras - 0.3%
Republic of Honduras 7.5% 3/15/24 (e)		200,000	190,000
Hungary - 1.2%
Hungarian Republic:
6.375% 3/29/21		508,000	541,020
7.625% 3/29/41		350,000	371,000
TOTAL HUNGARY			912,020
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	209,375
Ivory Coast - 0.3%
Ivory Coast 7.774% 12/31/32 (d)		275,000	237,188
Jamaica - 0.2%
Jamaican Government 8% 6/24/19		150,000	150,750
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		300,000	300,000
Lebanon - 0.7%
Lebanese Republic:
6.1% 10/4/22		200,000	195,500
11.625% 5/11/16 (Reg. S)		250,000	286,875
TOTAL LEBANON			482,375
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		200,000	160,000
Morocco - 0.5%
Moroccan Kingdom:
4.25% 12/11/22 (e)		200,000	185,500
5.5% 12/11/42 (e)		200,000	173,500
TOTAL MOROCCO			359,000
Government Obligations - continued
		Principal Amount (c)	Value
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (e)		$ 200,000	$ 200,500
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	266,250
Nigeria - 0.5%
Republic of Nigeria 6.75% 1/28/21 (e)		350,000	371,875
Panama - 0.2%
Panamanian Republic 4.3% 4/29/53		200,000	152,000
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33		200,000	281,000
Philippines - 0.6%
Philippine Republic 10.625% 3/16/25		300,000	462,000
Romania - 0.3%
Romanian Republic 6.75% 2/7/22 (e)		190,000	214,463
Russia - 0.9%
Russian Federation:
7.5% 3/31/30 (Reg. S)		250,250	288,413
12.75% 6/24/28 (Reg. S)		225,000	378,000
TOTAL RUSSIA			666,413
Rwanda - 0.3%
Republic of Rwanda 6.625% 5/2/23 (e)		200,000	191,750
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	216,000
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		151,049	149,161
Slovenia - 0.6%
Republic of Slovenia:
4.75% 5/10/18 (e)		200,000	204,560
5.85% 5/10/23 (e)		200,000	203,748
TOTAL SLOVENIA			408,308
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	300,000
Tanzania - 0.3%
United Republic of Tanzania 6.3921% 3/9/20 (g)		200,000	207,000
Turkey - 0.3%
Turkish Republic 11.875% 1/15/30		165,000	248,738
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - 0.7%
Ukraine Government:
7.5% 4/17/23 (Reg. S)		$ 200,000	$ 169,500
7.75% 9/23/20 (e)		225,000	194,063
9.25% 7/24/17 (e)		200,000	187,000
TOTAL UKRAINE			550,563
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.07% 2/27/14		50,000	49,999
Uruguay - 0.3%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		200,000	248,000
Venezuela - 1.0%
Venezuelan Republic:
7% 3/31/38		650,000	360,750
7.65% 4/21/25		600,000	351,000
TOTAL VENEZUELA			711,750
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (e)		200,000	216,000
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	167,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $13,345,124)			13,037,772
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $389,578)	389,578	389,578
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $67,879,500)		72,145,684
NET OTHER ASSETS (LIABILITIES) - 1.7%		1,283,223
NET ASSETS - 100%		$ 73,428,907
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,566,522 or 14.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 348
Fidelity Securities Lending Cash Central Fund	14
Total	$ 362
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,262,055	$ 3,292,211	$ 969,844	$ -
Consumer Staples	4,397,294	2,072,625	2,324,669	-
Energy	5,139,861	4,246,413	893,448	-
Financials	13,637,645	9,548,359	4,089,286	-
Health Care	931,316	530,036	401,280	-
Industrials	4,290,990	2,368,843	1,922,147	-
Information Technology	9,953,200	4,408,631	5,544,569	-
Materials	5,321,343	4,043,168	1,278,175	-
Telecommunication Services	3,754,756	2,683,040	1,071,716	-
Utilities	1,389,698	886,650	503,048	-
Corporate Bonds	5,640,176	-	5,640,176	-
Government Obligations	13,037,772	-	13,037,772	-
Money Market Funds	389,578	389,578	-	-
Total Investments in Securities:	$ 72,145,684	$ 34,469,554	$ 37,676,130	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 18,365,353
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $68,165,428. Net unrealized appreciation aggregated $3,980,256, of which $8,625,146 related to appreciated investment securities and $4,644,890 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Emerging Markets Fund

January 31, 2014

1.931232.102

TEK-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.8%
	Shares	Value
Argentina - 0.1%
Grupo Financiero Galicia SA sponsored ADR	10,070	$ 80,057
Austria - 0.6%
C.A.T. oil AG (Bearer)	8,831	200,928
Erste Group Bank AG	6,670	242,932
TOTAL AUSTRIA		443,860
Bailiwick of Jersey - 0.4%
Atrium European Real Estate Ltd.	44,921	252,397
Petrofac Ltd.	3,000	56,961
TOTAL BAILIWICK OF JERSEY		309,358
Bermuda - 1.1%
Aquarius Platinum Ltd. (Australia) (a)	102,222	67,896
BW Offshore Ltd.	209,473	230,247
Cosan Ltd. Class A	12,063	139,448
GP Investments Ltd. Class A (depositary receipt) (a)	83,222	162,082
Shangri-La Asia Ltd.	104,000	172,802
TOTAL BERMUDA		772,475
Brazil - 2.4%
Anhanguera Educacional Participacoes SA	24,500	128,934
BHG SA (Brazil Hospitality Group) (a)	7,900	41,411
BR Properties SA	24,020	168,411
Brasil Insurance Participacoes e Administracao SA	10,900	85,592
Estacio Participacoes SA	12,900	100,014
Fibria Celulose SA (a)	13,900	155,804
Localiza Rent A Car SA	18,000	227,494
Minerva SA (a)	46,700	212,479
Smiles SA	14,400	200,672
T4F Entretenimento SA (a)	29,400	61,523
Ultrapar Participacoes SA	16,000	353,382
TOTAL BRAZIL		1,735,716
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	3,300	123,387
Canada - 0.6%
First Quantum Minerals Ltd.	8,400	150,314
Goldcorp, Inc.	6,700	167,177
Pan American Silver Corp.	8,100	102,060
Torex Gold Resources, Inc. (a)	49,700	51,318
TOTAL CANADA		470,869
Common Stocks - continued
	Shares	Value
Cayman Islands - 6.0%
58.com, Inc. ADR	6,150	$ 231,302
Anta Sports Products Ltd.	160,000	233,700
Anton Oilfield Services Group	158,000	100,940
Bloomage BioTechnology Corp. Ltd.	2,500	6,746
China Liansu Group Holdings Ltd.	221,000	136,919
Cimc Enric Holdings Ltd.	118,000	189,680
Eurasia Drilling Co. Ltd. GDR (Reg. S)	7,234	250,296
GCL-Poly Energy Holdings Ltd. (a)	1,206,000	410,088
Greatview Aseptic Pack Co. Ltd.	360,000	199,387
Haitian International Holdings Ltd.	52,000	112,790
Hengan International Group Co. Ltd.	22,500	243,003
Hilong Holding Ltd.	276,000	211,165
Tencent Holdings Ltd.	21,200	1,484,093
Uni-President China Holdings Ltd.	274,000	247,750
Xueda Education Group sponsored ADR	25,400	166,624
Yingde Gases Group Co. Ltd.	170,000	149,772
TOTAL CAYMAN ISLANDS		4,374,255
Chile - 0.9%
Banco Santander Chile	4,284,997	214,474
Embotelladora Andina SA ADR	1,800	32,940
Empresa Nacional de Electricidad SA	106,891	137,410
Empresa Nacional de Telecomunicaciones SA (ENTEL)	11,336	137,562
Inversiones La Construccion SA	10,725	127,463
Vina Concha y Toro SA	7,053	12,825
TOTAL CHILE		662,674
China - 5.4%
Anhui Conch Cement Co. Ltd. (H Shares)	49,000	189,971
BBMG Corp. (H Shares)	233,500	183,460
China Communications Construction Co. Ltd. (H Shares)	310,000	225,998
China Construction Bank Corp. (H Shares)	341,000	236,738
China Pacific Insurance Group Co. Ltd. (H Shares)	204,000	743,605
China Suntien Green Energy Corp. Ltd. (H Shares)	100,700	43,451
China Telecom Corp. Ltd. (H Shares)	1,001,157	459,982
Industrial & Commercial Bank of China Ltd. (H Shares)	1,458,000	903,292
Maanshan Iron & Steel Ltd. (H Shares) (a)	450,000	109,547
PICC Property & Casualty Co. Ltd. (H Shares)	197,900	267,646
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	27,500	222,797
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	136,500	176,871
Weichai Power Co. Ltd. (H Shares)	50,400	192,153
TOTAL CHINA		3,955,511
Common Stocks - continued
	Shares	Value
Cyprus - 0.3%
Globaltrans Investment PLC GDR (Reg. S)	16,700	$ 221,275
Denmark - 0.2%
Auriga Industries A/S Series B (a)	4,841	152,255
France - 0.2%
Technip SA	1,513	129,067
Hong Kong - 1.3%
China Resources Power Holdings Co. Ltd.	59,050	140,099
China Unicom Ltd.	6,000	7,823
Far East Horizon Ltd.	308,000	222,159
Lenovo Group Ltd.	388,000	502,754
Sinotruk Hong Kong Ltd.	219,500	112,524
TOTAL HONG KONG		985,359
India - 4.6%
Axis Bank Ltd.	24,506	439,186
Bharti Airtel Ltd.	59,221	297,071
Bharti Infratel Ltd. (a)	97,314	267,949
Coal India Ltd.	32,227	126,613
Eicher Motors Ltd.	2,055	152,285
Grasim Industries Ltd.	4,155	176,216
Hindalco Industries Ltd.	60,975	106,550
Indiabulls Real Estate Ltd.	139,588	119,899
ITC Ltd.	80,086	415,693
JK Cement Ltd.	18,041	48,580
Larsen & Toubro Ltd.	10,732	168,751
Lupin Ltd. (a)	14,315	212,846
Mundra Port and SEZ Ltd.	97,145	227,623
NHPC Ltd.	28,419	8,131
NTPC Ltd.	76,189	153,926
Petronet LNG Ltd.	63,355	111,245
Phoenix Mills Ltd. (a)	31,109	100,582
SREI Infrastructure Finance Ltd.	352,832	119,172
State Bank of India	6,434	156,408
TOTAL INDIA		3,408,726
Indonesia - 1.4%
PT AKR Corporindo Tbk	299,300	108,285
PT Bakrieland Development Tbk (a)	21,733,300	88,955
PT Bank Rakyat Indonesia Tbk	382,600	261,461
PT Bank Tabungan Negara Tbk	1,291,200	94,963
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Kalbe Farma Tbk	1,640,600	$ 188,434
PT Telkomunikasi Indonesia Tbk sponsored ADR	7,626	276,595
TOTAL INDONESIA		1,018,693
Israel - 0.1%
NICE Systems Ltd. sponsored ADR	1,433	56,532
Kenya - 0.2%
Equity Bank Ltd.	379,200	135,898
Korea (South) - 11.9%
AMOREPACIFIC Group, Inc.	693	301,107
Daewoo International Corp.	11,430	431,000
Daou Technology, Inc.	8,690	125,808
E-Mart Co. Ltd.	1,713	408,706
Hana Financial Group, Inc.	24,360	912,425
Hankook Shell Oil Co. Ltd.	197	68,958
Hyundai Industrial Development & Construction Co.	11,290	251,975
Hyundai Mobis	1,008	285,773
InterPark INT Corp.	308	2,193
KB Financial Group, Inc.	25,040	851,159
Korea Electric Power Corp. (a)	7,315	236,109
Korea Plant Service & Engineering Co. Ltd.	3,138	162,302
Korean Reinsurance Co.	21,568	224,353
KT&G Corp.	3,621	251,744
LG Chemical Ltd.	1,152	273,164
LG Corp.	4,064	213,936
Naver Corp.	1,013	632,679
Oci Co. Ltd.	1,341	232,642
POSCO sponsored ADR	3,800	258,362
Samsung Electronics Co. Ltd.	1,970	2,309,243
SK Hynix, Inc. (a)	1,960	67,602
SK Telecom Co. Ltd.	195	38,891
SK Telecom Co. Ltd. sponsored ADR	9,810	215,231
TOTAL KOREA (SOUTH)		8,755,362
Malaysia - 0.3%
Petronas Dagangan Bhd	15,400	141,037
Tenaga Nasional Bhd	29,750	104,882
TOTAL MALAYSIA		245,919
Mexico - 4.3%
Alpek SA de CV	45,700	91,031
America Movil S.A.B. de CV Series L sponsored ADR	32,923	699,943
Common Stocks - continued
	Shares	Value
Mexico - continued
CEMEX S.A.B. de CV sponsored ADR	21,335	$ 263,914
El Puerto de Liverpool S.A.B. de CV Class C	19,000	199,348
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,750	338,400
Gruma S.A.B. de CV Series B (a)	31,100	252,865
Grupo Comercial Chedraui S.A.B. de CV	60,900	180,596
Grupo Financiero Banorte S.A.B. de CV Series O	52,600	332,024
Grupo Televisa SA de CV (CPO) sponsored ADR	28,100	816,586
TOTAL MEXICO		3,174,707
Netherlands - 0.2%
Fugro NV (Certificaten Van Aandelen)	3,047	159,510
Nigeria - 1.5%
Guaranty Trust Bank PLC GDR (Reg. S)	38,050	321,523
Zenith Bank PLC	5,392,894	772,497
TOTAL NIGERIA		1,094,020
Norway - 0.7%
ElectroMagnetic GeoServices ASA (a)	93,840	103,894
Spectrum ASA	11,281	66,491
TGS Nopec Geophysical Co. ASA	12,382	319,735
TOTAL NORWAY		490,120
Panama - 0.3%
Copa Holdings SA Class A	1,600	209,120
Philippines - 1.1%
Alliance Global Group, Inc.	370,300	221,160
Metropolitan Bank & Trust Co.	147,894	247,712
Robinsons Land Corp.	775,800	338,531
TOTAL PHILIPPINES		807,403
Poland - 0.5%
Cyfrowy Polsat SA (a)	25,400	158,750
Powszechny Zaklad Ubezpieczen SA	1,635	213,971
TOTAL POLAND		372,721
Romania - 0.2%
SNGN Romgaz SA GDR (e)	11,469	112,396
Russia - 4.3%
E.ON Russia JSC	4,361,800	286,785
Gazprom OAO sponsored:
ADR	28,332	235,439
ADR (Reg. S)	37,800	312,228
Common Stocks - continued
	Shares	Value
Russia - continued
LSR Group OJSC GDR (Reg. S)	15,900	$ 55,809
Magnit OJSC	776	185,229
Mobile TeleSystems OJSC	52,385	429,715
Moscow Exchange MICEX-RTS OAO	74,500	130,910
Norilsk Nickel OJSC ADR	17,200	262,128
RusHydro JSC sponsored ADR	39,910	62,300
Sberbank (Savings Bank of the Russian Federation)	292,750	789,101
Sistema JSFC	209,000	246,616
VTB Bank OJSC sponsored GDR (Reg. S)	73,900	187,706
TOTAL RUSSIA		3,183,966
Singapore - 1.2%
Ezion Holdings Ltd.	253,200	445,595
First Resources Ltd.	207,000	322,963
Super Group Ltd. Singapore	49,000	142,638
TOTAL SINGAPORE		911,196
South Africa - 3.9%
Aspen Pharmacare Holdings Ltd.	14,243	321,469
Barclays Africa Group Ltd.	14,121	165,210
Bidvest Group Ltd.	10,800	240,192
Impala Platinum Holdings Ltd.	16,300	169,345
JSE Ltd.	14,460	107,817
Life Healthcare Group Holdings Ltd.	65,300	208,567
MTN Group Ltd.	31,930	567,507
Naspers Ltd. Class N	9,900	1,011,847
Reunert Ltd.	17,400	100,017
Wilson Bayly Holmes-Ovcon Ltd.	200	2,650
TOTAL SOUTH AFRICA		2,894,621
Taiwan - 5.5%
Chipbond Technology Corp.	85,000	129,428
Cleanaway Co. Ltd.	23,000	140,526
E.SUN Financial Holdings Co. Ltd.	259,700	160,806
ECLAT Textile Co. Ltd.	17,660	192,786
Hon Hai Precision Industry Co. Ltd. (Foxconn)	23,950	66,824
King Slide Works Co. Ltd.	6,000	65,464
MediaTek, Inc.	41,000	545,719
Taiwan Fertilizer Co. Ltd.	131,600	274,094
Taiwan Semiconductor Manufacturing Co. Ltd.	362,000	1,244,990
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,742	570,915
Tong Hsing Electronics Industries Ltd.	26,000	133,086
Unified-President Enterprises Corp.	139,739	229,038
Common Stocks - continued
	Shares	Value
Taiwan - continued
Universal Cement Corp.	105,000	$ 99,033
Yuanta Financial Holding Co. Ltd.	333,500	184,942
TOTAL TAIWAN		4,037,651
Thailand - 0.7%
Bangkok Bank PCL (For. Reg.)	45,300	234,930
Thai Union Frozen Products PCL (For. Reg.)	119,700	252,780
TOTAL THAILAND		487,710
Togo - 0.3%
Ecobank Transnational, Inc.	2,736,040	247,263
Turkey - 0.9%
Tupras Turkiye Petrol Rafinelleri A/S	16,700	275,181
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	8,825	109,871
Turkiye Halk Bankasi A/S	53,860	265,655
TOTAL TURKEY		650,707
United Kingdom - 0.6%
Antofagasta PLC	8,100	113,249
John Wood Group PLC	15,234	161,028
Mondi PLC	8,300	125,938
TOTAL UNITED KINGDOM		400,215
United States of America - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	3,260	315,959
Facebook, Inc. Class A (a)	4,906	306,968
InvenSense, Inc. (a)	11,411	224,683
Sohu.com, Inc. (a)	2,500	181,950
TOTAL UNITED STATES OF AMERICA		1,029,560
TOTAL COMMON STOCKS (Cost $42,835,718)		48,300,134
Nonconvertible Preferred Stocks - 6.5%

Brazil - 4.0%
Ambev SA sponsored ADR	37,600	245,904
Banco do Estado Rio Grande do Sul SA	26,900	117,041
Braskem SA (PN-A) (a)	11,300	87,001
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	14,120	128,916
Companhia Paranaense de Energia-Copel:
(PN-B)	515	5,939
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Paranaense de Energia-Copel: - continued
(PN-B) sponsored	10,925	$ 125,201
Gerdau SA sponsored	39,300	277,065
Itau Unibanco Holding SA sponsored ADR	53,340	652,882
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	8,006	95,271
sponsored ADR	35,071	393,146
Vale SA (PN-A) sponsored	63,300	777,324
TOTAL BRAZIL		2,905,690
Chile - 0.2%
Embotelladora Andina SA Class A	39,764	120,634
Korea (South) - 1.2%
Hyundai Motor Co. Series 2	4,111	491,285
Samsung Electronics Co. Ltd.	329	286,997
Samsung Fire & Marine Insurance Co. Ltd.	1,037	140,045
TOTAL KOREA (SOUTH)		918,327
Russia - 1.1%
Bashneft OJSC (a)	1,400	57,839
Sberbank (Savings Bank of the Russian Federation)	249,400	537,164
Surgutneftegas	329,850	238,370
TOTAL RUSSIA		833,373
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,306,971)		4,778,024
Nonconvertible Bonds - 7.7%
		Principal Amount (c)
Argentina - 0.1%
YPF SA 8.875% 12/19/18 (e)		$ 45,000	42,300
Bailiwick of Jersey - 0.3%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		200,000	192,500
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	422,000
Cayman Islands - 0.6%
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	467,281
Costa Rica - 0.3%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		200,000	204,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		$ 300,000	$ 312,000
Indonesia - 0.2%
PT Pertamina Persero 5.625% 5/20/43 (e)		200,000	154,000
Israel - 0.4%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		250,000	273,750
Kazakhstan - 1.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	166,125
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		300,000	253,836
Zhaikmunai International BV 7.125% 11/13/19 (e)		400,000	414,000
TOTAL KAZAKHSTAN			833,961
Luxembourg - 0.5%
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	188,000
RSHB Capital SA 5.1% 7/25/18 (e)		200,000	201,500
TOTAL LUXEMBOURG			389,500
Mexico - 0.9%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	662,321
Netherlands - 0.7%
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		100,000	108,500
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	187,000
VTR Finance BV 6.875% 1/15/24 (e)		200,000	200,500
TOTAL NETHERLANDS			496,000
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		200,000	204,000
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	186,563
Turkey - 0.5%
Arcelik A/S 5% 4/3/23 (e)		200,000	168,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		200,000	196,000
TOTAL TURKEY			364,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - 0.6%
Petroleos de Venezuela SA:
5.5% 4/12/37		$ 500,000	$ 242,000
8.5% 11/2/17 (e)		250,000	194,000
TOTAL VENEZUELA			436,000
TOTAL NONCONVERTIBLE BONDS (Cost $6,002,109)			5,640,176
Government Obligations - 17.8%

Armenia - 0.3%
Republic of Armenia 6% 9/30/20 (e)		200,000	200,750
Aruba - 0.5%
Aruba Government 4.625% 9/14/23 (e)		400,000	377,000
Azerbaijan - 0.4%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		325,000	303,875
Bahrain - 0.3%
Bahrain Kingdom 6.125% 8/1/23 (e)		200,000	212,000
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		100,000	85,000
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		325,000	325,000
8.95% 1/26/18		100,000	101,500
TOTAL BELARUS			426,500
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		332,500	216,125
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)		100,000	108,000
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	190,500
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (e)		100,000	111,000
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)		319,366	282,639
Croatia - 0.3%
Croatia Republic 6% 1/26/24 (e)		200,000	195,000
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - 0.2%
Dominican Republic 5.875% 4/18/24 (e)		$ 150,000	$ 143,250
Ecuador - 0.5%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	402,405
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (e)		150,000	139,500
Ghana - 0.3%
Ghana Republic 7.875% 8/7/23 (Reg.S)		200,000	186,000
Guatemala - 0.2%
Guatemalan Republic 4.875% 2/13/28 (e)		200,000	178,250
Honduras - 0.3%
Republic of Honduras 7.5% 3/15/24 (e)		200,000	190,000
Hungary - 1.2%
Hungarian Republic:
6.375% 3/29/21		508,000	541,020
7.625% 3/29/41		350,000	371,000
TOTAL HUNGARY			912,020
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	209,375
Ivory Coast - 0.3%
Ivory Coast 7.774% 12/31/32 (d)		275,000	237,188
Jamaica - 0.2%
Jamaican Government 8% 6/24/19		150,000	150,750
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		300,000	300,000
Lebanon - 0.7%
Lebanese Republic:
6.1% 10/4/22		200,000	195,500
11.625% 5/11/16 (Reg. S)		250,000	286,875
TOTAL LEBANON			482,375
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		200,000	160,000
Morocco - 0.5%
Moroccan Kingdom:
4.25% 12/11/22 (e)		200,000	185,500
5.5% 12/11/42 (e)		200,000	173,500
TOTAL MOROCCO			359,000
Government Obligations - continued
		Principal Amount (c)	Value
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (e)		$ 200,000	$ 200,500
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	266,250
Nigeria - 0.5%
Republic of Nigeria 6.75% 1/28/21 (e)		350,000	371,875
Panama - 0.2%
Panamanian Republic 4.3% 4/29/53		200,000	152,000
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33		200,000	281,000
Philippines - 0.6%
Philippine Republic 10.625% 3/16/25		300,000	462,000
Romania - 0.3%
Romanian Republic 6.75% 2/7/22 (e)		190,000	214,463
Russia - 0.9%
Russian Federation:
7.5% 3/31/30 (Reg. S)		250,250	288,413
12.75% 6/24/28 (Reg. S)		225,000	378,000
TOTAL RUSSIA			666,413
Rwanda - 0.3%
Republic of Rwanda 6.625% 5/2/23 (e)		200,000	191,750
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	216,000
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		151,049	149,161
Slovenia - 0.6%
Republic of Slovenia:
4.75% 5/10/18 (e)		200,000	204,560
5.85% 5/10/23 (e)		200,000	203,748
TOTAL SLOVENIA			408,308
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	300,000
Tanzania - 0.3%
United Republic of Tanzania 6.3921% 3/9/20 (g)		200,000	207,000
Turkey - 0.3%
Turkish Republic 11.875% 1/15/30		165,000	248,738
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - 0.7%
Ukraine Government:
7.5% 4/17/23 (Reg. S)		$ 200,000	$ 169,500
7.75% 9/23/20 (e)		225,000	194,063
9.25% 7/24/17 (e)		200,000	187,000
TOTAL UKRAINE			550,563
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.07% 2/27/14		50,000	49,999
Uruguay - 0.3%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		200,000	248,000
Venezuela - 1.0%
Venezuelan Republic:
7% 3/31/38		650,000	360,750
7.65% 4/21/25		600,000	351,000
TOTAL VENEZUELA			711,750
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (e)		200,000	216,000
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	167,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $13,345,124)			13,037,772
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $389,578)	389,578	389,578
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $67,879,500)		72,145,684
NET OTHER ASSETS (LIABILITIES) - 1.7%		1,283,223
NET ASSETS - 100%		$ 73,428,907
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,566,522 or 14.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 348
Fidelity Securities Lending Cash Central Fund	14
Total	$ 362
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,262,055	$ 3,292,211	$ 969,844	$ -
Consumer Staples	4,397,294	2,072,625	2,324,669	-
Energy	5,139,861	4,246,413	893,448	-
Financials	13,637,645	9,548,359	4,089,286	-
Health Care	931,316	530,036	401,280	-
Industrials	4,290,990	2,368,843	1,922,147	-
Information Technology	9,953,200	4,408,631	5,544,569	-
Materials	5,321,343	4,043,168	1,278,175	-
Telecommunication Services	3,754,756	2,683,040	1,071,716	-
Utilities	1,389,698	886,650	503,048	-
Corporate Bonds	5,640,176	-	5,640,176	-
Government Obligations	13,037,772	-	13,037,772	-
Money Market Funds	389,578	389,578	-	-
Total Investments in Securities:	$ 72,145,684	$ 34,469,554	$ 37,676,130	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 18,365,353
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $68,165,428. Net unrealized appreciation aggregated $3,980,256, of which $8,625,146 related to appreciated investment securities and $4,644,890 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Equity Income Fund

January 31, 2014

1.938168.101

GED-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 1.9%
AMA Group Ltd.	313,127	$ 83,504
Australia & New Zealand Banking Group Ltd.	9,398	247,546
GUD Holdings Ltd. (d)	33,692	184,964
Telstra Corp. Ltd.	63,278	284,802
TOTAL AUSTRALIA		800,816
Bailiwick of Jersey - 0.9%
Wolseley PLC	6,949	374,918
Belgium - 0.7%
Anheuser-Busch InBev SA NV	3,000	287,528
Canada - 3.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,300	317,244
Constellation Software, Inc.	1,700	365,307
Fairfax Financial Holdings Ltd. (sub. vtg.)	641	246,674
Potash Corp. of Saskatchewan, Inc.	5,800	181,851
Suncor Energy, Inc.	10,000	328,530
TOTAL CANADA		1,439,606
Cayman Islands - 0.1%
Springland International Holdings Ltd.	138,000	63,989
Denmark - 1.2%
Novo Nordisk A/S Series B	7,000	277,295
Spar Nord Bank A/S	24,500	219,652
TOTAL DENMARK		496,947
France - 3.8%
Arkema SA	2,400	256,167
Bureau Veritas SA	11,800	307,073
Edenred SA	7,600	212,382
Sanofi SA	5,626	550,003
Total SA	5,200	296,669
TOTAL FRANCE		1,622,294
Germany - 2.2%
AURELIUS AG	10,699	403,311
Siemens AG (d)	4,410	557,927
TOTAL GERMANY		961,238
Hong Kong - 0.7%
HKT Trust/HKT Ltd. unit	319,000	306,107
Ireland - 3.7%
Accenture PLC Class A	6,490	518,421
Common Stocks - continued
	Shares	Value
Ireland - continued
FBD Holdings PLC	12,720	$ 305,367
Greencore Group PLC	101,000	413,756
Irish Continental Group PLC unit	9,400	351,175
TOTAL IRELAND		1,588,719
Israel - 1.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	8,896	518,710
Japan - 3.9%
Japan Tobacco, Inc.	19,200	592,693
KDDI Corp.	4,500	247,780
Leopalace21 Corp. (a)	27,600	143,891
Monex Group, Inc.	44,100	185,553
Nippon Telegraph & Telephone Corp.	5,400	289,020
Workman Co. Ltd.	5,500	206,007
TOTAL JAPAN		1,664,944
Kenya - 0.5%
Safaricom Ltd.	1,534,200	195,101
Korea (South) - 0.8%
Coway Co. Ltd.	2,681	171,976
LG Telecom Ltd. (a)	16,990	172,200
TOTAL KOREA (SOUTH)		344,176
Luxembourg - 0.1%
Altice S.A. (a)	1,500	57,819
Netherlands - 3.5%
Exact Holdings NV	11,300	362,796
Koninklijke Philips Electronics NV	15,816	548,723
LyondellBasell Industries NV Class A	4,100	322,916
Unilever NV (Certificaten Van Aandelen) (Bearer)	7,300	272,376
TOTAL NETHERLANDS		1,506,811
Norway - 1.3%
Gjensidige Forsikring ASA	16,600	318,120
Telenor ASA	12,400	257,187
TOTAL NORWAY		575,307
Panama - 0.8%
Copa Holdings SA Class A	2,760	360,732
Singapore - 0.5%
United Overseas Bank Ltd.	14,000	218,915
Common Stocks - continued
	Shares	Value
South Africa - 1.7%
Astral Foods Ltd.	31,060	$ 244,309
Lewis Group Ltd.	44,300	237,697
Reunert Ltd.	44,800	257,515
TOTAL SOUTH AFRICA		739,521
Spain - 2.9%
Atresmedia Corporacion de Medios de Comunicacion SA (a)	18,315	344,585
Grifols SA ADR	17,881	708,266
Inditex SA	1,430	213,501
TOTAL SPAIN		1,266,352
Sweden - 5.3%
Intrum Justitia AB	20,683	584,052
Nordea Bank AB	47,290	633,045
Svenska Cellulosa AB (SCA) (B Shares)	10,000	284,672
Svenska Handelsbanken AB (A Shares)	15,980	760,046
TOTAL SWEDEN		2,261,815
Switzerland - 3.0%
Roche Holding AG (participation certificate)	2,786	764,383
UBS AG	20,145	399,562
Vontobel Holdings AG	3,926	147,877
TOTAL SWITZERLAND		1,311,822
Taiwan - 0.8%
Chipbond Technology Corp.	75,000	114,201
Far EasTone Telecommunications Co. Ltd.	119,000	233,494
TOTAL TAIWAN		347,695
United Kingdom - 10.0%
British American Tobacco PLC (United Kingdom)	13,500	644,189
Dunelm Group PLC	13,000	197,145
Ensco PLC Class A	4,573	230,342
GlaxoSmithKline PLC	16,700	429,260
Hilton Food Group PLC	67,100	507,406
Imperial Tobacco Group PLC	6,288	229,788
Reckitt Benckiser Group PLC	3,552	266,440
Royal Dutch Shell PLC Class A (United Kingdom)	121	4,192
Taylor Wimpey PLC	143,900	265,417
The Restaurant Group PLC	44,278	445,466
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	174,320	$ 645,981
WH Smith PLC	25,252	432,968
TOTAL UNITED KINGDOM		4,298,594
United States of America - 39.5%
AbbVie, Inc.	7,720	380,056
Access Midstream Partners LP	4,000	224,200
American Tower Corp.	5,400	436,752
Amgen, Inc.	5,800	689,910
Apple, Inc.	1,450	725,870
Cedar Fair LP (depositary unit)	7,700	382,998
Chemtura Corp. (a)	8,200	205,656
Chevron Corp.	5,735	640,198
Comcast Corp. Class A	14,550	792,248
Community Trust Bancorp, Inc.	7,180	290,934
ConocoPhillips Co.	7,800	506,610
CVB Financial Corp.	21,580	321,974
Danaher Corp.	3,500	260,365
Dr. Pepper Snapple Group, Inc.	7,861	376,385
Dun & Bradstreet Corp.	2,750	302,500
Eli Lilly & Co.	4,510	243,585
FedEx Corp.	1,981	264,107
H&R Block, Inc.	11,310	343,825
Hubbell, Inc. Class B	5,102	595,556
ITC Holdings Corp.	4,587	474,755
Johnson & Johnson	5,100	451,197
Johnson Controls, Inc.	5,100	235,212
JPMorgan Chase & Co.	15,880	879,116
Lakeland Financial Corp.	7,688	281,611
Liberty Interactive Corp. Series A (a)	12,140	324,259
Lorillard, Inc.	5,900	290,398
MasterCard, Inc. Class A	3,800	287,584
Microsoft Corp.	16,980	642,693
MPLX LP	4,000	184,040
National Penn Bancshares, Inc.	27,870	289,291
ONEOK, Inc.	2,210	151,363
Psychemedics Corp.	11,020	168,716
Sempra Energy	3,220	298,526
Time Warner, Inc.	4,400	276,452
TransDigm Group, Inc.	1,780	297,313
U.S. Bancorp	15,880	630,912
United Technologies Corp.	6,150	701,223
Common Stocks - continued
	Shares	Value
United States of America - continued
Valero Energy Partners LP	200	$ 7,110
VF Corp.	10,560	617,232
Visa, Inc. Class A	2,260	486,872
Wells Fargo & Co.	18,337	831,400
Western Gas Partners LP	3,470	206,326
TOTAL UNITED STATES OF AMERICA		16,997,330
TOTAL COMMON STOCKS (Cost $34,886,461)		40,607,806
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Volkswagen AG (Cost $377,630)	1,940	492,029
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.10% (b)	1,715,658	1,715,658
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	687,520	687,520
TOTAL MONEY MARKET FUNDS (Cost $2,403,178)		2,403,178
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $37,667,269)		43,503,013
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(458,481)
NET ASSETS - 100%		$ 43,044,532
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 427
Fidelity Securities Lending Cash Central Fund	1,531
Total	$ 1,958
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,311,474	$ 5,665,023	$ 646,451	$ -
Consumer Staples	5,245,894	3,449,108	1,796,786	-
Energy	2,628,217	2,327,356	300,861	-
Financials	8,191,549	6,996,082	1,195,467	-
Health Care	4,662,671	2,641,730	2,020,941	-
Industrials	5,975,561	4,868,911	1,106,650	-
Information Technology	3,503,744	3,389,543	114,201	-
Materials	966,590	966,590	-	-
Telecommunication Services	2,689,491	816,214	1,873,277	-
Utilities	924,644	924,644	-	-
Money Market Funds	2,403,178	2,403,178	-	-
Total Investments in Securities:	$ 43,503,013	$ 34,448,379	$ 9,054,634	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 2,292,106
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $37,691,472. Net unrealized appreciation aggregated $5,811,541, of which $6,729,202 related to appreciated investment securities and $917,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Growth Fund

January 31, 2014

1.907948.104

GSV-S-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 3.2%
Coca-Cola Amatil Ltd.	6,367,260	$ 65,105,640
CSL Ltd.	3,738,954	230,139,839
Sydney Airport unit	17,243,239	59,469,248
Transurban Group unit	9,210,767	55,652,629
TOTAL AUSTRALIA		410,367,356
Austria - 1.1%
Andritz AG	2,522,198	138,618,805
Bailiwick of Jersey - 0.5%
Informa PLC	7,561,193	64,262,299
Belgium - 4.7%
Anheuser-Busch InBev SA NV	4,438,281	425,377,261
KBC Groupe SA	3,021,549	178,716,280
TOTAL BELGIUM		604,093,541
Bermuda - 0.5%
Lazard Ltd. Class A	1,527,548	65,317,952
Brazil - 0.1%
Arezzo Industria e Comercio SA	931,500	10,035,844
Cayman Islands - 3.7%
Sands China Ltd.	27,649,600	213,146,727
Tencent Holdings Ltd.	1,215,870	85,116,225
Wynn Macau Ltd.	39,363,200	168,073,634
TOTAL CAYMAN ISLANDS		466,336,586
Denmark - 2.5%
Jyske Bank A/S (Reg.) (a)	621,293	31,769,899
Novo Nordisk A/S Series B sponsored ADR (d)	7,326,230	290,631,544
TOTAL DENMARK		322,401,443
Finland - 0.8%
Nokian Tyres PLC (d)	2,146,036	90,593,429
Tikkurila Oyj	314,779	7,896,489
TOTAL FINLAND		98,489,918
France - 1.9%
Remy Cointreau SA	683,300	51,036,365
Safran SA	2,086,086	148,440,482
Sanofi SA	456,368	44,614,989
TOTAL FRANCE		244,091,836
Common Stocks - continued
	Shares	Value
Germany - 4.1%
Bayer AG	1,497,000	$ 197,640,293
Linde AG	1,534,119	290,703,816
Siemens AG sponsored ADR (d)	276,155	34,875,615
TOTAL GERMANY		523,219,724
India - 0.3%
Housing Development Finance Corp. Ltd.	3,156,031	40,671,804
Ireland - 2.2%
CRH PLC sponsored ADR (d)	4,913,005	127,246,830
James Hardie Industries PLC CDI	13,516,311	152,770,382
TOTAL IRELAND		280,017,212
Israel - 0.3%
Azrieli Group	1,019,186	32,322,441
Italy - 0.9%
Azimut Holding SpA	757,706	21,950,801
Interpump Group SpA	3,015,349	39,041,292
Prada SpA	7,979,200	58,530,029
TOTAL ITALY		119,522,122
Japan - 17.4%
AEON Mall Co. Ltd.	2,475,800	72,778,750
Aozora Bank Ltd.	23,720,000	67,598,426
Autobacs Seven Co. Ltd.	1,380,800	22,292,922
Coca-Cola Central Japan Co. Ltd.	150,000	3,685,959
DENSO Corp.	8,055,400	414,277,450
East Japan Railway Co.	796,500	58,830,190
Fanuc Corp.	727,200	117,849,757
Fast Retailing Co. Ltd.	423,300	153,987,523
Japan Tobacco, Inc.	1,647,000	50,841,988
Keyence Corp.	611,100	250,925,418
Kobayashi Pharmaceutical Co. Ltd.	152,500	8,272,312
Mitsui Fudosan Co. Ltd.	6,695,000	211,423,693
Seven Bank Ltd.	21,420,700	81,646,836
Shinsei Bank Ltd.	38,439,000	77,705,241
SHO-BOND Holdings Co. Ltd. (e)	1,530,000	72,469,303
SoftBank Corp.	3,671,200	265,783,329
Unicharm Corp.	1,381,400	75,050,678
USS Co. Ltd.	11,174,600	152,663,626
Yamato Kogyo Co. Ltd.	1,850,800	54,780,110
TOTAL JAPAN		2,212,863,511
Common Stocks - continued
	Shares	Value
Kenya - 0.0%
Safaricom Ltd.	8,000,000	$ 1,017,341
Korea (South) - 0.6%
Naver Corp.	114,261	71,362,801
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	564,712	50,959,611
Netherlands - 1.2%
ING Groep NV (Certificaten Van Aandelen) (a)	11,877,504	156,866,125
Portugal - 0.7%
Jeronimo Martins SGPS SA	5,447,579	93,345,539
South Africa - 0.4%
Clicks Group Ltd.	9,027,484	46,130,634
Spain - 2.1%
Inditex SA	1,524,578	227,621,159
Prosegur Compania de Seguridad SA (Reg.)	5,884,289	35,395,187
TOTAL SPAIN		263,016,346
Sweden - 6.2%
ASSA ABLOY AB (B Shares)	3,677,739	183,566,971
Atlas Copco AB (A Shares)	5,605,932	152,311,857
H&M Hennes & Mauritz AB (B Shares)	4,445,526	191,625,690
Intrum Justitia AB	1,572,600	44,407,455
SKF AB (B Shares)	4,071,283	107,943,624
Svenska Handelsbanken AB (A Shares)	2,382,571	113,320,683
TOTAL SWEDEN		793,176,280
Switzerland - 12.5%
Credit Suisse Group AG	1,627,804	49,047,279
Nestle SA	5,747,529	416,531,227
Novartis AG	1,799,331	142,220,654
Roche Holding AG (participation certificate)	1,676,105	459,865,722
Schindler Holding AG:
(participation certificate)	553,924	80,340,822
(Reg.)	119,619	17,586,955
Swatch Group AG (Bearer)	149,540	89,148,370
UBS AG (NY Shares)	16,895,013	335,703,908
TOTAL SWITZERLAND		1,590,444,937
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,178,000	38,443,356
Common Stocks - continued
	Shares	Value
Turkey - 0.8%
Coca-Cola Icecek A/S	3,368,278	$ 70,476,665
Turkiye Garanti Bankasi A/S	12,052,357	31,909,355
TOTAL TURKEY		102,386,020
United Kingdom - 14.8%
Babcock International Group PLC	4,437,400	101,395,521
Barclays PLC sponsored ADR (d)	5,493,575	98,334,993
BG Group PLC	9,912,422	166,535,211
InterContinental Hotel Group PLC ADR (d)	6,105,087	198,049,022
Johnson Matthey PLC	2,704,527	143,649,353
Prudential PLC	14,304,380	287,949,520
Reckitt Benckiser Group PLC	2,905,987	217,981,446
Rexam PLC	9,528,427	77,222,441
Rolls-Royce Group PLC	11,386,411	222,184,096
Rotork PLC	1,962,297	79,419,689
SABMiller PLC	4,872,583	219,475,073
Shaftesbury PLC	3,634,900	37,226,817
Unite Group PLC	4,544,900	30,617,638
TOTAL UNITED KINGDOM		1,880,040,820
United States of America - 14.3%
Autoliv, Inc.	1,777,127	161,132,105
Berkshire Hathaway, Inc. Class B (a)	509,550	56,865,780
BorgWarner, Inc.	3,118,514	167,464,202
Cummins, Inc.	690,327	87,657,722
FMC Technologies, Inc. (a)	1,120,645	55,404,689
Google, Inc. Class A (a)	103,397	122,108,755
Martin Marietta Materials, Inc. (d)	852,800	92,963,728
MasterCard, Inc. Class A	2,645,410	200,204,629
Mead Johnson Nutrition Co. Class A	1,727,756	132,847,159
Mohawk Industries, Inc. (a)	603,915	85,864,635
National Oilwell Varco, Inc.	469,041	35,182,765
Philip Morris International, Inc.	993,692	77,647,093
PriceSmart, Inc.	634,875	57,710,138
ResMed, Inc. (d)	1,506,200	65,685,382
Solera Holdings, Inc.	1,338,814	89,472,940
SS&C Technologies Holdings, Inc. (a)	1,307,344	50,751,094
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	431,000	$ 75,097,440
Visa, Inc. Class A	940,524	202,617,085
TOTAL UNITED STATES OF AMERICA		1,816,677,341
TOTAL COMMON STOCKS (Cost $10,021,860,642)		12,536,499,545
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.10% (b)	220,151,166	220,151,166
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	150,251,835	150,251,835
TOTAL MONEY MARKET FUNDS (Cost $370,403,001)		370,403,001
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $10,392,263,643)		12,906,902,546
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(173,438,975)
NET ASSETS - 100%		$ 12,733,463,571
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 59,539
Fidelity Securities Lending Cash Central Fund	513,865
Total	$ 573,404
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$ 53,355,078	$ 18,092,411	$ -	$ 299,773	$ 72,469,303
Total	$ 53,355,078	$ 18,092,411	$ -	$ 299,773	$ 72,469,303
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,468,768,666	$ 1,725,547,145	$ 743,221,521	$ -
Consumer Staples	2,062,474,788	1,017,609,723	1,044,865,065	-
Energy	257,122,665	257,122,665	-	-
Financials	2,079,744,221	1,002,147,192	1,077,597,029	-
Health Care	1,430,798,423	553,957,219	876,841,204	-
Industrials	1,912,554,660	1,548,283,533	364,271,127	-
Information Technology	1,111,002,303	750,270,728	360,731,575	-
Materials	947,233,149	739,682,657	207,550,492	-
Telecommunication Services	266,800,670	1,017,341	265,783,329	-
Money Market Funds	370,403,001	370,403,001	-	-
Total Investments in Securities:	$ 12,906,902,546	$ 7,966,041,204	$ 4,940,861,342	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 922,354,247
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $10,401,444,553. Net unrealized appreciation aggregated $2,505,457,993, of which $2,742,045,544 related to appreciated investment securities and $236,587,551 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Small Cap Fund

January 31, 2014

1.907961.104

SCF-S-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	2,369,294	$ 11,098,468
Imdex Ltd.	6,022,831	3,474,594
Ramsay Health Care Ltd.	398,764	15,311,368
RCG Corp. Ltd.	10,346,440	7,019,462
Sydney Airport unit	3,767,686	12,994,163
TOTAL AUSTRALIA		49,898,055
Austria - 1.5%
Andritz AG	496,024	27,261,244
Zumtobel AG	680,119	14,905,743
TOTAL AUSTRIA		42,166,987
Bailiwick of Jersey - 1.2%
Informa PLC	3,950,785	33,577,575
Belgium - 1.7%
Gimv NV (d)	315,309	15,674,982
KBC Ancora (a)	850,373	32,331,057
TOTAL BELGIUM		48,006,039
Bermuda - 0.4%
Lazard Ltd. Class A	255,101	10,908,119
Brazil - 0.2%
Arezzo Industria e Comercio SA	564,000	6,076,453
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	3,018,574	7,877,546
Canada - 1.4%
Pason Systems, Inc.	1,249,700	28,219,937
ShawCor Ltd. Class A	310,100	11,323,697
TOTAL CANADA		39,543,634
Denmark - 1.5%
Jyske Bank A/S (Reg.) (a)	415,519	21,247,619
Spar Nord Bank A/S	2,358,947	21,148,827
TOTAL DENMARK		42,396,446
Finland - 1.3%
Nokian Tyres PLC	370,000	15,619,295
Tikkurila Oyj	885,100	22,203,459
TOTAL FINLAND		37,822,754
France - 2.4%
Laurent-Perrier Group SA	132,224	12,643,633
Common Stocks - continued
	Shares	Value
France - continued
Remy Cointreau SA	159,354	$ 11,902,311
Saft Groupe SA	406,719	14,240,148
Vetoquinol SA	208,127	10,113,653
Virbac SA	88,700	19,822,640
TOTAL FRANCE		68,722,385
Germany - 4.8%
alstria office REIT-AG	789,329	10,244,338
Bilfinger Berger AG	239,834	27,659,417
CompuGroup Medical AG	1,178,715	31,397,225
CTS Eventim AG	820,266	41,917,433
Fielmann AG	207,795	23,210,563
TOTAL GERMANY		134,428,976
Greece - 0.8%
Titan Cement Co. SA (Reg.) (a)	807,499	21,672,571
India - 0.6%
Jyothy Laboratories Ltd. (a)	5,154,431	17,729,460
Ireland - 2.4%
FBD Holdings PLC	1,298,400	31,170,507
James Hardie Industries PLC CDI	3,276,486	37,033,035
TOTAL IRELAND		68,203,542
Israel - 1.2%
Azrieli Group	434,179	13,769,543
Ituran Location & Control Ltd.	527,446	11,709,301
Strauss Group Ltd.	434,655	7,671,182
TOTAL ISRAEL		33,150,026
Italy - 4.5%
Azimut Holding SpA	1,618,064	46,875,437
Beni Stabili SpA SIIQ	37,821,674	28,055,551
Interpump Group SpA	3,943,666	51,060,695
TOTAL ITALY		125,991,683
Japan - 25.2%
Air Water, Inc.	550,000	8,105,202
Aozora Bank Ltd.	11,126,000	31,707,424
Artnature, Inc.	529,900	14,861,093
Asahi Co. Ltd. (d)	825,000	11,221,735
Autobacs Seven Co. Ltd.	1,070,300	17,279,921
Azbil Corp.	1,007,900	23,835,129
Common Stocks - continued
	Shares	Value
Japan - continued
Coca-Cola Central Japan Co. Ltd.	778,400	$ 19,127,672
Cosmos Pharmaceutical Corp.	154,600	19,340,813
Daikokutenbussan Co. Ltd.	567,600	15,685,083
FCC Co. Ltd.	617,600	11,838,574
GCA Savvian Group Corp.	128,800	1,119,798
Glory Ltd.	360,600	8,937,427
Goldcrest Co. Ltd.	1,291,410	31,578,004
Harmonic Drive Systems, Inc.	475,200	13,891,371
Iida Group Holdings Co. Ltd. (a)	706,244	12,324,936
Iwatsuka Confectionary Co. Ltd.	44,200	2,452,663
Kobayashi Pharmaceutical Co. Ltd.	326,400	17,705,460
Kyoto Kimono Yuzen Co. Ltd.	378,600	4,001,277
Lasertec Corp. (d)	908,400	9,637,689
Meiko Network Japan Co. Ltd.	514,400	5,639,624
Miraial Co. Ltd. (d)	301,300	4,470,991
Nabtesco Corp.	695,400	15,416,234
Nagaileben Co. Ltd.	1,023,200	17,047,760
ND Software Co. Ltd.	107,100	2,251,994
Nihon M&A Center, Inc.	449,800	37,353,827
Nihon Parkerizing Co. Ltd.	1,561,000	33,745,823
Nippon Seiki Co. Ltd.	896,000	16,805,143
NS Tool Co. Ltd.	1,000	17,106
OBIC Co. Ltd.	829,000	25,592,797
OSG Corp.	2,144,900	39,705,555
San-Ai Oil Co. Ltd.	1,202,000	5,800,370
Seven Bank Ltd.	10,910,900	41,587,832
SHO-BOND Holdings Co. Ltd. (d)	716,000	33,913,739
Shoei Co. Ltd.	550,100	7,613,146
Software Service, Inc.	102,000	3,685,947
Techno Medica Co. Ltd.	273,200	5,650,290
The Nippon Synthetic Chemical Industry Co. Ltd.	2,602,000	23,174,551
TKC Corp.	150,000	2,787,881
Tocalo Co. Ltd.	458,400	7,611,258
Tsutsumi Jewelry Co. Ltd.	273,600	6,282,500
USS Co. Ltd.	4,718,100	64,457,090
Workman Co. Ltd.	66,500	2,490,818
Yamato Kogyo Co. Ltd.	946,400	28,011,615
TOTAL JAPAN		705,765,162
Korea (South) - 1.3%
Coway Co. Ltd.	561,350	36,008,466
Common Stocks - continued
	Shares	Value
Mexico - 0.5%
Consorcio ARA S.A.B. de CV (a)	33,267,727	$ 13,109,086
Netherlands - 4.1%
Aalberts Industries NV	1,369,900	42,873,190
ASM International NV (depositary receipt)	358,800	11,965,980
Heijmans NV (Certificaten Van Aandelen) (d)(e)	1,550,171	25,287,206
VastNed Retail NV	717,043	34,331,194
TOTAL NETHERLANDS		114,457,570
Philippines - 0.4%
Jollibee Food Corp.	3,065,150	10,267,830
South Africa - 1.4%
Clicks Group Ltd.	4,517,421	23,084,117
Nampak Ltd.	4,983,670	15,558,972
TOTAL SOUTH AFRICA		38,643,089
Spain - 1.3%
Grifols SA	256,200	13,284,168
Prosegur Compania de Seguridad SA (Reg.) (d)	3,861,086	23,225,212
TOTAL SPAIN		36,509,380
Sweden - 2.4%
Fagerhult AB (e)	799,479	26,724,960
Intrum Justitia AB	1,464,303	41,349,338
TOTAL SWEDEN		68,074,298
Switzerland - 0.3%
Zehnder Group AG	194,093	8,723,642
Turkey - 1.1%
Albaraka Turk Katilim Bankasi A/S (a)	17,749,426	11,227,851
Coca-Cola Icecek A/S	971,544	20,328,245
TOTAL TURKEY		31,556,096
United Kingdom - 20.1%
Advanced Computer Software Group PLC	2,250,000	4,253,591
Babcock International Group PLC	991,700	22,660,553
Bellway PLC	1,496,300	38,224,788
Berendsen PLC	1,470,509	22,360,670
Britvic PLC	2,678,712	30,516,495
Dechra Pharmaceuticals PLC	1,636,163	18,868,164
Derwent London PLC	447,190	18,304,877
Elementis PLC	7,518,882	31,629,982
Great Portland Estates PLC	3,191,000	31,710,165
Common Stocks - continued
	Shares	Value
United Kingdom - continued
H&T Group PLC	1,288,592	$ 3,431,673
Hilton Food Group PLC	764,795	5,783,334
InterContinental Hotel Group PLC ADR	614,093	19,921,177
Johnson Matthey PLC	433,270	23,012,880
Meggitt PLC	3,053,234	25,874,035
Persimmon PLC	834,100	18,003,554
Rotork PLC	755,000	30,556,977
Serco Group PLC	1,927,232	13,848,100
Shaftesbury PLC	2,912,855	29,831,996
Spectris PLC	1,157,316	42,273,811
Spirax-Sarco Engineering PLC	948,800	45,544,184
Ted Baker PLC	459,767	16,181,913
Ultra Electronics Holdings PLC	906,410	29,175,128
Unite Group PLC	6,176,402	41,608,581
TOTAL UNITED KINGDOM		563,576,628
United States of America - 12.1%
ANSYS, Inc. (a)	88,715	6,966,789
Autoliv, Inc.	279,600	25,351,332
Broadridge Financial Solutions, Inc.	236,895	8,596,920
Dril-Quip, Inc. (a)	179,205	18,020,855
Evercore Partners, Inc. Class A	451,000	25,183,840
Greenhill & Co., Inc. (d)	270,805	14,068,320
Kansas City Southern	102,269	10,798,584
Kennedy-Wilson Holdings, Inc.	1,107,588	26,604,264
Martin Marietta Materials, Inc. (d)	222,280	24,230,743
Mohawk Industries, Inc. (a)	201,862	28,700,739
Oceaneering International, Inc.	198,667	13,539,156
PriceSmart, Inc.	530,961	48,264,355
ResMed, Inc. (d)	472,800	20,618,808
Solera Holdings, Inc.	609,090	40,705,485
SS&C Technologies Holdings, Inc. (a)	698,588	27,119,186
TOTAL UNITED STATES OF AMERICA		338,769,376
TOTAL COMMON STOCKS (Cost $2,084,850,423)		2,753,632,874
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Sartorius AG (non-vtg.) (Cost $19,558,399)	177,546	23,574,472
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	48,458,056	$ 48,458,056
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	58,432,599	58,432,599
TOTAL MONEY MARKET FUNDS (Cost $106,890,655)		106,890,655
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,211,299,477)		2,884,098,001
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(78,399,672)
NET ASSETS - 100%		$ 2,805,698,329
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,983
Fidelity Securities Lending Cash Central Fund	101,322
Total	$ 122,305
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fagerhult AB	$ 16,152,472	$ 8,923,943	$ -	$ -	$ 26,724,960
Heijmans NV (Certificaten Van Aandelen)	16,464,500	4,149,550	-	-	25,287,206
Total	$ 32,616,972	$ 13,073,493	$ -	$ -	$ 52,012,166
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 493,144,430	$ 290,161,738	$ 202,982,692	$ -
Consumer Staples	267,095,916	160,193,672	106,902,244	-
Energy	76,904,015	71,103,645	5,800,370	-
Financials	573,721,799	467,728,741	105,993,058	-
Health Care	185,880,080	141,932,721	43,947,359	-
Industrials	673,969,706	504,129,026	169,840,680	-
Information Technology	215,661,959	149,337,472	66,324,487	-
Materials	290,829,441	146,186,153	144,643,288	-
Money Market Funds	106,890,655	106,890,655	-	-
Total Investments in Securities:	$ 2,884,098,001	$ 2,037,663,823	$ 846,434,178	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 91,611,551
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $2,226,921,743. Net unrealized appreciation aggregated $657,176,258, of which $720,178,064 related to appreciated investment securities and $63,001,806 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Value Fund

January 31, 2014

1.907974.104

VSF-S-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 4.7%
Ansell Ltd.	3,467,096	$ 58,118,469
Australia & New Zealand Banking Group Ltd.	7,322,147	192,867,264
Telstra Corp. Ltd.	14,779,457	66,519,546
Transurban Group unit	7,827,106	47,292,373
Westpac Banking Corp.	8,848,182	238,472,437
TOTAL AUSTRALIA		603,270,089
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	15,266,447	87,486,441
Bailiwick of Jersey - 1.0%
Informa PLC	8,326,681	70,768,154
Wolseley PLC	1,225,498	66,119,046
TOTAL BAILIWICK OF JERSEY		136,887,200
Belgium - 1.6%
Anheuser-Busch InBev SA NV	659,900	63,246,661
KBC Groupe SA	1,378,565	81,538,313
UCB SA	824,434	58,364,373
TOTAL BELGIUM		203,149,347
Bermuda - 0.3%
Hongkong Land Holdings Ltd.	7,525,000	45,296,360
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	8,194	91,383,450
Finland - 1.3%
Nokia Corp. (a)	7,035,251	48,689,741
Sampo Oyj (A Shares)	2,506,767	116,471,201
TOTAL FINLAND		165,160,942
France - 15.8%
Arkema SA	715,288	76,347,065
Atos Origin SA (d)	1,165,104	101,966,574
AXA SA	8,755,673	230,271,137
BNP Paribas SA	3,109,958	240,968,302
Cap Gemini SA	1,092,605	74,519,769
Carrefour SA	2,312,003	79,685,562
GDF Suez	4,720,624	104,318,472
Havas SA	6,830,042	53,584,329
Renault SA	1,014,458	88,604,600
Sanofi SA	3,528,390	344,938,912
Schneider Electric SA	645,224	52,117,093
Common Stocks - continued
	Shares	Value
France - continued
Total SA	7,276,710	$ 415,148,570
Vivendi SA	6,886,154	185,189,878
TOTAL FRANCE		2,047,660,263
Germany - 6.2%
BASF AG	2,649,438	284,184,315
Bayer AG	816,714	107,826,048
Continental AG	397,433	85,628,858
Deutsche Lufthansa AG (a)	2,467,649	58,791,208
Deutsche Post AG	2,277,454	78,848,029
Fresenius SE & Co. KGaA	596,900	93,102,764
Siemens AG (d)	731,098	92,494,149
TOTAL GERMANY		800,875,371
Hong Kong - 0.6%
Hysan Development Co. Ltd.	5,794,000	22,910,920
Wing Hang Bank Ltd.	3,584,369	51,061,492
TOTAL HONG KONG		73,972,412
Italy - 0.3%
Unione di Banche Italiane ScpA	5,324,636	38,886,938
Japan - 17.6%
AEON Mall Co. Ltd.	1,509,400	44,370,404
Astellas Pharma, Inc.	1,128,700	69,751,529
Daikin Industries Ltd.	903,500	51,824,602
DENSO Corp.	1,844,900	94,880,511
Dentsu, Inc.	1,380,600	54,156,117
East Japan Railway Co.	1,027,500	75,892,053
Hitachi Ltd.	11,985,000	91,366,455
Honda Motor Co. Ltd.	3,357,600	125,853,492
Hoya Corp.	3,286,400	90,815,662
Itochu Corp.	11,914,600	145,563,948
Japan Tobacco, Inc.	4,188,000	129,281,267
KDDI Corp.	1,968,700	108,400,868
Mitsubishi Electric Corp.	6,813,000	76,954,265
Nippon Telegraph & Telephone Corp.	2,475,700	132,504,737
Omron Corp.	1,474,700	58,305,825
ORIX Corp.	6,140,500	93,139,875
Santen Pharmaceutical Co. Ltd.	621,200	26,021,453
Seven & i Holdings Co., Ltd.	2,703,200	106,557,408
Seven Bank Ltd.	14,782,000	56,342,862
Common Stocks - continued
	Shares	Value
Japan - continued
Shinsei Bank Ltd.	18,365,000	$ 37,125,231
SoftBank Corp.	805,000	58,279,467
Sony Financial Holdings, Inc.	4,805,400	77,736,593
Sumitomo Mitsui Financial Group, Inc.	5,930,000	274,713,995
Sumitomo Mitsui Trust Holdings, Inc.	19,109,000	90,655,544
Tokyo Tatemono Co. Ltd.	5,613,000	52,077,213
USS Co. Ltd.	3,389,600	46,307,575
TOTAL JAPAN		2,268,878,951
Luxembourg - 0.4%
RTL Group SA	479,827	58,501,698
Netherlands - 2.6%
ING Groep NV (Certificaten Van Aandelen) (a)	8,690,234	114,771,869
Koninklijke Philips Electronics NV	2,504,311	86,884,958
Royal DSM NV	1,112,478	73,714,607
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,543,369	57,585,852
TOTAL NETHERLANDS		332,957,286
Norway - 0.8%
Telenor ASA	4,894,453	101,515,389
Singapore - 0.7%
Singapore Telecommunications Ltd.	32,090,000	88,530,442
Spain - 1.1%
Amadeus IT Holding SA Class A (d)	1,887,274	74,719,232
International Consolidated Airlines Group SA CDI (a)	9,732,936	66,671,889
TOTAL SPAIN		141,391,121
Sweden - 2.0%
Nordea Bank AB	12,695,893	169,952,960
Svenska Cellulosa AB (SCA) (B Shares)	3,156,812	89,865,592
TOTAL SWEDEN		259,818,552
Switzerland - 7.4%
Nestle SA	3,481,737	252,326,206
Novartis AG	3,405,253	269,154,097
Roche Holding AG (participation certificate)	295,388	81,044,334
Swiss Re Ltd.	1,718,330	148,587,737
Syngenta AG (Switzerland)	198,293	70,102,936
UBS AG (NY Shares)	6,939,771	137,893,250
TOTAL SWITZERLAND		959,108,560
Common Stocks - continued
	Shares	Value
United Kingdom - 28.9%
AstraZeneca PLC (United Kingdom)	1,920,405	$ 121,780,913
BAE Systems PLC	14,688,850	103,614,779
Barclays PLC	47,587,109	212,441,085
BHP Billiton PLC	8,740,251	257,300,827
BT Group PLC	16,300,297	102,644,316
Bunzl PLC	4,193,329	95,680,580
Compass Group PLC	7,257,200	108,623,661
GlaxoSmithKline PLC	12,485,164	320,921,013
GlaxoSmithKline PLC sponsored ADR	748,710	38,588,513
HSBC Holdings PLC sponsored ADR (d)	8,435,629	434,350,537
Imperial Tobacco Group PLC	5,035,556	184,018,839
ITV PLC	29,617,585	95,672,603
Kingfisher PLC	14,300,005	86,884,748
Legal & General Group PLC	37,422,782	132,451,077
National Grid PLC	14,658,268	189,745,399
Next PLC	767,500	78,855,828
Prudential PLC	4,622,706	93,055,831
Reed Elsevier PLC	9,252,191	134,909,833
Rolls-Royce Group PLC	3,975,530	77,574,886
Royal Dutch Shell PLC Class A sponsored ADR	4,630,501	319,967,619
Standard Chartered PLC (United Kingdom)	2,150,539	43,837,361
Taylor Wimpey PLC	28,343,955	52,279,172
Vodafone Group PLC sponsored ADR	12,063,272	447,064,861
TOTAL UNITED KINGDOM		3,732,264,281
United States of America - 1.2%
AbbVie, Inc.	1,512,560	74,463,329
Cabot Corp.	1,088,378	52,971,357
ResMed, Inc. CDI	5,698,760	25,040,047
TOTAL UNITED STATES OF AMERICA		152,474,733
TOTAL COMMON STOCKS (Cost $11,248,248,453)		12,389,469,826
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Volkswagen AG (Cost $138,900,851)	647,190	164,142,293
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	357,389,202	$ 357,389,202
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	423,931,628	423,931,628
TOTAL MONEY MARKET FUNDS (Cost $781,320,830)		781,320,830
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $12,168,470,134)		13,334,932,949
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(419,589,032)
NET ASSETS - 100%		$ 12,915,343,917

*Amount in U.S. Dollars unless otherwise noted
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,277
Fidelity Securities Lending Cash Central Fund	1,640,009
Total	$ 1,680,286
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,399,653,472	$ 1,078,455,777	$ 321,197,695	$ -
Consumer Staples	962,567,387	353,569,993	608,997,394	-
Energy	735,116,189	319,967,619	415,148,570	-
Financials	3,559,734,229	1,936,667,666	1,623,066,563	-
Health Care	1,689,115,794	372,345,027	1,316,770,767	-
Industrials	1,267,707,308	690,800,960	576,906,348	-
Information Technology	540,383,258	251,205,575	289,177,683	-
Materials	814,621,107	487,217,344	327,403,763	-
Telecommunication Services	1,290,649,504	733,770,128	556,879,376	-
Utilities	294,063,871	104,318,472	189,745,399	-
Money Market Funds	781,320,830	781,320,830	-	-
Total Investments in Securities:	$ 13,334,932,949	$ 7,109,639,391	$ 6,225,293,558	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 949,224,528
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $12,189,512,515. Net unrealized appreciation aggregated $1,145,420,434, of which $1,421,397,017 related to appreciated investment securities and $275,976,583 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Asia Fund

January 31, 2014

1.813038.109

SEA-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 0.3%
Boart Longyear Ltd.	1,536,119	$ 631,516
Fortescue Metals Group Ltd.	441,855	2,049,523
Karoon Gas Australia Ltd. (a)	300,473	843,791
TOTAL AUSTRALIA		3,524,830
Bermuda - 1.9%
Cafe de Coral Holdings Ltd.	746,000	2,286,870
CSI Properties Ltd.	48,020,000	1,793,683
Great Eagle Holdings Ltd.	1,834,000	6,011,914
Hongkong Land Holdings Ltd.	889,000	5,351,291
Luk Fook Holdings International Ltd.	316,000	1,023,648
Oriental Watch Holdings Ltd.	5,018,000	1,286,203
Yue Yuen Industrial (Holdings) Ltd.	715,000	2,210,258
TOTAL BERMUDA		19,963,867
Cayman Islands - 11.3%
Baidu.com, Inc. sponsored ADR (a)	13,000	2,034,500
Baoxin Auto Group Ltd.	1,941,500	1,625,461
Bloomage BioTechnology Corp. Ltd.	2,500	6,746
Bonjour Holdings Ltd.	5,036,000	992,437
China Lodging Group Ltd. ADR (a)	110,000	2,986,500
China Resources Cement Holdings Ltd.	5,517,706	3,773,799
China Sanjiang Fine Chemicals Ltd.	4,374,000	2,061,985
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	8,964,000	2,747,922
Cimc Enric Holdings Ltd.	1,060,000	1,703,908
E-Commerce China Dangdang, Inc. ADR (a)(d)	103,500	976,005
GCL-Poly Energy Holdings Ltd. (a)	18,447,000	6,272,712
Ginko International Co. Ltd.	32,000	591,392
Greatview Aseptic Pack Co. Ltd.	2,625,000	1,453,863
Greentown China Holdings Ltd.	999,000	1,433,430
Hengan International Group Co. Ltd.	515,500	5,567,464
Hilong Holding Ltd.	2,465,000	1,885,945
Hosa International Ltd.	5,300,000	1,433,576
Ju Teng International Holdings Ltd.	3,538,000	2,355,993
KWG Property Holding Ltd.	9,959,000	5,182,302
Lee & Man Paper Manufacturing Ltd.	7,345,000	4,928,959
Lifestyle International Holdings Ltd.	3,084,500	5,530,313
MGM China Holdings Ltd.	712,800	2,818,589
Qunar Cayman Islands Ltd. sponsored ADR	850	22,126
Silicon Motion Technology Corp. sponsored ADR	62,000	1,043,460
Sino Biopharmaceutical Ltd.	2,396,000	2,030,665
SOHO China Ltd.	2,570,000	2,045,725
SouFun Holdings Ltd. ADR	19,100	1,554,549
Springland International Holdings Ltd.	15,584,000	7,226,152
SPT Energy Group, Inc.	4,648,000	3,178,969
Tencent Holdings Ltd.	461,600	32,314,022
Value Partners Group Ltd.	3,499,000	2,275,941
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	144,800	5,053,520

	Shares	Value
Yingde Gases Group Co. Ltd.	1,564,000	$ 1,377,903
Zhen Ding Technology Holding Ltd.	647,550	1,615,129
TOTAL CAYMAN ISLANDS		118,101,962
China - 15.3%
Aluminum Corp. of China Ltd. (H Shares) (a)	10,450,000	3,717,704
Angang Steel Co. Ltd. (H Shares) (a)	8,190,000	5,211,185
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	7,770,000	5,084,057
China Communications Construction Co. Ltd. (H Shares)	7,075,000	5,157,848
China Construction Bank Corp. (H Shares)	36,390,000	25,263,672
China Life Insurance Co. Ltd. (H Shares)	4,007,000	10,906,517
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,392,000	5,283,660
China Merchants Bank Co. Ltd. (H Shares)	4,230,000	7,475,154
China Minsheng Banking Corp. Ltd. (H Shares)	5,936,000	5,848,991
China Pacific Insurance Group Co. Ltd. (H Shares)	2,957,800	10,781,543
China Petroleum & Chemical Corp. (H Shares)	17,066,000	13,480,334
China Railway Construction Corp. Ltd. (H Shares)	4,677,000	3,909,649
China Railway Group Ltd. (H Shares)	10,091,000	4,484,138
China Suntien Green Energy Corp. Ltd. (H Shares)	10,467,000	4,516,403
CSR Corp. Ltd. (H Shares)	8,217,000	5,990,394
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	482,000	809,562
Guangzhou R&F Properties Co. Ltd. (H Shares)	2,028,800	2,691,548
Harbin Power Equipment Co. Ltd. (H Shares)	4,768,000	2,646,910
Huadian Power International Corp. Ltd. (H Shares)	9,186,000	3,833,515
Industrial & Commercial Bank of China Ltd. (H Shares)	14,721,000	9,120,277
Maanshan Iron & Steel Ltd. (H Shares) (a)	15,630,000	3,804,928
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,546,000	12,525,233
Sinotrans Ltd. (H Shares)	7,548,000	3,120,776
Weichai Power Co. Ltd. (H Shares)	929,000	3,541,874
TOTAL CHINA		159,205,872
Hong Kong - 10.1%
AIA Group Ltd.	5,592,800	25,753,188
Champion (REIT)	9,365,000	3,980,589
China Power International Development Ltd.	4,113,000	1,382,690
CNOOC Ltd.	8,668,000	13,464,125
Dah Chong Hong Holdings Ltd.	5,830,000	3,431,709
Dah Sing Banking Group Ltd.	1,151,600	1,670,189
Dah Sing Financial Holdings Ltd.	452,000	2,171,566
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Far East Horizon Ltd.	4,624,000	$ 3,335,274
Fosun International Ltd.	2,200,000	2,374,610
Galaxy Entertainment Group Ltd. (a)	1,114,000	10,948,015
HKT Trust/HKT Ltd. unit	5,794,000	5,559,816
Hysan Development Co. Ltd.	1,646,000	6,508,694
Magnificent Estates Ltd.	7,758,000	359,731
Melco International Development Ltd.	796,000	2,896,391
Singamas Container Holdings Ltd.	7,926,000	1,796,770
SinoMedia Holding Ltd.	1,230,000	850,756
Techtronic Industries Co. Ltd.	430,500	1,111,765
Vitasoy International Holdings Ltd.	2,862,000	3,981,246
Wharf Holdings Ltd.	866,000	5,911,796
Wheelock and Co. Ltd.	1,823,000	7,419,923
TOTAL HONG KONG		104,908,843
India - 9.6%
Apollo Tyres Ltd.	1,182,891	2,142,485
Axis Bank Ltd.	176,117	3,156,297
Balkrishna Industries Ltd. (a)	32,999	172,176
Bank of Baroda	289,306	2,530,998
Bharat Heavy Electricals Ltd.	2,362,438	6,509,771
Bharti Infratel Ltd. (a)	805,846	2,218,854
Britannia Industries Ltd.	192,031	2,704,174
CESC Ltd. GDR (a)	220,570	1,544,846
Cox & Kings India Ltd.	695,451	1,549,570
HCL Infosystems Ltd. (a)	1,270,004	481,721
HCL Technologies Ltd.	213,322	4,975,672
Hexaware Technologies Ltd.	585,045	1,260,795
Hindustan Petroleum Corp. Ltd.	1,180,130	4,592,531
Housing Development Finance Corp. Ltd.	896,102	11,548,076
IL&FS Transportation Networks Ltd.	85,215	157,815
Lupin Ltd. (a)	163,943	2,437,624
McLeod Russel India Ltd.	482,469	1,975,796
MindTree Consulting Ltd.	179,013	4,079,491
Mphasis BFL Ltd.	133,154	786,132
MRF Ltd.	4,982	1,542,432
NIIT Technologies Ltd.	199,257	1,284,492
NTPC Ltd.	3,233,544	6,532,770
Power Finance Corp. Ltd.	584,088	1,265,906
Redington India Ltd.	117,356	122,238
Reliance Infrastructure Ltd. (a)	207,219	1,231,399
Shriram City Union Finance Ltd.	136,697	2,123,533
Sintex Industries Ltd.	911,712	502,952
Sun Pharmaceutical Industries Ltd.	587,002	5,514,632
Tata Consultancy Services Ltd.	326,654	11,669,345
Tata Motors Ltd.	838,696	4,664,605
The Jammu & Kashmir Bank Ltd.	151,880	3,359,423
Upl Ltd.	1,087,332	3,282,435
Yes Bank Ltd.	445,462	2,189,386
Zydus Wellness Ltd.	29,633	242,505
TOTAL INDIA		100,352,877

	Shares	Value
Indonesia - 2.6%
PT Bank Rakyat Indonesia Tbk	15,298,100	$ 10,454,418
PT BISI International Tbk	6,822,000	295,175
PT Express Transindo Utama Tbk	11,039,500	1,586,797
PT Indocement Tunggal Prakarsa Tbk	1,223,000	2,245,660
PT Indofood Sukses Makmur Tbk	5,632,700	3,219,970
PT Telkomunikasi Indonesia Tbk Series B	47,099,000	8,733,836
PT Tempo Scan Pacific Tbk	3,462,000	823,263
TOTAL INDONESIA		27,359,119
Japan - 0.4%
Fuji Media Holdings, Inc.	128,300	2,398,809
Suzuki Motor Corp.	64,500	1,671,958
TOTAL JAPAN		4,070,767
Korea (South) - 19.5%
CJ O Shopping Co. Ltd.	6,522	2,418,934
Daesang Corp.	60,560	1,964,349
Daewoo International Corp.	189,700	7,153,166
DGB Financial Group Co. Ltd.	531,980	8,154,574
E1 Corp.	8,605	529,979
Fila Korea Ltd.	8,524	657,063
Hana Financial Group, Inc.	224,820	8,420,826
Hanwha Corp.	85,410	2,845,073
Hotel Shilla Co.	30,189	2,146,077
Hy-Lok Corp.	86,387	2,130,186
Hyosung Corp.	29,980	1,853,700
Hyundai Hysco Co. Ltd.	35,898	1,281,700
Hyundai Industrial Development & Construction Co.	90,900	2,028,743
Hyundai Motor Co.	91,003	19,549,763
Hyundai Steel Co.	107,268	7,478,509
Interpark Corp.	89,983	1,135,386
InterPark INT Corp.	5,331	37,962
KB Financial Group, Inc.	329,110	11,187,092
Kia Motors Corp.	204,654	10,107,345
Kolon Industries, Inc.	26,834	1,242,379
Korea Plant Service & Engineering Co. Ltd.	44,995	2,327,215
Korean Reinsurance Co.	162,142	1,686,621
LG Hausys Ltd.	4,905	705,315
Lotte Chemical Corp.	15,840	3,036,945
Naver Corp.	20,016	12,501,184
POSCO	50,897	14,005,962
Samsung Electronics Co. Ltd.	49,576	58,113,259
SBS Contents Hub Co. Ltd.	104,758	1,480,089
Shinhan Financial Group Co. Ltd.	327,970	13,700,202
Sung Kwang Bend Co. Ltd.	51,894	1,088,880
Tong Yang Life Insurance Co. Ltd.	267,150	2,677,079
TOTAL KOREA (SOUTH)		203,645,557
Malaysia - 4.0%
British American Tobacco (Malaysia) Bhd	149,000	2,708,791
Bursa Malaysia Bhd	600,200	1,397,310
Common Stocks - continued
	Shares	Value
Malaysia - continued
Glomac Bhd	4,142,600	$ 1,355,971
Malayan Banking Bhd	2,959,450	8,526,317
Malaysian Plantations Bhd	2,721,700	3,784,029
Media Prima Bhd	1,479,500	1,056,722
SapuraKencana Petroleum Bhd (a)	3,101,000	4,062,846
Tenaga Nasional Bhd	3,405,500	12,005,913
YTL Corp. Bhd	14,868,600	6,830,259
TOTAL MALAYSIA		41,728,158
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	456,614	3,208,030
Philippines - 1.0%
Alliance Global Group, Inc.	4,566,700	2,727,440
Holcim Philippines, Inc.	399,400	123,231
Philippine National Bank (a)	68,030	127,139
Philippine National Bank rights (a)	10,204	3,103
Security Bank Corp.	2,550,728	6,408,440
Vista Land & Lifescapes, Inc.	8,080,500	926,030
TOTAL PHILIPPINES		10,315,383
Singapore - 4.6%
Ezion Holdings Ltd.	919,000	1,617,305
Keppel Corp. Ltd.	1,380,000	11,238,203
Mapletree Industrial (REIT)	4,334,496	4,439,461
Singapore Telecommunications Ltd.	3,906,000	10,775,940
United Overseas Bank Ltd.	837,000	13,088,003
Wing Tai Holdings Ltd.	2,741,000	3,712,699
Yanlord Land Group Ltd.	3,044,000	2,665,573
TOTAL SINGAPORE		47,537,184
Taiwan - 11.5%
Advantech Co. Ltd.	181,000	1,128,827
Catcher Technology Co. Ltd.	1,041,000	6,896,603
Cleanaway Co. Ltd.	90,000	549,884
Compal Electronics, Inc.	2,988,000	2,218,536
ECLAT Textile Co. Ltd.	174,340	1,903,185
Fubon Financial Holding Co. Ltd.	7,450,000	10,497,160
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,689,000	18,663,200
HTC Corp.	525,000	2,351,362
King Slide Works Co. Ltd.	85,000	927,412
MediaTek, Inc.	878,000	11,686,381
PChome Online, Inc.	517,000	3,581,552
Shin Kong Financial Holding Co. Ltd.	12,719,000	4,254,342
Sinopac Holdings Co.	14,749,858	6,863,907
Taishin Financial Holdings Co. Ltd.	17,194,055	8,107,596
Taiwan Semiconductor Manufacturing Co. Ltd.	10,718,192	36,861,986
Tongtai Machine & Tool Co. Ltd.	528,000	520,827
Vanguard International Semiconductor Corp.	2,138,000	2,336,581
TOTAL TAIWAN		119,349,341

	Shares	Value
Thailand - 4.1%
Charoen Pokphand Foods PCL (For. Reg.)	3,780,600	$ 3,258,840
Delta Electronics PCL (For. Reg.)	3,906,100	6,259,804
Kasikornbank PCL (For. Reg.)	1,225,800	6,306,851
Preuksa Real Estate PCL (For. Reg.)	10,032,500	5,365,711
Quality Houses PCL NVDR	23,398,900	1,821,447
Shin Corp. PLC:
(For. Reg.)	86,000	183,528
NVDR	2,956,700	6,309,750
Thai Beverage PCL	12,643,000	5,421,712
Thai Union Frozen Products PCL (For. Reg.)	697,400	1,472,754
Total Access Communication PCL NVDR	1,804,700	5,234,330
Toyo-Thai Corp. PCL	1,224,000	1,191,845
TOTAL THAILAND		42,826,572
United States of America - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	72,000	6,978,240
Las Vegas Sands Corp.	87,300	6,680,196
TOTAL UNITED STATES OF AMERICA		13,658,436
TOTAL COMMON STOCKS (Cost $1,023,807,551)		1,019,756,798
Money Market Funds - 0.0%

Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $350,000)	350,000	350,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,024,157,551)		1,020,106,798
NET OTHER ASSETS (LIABILITIES) - 2.2%		23,196,503
NET ASSETS - 100%		$ 1,043,303,301
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,148
Fidelity Securities Lending Cash Central Fund	1,514
Total	$ 3,662
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 110,622,773	$ 57,506,263	$ 53,116,510	$ -
Consumer Staples	32,812,776	9,548,710	23,264,066	-
Energy	53,598,201	12,329,239	41,268,962	-
Financials	337,563,960	156,662,241	180,901,719	-
Health Care	16,451,096	7,084,185	9,366,911	-
Industrials	74,330,234	35,079,707	39,250,527	-
Information Technology	242,945,817	52,553,476	190,392,341	-
Materials	68,156,799	25,117,209	43,039,590	-
Telecommunication Services	39,016,054	5,559,816	33,456,238	-
Utilities	44,259,088	15,583,922	28,675,166	-
Money Market Funds	350,000	350,000	-	-
Total Investments in Securities:	$ 1,020,106,798	$ 377,374,768	$ 642,732,030	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 495,513,717
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,024,582,877. Net unrealized depreciation aggregated $4,476,079, of which $91,106,756 related to appreciated investment securities and $95,582,835 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879402.104

AGCS-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CHEMICALS - 23.2%
Commodity Chemicals - 0.1%
Cabot Corp.	2,800	$ 136,276
LyondellBasell Industries NV Class A	1,500	118,140
		254,416
Diversified Chemicals - 0.4%
Eastman Chemical Co.	11,100	865,356
Huntsman Corp.	21,700	475,664
		1,341,020
Fertilizers & Agricultural Chemicals - 22.7%
Agrium, Inc.	70,800	6,173,188
CF Industries Holdings, Inc.	24,272	5,603,434
China BlueChemical Ltd. (H Shares)	906,000	497,123
Intrepid Potash, Inc. (a)(d)	177,000	2,601,900
Israel Corp. Ltd. (Class A) (a)	1,000	504,864
Monsanto Co.	276,000	29,407,798
Potash Corp. of Saskatchewan, Inc.	444,600	13,939,782
Syngenta AG (Switzerland)	43,212	15,276,828
Taiwan Fertilizer Co. Ltd.	240,000	499,867
The Mosaic Co.	166,059	7,416,195
Yara International ASA	39,900	1,646,226
		83,567,205
Specialty Chemicals - 0.0%
W.R. Grace & Co. (a)	1,300	122,616
TOTAL CHEMICALS		85,285,257
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Boart Longyear Ltd. (d)	2,775,000	1,140,834
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
Eagle Materials, Inc.	7,000	551,250
HeidelbergCement Finance AG	1,600	119,225
PT Indocement Tunggal Prakarsa Tbk	71,500	131,288
Vulcan Materials Co.	1,400	86,422
		888,185
CONTAINERS & PACKAGING - 0.7%
Paper Packaging - 0.7%
Rock-Tenn Co. Class A	26,500	2,689,220
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.8%
Oil & Gas Drilling - 0.8%
Ensco PLC Class A	18,300	$ 921,771
Noble Corp.	11,000	341,330
Ocean Rig UDW, Inc. (United States) (a)	21,947	376,172
Odfjell Drilling A/S	38,800	221,275
Vantage Drilling Co. (a)	697,582	1,137,059
		2,997,607
Oil & Gas Equipment & Services - 1.0%
Cameron International Corp. (a)	26,100	1,565,217
Ezion Holdings Ltd.	129,000	227,021
FMC Technologies, Inc. (a)	1,500	74,160
Halliburton Co.	26,800	1,313,468
National Oilwell Varco, Inc.	4,900	367,549
TGS Nopec Geophysical Co. ASA	2,400	61,974
		3,609,389
TOTAL ENERGY EQUIPMENT & SERVICES		6,606,996
FOOD PRODUCTS - 7.2%
Agricultural Products - 7.2%
Archer Daniels Midland Co.	278,100	10,979,388
Bunge Ltd.	153,000	11,591,280
China Agri-Industries Holdings Ltd.	1,458,300	649,903
First Resources Ltd.	719,000	1,121,788
Golden Agri-Resources Ltd.	3,187,000	1,294,138
Ingredion, Inc.	400	24,920
IOI Corp. Bhd	440,000	549,407
Kernel Holding SA (a)	17,300	209,115
		26,419,939
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Caterpillar, Inc.	2,200	206,602
Manitowoc Co., Inc.	74,300	2,113,835
		2,320,437
Industrial Machinery - 0.1%
Valmont Industries, Inc.	900	131,742
TOTAL MACHINERY		2,452,179
Common Stocks - continued
	Shares	Value
METALS & MINING - 29.0%
Diversified Metals & Mining - 17.4%
Anglo American PLC (United Kingdom)	209,151	$ 4,931,572
Antofagasta PLC	42,900	599,801
BHP Billiton PLC	662,192	19,494,011
Copper Mountain Mining Corp. (a)	783,131	1,096,911
First Quantum Minerals Ltd.	256,424	4,588,579
Freeport-McMoRan Copper & Gold, Inc.	155,900	5,052,719
Glencore Xstrata PLC	1,588,552	8,421,832
Grupo Mexico SA de CV Series B	482,911	1,563,124
Iluka Resources Ltd.	53,014	404,722
Korea Zinc Co. Ltd.	1,394	439,322
Norilsk Nickel OJSC sponsored ADR	72,300	1,113,420
Rio Tinto PLC	268,087	14,259,130
Teck Resources Ltd. Class B (sub. vtg.)	76,600	1,843,214
Walter Energy, Inc. (d)	23,600	268,096
		64,076,453
Gold - 7.7%
Agnico Eagle Mines Ltd. (Canada)	26,900	837,130
AngloGold Ashanti Ltd. sponsored ADR	70,300	1,029,192
Argonaut Gold, Inc. (a)	115,800	521,945
B2Gold Corp. (a)	965,680	2,280,349
Barrick Gold Corp.	124,100	2,391,188
Compania de Minas Buenaventura SA sponsored ADR	32,800	406,720
Detour Gold Corp. (a)	140,500	903,237
Eldorado Gold Corp.	232,250	1,476,391
Gold Fields Ltd. sponsored ADR	128,600	447,528
Goldcorp, Inc.	143,110	3,570,843
Harmony Gold Mining Co. Ltd. sponsored ADR	88,200	254,016
Kinross Gold Corp.	203,505	933,702
New Gold, Inc. (a)	535,900	3,074,659
Newcrest Mining Ltd.	162,273	1,338,460
Newmont Mining Corp.	28,100	606,960
Premier Gold Mines Ltd. (a)	642,700	1,177,201
Pretium Resources, Inc. (a)(d)	67,800	396,908
Randgold Resources Ltd. sponsored ADR	53,500	3,686,150
Romarco Minerals, Inc. (a)	986,500	469,446
Royal Gold, Inc.	20,300	1,135,582
Torex Gold Resources, Inc. (a)	410,700	424,067
Yamana Gold, Inc.	118,700	1,111,597
		28,473,271
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 1.1%
Aquarius Platinum Ltd. (United Kingdom) (a)	222,800	$ 144,673
Fresnillo PLC	78,500	993,010
Impala Platinum Holdings Ltd.	32,100	333,494
Silver Wheaton Corp.	62,400	1,355,292
Tahoe Resources, Inc. (a)	63,253	1,123,362
		3,949,831
Steel - 2.8%
African Minerals Ltd. (a)	116,100	320,639
ArcelorMittal SA Class A unit (d)	152,500	2,513,200
Fortescue Metals Group Ltd.	9,389	43,550
Hyundai Steel Co.	8,915	621,536
JFE Holdings, Inc.	75,300	1,560,404
Jindal Steel & Power Ltd. (a)	50,655	202,006
London Mining PLC (a)	226,686	349,359
Maanshan Iron & Steel Ltd. (H Shares) (a)	532,000	129,509
Nippon Steel & Sumitomo Metal Corp.	178,000	539,915
Nucor Corp.	6,700	323,945
POSCO	10,454	2,876,757
Tata Steel Ltd.	43,417	246,151
Thyssenkrupp AG (a)	23,300	600,055
		10,327,026
TOTAL METALS & MINING		106,826,581
OIL, GAS & CONSUMABLE FUELS - 30.2%
Coal & Consumable Fuels - 3.5%
Cameco Corp.	15,800	335,790
China Shenhua Energy Co. Ltd. (H Shares)	197,000	508,752
Coal India Ltd.	50,901	199,979
CONSOL Energy, Inc.	13,900	519,165
Peabody Energy Corp.	655,998	11,184,766
Whitehaven Coal Ltd. (a)	58,500	91,827
		12,840,279
Integrated Oil & Gas - 14.7%
BG Group PLC	382,550	6,427,092
Cenovus Energy, Inc.	49,800	1,302,960
Chevron Corp.	105,400	11,765,802
China Petroleum & Chemical Corp. (H Shares)	1,419,000	1,120,860
Eni SpA	8,427	191,366
Exxon Mobil Corp.	19,161	1,765,878
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Gazprom OAO sponsored ADR	251,600	$ 2,090,796
Hess Corp.	15,800	1,192,742
Occidental Petroleum Corp.	40,500	3,546,585
PetroChina Co. Ltd. (H Shares)	1,044,000	1,006,423
PTT PCL (For. Reg.)	42,600	355,855
Repsol YPF SA	29,709	696,391
Royal Dutch Shell PLC Class A (United Kingdom)	283,150	9,808,776
Statoil ASA	30,900	732,351
Suncor Energy, Inc.	153,432	5,040,698
Total SA	120,800	6,891,844
		53,936,419
Oil & Gas Exploration & Production - 11.9%
Anadarko Petroleum Corp.	89,000	7,181,410
Apache Corp.	20,200	1,621,252
Beach Energy Ltd.	100,000	124,588
Bonanza Creek Energy, Inc. (a)	200	8,142
Cabot Oil & Gas Corp.	104,200	4,165,916
Cairn India Ltd.	1,100	5,686
Canadian Natural Resources Ltd.	57,400	1,882,153
Cimarex Energy Co.	4,800	470,304
CNOOC Ltd.	120,000	186,398
CNOOC Ltd. sponsored ADR (d)	6,800	1,047,404
Cobalt International Energy, Inc. (a)	51,000	834,870
Concho Resources, Inc. (a)	5,600	547,624
ConocoPhillips Co.	78,300	5,085,585
Continental Resources, Inc. (a)	3,300	363,660
Denbury Resources, Inc.	26,900	432,283
Devon Energy Corp.	21,500	1,273,230
Encana Corp.	29,800	535,664
Energen Corp.	4,300	304,096
EOG Resources, Inc.	27,200	4,494,528
EQT Corp.	8,200	761,042
INPEX Corp.	51,700	612,580
Marathon Oil Corp.	51,600	1,691,964
Murphy Oil Corp.	9,500	537,795
Noble Energy, Inc.	26,100	1,626,813
Northern Oil & Gas, Inc. (a)	10,300	149,762
NOVATEK OAO GDR (Reg. S)	4,500	549,450
Oil & Natural Gas Corp. Ltd.	34,000	149,421
Oil Search Ltd. ADR	6,941	48,765
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ophir Energy PLC (a)	79,600	$ 365,607
Pacific Rubiales Energy Corp.	25,074	381,147
Painted Pony Petroleum Ltd. (a)	143,100	940,509
Painted Pony Petroleum Ltd. (a)(e)	15,000	98,586
PDC Energy, Inc. (a)	300	14,958
Penn West Petroleum Ltd.	25,800	192,964
Pioneer Natural Resources Co.	7,200	1,219,104
QEP Resources, Inc.	11,700	361,413
Range Resources Corp.	6,600	568,854
Rosetta Resources, Inc. (a)	2,100	89,481
SM Energy Co.	1,300	107,588
Southwestern Energy Co. (a)	18,700	760,903
Talisman Energy, Inc.	55,400	596,405
Tullow Oil PLC	80,400	1,044,800
Whiting Petroleum Corp. (a)	8,400	490,392
		43,925,096
Oil & Gas Storage & Transport - 0.1%
Access Midstream Partners LP	1,400	78,470
MPLX LP	1,200	55,212
Phillips 66 Partners LP	6,400	239,552
		373,234
TOTAL OIL, GAS & CONSUMABLE FUELS		111,075,028
PAPER & FOREST PRODUCTS - 3.3%
Forest Products - 0.1%
Boise Cascade Co.	9,600	292,704
West Fraser Timber Co. Ltd.	6,600	338,904
		631,608
Paper Products - 3.2%
Empresas CMPC SA	246,000	531,490
International Paper Co.	182,100	8,693,454
Lee & Man Paper Manufacturing Ltd.	356,000	238,898
Mondi PLC	43,200	655,482
Nine Dragons Paper (Holdings) Ltd.	771,000	659,399
Stora Enso Oyj (R Shares)	97,000	907,918
		11,686,641
TOTAL PAPER & FOREST PRODUCTS		12,318,249
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	2,100	$ 62,748
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	50,500	1,159,599
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Daewoo International Corp.	14,900	561,846
TOTAL COMMON STOCKS (Cost $411,645,656)		357,486,661
Nonconvertible Preferred Stocks - 2.8%

METALS & MINING - 2.2%
Steel - 2.2%
Gerdau SA sponsored	282,900	1,994,445
Vale SA (PN-A) sponsored	483,200	5,933,696
		7,928,141
OIL, GAS & CONSUMABLE FUELS - 0.5%
Integrated Oil & Gas - 0.5%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	152,900	1,819,510
PAPER & FOREST PRODUCTS - 0.1%
Paper Products - 0.1%
Fibria Celulose SA sponsored ADR (a)(d)	40,600	453,502
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,673,384)		10,201,153
Money Market Funds - 1.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $5,825,482)	5,825,482	$ 5,825,482
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $434,144,522)		373,513,296
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(5,457,966)
NET ASSETS - 100%		$ 368,055,330
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,586 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47
Fidelity Securities Lending Cash Central Fund	53,009
Total	$ 53,056
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 357,486,661	$ 267,039,790	$ 90,446,871	$ -
Nonconvertible Preferred Stocks	10,201,153	10,201,153	-	-
Money Market Funds	5,825,482	5,825,482	-	-
Total Investments in Securities:	$ 373,513,296	$ 283,066,425	$ 90,446,871	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 14,852,276
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $440,049,074. Net unrealized depreciation aggregated $66,535,778, of which $19,162,875 related to appreciated investment securities and $85,698,653 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock Fund

January 31, 2014

1.879386.104

GCS-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CHEMICALS - 23.2%
Commodity Chemicals - 0.1%
Cabot Corp.	2,800	$ 136,276
LyondellBasell Industries NV Class A	1,500	118,140
		254,416
Diversified Chemicals - 0.4%
Eastman Chemical Co.	11,100	865,356
Huntsman Corp.	21,700	475,664
		1,341,020
Fertilizers & Agricultural Chemicals - 22.7%
Agrium, Inc.	70,800	6,173,188
CF Industries Holdings, Inc.	24,272	5,603,434
China BlueChemical Ltd. (H Shares)	906,000	497,123
Intrepid Potash, Inc. (a)(d)	177,000	2,601,900
Israel Corp. Ltd. (Class A) (a)	1,000	504,864
Monsanto Co.	276,000	29,407,798
Potash Corp. of Saskatchewan, Inc.	444,600	13,939,782
Syngenta AG (Switzerland)	43,212	15,276,828
Taiwan Fertilizer Co. Ltd.	240,000	499,867
The Mosaic Co.	166,059	7,416,195
Yara International ASA	39,900	1,646,226
		83,567,205
Specialty Chemicals - 0.0%
W.R. Grace & Co. (a)	1,300	122,616
TOTAL CHEMICALS		85,285,257
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Boart Longyear Ltd. (d)	2,775,000	1,140,834
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
Eagle Materials, Inc.	7,000	551,250
HeidelbergCement Finance AG	1,600	119,225
PT Indocement Tunggal Prakarsa Tbk	71,500	131,288
Vulcan Materials Co.	1,400	86,422
		888,185
CONTAINERS & PACKAGING - 0.7%
Paper Packaging - 0.7%
Rock-Tenn Co. Class A	26,500	2,689,220
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.8%
Oil & Gas Drilling - 0.8%
Ensco PLC Class A	18,300	$ 921,771
Noble Corp.	11,000	341,330
Ocean Rig UDW, Inc. (United States) (a)	21,947	376,172
Odfjell Drilling A/S	38,800	221,275
Vantage Drilling Co. (a)	697,582	1,137,059
		2,997,607
Oil & Gas Equipment & Services - 1.0%
Cameron International Corp. (a)	26,100	1,565,217
Ezion Holdings Ltd.	129,000	227,021
FMC Technologies, Inc. (a)	1,500	74,160
Halliburton Co.	26,800	1,313,468
National Oilwell Varco, Inc.	4,900	367,549
TGS Nopec Geophysical Co. ASA	2,400	61,974
		3,609,389
TOTAL ENERGY EQUIPMENT & SERVICES		6,606,996
FOOD PRODUCTS - 7.2%
Agricultural Products - 7.2%
Archer Daniels Midland Co.	278,100	10,979,388
Bunge Ltd.	153,000	11,591,280
China Agri-Industries Holdings Ltd.	1,458,300	649,903
First Resources Ltd.	719,000	1,121,788
Golden Agri-Resources Ltd.	3,187,000	1,294,138
Ingredion, Inc.	400	24,920
IOI Corp. Bhd	440,000	549,407
Kernel Holding SA (a)	17,300	209,115
		26,419,939
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Caterpillar, Inc.	2,200	206,602
Manitowoc Co., Inc.	74,300	2,113,835
		2,320,437
Industrial Machinery - 0.1%
Valmont Industries, Inc.	900	131,742
TOTAL MACHINERY		2,452,179
Common Stocks - continued
	Shares	Value
METALS & MINING - 29.0%
Diversified Metals & Mining - 17.4%
Anglo American PLC (United Kingdom)	209,151	$ 4,931,572
Antofagasta PLC	42,900	599,801
BHP Billiton PLC	662,192	19,494,011
Copper Mountain Mining Corp. (a)	783,131	1,096,911
First Quantum Minerals Ltd.	256,424	4,588,579
Freeport-McMoRan Copper & Gold, Inc.	155,900	5,052,719
Glencore Xstrata PLC	1,588,552	8,421,832
Grupo Mexico SA de CV Series B	482,911	1,563,124
Iluka Resources Ltd.	53,014	404,722
Korea Zinc Co. Ltd.	1,394	439,322
Norilsk Nickel OJSC sponsored ADR	72,300	1,113,420
Rio Tinto PLC	268,087	14,259,130
Teck Resources Ltd. Class B (sub. vtg.)	76,600	1,843,214
Walter Energy, Inc. (d)	23,600	268,096
		64,076,453
Gold - 7.7%
Agnico Eagle Mines Ltd. (Canada)	26,900	837,130
AngloGold Ashanti Ltd. sponsored ADR	70,300	1,029,192
Argonaut Gold, Inc. (a)	115,800	521,945
B2Gold Corp. (a)	965,680	2,280,349
Barrick Gold Corp.	124,100	2,391,188
Compania de Minas Buenaventura SA sponsored ADR	32,800	406,720
Detour Gold Corp. (a)	140,500	903,237
Eldorado Gold Corp.	232,250	1,476,391
Gold Fields Ltd. sponsored ADR	128,600	447,528
Goldcorp, Inc.	143,110	3,570,843
Harmony Gold Mining Co. Ltd. sponsored ADR	88,200	254,016
Kinross Gold Corp.	203,505	933,702
New Gold, Inc. (a)	535,900	3,074,659
Newcrest Mining Ltd.	162,273	1,338,460
Newmont Mining Corp.	28,100	606,960
Premier Gold Mines Ltd. (a)	642,700	1,177,201
Pretium Resources, Inc. (a)(d)	67,800	396,908
Randgold Resources Ltd. sponsored ADR	53,500	3,686,150
Romarco Minerals, Inc. (a)	986,500	469,446
Royal Gold, Inc.	20,300	1,135,582
Torex Gold Resources, Inc. (a)	410,700	424,067
Yamana Gold, Inc.	118,700	1,111,597
		28,473,271
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 1.1%
Aquarius Platinum Ltd. (United Kingdom) (a)	222,800	$ 144,673
Fresnillo PLC	78,500	993,010
Impala Platinum Holdings Ltd.	32,100	333,494
Silver Wheaton Corp.	62,400	1,355,292
Tahoe Resources, Inc. (a)	63,253	1,123,362
		3,949,831
Steel - 2.8%
African Minerals Ltd. (a)	116,100	320,639
ArcelorMittal SA Class A unit (d)	152,500	2,513,200
Fortescue Metals Group Ltd.	9,389	43,550
Hyundai Steel Co.	8,915	621,536
JFE Holdings, Inc.	75,300	1,560,404
Jindal Steel & Power Ltd. (a)	50,655	202,006
London Mining PLC (a)	226,686	349,359
Maanshan Iron & Steel Ltd. (H Shares) (a)	532,000	129,509
Nippon Steel & Sumitomo Metal Corp.	178,000	539,915
Nucor Corp.	6,700	323,945
POSCO	10,454	2,876,757
Tata Steel Ltd.	43,417	246,151
Thyssenkrupp AG (a)	23,300	600,055
		10,327,026
TOTAL METALS & MINING		106,826,581
OIL, GAS & CONSUMABLE FUELS - 30.2%
Coal & Consumable Fuels - 3.5%
Cameco Corp.	15,800	335,790
China Shenhua Energy Co. Ltd. (H Shares)	197,000	508,752
Coal India Ltd.	50,901	199,979
CONSOL Energy, Inc.	13,900	519,165
Peabody Energy Corp.	655,998	11,184,766
Whitehaven Coal Ltd. (a)	58,500	91,827
		12,840,279
Integrated Oil & Gas - 14.7%
BG Group PLC	382,550	6,427,092
Cenovus Energy, Inc.	49,800	1,302,960
Chevron Corp.	105,400	11,765,802
China Petroleum & Chemical Corp. (H Shares)	1,419,000	1,120,860
Eni SpA	8,427	191,366
Exxon Mobil Corp.	19,161	1,765,878
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Gazprom OAO sponsored ADR	251,600	$ 2,090,796
Hess Corp.	15,800	1,192,742
Occidental Petroleum Corp.	40,500	3,546,585
PetroChina Co. Ltd. (H Shares)	1,044,000	1,006,423
PTT PCL (For. Reg.)	42,600	355,855
Repsol YPF SA	29,709	696,391
Royal Dutch Shell PLC Class A (United Kingdom)	283,150	9,808,776
Statoil ASA	30,900	732,351
Suncor Energy, Inc.	153,432	5,040,698
Total SA	120,800	6,891,844
		53,936,419
Oil & Gas Exploration & Production - 11.9%
Anadarko Petroleum Corp.	89,000	7,181,410
Apache Corp.	20,200	1,621,252
Beach Energy Ltd.	100,000	124,588
Bonanza Creek Energy, Inc. (a)	200	8,142
Cabot Oil & Gas Corp.	104,200	4,165,916
Cairn India Ltd.	1,100	5,686
Canadian Natural Resources Ltd.	57,400	1,882,153
Cimarex Energy Co.	4,800	470,304
CNOOC Ltd.	120,000	186,398
CNOOC Ltd. sponsored ADR (d)	6,800	1,047,404
Cobalt International Energy, Inc. (a)	51,000	834,870
Concho Resources, Inc. (a)	5,600	547,624
ConocoPhillips Co.	78,300	5,085,585
Continental Resources, Inc. (a)	3,300	363,660
Denbury Resources, Inc.	26,900	432,283
Devon Energy Corp.	21,500	1,273,230
Encana Corp.	29,800	535,664
Energen Corp.	4,300	304,096
EOG Resources, Inc.	27,200	4,494,528
EQT Corp.	8,200	761,042
INPEX Corp.	51,700	612,580
Marathon Oil Corp.	51,600	1,691,964
Murphy Oil Corp.	9,500	537,795
Noble Energy, Inc.	26,100	1,626,813
Northern Oil & Gas, Inc. (a)	10,300	149,762
NOVATEK OAO GDR (Reg. S)	4,500	549,450
Oil & Natural Gas Corp. Ltd.	34,000	149,421
Oil Search Ltd. ADR	6,941	48,765
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ophir Energy PLC (a)	79,600	$ 365,607
Pacific Rubiales Energy Corp.	25,074	381,147
Painted Pony Petroleum Ltd. (a)	143,100	940,509
Painted Pony Petroleum Ltd. (a)(e)	15,000	98,586
PDC Energy, Inc. (a)	300	14,958
Penn West Petroleum Ltd.	25,800	192,964
Pioneer Natural Resources Co.	7,200	1,219,104
QEP Resources, Inc.	11,700	361,413
Range Resources Corp.	6,600	568,854
Rosetta Resources, Inc. (a)	2,100	89,481
SM Energy Co.	1,300	107,588
Southwestern Energy Co. (a)	18,700	760,903
Talisman Energy, Inc.	55,400	596,405
Tullow Oil PLC	80,400	1,044,800
Whiting Petroleum Corp. (a)	8,400	490,392
		43,925,096
Oil & Gas Storage & Transport - 0.1%
Access Midstream Partners LP	1,400	78,470
MPLX LP	1,200	55,212
Phillips 66 Partners LP	6,400	239,552
		373,234
TOTAL OIL, GAS & CONSUMABLE FUELS		111,075,028
PAPER & FOREST PRODUCTS - 3.3%
Forest Products - 0.1%
Boise Cascade Co.	9,600	292,704
West Fraser Timber Co. Ltd.	6,600	338,904
		631,608
Paper Products - 3.2%
Empresas CMPC SA	246,000	531,490
International Paper Co.	182,100	8,693,454
Lee & Man Paper Manufacturing Ltd.	356,000	238,898
Mondi PLC	43,200	655,482
Nine Dragons Paper (Holdings) Ltd.	771,000	659,399
Stora Enso Oyj (R Shares)	97,000	907,918
		11,686,641
TOTAL PAPER & FOREST PRODUCTS		12,318,249
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	2,100	$ 62,748
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	50,500	1,159,599
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Daewoo International Corp.	14,900	561,846
TOTAL COMMON STOCKS (Cost $411,645,656)		357,486,661
Nonconvertible Preferred Stocks - 2.8%

METALS & MINING - 2.2%
Steel - 2.2%
Gerdau SA sponsored	282,900	1,994,445
Vale SA (PN-A) sponsored	483,200	5,933,696
		7,928,141
OIL, GAS & CONSUMABLE FUELS - 0.5%
Integrated Oil & Gas - 0.5%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	152,900	1,819,510
PAPER & FOREST PRODUCTS - 0.1%
Paper Products - 0.1%
Fibria Celulose SA sponsored ADR (a)(d)	40,600	453,502
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,673,384)		10,201,153
Money Market Funds - 1.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $5,825,482)	5,825,482	$ 5,825,482
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $434,144,522)		373,513,296
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(5,457,966)
NET ASSETS - 100%		$ 368,055,330
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,586 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47
Fidelity Securities Lending Cash Central Fund	53,009
Total	$ 53,056
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 357,486,661	$ 267,039,790	$ 90,446,871	$ -
Nonconvertible Preferred Stocks	10,201,153	10,201,153	-	-
Money Market Funds	5,825,482	5,825,482	-	-
Total Investments in Securities:	$ 373,513,296	$ 283,066,425	$ 90,446,871	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 14,852,276
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $440,049,074. Net unrealized depreciation aggregated $66,535,778, of which $19,162,875 related to appreciated investment securities and $85,698,653 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund

January 31, 2014

1.873105.105

ILF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.1%
	Shares	Value
Argentina - 0.1%
Grupo Financiero Galicia SA sponsored ADR (c)	1,388,000	$ 11,034,600
Austria - 0.8%
C.A.T. oil AG (Bearer)	1,199,508	27,291,889
Erste Group Bank AG	929,526	33,854,865
TOTAL AUSTRIA		61,146,754
Bailiwick of Jersey - 0.6%
Atrium European Real Estate Ltd.	6,345,711	35,654,546
Petrofac Ltd.	408,900	7,763,803
TOTAL BAILIWICK OF JERSEY		43,418,349
Bermuda - 1.4%
Aquarius Platinum Ltd. (Australia) (a)	14,488,912	9,623,516
BW Offshore Ltd.	26,535,118	29,166,670
Cosan Ltd. Class A	1,636,132	18,913,686
GP Investments Ltd. Class A (depositary receipt) (a)	11,759,537	22,902,652
Shangri-La Asia Ltd.	14,294,000	23,750,303
TOTAL BERMUDA		104,356,827
Brazil - 3.1%
Anhanguera Educacional Participacoes SA	3,376,248	17,767,885
BHG SA (Brazil Hospitality Group) (a)	1,061,500	5,564,270
BR Properties SA	3,332,900	23,367,935
Brasil Insurance Participacoes e Administracao SA	1,276,700	10,025,263
Estacio Participacoes SA	1,730,400	13,415,843
Fibria Celulose SA (a)	1,974,600	22,133,194
Localiza Rent A Car SA	2,446,700	30,922,760
Minerva SA (a)	6,669,500	30,345,430
Smiles SA	1,950,500	27,181,318
T4F Entretenimento SA (a)(d)	4,192,600	8,773,492
Ultrapar Participacoes SA	2,170,150	47,930,797
TOTAL BRAZIL		237,428,187
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	386,970	14,468,808
Canada - 0.9%
First Quantum Minerals Ltd.	1,194,700	21,378,560
Goldcorp, Inc.	913,300	22,788,424
Pan American Silver Corp.	1,150,000	14,490,000
Torex Gold Resources, Inc. (a)	7,040,600	7,269,755
TOTAL CANADA		65,926,739
Common Stocks - continued
	Shares	Value
Cayman Islands - 7.9%
58.com, Inc. ADR (c)	819,307	$ 30,814,136
Anta Sports Products Ltd.	21,960,000	32,075,324
Anton Oilfield Services Group	21,440,000	13,697,210
Bloomage BioTechnology Corp. Ltd.	12,500	33,730
China Liansu Group Holdings Ltd.	30,044,000	18,613,519
Cimc Enric Holdings Ltd.	18,660,000	29,995,209
Eurasia Drilling Co. Ltd. GDR (Reg. S)	973,439	33,680,989
GCL-Poly Energy Holdings Ltd. (a)	164,096,000	55,799,150
Greatview Aseptic Pack Co. Ltd.	46,409,000	25,703,740
Haitian International Holdings Ltd.	6,993,000	15,168,103
Hengan International Group Co. Ltd.	3,229,500	34,878,999
Hilong Holding Ltd.	37,491,000	28,683,962
Silergy Corp.	53,000	372,634
Tencent Holdings Ltd.	3,001,300	210,104,144
Uni-President China Holdings Ltd.	37,253,000	33,684,029
Xueda Education Group sponsored ADR	3,490,100	22,895,056
Yingde Gases Group Co. Ltd.	23,049,500	20,306,883
TOTAL CAYMAN ISLANDS		606,506,817
Chile - 1.2%
Banco Santander Chile	605,308,989	30,297,049
Embotelladora Andina SA ADR	255,700	4,679,310
Empresa Nacional de Electricidad SA	14,894,301	19,146,824
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,565,771	19,000,567
Inversiones La Construccion SA	1,471,734	17,491,114
Vina Concha y Toro SA	729,803	1,327,105
TOTAL CHILE		91,941,969
China - 7.1%
Anhui Conch Cement Co. Ltd. (H Shares)	6,911,500	26,795,661
BBMG Corp. (H Shares)	29,878,000	23,475,077
China Communications Construction Co. Ltd. (H Shares)	42,071,000	30,670,788
China Construction Bank Corp. (H Shares)	48,118,000	33,405,809
China Pacific Insurance Group Co. Ltd. (H Shares)	28,811,400	105,021,075
China Suntien Green Energy Corp. Ltd. (H Shares)	14,321,900	6,179,753
China Telecom Corp. Ltd. (H Shares)	138,317,782	63,550,141
Industrial & Commercial Bank of China Ltd. (H Shares)	205,942,000	127,589,714
Maanshan Iron & Steel Ltd. (H Shares) (a)	63,644,000	15,493,336
PICC Property & Casualty Co. Ltd. (H Shares)	27,914,500	37,752,422
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,831,000	22,935,921
Common Stocks - continued
	Shares	Value
China - continued
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	18,522,500	$ 24,000,663
Weichai Power Co. Ltd. (H Shares)	6,785,000	25,868,260
TOTAL CHINA		542,738,620
Cyprus - 0.4%
Globaltrans Investment PLC:
GDR (e)	324,900	4,304,925
GDR (Reg. S)	1,916,800	25,397,600
TOTAL CYPRUS		29,702,525
Denmark - 0.3%
Auriga Industries A/S Series B (a)	655,321	20,610,559
France - 0.2%
Technip SA	211,775	18,065,525
Hong Kong - 1.8%
China Resources Power Holdings Co. Ltd.	8,241,630	19,553,675
China Unicom Ltd.	946,000	1,233,494
Far East Horizon Ltd.	44,103,300	31,811,546
Lenovo Group Ltd.	55,040,000	71,318,478
Sinotruk Hong Kong Ltd.	30,215,000	15,489,284
TOTAL HONG KONG		139,406,477
India - 6.2%
Axis Bank Ltd.	3,442,693	61,698,535
Bharti Airtel Ltd.	8,180,226	41,034,546
Bharti Infratel Ltd. (a)	13,542,314	37,288,046
Coal India Ltd.	4,586,292	18,018,562
Eicher Motors Ltd.	282,608	20,942,621
Grasim Industries Ltd.	588,911	24,976,003
Hindalco Industries Ltd.	8,642,472	15,102,156
Indiabulls Real Estate Ltd.	18,640,502	16,011,306
ITC Ltd.	11,443,321	59,397,530
JK Cement Ltd.	2,557,051	6,885,523
Larsen & Toubro Ltd.	1,455,969	22,893,751
Lupin Ltd. (a)	1,925,236	28,625,809
Mundra Port and SEZ Ltd.	13,178,864	30,879,713
NHPC Ltd.	3,653,439	1,045,319
NTPC Ltd.	10,842,841	21,905,928
Petronet LNG Ltd.	8,596,691	15,094,967
Phoenix Mills Ltd. (a)	4,394,566	14,208,593
Common Stocks - continued
	Shares	Value
India - continued
SREI Infrastructure Finance Ltd. (d)	47,462,511	$ 16,030,839
State Bank of India	918,073	22,317,979
TOTAL INDIA		474,357,726
Indonesia - 1.8%
PT AKR Corporindo Tbk	40,614,800	14,694,240
PT Bakrieland Development Tbk (a)(d)	2,182,872,900	8,934,527
PT Bank Rakyat Indonesia Tbk	54,042,100	36,931,299
PT Bank Tabungan Negara Tbk	158,216,800	11,636,283
PT Kalbe Farma Tbk	220,636,700	25,341,553
PT Telkomunikasi Indonesia Tbk sponsored ADR	1,045,679	37,926,777
TOTAL INDONESIA		135,464,679
Isle of Man - 0.0%
IBS Group Holding Ltd. GDR (Reg. S)	3,787	126,641
Israel - 0.1%
NICE Systems Ltd. sponsored ADR	186,075	7,340,659
Kenya - 0.2%
Equity Bank Ltd.	53,571,400	19,198,999
Korea (South) - 16.1%
AMOREPACIFIC Group, Inc.	98,976	43,004,853
Daewoo International Corp.	1,624,548	61,258,102
Daou Technology, Inc. (d)	1,227,240	17,767,216
E-Mart Co. Ltd.	244,714	58,386,562
Hana Financial Group, Inc.	3,441,350	128,898,715
Hankook Shell Oil Co. Ltd.	26,697	9,345,034
Hyundai Industrial Development & Construction Co.	1,506,870	33,630,939
Hyundai Mobis	134,219	38,051,801
InterPark INT Corp.	39,152	278,801
KB Financial Group, Inc.	3,536,672	120,218,393
Korea Electric Power Corp. (a)	1,041,120	33,604,634
Korea Plant Service & Engineering Co. Ltd.	418,043	21,621,866
Korean Reinsurance Co. (d)	3,046,097	31,685,872
KT&G Corp.	517,444	35,974,502
LG Chemical Ltd.	163,271	38,715,063
LG Corp.	541,375	28,498,948
Naver Corp.	143,561	89,662,396
Oci Co. Ltd.	190,027	32,966,664
POSCO sponsored ADR	539,100	36,653,409
Samsung Electronics Co. Ltd.	279,139	327,208,287
SK Hynix, Inc. (a)	277,800	9,581,531
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Telecom Co. Ltd.	26,991	$ 5,383,167
SK Telecom Co. Ltd. sponsored ADR (c)	1,329,600	29,171,424
TOTAL KOREA (SOUTH)		1,231,568,179
Malaysia - 0.4%
Petronas Dagangan Bhd	2,090,200	19,142,586
Tenaga Nasional Bhd	4,228,650	14,907,885
TOTAL MALAYSIA		34,050,471
Mexico - 5.8%
Alpek SA de CV	6,473,500	12,894,724
America Movil S.A.B. de CV Series L sponsored ADR (c)	4,552,000	96,775,520
CEMEX S.A.B. de CV sponsored ADR (c)	3,026,901	37,442,765
El Puerto de Liverpool S.A.B. de CV Class C	2,612,300	27,408,250
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	537,700	48,522,048
Gruma S.A.B. de CV Series B (a)	4,445,200	36,142,594
Grupo Comercial Chedraui S.A.B. de CV	8,708,400	25,824,372
Grupo Financiero Banorte S.A.B. de CV Series O	7,425,000	46,868,439
Grupo Televisa SA de CV (CPO) sponsored ADR	3,854,000	111,997,240
TOTAL MEXICO		443,875,952
Netherlands - 0.3%
Fugro NV (Certificaten Van Aandelen)	409,268	21,425,094
Nigeria - 1.9%
Guaranty Trust Bank PLC GDR (Reg. S)	5,380,877	45,468,411
Zenith Bank PLC	704,193,825	100,871,242
TOTAL NIGERIA		146,339,653
Norway - 0.9%
ElectroMagnetic GeoServices ASA (a)(c)(d)	12,730,667	14,094,598
Spectrum ASA	1,535,095	9,048,024
TGS Nopec Geophysical Co. ASA	1,685,025	43,511,705
TOTAL NORWAY		66,654,327
Panama - 0.4%
Copa Holdings SA Class A	216,900	28,348,830
Philippines - 1.5%
Alliance Global Group, Inc.	50,239,700	30,005,418
Metropolitan Bank & Trust Co.	20,891,422	34,991,692
Robinsons Land Corp.	109,598,450	47,824,777
TOTAL PHILIPPINES		112,821,887
Common Stocks - continued
	Shares	Value
Poland - 0.7%
Cyfrowy Polsat SA (a)	3,489,100	$ 21,806,875
Powszechny Zaklad Ubezpieczen SA	237,700	31,107,630
TOTAL POLAND		52,914,505
Romania - 0.2%
SNGN Romgaz SA GDR (e)	1,497,844	14,678,871
Russia - 5.8%
E.ON Russia JSC	620,743,400	40,813,382
Gazprom OAO sponsored:
ADR	3,844,796	31,950,255
ADR (Reg. S)	5,123,700	42,321,762
LSR Group OJSC GDR (Reg. S)	2,252,800	7,907,328
Magnit OJSC	107,282	25,607,972
Mobile TeleSystems OJSC	7,235,800	59,355,368
Moscow Exchange MICEX-RTS OAO	10,015,600	17,599,206
Norilsk Nickel OJSC ADR	2,443,900	37,245,036
RusHydro JSC sponsored ADR	5,474,028	8,544,958
Sberbank (Savings Bank of the Russian Federation)	41,359,000	111,482,320
Sistema JSFC	28,862,700	34,057,492
VTB Bank OJSC sponsored GDR (Reg. S)	10,189,700	25,881,838
TOTAL RUSSIA		442,766,917
Singapore - 1.6%
Ezion Holdings Ltd.	34,289,200	60,343,970
First Resources Ltd.	29,615,000	46,205,514
Super Group Ltd. Singapore	6,373,000	18,551,732
TOTAL SINGAPORE		125,101,216
South Africa - 5.2%
Aspen Pharmacare Holdings Ltd.	1,915,500	43,233,429
Barclays Africa Group Ltd.	1,974,077	23,095,893
Bidvest Group Ltd.	1,462,800	32,532,704
Impala Platinum Holdings Ltd.	2,315,300	24,054,199
JSE Ltd.	1,970,992	14,696,187
Life Healthcare Group Holdings Ltd.	8,777,400	28,034,912
MTN Group Ltd.	4,411,106	78,400,695
Naspers Ltd. Class N	1,357,800	138,776,288
Reunert Ltd.	2,369,700	13,621,270
Wilson Bayly Holmes-Ovcon Ltd.	35,234	466,827
TOTAL SOUTH AFRICA		396,912,404
Common Stocks - continued
	Shares	Value
Taiwan - 7.1%
Chipbond Technology Corp.	11,606,000	$ 17,672,277
Cleanaway Co. Ltd.	2,891,000	17,663,512
E.SUN Financial Holdings Co. Ltd.	34,996,700	21,669,908
ECLAT Textile Co. Ltd.	2,350,680	25,661,235
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,312,500	9,242,316
King Slide Works Co. Ltd.	784,000	8,554,015
MediaTek, Inc.	5,647,000	75,162,864
Taiwan Fertilizer Co. Ltd.	17,887,700	37,256,143
Taiwan Semiconductor Manufacturing Co. Ltd.	49,708,284	170,956,636
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,787,401	81,002,825
Tong Hsing Electronics Industries Ltd.	2,506,870	12,831,862
Unified-President Enterprises Corp.	18,975,866	31,102,227
Universal Cement Corp.	12,986,000	12,248,057
Yuanta Financial Holding Co. Ltd.	44,034,000	24,419,002
TOTAL TAIWAN		545,442,879
Thailand - 0.8%
Bangkok Bank PCL (For. Reg.)	6,398,600	33,183,734
Thai Union Frozen Products PCL (For. Reg.)	14,695,700	31,034,058
TOTAL THAILAND		64,217,792
Togo - 0.5%
Ecobank Transnational, Inc.	386,499,694	34,928,966
Turkey - 1.1%
Tupras Turkiye Petrol Rafinelleri A/S	2,254,632	37,151,660
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	1,029,849	12,821,620
Turkiye Halk Bankasi A/S	7,326,000	36,134,168
TOTAL TURKEY		86,107,448
United Kingdom - 0.7%
Antofagasta PLC	1,151,300	16,096,751
John Wood Group PLC	2,066,510	21,843,583
Mondi PLC	1,182,700	17,945,340
TOTAL UNITED KINGDOM		55,885,674
United States of America - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	434,536	42,115,229
Facebook, Inc. Class A (a)	661,940	41,417,586
Common Stocks - continued
	Shares	Value
United States of America - continued
InvenSense, Inc. (a)(c)	1,623,015	$ 31,957,165
Sohu.com, Inc. (a)(c)	341,700	24,868,926
TOTAL UNITED STATES OF AMERICA		140,358,906
TOTAL COMMON STOCKS (Cost $6,163,397,627)		6,667,641,431
Nonconvertible Preferred Stocks - 8.7%

Brazil - 5.3%
Ambev SA sponsored ADR	5,372,200	35,134,188
Banco do Estado Rio Grande do Sul SA	3,616,100	15,733,575
Braskem SA (PN-A) (a)	1,600,600	12,323,277
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	2,005,600	18,311,128
Companhia Paranaense de Energia-Copel:
(PN-B)	68,100	785,341
(PN-B) sponsored (c)	1,550,200	17,765,292
Gerdau SA sponsored (c)	5,574,400	39,299,520
Itau Unibanco Holding SA sponsored ADR	7,282,306	89,135,425
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.) (c)	1,090,200	12,973,380
sponsored ADR	4,763,192	53,395,382
Vale SA (PN-A) sponsored	8,978,900	110,260,892
TOTAL BRAZIL		405,117,400
Chile - 0.2%
Embotelladora Andina SA Class A	5,681,868	17,237,309
Korea (South) - 1.7%
Hyundai Motor Co. Series 2	565,362	67,563,592
Samsung Electronics Co. Ltd.	46,563	40,618,363
Samsung Fire & Marine Insurance Co. Ltd.	138,102	18,650,480
TOTAL KOREA (SOUTH)		126,832,435
Russia - 1.5%
Bashneft OJSC (a)	185,000	7,643,020
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	35,237,100	$ 75,894,522
Surgutneftegas	44,763,950	32,349,179
TOTAL RUSSIA		115,886,721
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $743,970,775)		665,073,865
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 2/6/14 (Cost $4,604,960)	$ 4,605,000	4,604,995
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	252,673,000	252,673,000
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(f)	129,624,508	129,624,508
TOTAL MONEY MARKET FUNDS (Cost $382,297,508)		382,297,508
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) # (Cost $2,231,000)	$ 2,231,005	2,231,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $7,296,501,870)		7,721,848,799
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(66,001,035)
NET ASSETS - 100%		$ 7,655,847,764
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,984,459 or 0.6% of net assets.

(f) Investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,231,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 1,164,117
Barclays Capital, Inc.	619,211
Merrill Lynch, Pierce, Fenner & Smith, Inc.	447,672
$ 2,231,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,886
Fidelity Securities Lending Cash Central Fund	287,737
Total	$ 333,623
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Daou Technology, Inc.	$ 16,429,478	$ 1,974,748	$ 1,729,846	$ 138,157	$ 17,767,216
ElectroMagnetic GeoServices ASA	9,388,983	6,793,265	1,044,414	-	14,094,598
Korean Reinsurance Co.	31,553,914	1,923,412	-	411,974	31,685,872
PT Bakrieland Development Tbk	9,799,068	-	41,073	-	8,934,527
SREI Infrastructure Finance Ltd.	14,720,963	1,080,445	-	-	16,030,839
T4F Entretenimento SA	-	9,506,360	-	-	8,773,492
Veripos	14,258,599	-	16,055,355	-	-
Total	$ 96,151,005	$ 21,278,230	$ 18,870,688	$ 550,131	$ 97,286,544
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 582,688,772	$ 451,412,144	$ 131,276,628	$ -
Consumer Staples	617,040,334	293,383,356	323,656,978	-
Energy	695,705,916	573,760,797	121,945,119	-
Financials	1,888,460,594	1,321,965,129	566,495,465	-
Health Care	125,235,703	71,268,341	53,967,362	-
Industrials	586,043,867	325,406,160	260,637,707	-
Information Technology	1,382,688,930	611,333,747	771,355,183	-
Materials	742,467,957	564,694,832	177,773,125	-
Telecommunication Services	515,998,857	367,509,463	148,489,394	-
Utilities	196,384,366	124,920,600	71,463,766	-
Government Obligations	4,604,995	-	4,604,995	-
Money Market Funds	382,297,508	382,297,508	-	-
Cash Equivalents	2,231,000	-	2,231,000	-
Total Investments in Securities:	$ 7,721,848,799	$ 5,087,952,077	$ 2,633,896,722	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,921,368,145
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $7,346,144,104. Net unrealized appreciation aggregated $375,704,695, of which $1,003,951,238 related to appreciated investment securities and $628,246,543 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

January 31, 2014

1.813017.109

JSC-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 2.8%
Stanley Electric Co. Ltd.	728,800	$ 16,464,684
Automobiles - 2.2%
Mazda Motor Corp. (a)	2,659,000	12,752,958
Hotels, Restaurants & Leisure - 4.2%
Accordia Golf Co. Ltd.	890,100	11,636,803
H.I.S. Co. Ltd.	208,000	11,322,815
Koshidaka Holdings Co. Ltd.	47,500	1,405,080
		24,364,698
Household Durables - 2.0%
Higashi Nihon House Co. Ltd.	1,002,000	4,541,723
Iida Group Holdings Co. Ltd. (a)	316,396	5,521,548
Pressance Corp.	51,000	1,407,313
		11,470,584
Internet & Catalog Retail - 5.0%
Rakuten, Inc.	1,792,700	29,333,353
Leisure Equipment & Products - 3.7%
Heiwa Corp.	88,700	1,571,610
KAWAI Musical Instruments Manufacturing Co. Ltd.	1,047,000	1,855,209
Sega Sammy Holdings, Inc.	757,900	18,102,685
		21,529,504
Media - 0.0%
Fuji Media Holdings, Inc.	12,900	241,190
ZIGExN Co. Ltd. (a)	5,100	76,084
		317,274
Specialty Retail - 4.2%
Fuji Corp.	96,000	1,798,294
K's Denki Corp.	294,800	7,845,433
Pal Co. Ltd.	259,000	4,950,661
VT Holdings Co. Ltd.	155,000	2,610,165
Yamada Denki Co. Ltd.	2,115,000	7,259,464
		24,464,017
Textiles, Apparel & Luxury Goods - 0.3%
Fujibo Holdings, Inc.	946,000	1,960,215
TOTAL CONSUMER DISCRETIONARY		142,657,287
CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 0.7%
Welcia Holdings Co. Ltd.	45,900	2,648,528
Yamaya Corp.	72,300	1,648,682
		4,297,210
Food Products - 0.2%
Kotobuki Spirits Co. Ltd.	44,800	831,655
Household Products - 4.9%
Pigeon Corp.	631,600	28,762,065
TOTAL CONSUMER STAPLES		33,890,930

	Shares	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
San-Ai Oil Co. Ltd.	221,000	$ 1,066,457
FINANCIALS - 26.3%
Capital Markets - 0.9%
JAFCO Co. Ltd.	60,000	3,216,257
Sawada Holdings Co. Ltd.	183,900	2,156,167
		5,372,424
Commercial Banks - 3.1%
Mizuho Financial Group, Inc.	7,579,200	16,062,767
Sumitomo Mitsui Financial Group, Inc.	44,300	2,052,248
		18,115,015
Consumer Finance - 5.2%
ACOM Co. Ltd. (a)	1,299,700	3,822,966
AEON Financial Service Co. Ltd.	1,144,100	26,532,552
		30,355,518
Diversified Financial Services - 4.8%
ORIX Corp.	1,847,000	28,015,528
Real Estate Management & Development - 12.3%
AEON Mall Co. Ltd.	188,100	5,529,398
Airport Facilities Co. Ltd.	190,300	1,490,062
Leopalace21 Corp. (a)	3,311,100	17,262,281
Nomura Real Estate Holdings, Inc.	361,300	7,322,652
NTT Urban Development Co.	420,600	4,093,948
Tokyo Tatemono Co. Ltd.	2,920,000	27,091,655
Tokyu Fudosan Holdings Corp.	1,055,900	9,057,408
		71,847,404
TOTAL FINANCIALS		153,705,889
HEALTH CARE - 8.6%
Biotechnology - 1.7%
Sosei Group Corp. (a)	250,900	9,697,134
Health Care Equipment & Supplies - 1.8%
Nikkiso Co. Ltd.	838,400	10,556,803
Health Care Providers & Services - 0.2%
Uchiyama Holdings Co. Ltd.	243,600	1,461,433
Pharmaceuticals - 4.9%
Nippon Shinyaku Co. Ltd.	558,000	10,915,415
Ono Pharmaceutical Co. Ltd.	92,700	8,056,318
Rohto Pharmaceutical Co. Ltd.	598,900	9,609,074
		28,580,807
TOTAL HEALTH CARE		50,296,177
INDUSTRIALS - 9.5%
Building Products - 1.6%
Nichias Corp.	798,000	5,572,413
Shinko Kogyo Co. Ltd.	475,700	3,545,823
		9,118,236
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Nippon Koei Co. Ltd.	172,000	$ 759,868
Machinery - 4.9%
Daihatsu Diesel Manufacturing Co. Ltd.	122,000	857,610
Daiwa Industries Ltd.	121,000	805,072
Fujitec Co. Ltd.	46,000	565,691
Hoshizaki Electric Co. Ltd.	298,800	10,626,594
Mitsui Engineering & Shipbuilding Co.	3,494,000	6,815,970
Nitta Corp.	199,400	4,499,878
Sasebo Heavy Industries Co. Ltd. (a)	1,895,000	2,499,786
Takeuchi Manufacturing Co. Ltd.	62,100	1,828,141
		28,498,742
Marine - 0.9%
Iino Kaiun Kaisha Ltd.	1,005,500	5,494,842
Professional Services - 1.4%
Career Design Center Co. Ltd.	1,485	1,340,509
Creek & River Co. Ltd.	353,900	1,495,442
en-japan, Inc.	224,500	5,107,887
		7,943,838
Trading Companies & Distributors - 0.6%
Emori & Co. Ltd.	182,000	3,737,356
TOTAL INDUSTRIALS		55,552,882
INFORMATION TECHNOLOGY - 13.7%
Electronic Equipment & Components - 5.0%
Hitachi Ltd.	2,200,000	16,771,481
ITC Networks Corp.	52,000	425,056
Shinko Shoji Co. Ltd.	59,500	524,794
Topcon Corp.	830,100	11,442,547
		29,163,878
Internet Software & Services - 5.3%
Enigmo, Inc. (a)	104,700	5,560,066
Kakaku.com, Inc.	1,364,500	25,801,110
		31,361,176
IT Services - 3.4%
CAC Corp.	68,800	627,664
Fujitsu Ltd. (a)	3,430,000	19,173,999
		19,801,663
TOTAL INFORMATION TECHNOLOGY		80,326,717
MATERIALS - 2.3%
Chemicals - 2.3%
ISE Chemical Corp.	114,000	923,036

	Shares	Value
Ishihara Sangyo Kaisha Ltd. (a)	3,154,000	$ 3,661,373
Nihon Nohyaku Co. Ltd.	267,000	3,725,457
Sakata INX Corp.	592,000	5,358,769
		13,668,635
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
WirelessGate, Inc. (a)	135,600	5,137,922
UTILITIES - 8.1%
Electric Utilities - 7.9%
Chugoku Electric Power Co., Inc.	458,600	5,952,173
Hokkaido Electric Power Co., Inc. (a)	1,548,500	16,200,666
Kyushu Electric Power Co., Inc. (a)	778,700	8,934,906
Tohoku Electric Power Co., Inc. (a)	1,424,600	15,364,986
		46,452,731
Gas Utilities - 0.2%
K&O Energy Group, Inc. (a)	76,000	1,083,296
TOTAL UTILITIES		47,536,027
TOTAL COMMON STOCKS (Cost $517,593,632)		583,838,923
Money Market Funds - 0.1%

Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $381,150)	381,150	381,150
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $517,974,782)		584,220,073
NET OTHER ASSETS (LIABILITIES) - 0.1%		563,122
NET ASSETS - 100%		$ 584,783,195
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 314
Fidelity Securities Lending Cash Central Fund	7,815
Total	$ 8,129
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,657,287	$ -	$ 142,657,287	$ -
Consumer Staples	33,890,930	-	33,890,930	-
Energy	1,066,457	-	1,066,457	-
Financials	153,705,889	-	153,705,889	-
Health Care	50,296,177	-	50,296,177	-
Industrials	55,552,882	-	55,552,882	-
Information Technology	80,326,717	-	80,326,717	-
Materials	13,668,635	-	13,668,635	-
Telecommunication Services	5,137,922	-	5,137,922	-
Utilities	47,536,027	-	47,536,027	-
Money Market Funds	381,150	381,150	-	-
Total Investments in Securities:	$ 584,220,073	$ 381,150	$ 583,838,923	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 10,784,013
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	(10,784,013)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ -
Other Investments in Securities
Beginning Balance	$ 4,925,894
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	(4,925,894)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $532,908,673. Net unrealized appreciation aggregated $51,311,400, of which $84,043,485 related to appreciated investment securities and $32,732,085 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.813255.109

AISC-QTLY-0913

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 3.6%
Acrux Ltd.	381,062	$ 769,220
Alkane Resources Ltd. (a)	911,891	341,641
Austal Ltd. (a)	3,396,893	2,523,621
Base Resources Ltd. (a)	750,579	276,424
Beach Energy Ltd.	1,213,515	1,511,893
Berkeley Resources Ltd. (a)	1,638,437	414,768
Boart Longyear Ltd. (d)	4,433,176	1,822,529
Challenger Ltd.	515,777	2,704,283
Charter Hall Group unit	514,538	1,668,987
Clinuvel Pharmaceuticals Ltd. (a)(d)	325,070	404,534
Donaco International Ltd.	2,061,089	1,680,766
Goodman Group unit	202,411	827,062
Greencross Ltd. (d)	177,979	1,319,989
iiNet Ltd.	180,642	1,063,782
Iluka Resources Ltd.	157,566	1,202,897
Independence Group NL	244,610	702,761
iProperty Group Ltd. (a)	601,773	1,160,172
Karoon Gas Australia Ltd. (a)	743,270	2,087,258
Maverick Drilling & Exploration Ltd. (a)(d)	1,220,579	448,305
Nanosonics Ltd. (a)(d)	1,455,582	1,121,241
Navitas Ltd.	273,638	1,619,365
Neon Energy Ltd. (a)	1,267,342	45,540
NewSat Ltd. (a)	2,252,414	905,609
Normandy Mt. Leyshon Ltd. (a)	1,907,227	37,173
Prairie Downs Metals Ltd. (a)	881,954	229,256
Prana Biotechnology Ltd. (a)(d)	2,224,059	2,501,932
Ramsay Health Care Ltd.	10,050	385,891
SEEK Ltd.	161,332	1,751,260
Sierra Mining Ltd. (a)	2,406,178	458,216
Silver Lake Resources Ltd. (a)	840,689	436,519
Sino Gas & Energy Ltd. (a)	22,392,147	4,023,533
Slater & Gordon Ltd.	383,915	1,478,615
SomnoMed Ltd. (a)	584,445	695,750
Southern Cross Media Group Ltd.	1,133,712	1,556,366
Spark Infrastructure Group unit	1,255,671	1,803,495
Starpharma Holdings Ltd. (a)(d)	869,513	609,326
Tissue Therapies Ltd. (a)	2,581,301	647,256
Troy Resources NL (a)(d)	463,119	450,100
Vision Group Holdings Ltd. (a)	1,221,604	709,014
TOTAL AUSTRALIA		44,396,349
Common Stocks - continued
	Shares	Value
Austria - 0.9%
Ams AG	30,950	$ 3,806,237
Andritz AG	125,725	6,909,786
TOTAL AUSTRIA		10,716,023
Bailiwick of Jersey - 1.8%
Informa PLC	1,067,014	9,068,512
LXB Retail Properties PLC (a)	1,426,200	2,965,831
Regus PLC	2,817,600	9,703,731
TOTAL BAILIWICK OF JERSEY		21,738,074
Bermuda - 3.3%
APT Satellite Holdings Ltd.	2,096,000	2,643,015
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,047,168
China Animal Healthcare Ltd. (a)	2,129,000	1,148,988
China Singyes Solar Tech Holdings Ltd.	981,600	1,120,196
Digital China Holdings Ltd. (H Shares)	554,000	543,025
Dukang Distillers Holdings Ltd. (a)	2,072,000	445,873
I.T Ltd.	1,552,000	393,807
Imagi International Holdings Ltd. (a)	14,336,000	164,340
Kofax Ltd. (a)	1,215,200	8,884,625
Luk Fook Holdings International Ltd.	832,000	2,695,175
Oakley Capital Investments Ltd. (a)	1,560,300	4,693,908
Oriental Watch Holdings Ltd.	1,540,000	394,729
PAX Global Technology Ltd. (a)	1,769,000	847,611
Petra Diamonds Ltd. (a)	2,255,500	5,113,079
REXLot Holdings Ltd.	10,341,700	1,625,090
STELUX Holdings International	2,958,000	868,678
Vostok Nafta Investment Ltd. SDR (a)	818,000	5,743,505
Vtech Holdings Ltd.	185,900	2,248,385
TOTAL BERMUDA		40,621,197
British Virgin Islands - 0.7%
Kalahari Energy (a)(f)	1,451,000	15
Leyshon Energy Ltd. (a)	1,907,227	164,603
Mail.Ru Group Ltd.:
GDR (e)	112,800	4,204,056
GDR (Reg. S)	108,724	4,052,143
TOTAL BRITISH VIRGIN ISLANDS		8,420,817
Canada - 0.8%
Africa Oil Corp. (a)	81,500	600,777
Africa Oil Corp. (Sweden) (a)	457,500	3,337,989
AirSea Lines (a)(f)	1,893,338	26
Common Stocks - continued
	Shares	Value
Canada - continued
Caracal Energy, Inc. (a)	348,830	$ 2,503,073
Mood Media Corp. (a)	136,700	128,875
Mood Media Corp. (United Kingdom) (a)	1,139,822	824,452
Mountain Province Diamonds, Inc. (a)	254,200	1,191,402
Mountain Province Diamonds, Inc. (f)	310,000	1,307,636
Rock Well Petroleum, Inc. (a)(f)	770,400	7
TOTAL CANADA		9,894,237
Cayman Islands - 3.7%
51job, Inc. sponsored ADR (a)	19,200	1,401,792
AirMedia Group, Inc. ADR (a)	352,100	725,326
Airtac International Group	90,950	819,528
AMVIG Holdings Ltd.	2,514,000	1,032,956
AutoNavi Holdings Ltd. ADR (a)	34,300	535,080
Bitauto Holdings Ltd. ADR (a)	120,000	3,678,000
Bonjour Holdings Ltd.	4,332,000	853,700
Changshouhua Food Co. Ltd.	872,000	1,050,156
China Automation Group Ltd.	1,872,000	385,790
China High Precision Automation Group Ltd. (a)	712,000	27,512
China Lilang Ltd.	724,000	433,628
China Lodging Group Ltd. ADR (a)	26,500	719,475
China Medical System Holdings Ltd.	1,204,000	1,380,200
China Metal International Holdings, Inc.	2,522,000	851,083
China Metal Recycling (Holdings) Ltd. (a)	436,800	1
China Outfitters Holdings Ltd.	1,888,000	313,702
CNinsure, Inc. ADR (a)	107,700	627,891
Convenience Retail Asia Ltd.	700,000	471,547
EVA Precision Industrial Holdings Ltd.	5,134,000	641,436
Greatview Aseptic Pack Co. Ltd.	1,196,000	662,408
Haitian International Holdings Ltd.	338,000	733,136
Hilong Holding Ltd.	954,000	729,895
Hop Hing Group Holdings Ltd.	7,392,000	247,549
Hutchison China Meditech Ltd. (a)	77,117	801,837
Kingdee International Software Group Co. Ltd. (a)	1,564,400	590,393
KongZhong Corp. sponsored ADR (a)	56,200	444,542
Lee's Pharmaceutical Holdings Ltd.	1,155,000	1,087,489
Lekoil Ltd. (a)	2,478,094	2,892,354
Marwyn Value Investors II Ltd.	2,064,326	6,566,511
Ming Fai International Holdings Ltd.	9,133,000	929,322
Perfect World Co. Ltd. sponsored ADR Class B	31,700	613,395
Phoenix Healthcare Group Ltd. (a)	312,000	515,191
Royale Furniture Holdings Ltd.	922,691	39,813
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Shenguan Holdings Group Ltd.	3,154,000	$ 1,401,543
SITC International Holdings Co. Ltd.	3,852,000	1,711,713
Sitoy Group Holdings Ltd.	980,000	522,579
SouFun Holdings Ltd. ADR	49,400	4,020,666
Vipshop Holdings Ltd. ADR (a)(d)	12,000	1,261,080
VST Holdings Ltd.	2,767,600	720,079
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	1,476,270
Xinyi Glass Holdings Ltd.	1,670,000	1,359,437
Yip's Chemical Holdings Ltd.	592,000	479,621
TOTAL CAYMAN ISLANDS		45,755,626
China - 0.1%
China Suntien Green Energy Corp. Ltd. (H Shares)	553,651	238,895
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	938,000	1,000,366
TOTAL CHINA		1,239,261
Denmark - 0.7%
ALK-Abello A/S	6,657	869,968
Pandora A/S	128,870	7,377,111
TOTAL DENMARK		8,247,079
Finland - 1.0%
Amer Group PLC (A Shares)	274,500	5,671,742
Rakentajain Konevuokraamo Oyj (B Shares)	343,656	6,827,191
TOTAL FINLAND		12,498,933
France - 4.1%
ALTEN	165,500	7,465,254
Audika SA (a)	113,900	1,574,574
Ipsos SA	128,172	5,499,718
Sartorius Stedim Biotech	53,000	9,460,524
Sopra Group SA	61,000	6,704,239
SR Teleperformance SA	178,251	10,433,669
The Lisi Group	52,800	8,865,814
TOTAL FRANCE		50,003,792
Germany - 10.9%
Aareal Bank AG (a)	394,704	14,554,101
AURELIUS AG	186,000	7,011,487
Bilfinger Berger AG	67,664	7,803,509
Brenntag AG	40,600	7,008,924
CANCOM AG	49,600	2,215,914
CENTROTEC Sustainable AG	289,265	7,449,565
Common Stocks - continued
	Shares	Value
Germany - continued
CompuGroup Medical AG	199,511	$ 5,314,340
CTS Eventim AG	199,177	10,178,392
Deutz AG (a)	903,600	8,987,804
GEA Group AG	149,744	7,025,169
GFK AG	195,601	10,750,138
Lanxess AG	88,385	5,811,236
MTU Aero Engines Holdings AG	60,089	5,336,618
Rational AG	15,920	4,901,899
SHW Group	49,128	3,445,465
United Internet AG	200,152	8,751,617
Wirecard AG	387,100	16,951,995
TOTAL GERMANY		133,498,173
Hong Kong - 1.0%
CITIC 1616 Holdings Ltd.	1,417,000	427,082
Dah Sing Banking Group Ltd.	881,600	1,278,603
Guotai Junan International Holdings Ltd.	1,331,000	696,033
Magnificent Estates Ltd.	25,682,000	1,190,850
Singamas Container Holdings Ltd.	6,158,000	1,395,976
Sinosoft Tech Group Ltd.	1,164,000	386,811
Techtronic Industries Co. Ltd.	1,184,500	3,058,969
Wing Hang Bank Ltd.	248,000	3,532,909
TOTAL HONG KONG		11,967,233
India - 0.9%
Ahluwalia Contracts (India) Ltd. (a)	230,314	84,138
Britannia Industries Ltd.	46,936	660,951
MT Educare Ltd.	211,299	279,502
Page Industries Ltd.	90,084	8,088,645
Shriram City Union Finance Ltd.	32,081	498,365
Thangamayil Jewellery Ltd.	173,245	416,698
WABCO India Ltd.	14,137	411,924
TOTAL INDIA		10,440,223
Indonesia - 0.4%
PT Clipan Finance Indonesia Tbk	13,895,400	479,690
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	2,207
PT Global Mediacom Tbk	2,599,500	392,707
PT Mayora Indah Tbk	410,667	912,198
PT Media Nusantara Citra Tbk	5,091,500	934,704
PT Mitra Adiperkasa Tbk	801,000	358,793
PT MNC Sky Vision Tbk	2,487,000	390,354
PT Nippon Indosari Corpindo Tbk	4,407,500	381,399
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Pembangunan Perumahan Persero Tbk	4,982,500	$ 550,662
PT Tiga Pilar Sejahtera Food Tbk	8,562,500	1,089,705
TOTAL INDONESIA		5,492,419
Ireland - 2.8%
Glanbia PLC	168,000	2,442,550
Kenmare Resources PLC (a)	11,445,200	3,292,584
Paddy Power PLC (Ireland)	157,509	12,437,916
Petroceltic International PLC (a)	1,117,274	3,232,569
Smurfit Kappa Group PLC	287,600	6,749,219
United Drug PLC (United Kingdom)	992,400	5,804,544
TOTAL IRELAND		33,959,382
Isle of Man - 2.2%
Exillon Energy PLC (a)	953,278	2,240,944
IBS Group Holding Ltd. GDR (Reg. S)	336,400	11,249,558
Playtech Ltd.	1,209,747	13,712,108
TOTAL ISLE OF MAN		27,202,610
Israel - 0.1%
Sarine Technologies Ltd.	957,750	1,533,084
Italy - 1.7%
Brunello Cucinelli SpA (d)	123,985	3,386,176
Moncler SpA	151,921	2,893,129
Prysmian SpA	263,900	6,456,424
YOOX SpA (a)	209,800	7,948,270
TOTAL ITALY		20,683,999
Japan - 25.8%
Accordia Golf Co. Ltd.	711,600	9,303,167
ACOM Co. Ltd. (a)	586,600	1,725,438
AEON Financial Service Co. Ltd.	406,300	9,422,407
AEON Mall Co. Ltd.	66,550	1,956,307
Amada Co. Ltd.	333,000	2,694,243
CAC Corp.	38,200	348,500
Career Design Center Co. Ltd.	708	639,112
Chugoku Electric Power Co., Inc.	112,600	1,461,436
Creek & River Co. Ltd.	260,000	1,098,658
Daihatsu Diesel Manufacturing Co. Ltd.	74,000	520,190
Daiwa Industries Ltd.	56,000	372,596
Emori & Co. Ltd.	98,800	2,028,850
en-japan, Inc.	149,800	3,408,292
Common Stocks - continued
	Shares	Value
Japan - continued
Enigmo, Inc. (a)(d)	60,600	$ 3,218,147
Foster Electric Co. Ltd. (d)	382,300	6,154,822
Fuji Corp.	51,600	966,583
Fuji Media Holdings, Inc.	7,000	130,878
Fujibo Holdings, Inc.	470,000	973,891
Fujitec Co. Ltd.	22,000	270,548
H.I.S. Co. Ltd.	120,400	6,554,168
Heiwa Corp.	51,500	912,490
Higashi Nihon House Co. Ltd.	515,000	2,334,319
Hokkaido Electric Power Co., Inc. (a)	1,705,400	17,842,180
Hoshizaki Electric Co. Ltd.	162,800	5,789,858
Iida Group Holdings Co. Ltd. (a)(d)	193,051	3,369,007
Iino Kaiun Kaisha Ltd.	679,400	3,712,775
ISE Chemical Corp.	57,000	461,518
Ishihara Sangyo Kaisha Ltd. (a)	1,724,000	2,001,334
ITC Networks Corp.	25,000	204,354
Iwatsuka Confectionary Co. Ltd.	16,000	887,842
JAFCO Co. Ltd.	55,800	2,991,119
K&O Energy Group, Inc. (a)	37,700	537,372
K's Denki Corp.	147,900	3,936,023
Kakaku.com, Inc.	912,600	17,256,206
KAWAI Musical Instruments Manufacturing Co. Ltd. (d)	541,000	958,613
Koshidaka Holdings Co. Ltd.	24,100	712,893
Kotobuki Spirits Co. Ltd.	21,500	399,120
Kyushu Electric Power Co., Inc. (a)	69,400	796,305
Leopalace21 Corp. (a)	2,510,200	13,086,823
Mazda Motor Corp. (a)	1,376,000	6,599,500
Mitsui Engineering & Shipbuilding Co.	3,345,000	6,525,306
Nichias Corp.	423,000	2,953,798
Nihon Nohyaku Co. Ltd.	368,000	5,134,712
Nikkiso Co. Ltd. (d)	446,400	5,620,893
Nippon Koei Co. Ltd.	83,000	366,681
Nippon Shinyaku Co. Ltd.	360,000	7,042,203
Nitta Corp.	97,700	2,204,805
Nomura Real Estate Holdings, Inc.	233,000	4,722,330
NTT Urban Development Co.	400,700	3,900,250
ORIX Corp.	639,400	9,698,499
Pal Co. Ltd.	71,000	1,357,131
Pigeon Corp.	348,400	15,865,585
Pressance Corp.	28,400	783,680
Rakuten, Inc.	585,000	9,572,160
Rohto Pharmaceutical Co. Ltd.	413,900	6,640,834
Common Stocks - continued
	Shares	Value
Japan - continued
Sakata INX Corp.	364,800	$ 3,302,160
San-Ai Oil Co. Ltd.	105,000	506,688
Sasebo Heavy Industries Co. Ltd. (a)(d)	1,038,000	1,369,276
Sawada Holdings Co. Ltd. (d)	296,000	3,470,503
Sega Sammy Holdings, Inc.	248,000	5,923,560
Shinko Kogyo Co. Ltd.	314,700	2,345,744
Shinko Shoji Co. Ltd.	2,900	25,578
Sosei Group Corp. (a)	131,300	5,074,666
Stanley Electric Co. Ltd.	607,900	13,733,372
Sumitomo Heavy Industries Ltd.	1,804,000	8,352,985
Takeuchi Manufacturing Co. Ltd.	30,000	883,160
Tohoku Electric Power Co., Inc. (a)	134,200	1,447,411
Tokyo Tatemono Co. Ltd.	2,423,000	22,480,509
Tokyu Fudosan Holdings Corp.	498,000	4,271,796
Topcon Corp.	549,100	7,569,091
Uchiyama Holdings Co. Ltd. (d)	119,000	713,918
VT Holdings Co. Ltd.	116,500	1,961,834
Welcia Holdings Co. Ltd.	29,200	1,684,902
WirelessGate, Inc. (a)(d)	66,300	2,512,126
Yamada Denki Co. Ltd.	1,936,800	6,647,815
Yamaha Motor Co. Ltd.	47,300	624,777
Yamaya Corp.	47,900	1,092,281
ZIGExN Co. Ltd. (a)	4,600	68,625
TOTAL JAPAN		316,489,528
Korea (South) - 0.4%
Daou Technology, Inc.	133,650	1,934,901
Koh Young Technology, Inc.	26,747	717,359
Korea Plant Service & Engineering Co. Ltd.	7,274	376,223
SBS Contents Hub Co. Ltd.	31,723	448,203
Soulbrain Co. Ltd.	11,656	440,465
WeMade Entertainment Co. Ltd. (a)	9,761	377,913
TOTAL KOREA (SOUTH)		4,295,064
Luxembourg - 2.9%
AZ Electronic Materials SA	1,117,200	7,270,961
Eurofins Scientific SA	58,899	14,997,721
Grand City Properties SA (a)	1,009,573	10,417,687
RM2 International SA (a)(d)	2,303,800	2,954,029
TOTAL LUXEMBOURG		35,640,398
Malaysia - 0.1%
JobStreet Corp. Bhd	2,446,200	1,830,544
Common Stocks - continued
	Shares	Value
Netherlands - 0.7%
Ichor Coal NV (a)	355,000	$ 2,393,943
Yandex NV (a)	175,600	6,453,300
TOTAL NETHERLANDS		8,847,243
Norway - 1.3%
Aker Solutions ASA (d)	480,197	7,343,573
Norwegian Air Shuttle A/S (a)(d)	46,500	1,510,382
Schibsted ASA (B Shares) (d)	73,100	4,271,333
Sevan Drilling ASA (a)(d)	4,908,300	3,346,506
TOTAL NORWAY		16,471,794
Singapore - 1.1%
Amtek Engineering Ltd.	3,920,000	1,521,211
Cordlife Group Ltd.	1,021,000	950,982
CSE Global Ltd.	419,000	207,276
Goodpack Ltd.	1,826,000	2,653,811
Mapletree Industrial (REIT)	1,280,722	1,311,736
OSIM International Ltd.	1,159,000	2,145,797
Petra Foods Ltd.	370,000	934,659
Sino Grandness Food Industry Group Ltd. (a)	3,087,000	1,615,341
Venture Corp. Ltd.	347,000	2,010,270
TOTAL SINGAPORE		13,351,083
South Africa - 0.4%
Blue Label Telecoms Ltd.	6,875,600	5,445,285
Sweden - 1.2%
Avanza Bank Holding AB	115,300	4,223,830
Rezidor Hotel Group AB (a)	1,502,070	10,294,432
TOTAL SWEDEN		14,518,262
Switzerland - 3.9%
Clariant AG (Reg.)	433,072	8,182,345
Julius Baer Group Ltd.	202,216	9,824,756
Meyer Burger Technology AG (a)(d)	286,600	4,346,495
Sika AG (Bearer)	2,488	8,199,574
Temenos Group AG	294,090	8,271,433
VZ Holding AG	53,370	8,776,779
TOTAL SWITZERLAND		47,601,382
Taiwan - 0.1%
Merida Industry Co. Ltd.	85,000	524,052
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Hon Chuan Enterprise Co. Ltd.	185,000	$ 387,270
Tong Hsing Electronics Industries Ltd.	135,721	694,712
TOTAL TAIWAN		1,606,034
Thailand - 0.2%
Toyo-Thai Corp. PCL	2,303,368	2,242,857
United Kingdom - 16.8%
Amerisur Resources PLC (a)(d)	5,712,324	4,789,150
Ashmore Group PLC	1,342,968	7,183,872
BBA Aviation PLC	1,719,881	8,725,086
Bond International Software PLC	843,266	1,296,139
Brammer PLC (d)	1,302,600	9,802,003
Brewin Dolphin Holding PLC	980,163	4,920,880
Cineworld Group PLC (d)	187,861	1,093,239
Cineworld Group PLC rights 2/13/14 (a)	60,115	121,552
Close Brothers Group PLC	485,800	10,589,524
Countrywide PLC	778,100	7,303,767
Craneware PLC	813,500	7,756,413
Devro PLC	103,098	524,719
Foxtons Group PLC	1,383,300	7,974,942
Hunting PLC	352,500	4,366,342
IG Group Holdings PLC	1,188,002	12,235,272
Innovation Group PLC (a)	9,382,600	5,167,059
International Personal Finance PLC	870,900	6,657,277
John Wood Group PLC	470,700	4,975,429
Johnson Matthey PLC	106,195	5,640,485
Keronite PLC (a)(f)	136	0
Lombard Medical Technologies PLC (a)	1,260,400	3,957,466
Moneysupermarket.com Group PLC	4,001,600	11,728,984
Mothercare PLC (a)(d)	578,200	2,487,942
Ocado Group PLC (a)	571,306	4,911,859
Perform Group PLC (a)	701,700	2,854,973
Provident Financial PLC	234,197	6,283,142
Pureprofile Media PLC (a)(f)	1,108,572	838,295
Regenersis PLC	1,231,800	5,953,371
Rockhopper Exploration PLC (a)	1,084,100	2,392,539
Salamander Energy PLC (a)	632,400	1,104,578
Serco Group PLC	683,068	4,908,176
Silverdell PLC	12,644,400	208
Sinclair Pharma PLC (a)	8,403,003	4,385,849
Sphere Medical Holding PLC (a)	817,054	349,220
Sthree PLC	1,060,309	6,684,566
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Synergy Health PLC	353,353	$ 7,487,504
TalkTalk Telecom Group PLC	538,521	2,762,057
Ted Baker PLC	345,650	12,165,462
TMO Renewables Ltd. (a)(f)	1,000,000	65,756
Travis Perkins PLC	189,500	5,417,316
Tungsten Corp. PLC	1,150,600	5,390,693
Wolfson Microelectronics PLC (a)	1,463,200	3,247,228
TOTAL UNITED KINGDOM		206,500,334
United States of America - 0.2%
21Vianet Group, Inc. ADR (a)	42,300	954,711
CTC Media, Inc.	4,300	49,278
GI Dynamics, Inc. CDI (a)	1,617,130	1,166,438
Mudalla Technology, Inc. (Reg. S) (a)	996,527	16
YOU On Demand Holdings, Inc. (a)	114,474	333,119
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)	27,500	256
TOTAL UNITED STATES OF AMERICA		2,503,818
TOTAL COMMON STOCKS (Cost $959,406,787)		1,175,652,137
Nonconvertible Preferred Stocks - 0.5%

Brazil - 0.5%
Alpargatas SA (PN) (Cost $7,863,928)	1,125,920	5,878,625
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Caracal Energy, Inc. 12.5% 9/30/17 (f) (Cost $1,400,000)	$ 1,400,000	1,654,196
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	46,860,751	$ 46,860,751
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	19,920,538	19,920,538
TOTAL MONEY MARKET FUNDS (Cost $66,781,289)		66,781,289
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,035,452,004)		1,249,966,247
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(22,670,448)
NET ASSETS - 100%		$ 1,227,295,799
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,204,056 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,865,931 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Caracal Energy, Inc. 12.5% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Mountain Province Diamonds, Inc.	11/14/13	$ 1,480,774
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,361
Fidelity Securities Lending Cash Central Fund	78,268
Total	$ 96,629
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 12,066,495	$ -	$ 12,052,911	$ 64,973	$ -
Total	$ 12,066,495	$ -	$ 12,052,911	$ 64,973	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 244,549,956	$ 140,692,088	$ 103,857,852	$ 16
Consumer Staples	33,037,242	7,067,386	25,969,856	-
Energy	55,691,166	46,653,159	9,037,985	22
Financials	229,280,818	144,062,507	85,218,311	-
Health Care	104,807,941	68,368,098	36,374,087	65,756
Industrials	220,337,039	159,744,271	60,592,534	234
Information Technology	182,173,769	145,135,280	36,172,682	865,807
Materials	76,403,793	56,579,899	19,823,893	1
Telecommunication Services	11,360,839	6,879,322	4,481,517	-
Utilities	23,888,199	-	23,888,199	-
Corporate Bonds	1,654,196	-	1,654,196	-
Money Market Funds	66,781,289	66,781,289	-	-
Total Investments in Securities:	$ 1,249,966,247	$ 841,963,299	$ 407,071,112	$ 931,836

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 76,572,763
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,072,152,673. Net unrealized appreciation aggregated $177,813,574, of which $272,899,141 related to appreciated investment securities and $95,085,567 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

January 31, 2014

1.813082.109

ISC-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 3.6%
Acrux Ltd.	381,062	$ 769,220
Alkane Resources Ltd. (a)	911,891	341,641
Austal Ltd. (a)	3,396,893	2,523,621
Base Resources Ltd. (a)	750,579	276,424
Beach Energy Ltd.	1,213,515	1,511,893
Berkeley Resources Ltd. (a)	1,638,437	414,768
Boart Longyear Ltd. (d)	4,433,176	1,822,529
Challenger Ltd.	515,777	2,704,283
Charter Hall Group unit	514,538	1,668,987
Clinuvel Pharmaceuticals Ltd. (a)(d)	325,070	404,534
Donaco International Ltd.	2,061,089	1,680,766
Goodman Group unit	202,411	827,062
Greencross Ltd. (d)	177,979	1,319,989
iiNet Ltd.	180,642	1,063,782
Iluka Resources Ltd.	157,566	1,202,897
Independence Group NL	244,610	702,761
iProperty Group Ltd. (a)	601,773	1,160,172
Karoon Gas Australia Ltd. (a)	743,270	2,087,258
Maverick Drilling & Exploration Ltd. (a)(d)	1,220,579	448,305
Nanosonics Ltd. (a)(d)	1,455,582	1,121,241
Navitas Ltd.	273,638	1,619,365
Neon Energy Ltd. (a)	1,267,342	45,540
NewSat Ltd. (a)	2,252,414	905,609
Normandy Mt. Leyshon Ltd. (a)	1,907,227	37,173
Prairie Downs Metals Ltd. (a)	881,954	229,256
Prana Biotechnology Ltd. (a)(d)	2,224,059	2,501,932
Ramsay Health Care Ltd.	10,050	385,891
SEEK Ltd.	161,332	1,751,260
Sierra Mining Ltd. (a)	2,406,178	458,216
Silver Lake Resources Ltd. (a)	840,689	436,519
Sino Gas & Energy Ltd. (a)	22,392,147	4,023,533
Slater & Gordon Ltd.	383,915	1,478,615
SomnoMed Ltd. (a)	584,445	695,750
Southern Cross Media Group Ltd.	1,133,712	1,556,366
Spark Infrastructure Group unit	1,255,671	1,803,495
Starpharma Holdings Ltd. (a)(d)	869,513	609,326
Tissue Therapies Ltd. (a)	2,581,301	647,256
Troy Resources NL (a)(d)	463,119	450,100
Vision Group Holdings Ltd. (a)	1,221,604	709,014
TOTAL AUSTRALIA		44,396,349
Common Stocks - continued
	Shares	Value
Austria - 0.9%
Ams AG	30,950	$ 3,806,237
Andritz AG	125,725	6,909,786
TOTAL AUSTRIA		10,716,023
Bailiwick of Jersey - 1.8%
Informa PLC	1,067,014	9,068,512
LXB Retail Properties PLC (a)	1,426,200	2,965,831
Regus PLC	2,817,600	9,703,731
TOTAL BAILIWICK OF JERSEY		21,738,074
Bermuda - 3.3%
APT Satellite Holdings Ltd.	2,096,000	2,643,015
Asia Satellite Telecommunications Holdings Ltd.	271,000	1,047,168
China Animal Healthcare Ltd. (a)	2,129,000	1,148,988
China Singyes Solar Tech Holdings Ltd.	981,600	1,120,196
Digital China Holdings Ltd. (H Shares)	554,000	543,025
Dukang Distillers Holdings Ltd. (a)	2,072,000	445,873
I.T Ltd.	1,552,000	393,807
Imagi International Holdings Ltd. (a)	14,336,000	164,340
Kofax Ltd. (a)	1,215,200	8,884,625
Luk Fook Holdings International Ltd.	832,000	2,695,175
Oakley Capital Investments Ltd. (a)	1,560,300	4,693,908
Oriental Watch Holdings Ltd.	1,540,000	394,729
PAX Global Technology Ltd. (a)	1,769,000	847,611
Petra Diamonds Ltd. (a)	2,255,500	5,113,079
REXLot Holdings Ltd.	10,341,700	1,625,090
STELUX Holdings International	2,958,000	868,678
Vostok Nafta Investment Ltd. SDR (a)	818,000	5,743,505
Vtech Holdings Ltd.	185,900	2,248,385
TOTAL BERMUDA		40,621,197
British Virgin Islands - 0.7%
Kalahari Energy (a)(f)	1,451,000	15
Leyshon Energy Ltd. (a)	1,907,227	164,603
Mail.Ru Group Ltd.:
GDR (e)	112,800	4,204,056
GDR (Reg. S)	108,724	4,052,143
TOTAL BRITISH VIRGIN ISLANDS		8,420,817
Canada - 0.8%
Africa Oil Corp. (a)	81,500	600,777
Africa Oil Corp. (Sweden) (a)	457,500	3,337,989
AirSea Lines (a)(f)	1,893,338	26
Common Stocks - continued
	Shares	Value
Canada - continued
Caracal Energy, Inc. (a)	348,830	$ 2,503,073
Mood Media Corp. (a)	136,700	128,875
Mood Media Corp. (United Kingdom) (a)	1,139,822	824,452
Mountain Province Diamonds, Inc. (a)	254,200	1,191,402
Mountain Province Diamonds, Inc. (f)	310,000	1,307,636
Rock Well Petroleum, Inc. (a)(f)	770,400	7
TOTAL CANADA		9,894,237
Cayman Islands - 3.7%
51job, Inc. sponsored ADR (a)	19,200	1,401,792
AirMedia Group, Inc. ADR (a)	352,100	725,326
Airtac International Group	90,950	819,528
AMVIG Holdings Ltd.	2,514,000	1,032,956
AutoNavi Holdings Ltd. ADR (a)	34,300	535,080
Bitauto Holdings Ltd. ADR (a)	120,000	3,678,000
Bonjour Holdings Ltd.	4,332,000	853,700
Changshouhua Food Co. Ltd.	872,000	1,050,156
China Automation Group Ltd.	1,872,000	385,790
China High Precision Automation Group Ltd. (a)	712,000	27,512
China Lilang Ltd.	724,000	433,628
China Lodging Group Ltd. ADR (a)	26,500	719,475
China Medical System Holdings Ltd.	1,204,000	1,380,200
China Metal International Holdings, Inc.	2,522,000	851,083
China Metal Recycling (Holdings) Ltd. (a)	436,800	1
China Outfitters Holdings Ltd.	1,888,000	313,702
CNinsure, Inc. ADR (a)	107,700	627,891
Convenience Retail Asia Ltd.	700,000	471,547
EVA Precision Industrial Holdings Ltd.	5,134,000	641,436
Greatview Aseptic Pack Co. Ltd.	1,196,000	662,408
Haitian International Holdings Ltd.	338,000	733,136
Hilong Holding Ltd.	954,000	729,895
Hop Hing Group Holdings Ltd.	7,392,000	247,549
Hutchison China Meditech Ltd. (a)	77,117	801,837
Kingdee International Software Group Co. Ltd. (a)	1,564,400	590,393
KongZhong Corp. sponsored ADR (a)	56,200	444,542
Lee's Pharmaceutical Holdings Ltd.	1,155,000	1,087,489
Lekoil Ltd. (a)	2,478,094	2,892,354
Marwyn Value Investors II Ltd.	2,064,326	6,566,511
Ming Fai International Holdings Ltd.	9,133,000	929,322
Perfect World Co. Ltd. sponsored ADR Class B	31,700	613,395
Phoenix Healthcare Group Ltd. (a)	312,000	515,191
Royale Furniture Holdings Ltd.	922,691	39,813
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Shenguan Holdings Group Ltd.	3,154,000	$ 1,401,543
SITC International Holdings Co. Ltd.	3,852,000	1,711,713
Sitoy Group Holdings Ltd.	980,000	522,579
SouFun Holdings Ltd. ADR	49,400	4,020,666
Vipshop Holdings Ltd. ADR (a)(d)	12,000	1,261,080
VST Holdings Ltd.	2,767,600	720,079
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	1,476,270
Xinyi Glass Holdings Ltd.	1,670,000	1,359,437
Yip's Chemical Holdings Ltd.	592,000	479,621
TOTAL CAYMAN ISLANDS		45,755,626
China - 0.1%
China Suntien Green Energy Corp. Ltd. (H Shares)	553,651	238,895
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	938,000	1,000,366
TOTAL CHINA		1,239,261
Denmark - 0.7%
ALK-Abello A/S	6,657	869,968
Pandora A/S	128,870	7,377,111
TOTAL DENMARK		8,247,079
Finland - 1.0%
Amer Group PLC (A Shares)	274,500	5,671,742
Rakentajain Konevuokraamo Oyj (B Shares)	343,656	6,827,191
TOTAL FINLAND		12,498,933
France - 4.1%
ALTEN	165,500	7,465,254
Audika SA (a)	113,900	1,574,574
Ipsos SA	128,172	5,499,718
Sartorius Stedim Biotech	53,000	9,460,524
Sopra Group SA	61,000	6,704,239
SR Teleperformance SA	178,251	10,433,669
The Lisi Group	52,800	8,865,814
TOTAL FRANCE		50,003,792
Germany - 10.9%
Aareal Bank AG (a)	394,704	14,554,101
AURELIUS AG	186,000	7,011,487
Bilfinger Berger AG	67,664	7,803,509
Brenntag AG	40,600	7,008,924
CANCOM AG	49,600	2,215,914
CENTROTEC Sustainable AG	289,265	7,449,565
Common Stocks - continued
	Shares	Value
Germany - continued
CompuGroup Medical AG	199,511	$ 5,314,340
CTS Eventim AG	199,177	10,178,392
Deutz AG (a)	903,600	8,987,804
GEA Group AG	149,744	7,025,169
GFK AG	195,601	10,750,138
Lanxess AG	88,385	5,811,236
MTU Aero Engines Holdings AG	60,089	5,336,618
Rational AG	15,920	4,901,899
SHW Group	49,128	3,445,465
United Internet AG	200,152	8,751,617
Wirecard AG	387,100	16,951,995
TOTAL GERMANY		133,498,173
Hong Kong - 1.0%
CITIC 1616 Holdings Ltd.	1,417,000	427,082
Dah Sing Banking Group Ltd.	881,600	1,278,603
Guotai Junan International Holdings Ltd.	1,331,000	696,033
Magnificent Estates Ltd.	25,682,000	1,190,850
Singamas Container Holdings Ltd.	6,158,000	1,395,976
Sinosoft Tech Group Ltd.	1,164,000	386,811
Techtronic Industries Co. Ltd.	1,184,500	3,058,969
Wing Hang Bank Ltd.	248,000	3,532,909
TOTAL HONG KONG		11,967,233
India - 0.9%
Ahluwalia Contracts (India) Ltd. (a)	230,314	84,138
Britannia Industries Ltd.	46,936	660,951
MT Educare Ltd.	211,299	279,502
Page Industries Ltd.	90,084	8,088,645
Shriram City Union Finance Ltd.	32,081	498,365
Thangamayil Jewellery Ltd.	173,245	416,698
WABCO India Ltd.	14,137	411,924
TOTAL INDIA		10,440,223
Indonesia - 0.4%
PT Clipan Finance Indonesia Tbk	13,895,400	479,690
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	2,207
PT Global Mediacom Tbk	2,599,500	392,707
PT Mayora Indah Tbk	410,667	912,198
PT Media Nusantara Citra Tbk	5,091,500	934,704
PT Mitra Adiperkasa Tbk	801,000	358,793
PT MNC Sky Vision Tbk	2,487,000	390,354
PT Nippon Indosari Corpindo Tbk	4,407,500	381,399
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Pembangunan Perumahan Persero Tbk	4,982,500	$ 550,662
PT Tiga Pilar Sejahtera Food Tbk	8,562,500	1,089,705
TOTAL INDONESIA		5,492,419
Ireland - 2.8%
Glanbia PLC	168,000	2,442,550
Kenmare Resources PLC (a)	11,445,200	3,292,584
Paddy Power PLC (Ireland)	157,509	12,437,916
Petroceltic International PLC (a)	1,117,274	3,232,569
Smurfit Kappa Group PLC	287,600	6,749,219
United Drug PLC (United Kingdom)	992,400	5,804,544
TOTAL IRELAND		33,959,382
Isle of Man - 2.2%
Exillon Energy PLC (a)	953,278	2,240,944
IBS Group Holding Ltd. GDR (Reg. S)	336,400	11,249,558
Playtech Ltd.	1,209,747	13,712,108
TOTAL ISLE OF MAN		27,202,610
Israel - 0.1%
Sarine Technologies Ltd.	957,750	1,533,084
Italy - 1.7%
Brunello Cucinelli SpA (d)	123,985	3,386,176
Moncler SpA	151,921	2,893,129
Prysmian SpA	263,900	6,456,424
YOOX SpA (a)	209,800	7,948,270
TOTAL ITALY		20,683,999
Japan - 25.8%
Accordia Golf Co. Ltd.	711,600	9,303,167
ACOM Co. Ltd. (a)	586,600	1,725,438
AEON Financial Service Co. Ltd.	406,300	9,422,407
AEON Mall Co. Ltd.	66,550	1,956,307
Amada Co. Ltd.	333,000	2,694,243
CAC Corp.	38,200	348,500
Career Design Center Co. Ltd.	708	639,112
Chugoku Electric Power Co., Inc.	112,600	1,461,436
Creek & River Co. Ltd.	260,000	1,098,658
Daihatsu Diesel Manufacturing Co. Ltd.	74,000	520,190
Daiwa Industries Ltd.	56,000	372,596
Emori & Co. Ltd.	98,800	2,028,850
en-japan, Inc.	149,800	3,408,292
Common Stocks - continued
	Shares	Value
Japan - continued
Enigmo, Inc. (a)(d)	60,600	$ 3,218,147
Foster Electric Co. Ltd. (d)	382,300	6,154,822
Fuji Corp.	51,600	966,583
Fuji Media Holdings, Inc.	7,000	130,878
Fujibo Holdings, Inc.	470,000	973,891
Fujitec Co. Ltd.	22,000	270,548
H.I.S. Co. Ltd.	120,400	6,554,168
Heiwa Corp.	51,500	912,490
Higashi Nihon House Co. Ltd.	515,000	2,334,319
Hokkaido Electric Power Co., Inc. (a)	1,705,400	17,842,180
Hoshizaki Electric Co. Ltd.	162,800	5,789,858
Iida Group Holdings Co. Ltd. (a)(d)	193,051	3,369,007
Iino Kaiun Kaisha Ltd.	679,400	3,712,775
ISE Chemical Corp.	57,000	461,518
Ishihara Sangyo Kaisha Ltd. (a)	1,724,000	2,001,334
ITC Networks Corp.	25,000	204,354
Iwatsuka Confectionary Co. Ltd.	16,000	887,842
JAFCO Co. Ltd.	55,800	2,991,119
K&O Energy Group, Inc. (a)	37,700	537,372
K's Denki Corp.	147,900	3,936,023
Kakaku.com, Inc.	912,600	17,256,206
KAWAI Musical Instruments Manufacturing Co. Ltd. (d)	541,000	958,613
Koshidaka Holdings Co. Ltd.	24,100	712,893
Kotobuki Spirits Co. Ltd.	21,500	399,120
Kyushu Electric Power Co., Inc. (a)	69,400	796,305
Leopalace21 Corp. (a)	2,510,200	13,086,823
Mazda Motor Corp. (a)	1,376,000	6,599,500
Mitsui Engineering & Shipbuilding Co.	3,345,000	6,525,306
Nichias Corp.	423,000	2,953,798
Nihon Nohyaku Co. Ltd.	368,000	5,134,712
Nikkiso Co. Ltd. (d)	446,400	5,620,893
Nippon Koei Co. Ltd.	83,000	366,681
Nippon Shinyaku Co. Ltd.	360,000	7,042,203
Nitta Corp.	97,700	2,204,805
Nomura Real Estate Holdings, Inc.	233,000	4,722,330
NTT Urban Development Co.	400,700	3,900,250
ORIX Corp.	639,400	9,698,499
Pal Co. Ltd.	71,000	1,357,131
Pigeon Corp.	348,400	15,865,585
Pressance Corp.	28,400	783,680
Rakuten, Inc.	585,000	9,572,160
Rohto Pharmaceutical Co. Ltd.	413,900	6,640,834
Common Stocks - continued
	Shares	Value
Japan - continued
Sakata INX Corp.	364,800	$ 3,302,160
San-Ai Oil Co. Ltd.	105,000	506,688
Sasebo Heavy Industries Co. Ltd. (a)(d)	1,038,000	1,369,276
Sawada Holdings Co. Ltd. (d)	296,000	3,470,503
Sega Sammy Holdings, Inc.	248,000	5,923,560
Shinko Kogyo Co. Ltd.	314,700	2,345,744
Shinko Shoji Co. Ltd.	2,900	25,578
Sosei Group Corp. (a)	131,300	5,074,666
Stanley Electric Co. Ltd.	607,900	13,733,372
Sumitomo Heavy Industries Ltd.	1,804,000	8,352,985
Takeuchi Manufacturing Co. Ltd.	30,000	883,160
Tohoku Electric Power Co., Inc. (a)	134,200	1,447,411
Tokyo Tatemono Co. Ltd.	2,423,000	22,480,509
Tokyu Fudosan Holdings Corp.	498,000	4,271,796
Topcon Corp.	549,100	7,569,091
Uchiyama Holdings Co. Ltd. (d)	119,000	713,918
VT Holdings Co. Ltd.	116,500	1,961,834
Welcia Holdings Co. Ltd.	29,200	1,684,902
WirelessGate, Inc. (a)(d)	66,300	2,512,126
Yamada Denki Co. Ltd.	1,936,800	6,647,815
Yamaha Motor Co. Ltd.	47,300	624,777
Yamaya Corp.	47,900	1,092,281
ZIGExN Co. Ltd. (a)	4,600	68,625
TOTAL JAPAN		316,489,528
Korea (South) - 0.4%
Daou Technology, Inc.	133,650	1,934,901
Koh Young Technology, Inc.	26,747	717,359
Korea Plant Service & Engineering Co. Ltd.	7,274	376,223
SBS Contents Hub Co. Ltd.	31,723	448,203
Soulbrain Co. Ltd.	11,656	440,465
WeMade Entertainment Co. Ltd. (a)	9,761	377,913
TOTAL KOREA (SOUTH)		4,295,064
Luxembourg - 2.9%
AZ Electronic Materials SA	1,117,200	7,270,961
Eurofins Scientific SA	58,899	14,997,721
Grand City Properties SA (a)	1,009,573	10,417,687
RM2 International SA (a)(d)	2,303,800	2,954,029
TOTAL LUXEMBOURG		35,640,398
Malaysia - 0.1%
JobStreet Corp. Bhd	2,446,200	1,830,544
Common Stocks - continued
	Shares	Value
Netherlands - 0.7%
Ichor Coal NV (a)	355,000	$ 2,393,943
Yandex NV (a)	175,600	6,453,300
TOTAL NETHERLANDS		8,847,243
Norway - 1.3%
Aker Solutions ASA (d)	480,197	7,343,573
Norwegian Air Shuttle A/S (a)(d)	46,500	1,510,382
Schibsted ASA (B Shares) (d)	73,100	4,271,333
Sevan Drilling ASA (a)(d)	4,908,300	3,346,506
TOTAL NORWAY		16,471,794
Singapore - 1.1%
Amtek Engineering Ltd.	3,920,000	1,521,211
Cordlife Group Ltd.	1,021,000	950,982
CSE Global Ltd.	419,000	207,276
Goodpack Ltd.	1,826,000	2,653,811
Mapletree Industrial (REIT)	1,280,722	1,311,736
OSIM International Ltd.	1,159,000	2,145,797
Petra Foods Ltd.	370,000	934,659
Sino Grandness Food Industry Group Ltd. (a)	3,087,000	1,615,341
Venture Corp. Ltd.	347,000	2,010,270
TOTAL SINGAPORE		13,351,083
South Africa - 0.4%
Blue Label Telecoms Ltd.	6,875,600	5,445,285
Sweden - 1.2%
Avanza Bank Holding AB	115,300	4,223,830
Rezidor Hotel Group AB (a)	1,502,070	10,294,432
TOTAL SWEDEN		14,518,262
Switzerland - 3.9%
Clariant AG (Reg.)	433,072	8,182,345
Julius Baer Group Ltd.	202,216	9,824,756
Meyer Burger Technology AG (a)(d)	286,600	4,346,495
Sika AG (Bearer)	2,488	8,199,574
Temenos Group AG	294,090	8,271,433
VZ Holding AG	53,370	8,776,779
TOTAL SWITZERLAND		47,601,382
Taiwan - 0.1%
Merida Industry Co. Ltd.	85,000	524,052
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Hon Chuan Enterprise Co. Ltd.	185,000	$ 387,270
Tong Hsing Electronics Industries Ltd.	135,721	694,712
TOTAL TAIWAN		1,606,034
Thailand - 0.2%
Toyo-Thai Corp. PCL	2,303,368	2,242,857
United Kingdom - 16.8%
Amerisur Resources PLC (a)(d)	5,712,324	4,789,150
Ashmore Group PLC	1,342,968	7,183,872
BBA Aviation PLC	1,719,881	8,725,086
Bond International Software PLC	843,266	1,296,139
Brammer PLC (d)	1,302,600	9,802,003
Brewin Dolphin Holding PLC	980,163	4,920,880
Cineworld Group PLC (d)	187,861	1,093,239
Cineworld Group PLC rights 2/13/14 (a)	60,115	121,552
Close Brothers Group PLC	485,800	10,589,524
Countrywide PLC	778,100	7,303,767
Craneware PLC	813,500	7,756,413
Devro PLC	103,098	524,719
Foxtons Group PLC	1,383,300	7,974,942
Hunting PLC	352,500	4,366,342
IG Group Holdings PLC	1,188,002	12,235,272
Innovation Group PLC (a)	9,382,600	5,167,059
International Personal Finance PLC	870,900	6,657,277
John Wood Group PLC	470,700	4,975,429
Johnson Matthey PLC	106,195	5,640,485
Keronite PLC (a)(f)	136	0
Lombard Medical Technologies PLC (a)	1,260,400	3,957,466
Moneysupermarket.com Group PLC	4,001,600	11,728,984
Mothercare PLC (a)(d)	578,200	2,487,942
Ocado Group PLC (a)	571,306	4,911,859
Perform Group PLC (a)	701,700	2,854,973
Provident Financial PLC	234,197	6,283,142
Pureprofile Media PLC (a)(f)	1,108,572	838,295
Regenersis PLC	1,231,800	5,953,371
Rockhopper Exploration PLC (a)	1,084,100	2,392,539
Salamander Energy PLC (a)	632,400	1,104,578
Serco Group PLC	683,068	4,908,176
Silverdell PLC	12,644,400	208
Sinclair Pharma PLC (a)	8,403,003	4,385,849
Sphere Medical Holding PLC (a)	817,054	349,220
Sthree PLC	1,060,309	6,684,566
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Synergy Health PLC	353,353	$ 7,487,504
TalkTalk Telecom Group PLC	538,521	2,762,057
Ted Baker PLC	345,650	12,165,462
TMO Renewables Ltd. (a)(f)	1,000,000	65,756
Travis Perkins PLC	189,500	5,417,316
Tungsten Corp. PLC	1,150,600	5,390,693
Wolfson Microelectronics PLC (a)	1,463,200	3,247,228
TOTAL UNITED KINGDOM		206,500,334
United States of America - 0.2%
21Vianet Group, Inc. ADR (a)	42,300	954,711
CTC Media, Inc.	4,300	49,278
GI Dynamics, Inc. CDI (a)	1,617,130	1,166,438
Mudalla Technology, Inc. (Reg. S) (a)	996,527	16
YOU On Demand Holdings, Inc. (a)	114,474	333,119
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)	27,500	256
TOTAL UNITED STATES OF AMERICA		2,503,818
TOTAL COMMON STOCKS (Cost $959,406,787)		1,175,652,137
Nonconvertible Preferred Stocks - 0.5%

Brazil - 0.5%
Alpargatas SA (PN) (Cost $7,863,928)	1,125,920	5,878,625
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Caracal Energy, Inc. 12.5% 9/30/17 (f) (Cost $1,400,000)	$ 1,400,000	1,654,196
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	46,860,751	$ 46,860,751
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	19,920,538	19,920,538
TOTAL MONEY MARKET FUNDS (Cost $66,781,289)		66,781,289
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,035,452,004)		1,249,966,247
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(22,670,448)
NET ASSETS - 100%		$ 1,227,295,799
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,204,056 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,865,931 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Caracal Energy, Inc. 12.5% 9/30/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Mountain Province Diamonds, Inc.	11/14/13	$ 1,480,774
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,361
Fidelity Securities Lending Cash Central Fund	78,268
Total	$ 96,629
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 12,066,495	$ -	$ 12,052,911	$ 64,973	$ -
Total	$ 12,066,495	$ -	$ 12,052,911	$ 64,973	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 244,549,956	$ 140,692,088	$ 103,857,852	$ 16
Consumer Staples	33,037,242	7,067,386	25,969,856	-
Energy	55,691,166	46,653,159	9,037,985	22
Financials	229,280,818	144,062,507	85,218,311	-
Health Care	104,807,941	68,368,098	36,374,087	65,756
Industrials	220,337,039	159,744,271	60,592,534	234
Information Technology	182,173,769	145,135,280	36,172,682	865,807
Materials	76,403,793	56,579,899	19,823,893	1
Telecommunication Services	11,360,839	6,879,322	4,481,517	-
Utilities	23,888,199	-	23,888,199	-
Corporate Bonds	1,654,196	-	1,654,196	-
Money Market Funds	66,781,289	66,781,289	-	-
Total Investments in Securities:	$ 1,249,966,247	$ 841,963,299	$ 407,071,112	$ 931,836

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 76,572,763
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,072,152,673. Net unrealized appreciation aggregated $177,813,574, of which $272,899,141 related to appreciated investment securities and $95,085,567 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

January 31, 2014

1.813058.109

NOR-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.0%
	Shares	Value
Bailiwick of Jersey - 0.1%
Black Earth Farming Ltd. unit (a)(d)	425,800	$ 406,211
Bermuda - 2.8%
BW Offshore Ltd.	526,431	578,638
Vostok Nafta Investment Ltd. SDR (a)	1,985,900	13,943,798
TOTAL BERMUDA		14,522,436
Denmark - 19.7%
Ambu A/S Series B (d)	208,300	11,935,345
Auriga Industries A/S Series B (a)	380,700	11,973,429
Christian Hansen Holding A/S	416,200	16,076,556
Novo Nordisk A/S Series B	985,505	39,039,392
Novozymes A/S Series B	53,749	2,320,017
Solar Holding A/S	174,102	11,266,090
Topdanmark A/S (a)	432,000	11,416,094
TOTAL DENMARK		104,026,923
Finland - 18.2%
Amer Group PLC (A Shares)	784,000	16,199,074
Caverion Corp.	1,415,200	13,780,671
Kesko Oyj	367,100	13,551,100
Lassila & Tikahoja Oyj	818,700	16,264,582
Nokia Corp. (a)(d)	1,627,000	11,260,182
Raisio Group PLC (V Shares)	1,295,992	7,865,570
Vaisala Oyj	282,200	8,776,708
Valmet Corp.	972,100	8,200,751
TOTAL FINLAND		95,898,638
Malta - 2.9%
Unibet Group PLC unit	313,361	15,258,137
Sweden - 39.4%
AF AB (B Shares)	603,100	19,516,012
ASSA ABLOY AB (B Shares)	333,000	16,621,028
BioGaia AB	162,904	5,619,609
CDON Group AB (a)(d)	3,979,902	16,645,193
DIBS Payment Services AB (e)	958,000	8,810,254
East Capital Explorer AB (a)	1,005,000	9,204,140
Eniro AB (a)	873,405	6,525,807
Industrial & Financial Systems AB (IFS) (d)	200,229	4,890,045
Intrum Justitia AB	694,000	19,597,338
Investment AB Kinnevik (B Shares)	264,400	10,380,023

	Shares	Value
Lindab International AB (a)	1,015,800	$ 10,303,128
Nordea Bank AB	1,908,400	25,546,705
Svenska Handelsbanken AB (A Shares)	470,100	22,359,062
Swedish Match Co. AB	801,900	23,501,053
Vitrolife AB	615,700	8,223,242
TOTAL SWEDEN		207,742,639
United Kingdom - 2.9%
G4S PLC (United Kingdom)	3,892,300	15,279,742
TOTAL COMMON STOCKS (Cost $383,703,086)		453,134,726
Money Market Funds - 15.5%

Fidelity Cash Central Fund, 0.10% (b)	61,514,723	61,514,723
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	19,960,277	19,960,277
TOTAL MONEY MARKET FUNDS (Cost $81,475,000)		81,475,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $465,178,086)		534,609,726
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(8,100,186)
NET ASSETS - 100%		$ 526,509,540
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,600
Fidelity Securities Lending Cash Central Fund	78,752
Total	$ 88,352
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DIBS Payment Services AB	$ 6,652,726	$ -	$ -	$ -	$ 8,810,254
Total	$ 6,652,726	$ -	$ -	$ -	$ 8,810,254
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,628,211	$ 54,628,211	$ -	$ -
Consumer Staples	45,323,934	45,323,934	-	-
Energy	578,638	578,638	-	-
Financials	92,849,822	92,849,822	-	-
Health Care	67,137,605	28,098,213	39,039,392	-
Industrials	130,829,342	130,829,342	-	-
Information Technology	33,737,189	22,477,007	11,260,182	-
Materials	28,049,985	28,049,985	-	-
Money Market Funds	81,475,000	81,475,000	-	-
Total Investments in Securities:	$ 534,609,726	$ 484,310,152	$ 50,299,574	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $467,293,575. Net unrealized appreciation aggregated $67,316,151, of which $80,215,654 related to appreciated investment securities and $12,899,503 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014